UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01944

Principal Variable Contracts Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-248-0156

Date of fiscal year end:	December 31, 2020

Date of reporting period:	December 31, 2020

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Variable Contracts Funds, Inc.
Annual Report
December 31, 2020
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, you may not be receiving paper copies of the Fund’s shareholder reports from the insurance company that offers your contract unless you specifically request paper copies from the insurance company or from your financial intermediary.
Instead, the shareholder reports will be made available on a website, and the insurance company will notify you by mail each time a report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company electronically by following the instructions provided by the insurance company.
You may elect to receive all future reports in paper free of charge from the insurance company. You can inform the insurance company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-247-
9988 if you have a life insurance policy or 1-800-852-4450 if you have an annuity. Your election to receive reports in paper will apply to all portfolio companies available under your contract.
Sign up for eDelivery!
Safe, secure and ready when you are,
sign up for eDelivery today.
Two ways to sign up (some restrictions may apply):
Visit Principal.com > Log in, select “My Profile”, then
select “Manage Delivery Preferences”
Telephone: > Call us at 1-800-247-9988 if you have a life
insurance policy or 1-800-852-4450 if you have an annuity.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Economic & Financial Market Review 1
Important Account Information 2
Bond Market Index Account (unaudited) 3
Core Plus Bond Account (unaudited) 4
Diversified Balanced Account (unaudited) 5
Diversified Balanced Managed Volatility Account (unaudited) 6
Diversified Balanced Volatility Control Account (unaudited) 7
Diversified Growth Account (unaudited) 8
Diversified Growth Managed Volatility Account (unaudited) 9
Diversified Growth Volatility Control Account (unaudited) 10
Diversified Income Account (unaudited) 11
Diversified International Account (unaudited) 12
Equity Income Account (unaudited) 13
Government & High Quality Bond Account (unaudited) 14
International Emerging Markets Account (unaudited) 15
LargeCap Growth Account I (unaudited) 16
LargeCap S&P 500 Index Account (unaudited) 17
LargeCap S&P 500 Managed Volatility Index Account (unaudited) 18
MidCap Account (unaudited) 19
Principal Capital Appreciation Account (unaudited) 20
Principal LifeTime 2010 Account (unaudited) 21
Principal LifeTime 2020 Account (unaudited) 22
Principal LifeTime 2030 Account (unaudited) 23
Principal LifeTime 2040 Account (unaudited) 24
Principal LifeTime 2050 Account (unaudited) 25
Principal LifeTime 2060 Account (unaudited) 26
Principal LifeTime Strategic Income Account (unaudited) 27
Real Estate Securities Account (unaudited) 28
SAM Balanced Portfolio (unaudited) 29
SAM Conservative Balanced Portfolio (unaudited) 30
SAM Conservative Growth Portfolio (unaudited) 31
SAM Flexible Income Portfolio (unaudited) 32
SAM Strategic Growth Portfolio (unaudited) 33
Short-Term Income Account (unaudited) 34
SmallCap Account (unaudited) 35
Financial Statements 36
Notes to Financial Statements 77
Schedules of Investments 103
Financial Highlights (Includes performance information) 230
Report of Independent Registered Public Accounting Firm 250
Shareholder Expense Example 252
Supplemental Information 256

Economic & Financial Market Review
The wave of new COVID-19 cases and fatalities in the United States impacted the economy. Consumer confidence weakened in December and was well below pre-pandemic levels. The latest data showed household spending and retail sales dipped in November as coastal lockdowns kept people from normal activities. JPMorgan Chase private credit/debit card data showed a similar moderate downturn in spending from the pattern in October. Job growth had been stellar but slowed; total continuing claims for jobless benefits had been falling, but the pace slackened for several weeks. However, the American Staffing Index of temp-help jobs improved. There was a clear divergence between households and business. National surveys of business purchasing managers weakened modestly in December but were still at healthy levels.
The New York Federal Reserve weekly economic indicator suggests U.S. gross domestic product (GDP) was only (1.32)% below a year ago the week ending December 26, the best datapoint since the pandemic.
Parts of Europe, especially Germany, were still under the scourge of rising new daily cases and fatalities. Stringent lockdowns and falling economic indicators suggested a moderate contraction in fourth quarter Eurozone GDP even though a trade deal has been mostly finalized as the United Kingdom exits the European Union. Eurozone business surveys plunged in November, but the collapse was mostly reversed in
December. Retail sales tumbled in November.
Japan’s economy never recovered completely from the October 2019 two-percentage-point hike in the Value-Added Tax when the pandemic hit. The rebound of Japan’s economy from the virus-inspired recession has been sluggish. Households, self-isolating from a surge in COVID-19 cases, likely flattened activity in December. Global growth helped; China’s economic resurgence and U.S. demand are keeping Japan’s exports surprisingly robust. Inventories have fallen. Business sentiment was recovering; the purchasing manager survey for manufacturing companies was the highest since May 2019. The labor market improved with a drop in the jobless rate to an ultra-low 2.9%.
Overall economic growth in China continued to rocket ahead, pushed by a stunning amount of government-directed stimulus. Retail sales finally picked versus year-ago levels, but for the eleven months through November are still 4.8% below the same period of 2019.. Investment by private companies lagged dramatically even though capital spending by state-owned businesses was up significantly. China’s trade surplus hit record levels, with vigorous exports of COVID-19-related materials.
*Commentary sourced from Outlook for 2021 and commentary by Robert F. Baur, Ph.D., executive director, chief global economist. All data from
Bloomberg, unless otherwise stated.

Important Account Information
The following information applies to all accounts shown in the annual report (unless noted):
The line graphs on the following pages illustrate the growth of a hypothetical $10,000 investment. For each account, the illustration is based on performance of the Class 1 shares, except for Diversified Balanced Account, Diversified Balanced Managed Volatility Account,
Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified
Growth Volatility Control Account, and Diversified Income Account which are based on the performance of the Class 2 shares. The performance of other share classes will differ.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Performance shown does not account for fees, expenses, and charges of any variable insurance contract or retirement plan. If these fees were reflected, performance would be lower. Current performance may be lower or higher than the performance shown.
For more information, including the most recent month-end performance, call your financial professional, or call 800-222-5852.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Account’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.
.

Bond Market Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide current income. Under normal circumstances, the Account uses a passive investment approach known as "sampling" to invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments designed to track the
Bloomberg Barclays U.S. Aggregate Bond Index (the "index") at the time of purchase. The index is composed of investment grade, fixed rate debt issues with maturities of one year or more, including government securities, corporate securities, and asset-backed and mortgage-
backed securities (securitized products).
Security specific impacts within investment grade corporate bonds contributed.  Security specific impacts within mortgage-backed securities contributed. Lower allocation compared to benchmark weight to commercial mortgage-backed securities contributed.
Slightly short duration position relative to the benchmark as interest rates decreased detracted. Slightly lower allocation compared to benchmark weight to investment grade corporate bonds detracted. Security specific impacts within government related credit detracted.
Value of a $10,000 Investment* May 15, 2012 - December 31, 2020
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 7.29% 4.17% 3.02% 5/15/12

Core Plus Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Such investments include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (including collateralized mortgage obligations); asset-backed securities or mortgage-backed securities (securitized products); corporate bonds; and foreign securities, including emerging market securities.
Out-of-index allocation to below investment grade corporate bonds, overweight allocation to investment grade corporate bonds and long duration positioning all contributed.
Curve positioning, overweight allocation to commercial mortgage-backed securities (CMBS), and security selection within commercial mortgage-backed securities (CMBS) all detracted.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.55% 5.29% 4.46% 12/18/87

Diversified Balanced Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc.,
PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately
50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class 1 Shares 12.96% 9.11% 7.88% 5/1/17 12/30/09
Class 2 Shares 12.63% 8.91% 7.79% 12/30/09 –
Class 3 Shares 12.48% 8.75% 7.63% 12/9/20 12/30/09
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide as high a level of total return as is consistent with reasonable risk, with an emphasis on managing volatility.
The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal
Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 50% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately
50% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date***
Class 2 Shares 12.03% 8.50% 7.11% 10/31/13 –
Class 3 Shares 11.88% 8.34% 6.95% 12/9/20 10/31/13
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Balanced Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk, while seeking to control volatility. The Account operates as a fund of funds and invests in funds and exchange-traded funds
("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds").
The Account also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures).
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve. The volatility control sleeve struggled and was the worst performing underlying investment.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2020
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class 2 Shares 8.82% 7.41% 3/30/17 –
Class 3 Shares 8.67% 7.26% 12/9/20 3/30/17
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Growth Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Account operates as a fund of funds and invests in funds and exchange-
traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds, and other fund complexes (collectively, the
"underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
Class 2 Shares 13.76% 10.21% 8.99% 12/30/09 –
Class 3 Shares 13.60% 10.05% 8.83% 12/9/20 12/30/09
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Growth Managed Volatility Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, with an emphasis on managing volatility. The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and
other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 65% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 35% to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class 2 Shares 13.06% 9.70% 8.11% 10/31/13 –
Class 3 Shares 12.89% 9.53% 7.93% 12/9/20 10/31/13
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Growth Volatility Control Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide long-term capital appreciation, while seeking to control volatility. The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-Traded Funds and other fund complexes (collectively, the "underlying funds"). It also invests in cash and cash equivalents (as investments and/or to serve as margin or collateral for derivatives positions) and derivative instruments (primarily exchange-traded futures).
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve. The volatility control sleeve struggled and was the worst performing underlying investment.
Value of a $10,000 Investment* March 30, 2017 - December 31, 2020
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class 2 Shares 8.98% 8.12% 3/30/17 –
Class 3 Shares 8.83% 7.98% 12/9/20 3/30/17
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Account operates as a fund of funds and invests in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc., PVC, Principal Exchange-
Traded Funds, and other fund complexes (collectively, the "underlying funds"). It generally allocates approximately 35% of its assets to equity index underlying funds to gain broad market capitalization exposure to both U.S. and non-U.S. investments and approximately 65%
to fixed-income index underlying funds for intermediate duration fixed-income exposure.
U.S. large-cap equity was the best performing underlying holding. U.S. mid-cap and small-cap equities experienced a strong bounce back toward the end of 2020, posting double-digit returns for the year. Abroad, non-U.S. developed equities lagged U.S. equities and performed in line with core fixed income. Although fixed income struggled relative to U.S. equities, it remains a strong asset class supported by an accommodative Federal Reserve.
Value of a $10,000 Investment* May 15, 2012 - December 31, 2020
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
Class 2 Shares 11.27% 7.52% 6.72% 5/15/12 –
Class 3 Shares 11.11% 7.35% 6.56% 12/9/20 5/15/12
***Extended performance is calculated based on the historical performance of the Account’s Class 2 share class, adjusted for the fees and expenses of the share class shown.

Diversified International Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks long-term growth of capital. The Account invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the Account typically invests in foreign securities of at least 20 countries. Primary consideration is given to securities of issuers of developed areas (for example, Japan, Western
Europe, Canada, Australia, Hong Kong, and Singapore); however, the Account also invests in emerging market securities. The Account invests in equity securities regardless of market capitalization size and style (growth or value).
Strong stock selection was witnessed in Japan and the information technology and energy sectors. Logitech International, a leading designer and manufacturer of personal peripherals for the PC and other digital platforms, benefitted most in categories that enable people to “work, game, engage, and connect”, including PC webcams and video collaboration. Neste Corporation, the European refiner, reported strong renewables business performance during the period, while Vestas Wind Systems, the Denmark-based wind turbine manufacturer, is experiencing an increase in demand for wind power generation and therefore, its products and services, driven by an increase in global power demand while reducing output from coal.
On the other hand, negative attribution was seen in Canada and the financials and consumer discretionary sectors. Shopify, the Canadian cloud-based commerce platform, was not held by the portfolio and benefitted from greater customer adoption of e-commerce solutions and increased online shopping, leading to underperformance for the portfolio. AerCap Holdings, the leading global aircraft leasing company, experienced an ongoing headwind due to less demand for air travel in the COVID-19 environment and has since been exited by the portfolio.
BNP Paribas, a diversified bank based in France, has experienced pressures due to a tough revenue backdrop and lower fees over the year, but is beginning to see benefits from its transformation plan with cost savings continuing to accelerate.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 16.16% 8.77% 6.22% 5/2/94

Equity Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The Account invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Taiwan Semiconductor Manufacturing Co., Ltd. (TSM) outperformed as the company beat expectations and raised their full year guidance.
Deere & Company (DE) outperformed on the success of the company’s innovative agriculture product lines as agriculture markets recover.
Apple Inc. (AAPL) outperformed as the company continues to top expectations and diversify their revenue streams.
Delta Air Lines, Inc. (DAL) detracted as the airline industry faced a steep reduction in demand due to the COVID-19 pandemic. EOG
Resources, Inc. (EOG) underperformed as the energy sector was the worst performing sector within the Russell 1000 Value Index on the year, as the sector faces continued headwinds. Tyson Foods, Inc. (TSN) detracted from relative results as foodservice demand remained weak through the year as restaurants were hit hard by dine-in bans.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 6.43% 12.83% 11.63% 4/28/98 –
Class 2 Shares 6.15% 12.55% 11.35% 5/1/01 –
Class 3 Shares 6.00% 12.40% 11.21% 12/9/20 4/28/98
***Extended performance is calculated based on the historical performance of the Account’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Government & High Quality Bond Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with safety and liquidity. The Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It maintains an average portfolio duration that is within from 50% to 150% of the duration of the Bloomberg Barclays MBS Fixed Rate Index.
As a result of the COVID crisis in early 2020 Treasury rates rallied and the Federal Reserve embarked upon its QE4 purchase programs. With this support, Treasury rates remained low over the course of the year with the primary 30-year mortgage rate moving from approximately
3.75% in December 2019 to approximately 2.70% in December 2020. This decline resulted in high prepayment speeds within the mortgage-
backed securities market and increased demand for specified pools thereby benefiting specified pool prices, particularly after the first quarter.
Further, the specified pools held by the Account experienced prepayment rates that were lower than generic collateral resulting in additional carry for the Account. As the specified pools comprise the majority of pools held by the Account this was a primary contributor to performance.
Out-of-index allocation to non-agency commercial mortgage-backed securities was the largest detractor to performance for the year. Further, out-of-index allocations to agency collateralized mortgage obligations, and agency commercial mortgage-backed securities also detracted.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 2.87% 2.76% 2.86% 5/6/93

International Emerging Markets Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 19.23% 11.28% 2.93% 10/24/00
The investment seeks long-term growth of capital. The Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. The adviser considers a security to be tied economically to an emerging market (an "emerging market security") if the issuer of the security has its principal place of business or principal office in an emerging market, has its principal securities trading market in an emerging market, or derives a majority of its revenue from emerging markets.
The Greater China region was the best performer during the period, entirely driven by positive stock selection. The EMEA region was the other standout market where South Africa was the top relative performer. At the country level, Argentina was a top performer, led by our e-commerce holding, MercadoLibre, up 191.7%. From a sector standpoint, communication services and consumer discretionary were the best performers. The consumer sector was highlighted by our e-commerce exposure and online food delivery holding, Meituan, up
190.5%. Communication services outperformance was driven by our holdings in Tencent and NetEase, up 51.3% and 57.8%. Other notable contributors to our strategy were in the information technology sector, led by Taiwan Semiconductor, up 74.7% and Samsung Electronics,
up 59.9%.
Negative stock selection in South Korea, India, and Brazil were the main sources of weakness during the period. The financials sector was the worst relative performer during the period, largely driven by our holding in IRB Brasil. The company came under pressure during the period following a short report published by Squadra (Rio-based hedge fund) which questioned their accounting methods. We were also hurt by our Latin American holdings, Credicorp, down 18.0%, Petrobras Distribuidora, down 40.7%, and Petrobras, down 46.9%.

LargeCap Growth Account I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Brown Advisory, LLC, and T. Rowe Price Associates, Inc.
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this
Account, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the
Russell 1000® Growth Index. The Account is non-diversified.
The communication services sector was the top performing sector, driven by strong stock selection. Stock selection within the health care, consumer staples, and real estate sectors also benefitted.
The information technology sector was the worst performing sector, driven by an underweight to the sector and poor stock selection. An overweight to industrials and health care was also a headwind for the period.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 36.20% 20.85% 16.90% 6/1/94

LargeCap S&P 500 Index Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12-month period ending in December 2020, the LargeCap S&P 500 Index Account was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the index posted positive returns during the period with the information technology and consumer discretionary sectors providing the best return. NVIDIA, PayPal Holdings, and Apple contributed to performance for the 12-month period ending December.
The energy and real estate sectors recorded the worst returns during the period. Occidental Petroleum, Raytheon, and Wells Fargo detracted from performance for the 12-month period ending in December.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 18.08% 14.90% 13.54% 5/3/99 –
Class 2 Shares 17.77% 14.60% 13.26% 5/1/15 5/3/99
***Extended performance is calculated based on the historical performance of the Account’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

LargeCap S&P 500 Managed Volatility Index Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Spectrum Asset Management, Inc.
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks long-term growth of capital, with an emphasis on managing volatility. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P
500 Index at the time of each purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe, which include growth and value stocks.
During the 12-month period ending in December 2020, the LargeCap S&P 500 Managed Volatility Index Account was in line with the S&P
500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. Eight of the eleven economic sectors in the index posted positive returns during the period with the information technology and consumer discretionary sectors providing the best return. NVIDIA, PayPal Holdings, and Apple contributed to Account performance for the 12-month period ending December.
The energy and real estate sectors recorded the worst returns during the period. Occidental Petroleum, Raytheon, and Wells Fargo detracted from Account performance for the 12-month period ending in December.
Value of a $10,000 Investment* October 31, 2013 - December 31, 2020
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 16.67% 13.82% 12.03% 10/31/13

MidCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this
Account, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Index.
During 2020 the MidCap Account benefited from both positive company selection and sector allocation. Company selection in the financials, industrials, and utilities sectors drove the relative outperformance for the year. The account was also helped by its underweight positions in the energy and utilities sectors, as they were two of the market’s lagging sectors. The largest contributor for the year was Wix.com, a founder-
led software company that offers easy-to-use website building tools. Wix.com enables the creation of a sophisticated digital presence at an attractive price, which has become even more important over the last year. The MidCap Account’s next largest contributor was Autodesk, the leader in computer-aided design software that is essential for architects and manufacturers. Another important contributor was long-time holding Copart which provides auction and remarketing services for salvaged vehicles.
The largest detractor during the year was Howard Hughes, a real estate developer with attractive projects in growing U.S. markets such as Houston and Las Vegas. COVID-19 has impacted some of the markets where Howard Hughes operates, and the company’s shares underperformed. The MidCap Account’s next largest detractor was Markel, a specialty-insurance company with decades of experience successfully underwriting non-standard and hard-to-place risks. Another detractor for the year was Arch Capital Group, a provider of mortgage insurance, reinsurance, and specialty insurance with a management team that focuses on long-term returns through cycles.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 18.33% 17.00% 15.87% 12/18/87
Class 2 Shares 18.07% 16.71% 15.58% 9/9/09

Principal Capital Appreciation Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The Account invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Those managing the Account's investments seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
Taiwan Semiconductor Manufacturing Co., Ltd. (TSM) outperformed as the company beat expectations and raised their full year guidance.
Deckers Outdoor Corporation (DECK) contributed to relative results as HOKA sales drove shares higher. Not owning Exxon Mobil (XOM)
contributed to relative results.
Not owning Tesla Inc. (TSLA) detracted from relative results. Fidelity National Financial, Inc. (FNF) a title insurance company, has seen strong refinance strength within residential, but shares have trailed the broader markets as investors have reacted negatively to the acquisition announcement of FGL Holdings. JPMorgan Chase & Co. (JPM) detracted as investors became concerned that banks faced net interest margin pressure during the year as Treasury rates dropped.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 18.72% 14.89% 13.27% 4/28/98
Class 2 Shares 18.44% 14.60% 12.99% 11/6/01

Principal LifeTime 2010 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Account operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 11.40% 7.46% 6.43% 8/30/04

Principal LifeTime 2020 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Account operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 12.89% 8.94% 7.76% 8/30/04

Principal LifeTime 2030 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Account operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 14.89% 10.28% 8.69% 8/30/04

Principal LifeTime 2040 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Account operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 16.11% 11.18% 9.48% 8/30/04

Principal LifeTime 2050 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Account operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 16.68% 11.68% 9.81% 8/30/04

Principal LifeTime 2060 Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The Account operates as a "target date fund" that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the
Account's name. The Account's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* May 1, 2013 - December 31, 2020
1-Year 5-Year Since Inception Inception Date
Class 1 Shares 16.58% 11.76% 10.27% 5/1/13

Principal LifeTime Strategic Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The Account invests according to an asset allocation strategy designed for investors primarily seeking current income and secondarily capital appreciation. The Account's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65. The Account is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI") and of Principal Variable Contracts Funds, Inc. ("PVC").
Performance in the non-U.S. equity space contributed positively for the year driven by strong performance of the Diversified International and Overseas investment option against their respective indices. An overweight to growth exposure within U.S. equity across the series was a contributor to performance as growth was favored relative to value for the year. Asset class positioning was a positive contributor for the year driven largely by an overweight to U.S. equities in all vintages, besides those in-retirement which are more conservatively positioned.
Manager performance within the real asset space contributed positively in the later-dated vintages as the Real Estate Securities investment option outperformed its index for the year.
Active management within the U.S. large-cap equity space detracted for the year as the Blue Chip and LargeCap Growth I investment options lagged their indices. The inclusion of a non-U.S. value strategy, Overseas, detracted from a style selection perspective as value was out of favor for the year. Performance of the High Income investment option hindered returns as it lagged both its manager index and the high yield exposure of the S&P Target Date index for the year. An overweight to real assets detracted from performance for the year, causing the portfolio to forgo better opportunities for absolute performance in other asset classes.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 10.30% 6.51% 5.41% 8/30/04

Real Estate Securities Account
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. It is non-diversified.
An overweight to Equinix, Inc., a U.S. data center stock, contributed. The data center space is one of the few REIT sectors that has seen relatively minimal negative operational impact from COVID-19, while also seeing positive leasing momentum driven by healthy demand.
Notably, the company’s interconnection business has particularly benefited from more distributed network traffic and remote working. An overweight to Prologis, Inc., a U.S. industrial stock, contributed. Demand for logistics space as ecommerce sales experienced a material acceleration during the pandemic contributed. Fundamentals remain favorable as retailers continue to reconfigure their supply chains to meet increased online demand. An overweight position to office stock Alexandria Real Estate Equities, Inc. contributed. Alexandria owns and develops lab and biotech office space that experienced a surge in demand as significant dollars were invested in finding a cure for COVID-19.
An overweight to AvalonBay Communities, Inc., a U.S. apartments stock, detracted. The stock suffered from slow leasing activities and poor pricing in coastal gateway markets due to impacts from the work-from-home trend as a result of COVID-19. Regulatory uncertainties, especially in the California markets, also pressured the stock, such as various local governments requiring flat renewal rates and/or the prevention of eviction of COVID-19 impacted tenants, which led to low rent collection/bad debt. An overweight to EPR Properties, a U.S.
net lease stock, detracted. Large exposure to experiential tenants, especially movie theater operators, caused the stock to underperform due to the social distancing requirements caused by the COVID-19 pandemic. Our positioning in CyrusOne, Inc., a U.S. data center stock, detracted, mainly as a result of poor trade timing. We added to the sector prior to a cyclical rally as the result of massive policy support and optimism over economic reopening which caused defensive sectors, like data centers, to lag.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares -3.42% 7.01% 9.95% 5/1/98
Class 2 Shares -3.65% 6.74% 9.68% 1/8/07

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The Portfolio operates as funds of funds and invests principally in funds and exchange-traded funds ("ETFs") of Principal
Funds, Inc., PVC, and Principal Exchange-Traded Funds ("underlying funds"). It generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund.
The Portfolio's tactical underweight to non-U.S. developed market equities, which underperformed their U.S. and emerging market counterparts, was the largest positive contributor to performance for the period. In addition, the Portfolio's strategic underweight to large-
cap value equities, which significantly underperformed its growth counterparts, aided performance for the period. Lastly, strong security selection in real estate investment trusts positively contributed to performance for the period.
Security selection in large-cap growth equities was the largest detractor to performance for the period. In addition, security selection in mid-
cap growth equities hindered performance for the period. Lastly, the Portfolio's strategic underweight to large-cap growth equities, which was one of the top performing asset classes, negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 11.28% 9.31% 8.28% 6/3/97
Class 2 Shares 10.96% 9.04% 8.01% 11/6/01

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The Portfolio operates as a fund of funds. It generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund. The Portfolio generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20%
in any one specialty fund.
The Portfolio's strategic underweight to large-cap value equities, which significantly underperformed its growth counterparts, was the largest positive contributor to performance for the period. In addition, the Portfolio's tactical underweight to non-U.S. developed market equities, which underperformed their U.S. and emerging market counterparts, aided performance for the period. Lastly, strong security selection in real estate investment trusts positively contributed to performance for the period.
Security selection in large-cap growth equities was the largest detractor to performance for the period. In addition, security selection in mid-
cap growth equities hindered performance for the period. Lastly, the Portfolio's strategic underweight to large-cap growth equities, which was one of the top performing asset classes, negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 9.60% 7.76% 6.87% 4/23/98
Class 2 Shares 9.25% 7.47% 6.59% 11/6/01

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolio operates as a fund of funds. It generally invests between 0%
and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund. The Portfolio generally invests between 60%
and 100% of its assets in equity funds, and less than 40% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The Portfolio's tactical overweight to equities and underweight to fixed income was the largest positive contributor to performance for the period, as equities led the market rally. In addition, the Portfolio's strategic underweight to large-cap value equities, which underperformed their growth counterparts, aided performance for the period. Lastly, strong security selection in real estate investment trusts positively contributed to performance for the period.
Security selection in large-cap growth equities was the largest detractor to performance for the period. In addition, security selection in mid-
cap growth equities hindered performance for the period. Lastly, the Portfolio's strategic underweight to large-cap growth equities, which was one of the top performing asset classes, negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 12.95% 10.89% 9.56% 6/3/97
Class 2 Shares 12.68% 10.62% 9.29% 11/6/01

SAM Flexible Income Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The Portfolio operates as a fund of funds. It generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40% in any one fixed-
income fund. The Portfolio generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund. It generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
Strong security selection in real estate investment trusts was the largest positive contributor to performance for the period. In addition, the
Portfolio's strategic and tactical allocation to high yield bonds, which posted high single-digit returns, aided performance for the period.
Lastly, the Portfolio's tactical underweight to non-U.S. developed market equities, which underperformed their U.S. and emerging market counterparts, positively contributed to performance for the period.
Security selection in Treasury Inflation-Protected Securities was the largest detractor to performance for the period. In addition, security selection in high yield bonds hindered performance for the period. Lastly, the Portfolio's strategic underweight to large-cap growth equities, which was one of the top performing asset classes, negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 7.27% 6.68% 5.95% 9/9/97
Class 2 Shares 7.03% 6.42% 5.69% 11/6/01

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolio operates as a fund of funds. It generally invests between 75%
and 100% of its assets in equity funds, and less than 50% in any one equity fund. The Portfolio invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The Portfolio's strategic underweight to large-cap value equities, which underperformed their growth counterparts, was the largest positive contributor to performance for the period. In addition, strong security selection in real estate investment trusts aided performance for the period. Lastly, the Portfolio's tactical underweight to non-U.S. developed market equities, which underperformed their U.S. counterparts, positively contributed to performance for the period.
The Portfolio's strategic underweight to large-cap growth equities, which was one of the top performing asset classes, was the largest detractor to performance for the period. In addition, security selection in mid-cap growth equities hindered performance for the period.
Lastly, security selection in large-cap growth equities negatively contributed to performance for the period.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 15.40% 11.77% 10.41% 6/3/97
Class 2 Shares 15.13% 11.49% 10.13% 11/6/01

Short-Term Income Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal. The Account invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's") or, if unrated, in the opinion of those selecting such investments, are of comparable quality. It invests in foreign securities.
Issuer selection in energy, basic industry, government owned no guarantee debt, and technology contributed.
Out-of-index contributions to agency commercial mortgage-backed securities and treasuries detracted. Underweight to banking detracted.
Overweight to government owned no guarantee debt detracted.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Class 1 Shares 3.36% 2.71% 2.34% 1/12/94

SmallCap Account
Investment Advisor: Principal Global Investors, LLC
Average Annual Total Returns*
as of
December 31, 2020
What contributed to or detracted from Account performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the Account invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this
Account, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the
Russell 2000® Index.
Teladoc, a leading provider of telehealth solutions, contributed as it reported better-than-expected operating results and significant demand for its services amid the COVID-19 pandemic. SiTime, a provider of semiconductors that manage clocks and timing in electronic devices, contributed amid increased quarterly guidance partly related to a new smartphone design win. Natera, a specialty diagnostics company, performed well amid better than expected results driven by improved reimbursement for their leading prenatal test. Carvana, an e-commerce platform for buying and selling used cars, reported better-than-expected operating results and a more favorable outlook driven by strong demand and favorable used car prices. Horizon Therapeutics, a specialty pharmaceutical company now focused on developing therapies for rare and orphan diseases, outperformed following better-than-expected results from faster than anticipated uptake of its newly launched drug,
Tepezza.
Brandywine Realty Trust, an equity REIT that derives most of its operating income through the ownership and management of office properties located in the mid-Atlantic region, detracted as the outlook for office properties came into question amid the COVID-19 pandemic as many companies shifted their employees to working remotely. Ladder Capital, a commercial mortgage REIT declined due to liquidity and credit concerns related to its commercial loan portfolio that arose amid the COVID-19 containment efforts. OneSpaWorld, which operates shipboard spas, sold off sharply as cruise line partners cancelled sailings in response to the COVID-19 pandemic. Pebblebrook
Hotel Trust, a lodging real estate investment trust focused on upscale full-service hotel and resort properties, detracted as hotel occupancy rates were dramatically reduced amid the COVID-19 pandemic. Brink’s, a provider of secure logistics and security solutions, reported disappointing earnings and withdrew full year guidance due to COVID-19 uncertainties but has also been impacted by the shift toward paperless transactions.
Value of a $10,000 Investment* December 31, 2010 - December 31, 2020
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date***
Class 1 Shares 22.20% 12.95% 12.40% 5/1/98 –
Class 2 Shares 21.87% 12.66% 12.12% 2/17/15 5/1/98
***Extended performance is calculated based on the historical performance of the Account’s Class 1 share class, adjusted for the fees and expenses of the share class shown.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Account
Bond Market Index
Account
Core Plus Bond
Account
Investment in securities--at cost ..........................................................
$ 4,997 $ 2,531,768 $ 256,298
Investment in affiliated securities--at cost ................................................
$ 6 $ 233,150 $ 10,172
Assets
Investment in securities--at value  .......................................................... $ 5,167 $ 2,703,541
(a)
$ 270,065
(a)
Investment in affiliated securities--at value ................................................. 6 233,150 10,172
Cash ......................................................................................... – 356 –
Deposits with counterparty .................................................................. – – 9
Receivables:
Dividends and interest ................................................................. 1 12,926 1,636
Expense reimbursement from Manager ............................................... 3 – –
Fund shares sold ....................................................................... – 224 1,994
Investment securities sold ............................................................. 14 18,345 10
Other assets .................................................................................. – – 6
Prepaid expenses ............................................................................ – – 1
Total Assets   5,191 2,968,542 283,893
Liabilities
Accrued management and investment advisory fees ........................................ 2 320 99
Accrued distribution fees .................................................................... 1 – –
Accrued directors' expenses ................................................................. – 10 –
Accrued professional fees ................................................................... 3 – –
Accrued other expenses ..................................................................... – 20 –
Cash overdraft ............................................................................... – – 14
Deposits from counterparty ................................................................. – 353 –
Payables:
Fund shares redeemed ................................................................. – 7,432 171
Investment securities purchased ...................................................... 15 220,242 27,240
Variation margin on futures ........................................................... – – 1
Collateral obligation on securities loaned, at value ......................................... – 4,906 412
Total Liabilities   21 233,283 27,937
Net Assets Applicable to Outstanding Shares ............................................
$ 5,170 $ 2,735,259 $ 255,956
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,000 $ 2,500,890 $ 230,894
Total distributable earnings (accumulated loss) ............................................. 170 234,369 25,062
Total Net Assets
$ 5,170 $ 2,735,259 $ 255,956
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 2,735,259 $ 255,956
Shares issued and outstanding ........................................................ 244,070 21,059
Net Asset Value per share .............................................................
$ 11.21 $ 12.15
Class 3 : Net Assets .......................................................................... $ 5,170 N/A N/A
Shares issued and outstanding ........................................................ 500
Net Asset Value per share .............................................................
$ 10.34
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Balanced
Account
Diversified Balanced
Managed Volatility
Account
Diversified Balanced
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 35,628
Investment in affiliated securities--at cost ................................................
$ 715,498 $ 150,583 $ 134,003
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 36,980
Investment in affiliated securities--at value ................................................. 1,020,535 185,202 147,597
Receivables:
Fund shares sold ....................................................................... 6 176 –
Investment securities sold ............................................................. 2,447 – 76
Total Assets   1,022,988 185,378 184,653
Liabilities
Accrued management and investment advisory fees ........................................ 43 8 18
Accrued distribution fees .................................................................... 207 38 38
Accrued directors' expenses ................................................................. 3 1 1
Accrued other expenses ..................................................................... 6 5 6
Payables:
Fund shares redeemed ................................................................. 2,453 79 95
Investment securities purchased ...................................................... – 98 16
Total Liabilities   2,712 229 174
Net Assets Applicable to Outstanding Shares ............................................
$ 1,020,276 $ 185,149 $ 184,479
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 643,720 $ 143,388 $ 163,737
Total distributable earnings (accumulated loss) ............................................. 376,556 41,761 20,742
Total Net Assets
$ 1,020,276 $ 185,149 $ 184,479
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 400,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 40,515 N/A N/A
Shares issued and outstanding ........................................................ 2,305
Net Asset Value per share .............................................................
$ 17.58
Class 2 : Net Assets .......................................................................... $ 979,751 $ 185,139 $ 184,469
Shares issued and outstanding ........................................................ 55,634 13,561 14,881
Net Asset Value per share .............................................................
$ 17.61 $ 13.65 $ 12.40
Class 3 : Net Assets .......................................................................... $ 10 $ 10 $ 10
Shares issued and outstanding ........................................................ 1 1 1
Net Asset Value per share .............................................................
$ 17.58 $ 13.65 $ 12.40

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Growth
Account
Diversified Growth
Managed Volatility
Account
Diversified Growth
Volatility Control
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 195,197
Investment in affiliated securities--at cost ................................................
$ 2,633,458 $ 296,872 $ 708,662
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 200,049
Investment in affiliated securities--at value ................................................. 3,854,088 378,350 796,705
Receivables:
Fund shares sold ....................................................................... – 119 –
Investment securities sold ............................................................. 7,476 1,235 2,955
Total Assets   3,861,564 379,704 999,709
Liabilities
Accrued management and investment advisory fees ........................................ 162 16 100
Accrued distribution fees .................................................................... 811 80 208
Accrued directors' expenses ................................................................. 17 1 5
Accrued other expenses ..................................................................... 6 5 6
Payables:
Fund shares redeemed ................................................................. 7,476 1,354 3,694
Investment securities purchased ...................................................... – – 111
Total Liabilities   8,472 1,456 4,124
Net Assets Applicable to Outstanding Shares ............................................
$ 3,853,092 $ 378,248 $ 995,585
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,383,057 $ 281,623 $ 873,701
Total distributable earnings (accumulated loss) ............................................. 1,470,035 96,625 121,884
Total Net Assets
$ 3,853,092 $ 378,248 $ 995,585
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 500,000 400,000 400,000
Net Asset Value Per Share:
Class 2 : Net Assets .......................................................................... $ 3,853,082 $ 378,238 $ 995,575
Shares issued and outstanding ........................................................ 191,207 26,390 78,505
Net Asset Value per share .............................................................
$ 20.15 $ 14.33 $ 12.68
Class 3 : Net Assets .......................................................................... $ 10 $ 10 $ 10
Shares issued and outstanding ........................................................ 1 1 1
Net Asset Value per share .............................................................
$ 20.15 $ 14.33 $ 12.68

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified Income
Account
Diversified
International Account Equity Income Account
Investment in securities--at cost ..........................................................
$ – $ 206,904 $ 427,973
Investment in affiliated securities--at cost ................................................
$ 266,122 $ 1,712 $ 15,730
Assets
Investment in securities--at value  .......................................................... $ – $ 292,426
(a)
$ 779,536
(a)
Investment in affiliated securities--at value ................................................. 323,623 1,712 15,730
Cash ......................................................................................... – – 31
Receivables:
Dividends and interest ................................................................. – 697 1,571
Fund shares sold ....................................................................... 667 17 136
Investment securities sold ............................................................. 2,734 – –
Total Assets   327,024 294,852 797,004
Liabilities
Accrued management and investment advisory fees ........................................ 13 204 306
Accrued distribution fees .................................................................... 68 – 7
Accrued directors' expenses ................................................................. 1 2 5
Accrued foreign tax ......................................................................... – 79 –
Accrued other expenses ..................................................................... 6 44 23
Payables:
Fund shares redeemed ................................................................. 3,401 577 3,666
Investment securities purchased ...................................................... – – 366
Collateral obligation on securities loaned, at value ......................................... – 2,220 2,788
Total Liabilities   3,489 3,126 7,161
Net Assets Applicable to Outstanding Shares ............................................
$ 323,535 $ 291,726 $ 789,843
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 252,676 $ 204,129 $ 418,128
Total distributable earnings (accumulated loss) ............................................. 70,859 87,597 371,715
Total Net Assets
$ 323,535 $ 291,726 $ 789,843
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 250,000 300,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... N/A $ 291,726 $ 755,882
Shares issued and outstanding ........................................................ 16,414 26,482
Net Asset Value per share .............................................................
$ 17.77 $ 28.54
Class 2 : Net Assets .......................................................................... $ 323,525 N/A $ 33,951
Shares issued and outstanding ........................................................ 21,826 1,201
Net Asset Value per share .............................................................
$ 14.82 $ 28.26
Class 3 : Net Assets .......................................................................... $ 10 N/A $ 10
Shares issued and outstanding ........................................................ 1 –
(b)
Net Asset Value per share .............................................................
$ 14.82 $ 28.53
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Reflects an amount less than 500 shares issued and outstanding.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Government & High
Quality Bond Account
International Emerging
Markets Account
LargeCap Growth
Account I
Investment in securities--at cost ..........................................................
$ 260,560 $ 67,272 $ 356,499
Investment in affiliated securities--at cost ................................................
$ 17,351 $ 805 $ 6,012
Assets
Investment in securities--at value  .......................................................... $ 264,141 $ 93,357 $ 606,896
(a)
Investment in affiliated securities--at value ................................................. 17,351 805 6,012
Cash ......................................................................................... 1 18 –
Deposits with counterparty .................................................................. 179 – 132
Receivables:
Dividends and interest ................................................................. 607 180 88
Expense reimbursement from Manager ............................................... – – 4
Fund shares sold ....................................................................... 954 64 100
Investment securities sold ............................................................. – – 171
Variation margin on futures ........................................................... – – 15
Total Assets   283,233 94,424 613,418
Liabilities
Accrued management and investment advisory fees ........................................ 97 85 348
Accrued directors' expenses ................................................................. 1 – 1
Accrued foreign tax ......................................................................... – 198 –
Accrued other expenses ..................................................................... 7 23 30
Cash overdraft ............................................................................... – – 2
Payables:
Expense reimbursement to Manager .................................................. – 3 –
Fund shares redeemed ................................................................. 72 276 242
Investment securities purchased ...................................................... 55,046 – 148
Variation margin on futures ........................................................... 14 – –
Collateral obligation on securities loaned, at value ......................................... – – 290
Total Liabilities   55,237 585 1,061
Net Assets Applicable to Outstanding Shares ............................................
$ 227,996 $ 93,839 $ 612,357
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 229,158 $ 66,028 $ 285,156
Total distributable earnings (accumulated loss) ............................................. (1,162) 27,811 327,201
Total Net Assets
$ 227,996 $ 93,839 $ 612,357
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 227,996 $ 93,839 $ 612,357
Shares issued and outstanding ........................................................ 23,200 4,707 12,637
Net Asset Value per share .............................................................
$ 9.83 $ 19.94 $ 48.46
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Investment in securities--at cost ..........................................................
$ 1,580,245 $ 130,888 $ 354,458
Investment in affiliated securities--at cost ................................................
$ 49,065 $ 15,820 $ 1,607
Assets
Investment in securities--at value  .......................................................... $ 2,875,842
(a)
$ 220,104
(a)
$ 629,664
Investment in affiliated securities--at value ................................................. 49,065 15,820 1,607
Cash ......................................................................................... 21 – 232
Receivables:
Dividends and interest ................................................................. 2,150 164 169
Fund shares sold ....................................................................... 351 34 36
Investment securities sold ............................................................. – – 2,024
Variation margin on futures ........................................................... 323 31 –
Total Assets   2,927,752 236,153 633,732
Liabilities
Accrued management and investment advisory fees ........................................ 617 89 279
Accrued distribution fees .................................................................... 6 – 5
Accrued directors' expenses ................................................................. 13 1 4
Accrued other expenses ..................................................................... 15 10 7
Payables:
Fund shares redeemed ................................................................. 6,064 556 1,228
Investment securities purchased ...................................................... – – 2,472
Options and swaptions contracts written  (premiums received $ 0 , $ 873 and $ 0 ) ..... – 316 –
Collateral obligation on securities loaned, at value ......................................... 394 69 –
Total Liabilities   7,109 1,041 3,995
Net Assets Applicable to Outstanding Shares ............................................
$ 2,920,643 $ 235,112 $ 629,737
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,346,444 $ 138,661 $ 309,495
Total distributable earnings (accumulated loss) ............................................. 1,574,199 96,451 320,242
Total Net Assets
$ 2,920,643 $ 235,112 $ 629,737
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 100,000 105,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 2,892,842 $ 235,112 $ 604,094
Shares issued and outstanding ........................................................ 131,873 13,913 9,484
Net Asset Value per share .............................................................
$ 21.94 $ 16.90 $ 63.69
Class 2 : Net Assets .......................................................................... $ 27,801 N/A $ 25,643
Shares issued and outstanding ........................................................ 1,284 407
Net Asset Value per share .............................................................
$ 21.65 $ 63.08
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Principal Capital
Appreciation Account
Principal LifeTime 2010
Account
Principal LifeTime 2020
Account
Investment in securities--at cost ..........................................................
$ 75,859 $ – $ –
Investment in affiliated securities--at cost ................................................
$ 1,887 $ 32,374 $ 168,335
Foreign currency--at cost ..................................................................
$ 7 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 164,293 $ – $ –
Investment in affiliated securities--at value ................................................. 1,887 35,830 194,173
Foreign currency--at value .................................................................. 7 – –
Receivables:
Dividends and interest ................................................................. 156 33 139
Fund shares sold ....................................................................... 10 9 23
Investment securities sold ............................................................. 9 15 30
Total Assets   166,362 35,887 194,365
Liabilities
Accrued management and investment advisory fees ........................................ 87 – –
Accrued distribution fees .................................................................... 4 – –
Accrued directors' expenses ................................................................. 1 – 1
Accrued professional fees ................................................................... – 6 –
Accrued other expenses ..................................................................... 7 – 5
Cash overdraft ............................................................................... 2 – –
Payables:
Fund shares redeemed ................................................................. 360 24 53
Investment securities purchased ...................................................... 187 33 139
Total Liabilities   648 63 198
Net Assets Applicable to Outstanding Shares ............................................
$ 165,714 $ 35,824 $ 194,167
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 69,925 $ 29,811 $ 154,323
Total distributable earnings (accumulated loss) ............................................. 95,789 6,013 39,844
Total Net Assets
$ 165,714 $ 35,824 $ 194,167
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 100,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 147,026 $ 35,824 $ 194,167
Shares issued and outstanding ........................................................ 4,286 2,636 12,957
Net Asset Value per share .............................................................
$ 34.30 $ 13.59 $ 14.99
Class 2 : Net Assets .......................................................................... $ 18,688 N/A N/A
Shares issued and outstanding ........................................................ 552
Net Asset Value per share .............................................................
$ 33.81

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2030
Account
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Investment in affiliated securities--at cost ................................................
$ 192,845 $ 88,590 $ 40,188
Assets
Investment in affiliated securities--at value ................................................. $ 228,297 $ 107,143 $ 49,785
Receivables:
Dividends and interest ................................................................. 118 32 7
Fund shares sold ....................................................................... 97 25 13
Investment securities sold ............................................................. 240 62 82
Total Assets   228,752 107,262 49,887
Liabilities
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... – – 6
Accrued other expenses ..................................................................... 5 6 –
Payables:
Fund shares redeemed ................................................................. 337 87 95
Investment securities purchased ...................................................... 118 32 7
Total Liabilities   461 125 108
Net Assets Applicable to Outstanding Shares ............................................
$ 228,291 $ 107,137 $ 49,779
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 181,064 $ 83,018 $ 37,542
Total distributable earnings (accumulated loss) ............................................. 47,227 24,119 12,237
Total Net Assets
$ 228,291 $ 107,137 $ 49,779
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 228,291 $ 107,137 $ 49,779
Shares issued and outstanding ........................................................ 15,736 5,924 2,850
Net Asset Value per share .............................................................
$ 14.51 $ 18.09 $ 17.47

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime 2060
Account
Principal LifeTime
Strategic Income
Account
Real Estate Securities
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 111,134
Investment in affiliated securities--at cost ................................................
$ 9,631 $ 28,419 $ 59
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 136,186
Investment in affiliated securities--at value ................................................. 11,474 31,030 59
Receivables:
Dividends and interest ................................................................. 1 33 545
Fund shares sold ....................................................................... 14 9 26
Investment securities sold ............................................................. – – 42
Total Assets   11,489 31,072 136,858
Liabilities
Accrued management and investment advisory fees ........................................ – – 92
Accrued distribution fees .................................................................... – – 1
Accrued directors' expenses ................................................................. – – 1
Accrued professional fees ................................................................... 6 5 –
Accrued other expenses ..................................................................... – – 6
Payables:
Fund shares redeemed ................................................................. – 7 176
Investment securities purchased ...................................................... 15 35 –
Total Liabilities   21 47 276
Net Assets Applicable to Outstanding Shares ............................................
$ 11,468 $ 31,025 $ 136,582
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 9,164 $ 26,591 $ 99,257
Total distributable earnings (accumulated loss) ............................................. 2,304 4,434 37,325
Total Net Assets
$ 11,468 $ 31,025 $ 136,582
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 100,000 100,000 300,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 11,468 $ 31,025 $ 129,617
Shares issued and outstanding ........................................................ 696 2,417 6,782
Net Asset Value per share .............................................................
$ 16.49 $ 12.84 $ 19.11
Class 2 : Net Assets .......................................................................... N/A N/A $ 6,965
Shares issued and outstanding ........................................................ 364
Net Asset Value per share .............................................................
$ 19.16

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Investment in affiliated securities--at cost ................................................
$ 524,998 $ 160,216 $ 283,874
Assets
Investment in affiliated securities--at value ................................................. $ 702,547 $ 194,529 $ 384,302
Receivables:
Dividends and interest ................................................................. 909 240 494
Fund shares sold ....................................................................... 81 61 272
Investment securities sold ............................................................. 635 354 –
Total Assets   704,172 195,184 385,068
Liabilities
Accrued management and investment advisory fees ........................................ 134 37 73
Accrued distribution fees .................................................................... 28 6 33
Accrued directors' expenses ................................................................. 2 1 1
Accrued other expenses ..................................................................... 6 5 6
Payables:
Fund shares redeemed ................................................................. 716 415 236
Investment securities purchased ...................................................... 299 131 104
Total Liabilities   1,185 595 453
Net Assets Applicable to Outstanding Shares ............................................
$ 702,987 $ 194,589 $ 384,615
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 501,175 $ 155,586 $ 272,652
Total distributable earnings (accumulated loss) ............................................. 201,812 39,003 111,963
Total Net Assets
$ 702,987 $ 194,589 $ 384,615
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 200,000 200,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 568,806 $ 164,411 $ 226,009
Shares issued and outstanding ........................................................ 34,453 12,848 10,390
Net Asset Value per share .............................................................
$ 16.51 $ 12.80 $ 21.75
Class 2 : Net Assets .......................................................................... $ 134,181 $ 30,178 $ 158,606
Shares issued and outstanding ........................................................ 8,238 2,393 7,410
Net Asset Value per share .............................................................
$ 16.29 $ 12.61 $ 21.40

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Short-Term Income
Account
Investment in securities--at cost ..........................................................
$ – $ – $ 149,793
Investment in affiliated securities--at cost ................................................
$ 163,176 $ 269,414 $ 2,196
Assets
Investment in securities--at value  .......................................................... $ – $ – $ 152,647
(a)
Investment in affiliated securities--at value ................................................. 184,196 355,463 2,196
Deposits with counterparty .................................................................. – – 2
Receivables:
Dividends and interest ................................................................. 207 256 555
Expense reimbursement from Manager ............................................... – – 1
Fund shares sold ....................................................................... 88 213 2,887
Total Assets   184,491 355,932 158,288
Liabilities
Accrued management and investment advisory fees ........................................ 35 67 66
Accrued distribution fees .................................................................... 7 35 –
Accrued directors' expenses ................................................................. 1 1 1
Accrued other expenses ..................................................................... 6 6 8
Payables:
Fund shares redeemed ................................................................. 20 115 834
Investment securities purchased ...................................................... 160 98 –
Collateral obligation on securities loaned, at value ......................................... – – 360
Total Liabilities   229 322 1,269
Net Assets Applicable to Outstanding Shares ............................................
$ 184,262 $ 355,610 $ 157,019
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 157,553 $ 259,338 $ 151,250
Total distributable earnings (accumulated loss) ............................................. 26,709 96,272 5,769
Total Net Assets
$ 184,262 $ 355,610 $ 157,019
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 200,000 200,000 400,000
Net Asset Value Per Share:
Class 1 : Net Assets .......................................................................... $ 149,396 $ 187,904 $ 157,019
Shares issued and outstanding ........................................................ 11,667 7,774 60,344
Net Asset Value per share .............................................................
$ 12.81 $ 24.17 $ 2.60
Class 2 : Net Assets .......................................................................... $ 34,866 $ 167,706 N/A
Shares issued and outstanding ........................................................ 2,755 7,044
Net Asset Value per share .............................................................
$ 12.66 $ 23.80
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Assets and Liabilities
Principal Variable Contracts Funds, Inc.
December 31, 2020

See accompanying notes.
Amounts in thousands, except per share amounts SmallCap Account
Investment in securities--at cost ......................................................................................................................
$ 154,874
Investment in affiliated securities--at cost ............................................................................................................
$ 1,177
Assets
Investment in securities--at value  ...................................................................................................................... $ 208,603
(a)
Investment in affiliated securities--at value ............................................................................................................. 1,177
Cash ..................................................................................................................................................... 2
Receivables:
Dividends and interest ............................................................................................................................. 198
Fund shares sold ................................................................................................................................... 134
Investment securities sold ......................................................................................................................... 199
Unrealized gain on unfunded commitments ...................................................................................................... 111
Total Assets   210,424
Liabilities
Accrued management and investment advisory fees .................................................................................................... 142
Accrued distribution fees ................................................................................................................................ 2
Accrued directors' expenses ............................................................................................................................. 1
Accrued other expenses ................................................................................................................................. 6
Payables:
Fund shares redeemed ............................................................................................................................. 1,516
Collateral obligation on securities loaned, at value ..................................................................................................... 4,495
Total Liabilities   6,162
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 204,262
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 143,544
Total distributable earnings (accumulated loss) ......................................................................................................... 60,718
Total Net Assets
$ 204,262
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 200,000
Net Asset Value Per Share:
Class 1 : Net Assets ...................................................................................................................................... $ 195,848
Shares issued and outstanding .................................................................................................................... 11,350
Net Asset Value per share .........................................................................................................................
$ 17.26
Class 2 : Net Assets ...................................................................................................................................... $ 8,414
Shares issued and outstanding .................................................................................................................... 490
Net Asset Value per share .........................................................................................................................
$ 17.17
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Blue Chip
Account
(a)
Bond Market Index
Account
Core Plus Bond
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ........................................................... $ – $ 250 $ 36
Dividends ...................................................................................... 1 753 213
Interest ......................................................................................... – 54,437 5,867
Securities lending - net ........................................................................ – 36 7
Total Income 1 55,476 6,123
Expenses:
Management and investment advisory fees ................................................... 2 3,561 1,173
Distribution fees - Class 3 ..................................................................... 1 N/A N/A
Administration service fees - Class 3 ......................................................... – N/A N/A
Chief compliance officer expenses ............................................................ – 2 –
Custodian fees ................................................................................. – 43 21
Directors' expenses ............................................................................ – 53 8
Professional fees .............................................................................. 3 6 3
Other expenses ................................................................................ – 3 –
Total Gross Expenses 6 3,668 1,205
Less: Reimbursement from Manager - Class 3 ............................................... 3 N/A N/A
Total Net Expenses 3 3,668 1,205
Net Investment Income (Loss) (2) 51,808 4,918
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and swap agreements
Net realized gain (loss) from:
Investment transactions ....................................................................... 2 34,032 8,350
Futures contracts .............................................................................. – – 561
Swap agreements .............................................................................. – – 1,807
Change in unrealized appreciation/depreciation of:
Investments .................................................................................... 170 87,025 7,681
Futures contracts .............................................................................. – – 63
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and swap agreements 172 121,057 18,462
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 170 $ 172,865 $ 23,380
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Diversified
Balanced Account
(a)
Diversified
Balanced Managed
Volatility Account
(a)
Diversified
Balanced Volatility
Control Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 22,078 $ 3,707 $ 3,166
Dividends .................................................................................. – – 208
Total Income 22,078 3,707 3,374
Expenses:
Management and investment advisory fees ............................................... 490 86 192
Distribution fees - Class 2 ................................................................. 2,353 432 400
Distribution fees - Class 3 ................................................................. – – –
Administration service fees - Class 3 ..................................................... – – –
Chief compliance officer expenses ........................................................ 1 – –
Custodian fees ............................................................................. – – 1
Directors' expenses ........................................................................ 22 6 6
Professional fees .......................................................................... 4 4 4
Other expenses ............................................................................ 1 – –
Total Expenses 2,871 528 603
Net Investment Income (Loss) 19,207 3,179 2,771
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 6 – 2,961
Investment transactions in affiliated securities ............................................ 36,473 2,162 73
Futures contracts .......................................................................... – – (1,774)
Capital gain distribution received from affiliated securities .............................. 23,092 1,835 1,961
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 5 – (869)
Investments in affiliated securities ........................................................ 37,366 12,698 9,504
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 96,942 16,695 11,856
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 116,149 $ 19,874 $ 14,627
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Diversified Growth
Account
(a)
Diversified Growth
Managed Volatility
Account
(a)
Diversified Growth
Volatility Control
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 79,197 $ 7,118 $ 16,091
Dividends .................................................................................. – – 847
Interest ..................................................................................... – – 1
Total Income 79,197 7,118 16,939
Expenses:
Management and investment advisory fees ............................................... 1,804 174 1,012
Distribution fees - Class 2 ................................................................. 9,019 869 2,108
Distribution fees - Class 3 ................................................................. – – –
Administration service fees - Class 3 ..................................................... – – –
Chief compliance officer expenses ........................................................ 3 – 1
Custodian fees ............................................................................. – – 1
Directors' expenses ........................................................................ 77 9 20
Professional fees .......................................................................... 4 4 7
Other expenses ............................................................................ 3 – 2
Total Expenses 10,910 1,056 3,151
Net Investment Income (Loss) 68,287 6,062 13,788
Net Realized and Unrealized Gain (Loss) on investments and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... – – 15,069
Investment transactions in affiliated securities ............................................ 91,147 4,347 408
Futures contracts .......................................................................... – – (16,352)
Capital gain distribution received from affiliated securities .............................. 110,638 4,792 16,355
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – (6,577)
Investments in affiliated securities ........................................................ 201,145 29,119 60,574
Net Realized and Unrealized Gain (Loss) on investments and futures contracts 402,930 38,258 69,477
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 471,217 $ 44,320 $ 83,265
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Diversified Income
Account
(a)
Diversified
International
Account
Equity Income
Account
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 6,976 $ 8 $ 58
Dividends .................................................................................. – 5,682 18,880
Withholding tax ........................................................................... – (523) (494)
Interest ..................................................................................... – – 1
Securities lending - net .................................................................... – 15 36
Total Income 6,976 5,182 18,481
Expenses:
Management and investment advisory fees ............................................... 145 2,088 3,287
Distribution fees - Class 3 ................................................................. – N/A –
Distribution fees - Class 2 ................................................................. 726 N/A 71
Administration service fees - Class 3 ..................................................... – N/A –
Chief compliance officer expenses ........................................................ – – 1
Custodian fees ............................................................................. – 133 12
Directors' expenses ........................................................................ 8 8 17
Professional fees .......................................................................... 4 27 4
Other expenses ............................................................................ – 2 1
Total Expenses 883 2,258 3,393
Net Investment Income (Loss) 6,093 2,924 15,088
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................................... – 2,551 3,936
Investment transactions in affiliated securities ............................................ 2,337 – –
Foreign currency transactions ............................................................. – (196) –
Capital gain distribution received from affiliated securities .............................. 5,040 – –
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $0, $79 and $0, respectively) ....................... – 35,037 28,636
Investments in affiliated securities ........................................................ 18,607 – –
Translation of assets and liabilities in foreign currencies ................................. – 28 –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies 25,984 37,420 32,572
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 32,077 $ 40,344 $ 47,660
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Government &
High Quality Bond
Account
International
Emerging Markets
Account
LargeCap Growth
Account I
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 29 $ 2 $ 28
Dividends .................................................................................. – 1,734 2,930
Withholding tax ........................................................................... – (185) (14)
Interest ..................................................................................... 4,114 – –
Securities lending - net .................................................................... 3 – 13
Total Income 4,146 1,551 2,957
Expenses:
Management and investment advisory fees ............................................... 1,199 929 3,740
Custodian fees ............................................................................. 6 64 26
Directors' expenses ........................................................................ 7 4 13
Professional fees .......................................................................... 6 24 2
Shareholder meeting expense ............................................................ – – 26
Other expenses ............................................................................ – 4 2
Total Gross Expenses 1,218 1,025 3,809
Less: Reimbursement from Manager ..................................................... – 39 86
Less: Reimbursement from Manager - Class 1 ........................................... – 10 –
Total Net Expenses 1,218 976 3,723
Net Investment Income (Loss) 2,928 575 (766)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts
Net realized gain (loss) from:
Investment transactions ................................................................... 2,342 1,977 88,542
Investment transactions in affiliated securities ............................................ – – 60
Foreign currency transactions ............................................................. – (176) –
Futures contracts .......................................................................... (792) – 1,068
Change in unrealized appreciation/depreciation of:
Investments  (net of foreign taxes of $ 0 , $ 198 and $ 0 , respectively) ...................... 2,474 12,319 81,833
Investments in affiliated securities ........................................................ – – (73)
Futures contracts .......................................................................... (167) – 1
Translation of assets and liabilities in foreign currencies ................................. – (3) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures contracts 3,857 14,117 171,431
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,785 $ 14,692 $ 170,665

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
LargeCap S&P 500
Index Account
LargeCap S&P 500
Managed Volatility
Index Account MidCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 119 $ 43 $ 3
Dividends .................................................................................. 48,818 3,807 3,919
Withholding tax ........................................................................... – – (123)
Interest ..................................................................................... 1 – –
Securities lending - net .................................................................... 34 2 24
Total Income 48,972 3,852 3,823
Expenses:
Management and investment advisory fees ............................................... 6,611 976 3,035
Distribution fees - Class 2 ................................................................. 49 N/A 51
Chief compliance officer expenses ........................................................ 2 – 1
Custodian fees ............................................................................. 15 14 4
Directors' expenses ........................................................................ 56 7 14
Professional fees .......................................................................... 4 4 5
Other expenses ............................................................................ 32 2 1
Total Expenses 6,769 1,003 3,111
Net Investment Income (Loss) 42,203 2,849 712
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions
Net realized gain (loss) from:
Investment transactions ................................................................... 288,682 20,997 52,550
Futures contracts .......................................................................... 16,461 1,755 –
Options and swaptions .................................................................... – (8,661) –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 150,911 20,227 44,805
Futures contracts .......................................................................... 387 42 –
Options and swaptions .................................................................... – 441 –
Net Realized and Unrealized Gain (Loss) on investments, futures contracts and options and swaptions 456,441 34,801 97,355
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 498,644 $ 37,650 $ 98,067

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Principal Capital
Appreciation
Account
Principal LifeTime
2010 Account
Principal LifeTime
2020 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 11 $ 634 $ 3,236
Dividends .................................................................................. 2,470 – –
Withholding tax ........................................................................... (11) – –
Securities lending - net .................................................................... 1 – –
Total Income 2,471 634 3,236
Expenses:
Management and investment advisory fees ............................................... 928 – –
Distribution fees - Class 2 ................................................................. 35 N/A N/A
Custodian fees ............................................................................. 4 – –
Directors' expenses ........................................................................ 5 3 6
Professional fees .......................................................................... 4 4 4
Total Expenses 976 7 10
Net Investment Income (Loss) 1,495 627 3,226
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... 7,923 – –
Investment transactions in affiliated securities ............................................ – 1,779 9,556
Capital gain distribution received from affiliated securities .............................. – 185 1,411
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ 16,879 – –
Investments in affiliated securities ........................................................ – 993 5,602
Net Realized and Unrealized Gain (Loss) on investments 24,802 2,957 16,569
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 26,297 $ 3,584 $ 19,795

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Account
Principal LifeTime
2040 Account
Principal LifeTime
2050 Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 3,396 $ 1,608 $ 716
Total Income 3,396 1,608 716
Expenses:
Directors' expenses ........................................................................ 6 4 3
Professional fees .......................................................................... 4 4 4
Total Expenses 10 8 7
Net Investment Income (Loss) 3,386 1,600 709
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated securities ............................................ 6,370 2,575 1,228
Capital gain distribution received from affiliated securities .............................. 2,249 1,459 748
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 16,183 9,163 4,442
Net Realized and Unrealized Gain (Loss) on investments 24,802 13,197 6,418
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 28,188 $ 14,797 $ 7,127

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Account
Principal LifeTime
Strategic Income
Account
Real Estate
Securities Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 161 $ 583 $ 3
Dividends .................................................................................. – – 3,737
Total Income 161 583 3,740
Expenses:
Management and investment advisory fees ............................................... – – 1,121
Distribution fees - Class 2 ................................................................. N/A N/A 16
Custodian fees ............................................................................. – – 3
Directors' expenses ........................................................................ 3 3 5
Professional fees .......................................................................... 4 4 4
Total Expenses 7 7 1,149
Net Investment Income (Loss) 154 576 2,591
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – – 9,588
Investment transactions in affiliated securities ............................................ 137 1,130 –
Capital gain distribution received from affiliated securities .............................. 179 133 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – (19,045)
Investments in affiliated securities ........................................................ 1,132 900 –
Net Realized and Unrealized Gain (Loss) on investments 1,448 2,163 (9,457)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,602 $ 2,739 $ (6,866)

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
SAM Conservative
Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 12,938 $ 4,139 $ 5,858
Total Income 12,938 4,139 5,858
Expenses:
Management and investment advisory fees ............................................... 1,503 419 783
Distribution fees - Class 2 ................................................................. 299 67 346
Chief compliance officer expenses ........................................................ 1 – –
Directors' expenses ........................................................................ 16 6 9
Professional fees .......................................................................... 4 4 4
Other expenses ............................................................................ 1 – –
Total Expenses 1,824 496 1,142
Net Investment Income (Loss) 11,114 3,643 4,716
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... 2 – –
Investment transactions in affiliated securities ............................................ 9,525 1,311 3,879
Capital gain distribution received from affiliated securities .............................. 5,761 1,117 4,078
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities ........................................................ 42,753 10,081 30,555
Net Realized and Unrealized Gain (Loss) on investments 58,041 12,509 38,512
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 69,155 $ 16,152 $ 43,228

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands
SAM Flexible
Income Portfolio
SAM Strategic
Growth Portfolio
Short-Term Income
Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ....................................................... $ 4,894 $ 4,602 $ 10
Interest ..................................................................................... – – 2,952
Securities lending - net .................................................................... – – 2
Total Income 4,894 4,602 2,964
Expenses:
Management and investment advisory fees ............................................... 410 696 701
Distribution fees - Class 2 ................................................................. 78 353 N/A
Custodian fees ............................................................................. – – 11
Directors' expenses ........................................................................ 6 8 5
Professional fees .......................................................................... 4 4 6
Total Gross Expenses 498 1,061 723
Less: Reimbursement from Manager - Class 1 ........................................... – – 14
Total Net Expenses 498 1,061 709
Net Investment Income (Loss) 4,396 3,541 2,255
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................................... – – 1,329
Investment transactions in affiliated securities ............................................ 2,071 2,833 –
Capital gain distribution received from affiliated securities .............................. 906 5,378 –
Change in unrealized appreciation/depreciation of:
Investments ................................................................................ – – 1,248
Investments in affiliated securities ........................................................ 4,312 35,189 –
Net Realized and Unrealized Gain (Loss) on investments 7,289 43,400 2,577
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 11,685 $ 46,941 $ 4,832

Statements of Operations
Principal Variable Contracts Funds, Inc.
Year Ended December 31, 2020

See accompanying notes.
Amounts in thousands SmallCap Account
Net Investment Income (Loss)
Income:
Dividends from affiliated securities ................................................................................................................ $ 9
Dividends ........................................................................................................................................... 1,725
Withholding tax .................................................................................................................................... (2)
Securities lending - net ............................................................................................................................. 115
Total Income 1,847
Expenses:
Management and investment advisory fees ........................................................................................................ 1,419
Distribution fees - Class 2 .......................................................................................................................... 16
Custodian fees ...................................................................................................................................... 5
Directors' expenses ................................................................................................................................. 6
Professional fees ................................................................................................................................... 4
Total Expenses 1,450
Net Investment Income (Loss) 397
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................ 8,395
Change in unrealized appreciation/depreciation of:
Investments ......................................................................................................................................... 28,277
Net Realized and Unrealized Gain (Loss) on investments 36,672
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 37,069

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Blue Chip
Account Bond Market Index Account
Period Ended
December 31,
2020
(a)
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................................... $ (2) $ 51,808 $ 63,413
Net realized gain (loss) on investments ..................................................................................... 2 34,032 15,149
Change in unrealized appreciation/depreciation of investments ............................................................ 170 87,025 120,981
Net Increase (Decrease) in Net Assets Resulting from Operations 170 172,865 199,543
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 ................................................................................................................. N/A (66,635) (63,629)
Class 3 ................................................................................................................. – N/A N/A
Total Dividends and Distributions – (66,635) (63,629)
Capital Share Transactions
Dollars sold:
Class 1 ................................................................................................................. N/A 731,232 629,823
Class 3 ................................................................................................................. 5,000 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 ................................................................................................................. N/A 66,635 63,629
Dollars redeemed:
Class 1 ................................................................................................................. N/A (708,298) (503,261)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 5,000 89,569 190,191
Total Increase (Decrease) 5,170 195,799 326,105
Net Assets
Beginning of period ......................................................................................................... – 2,539,460 2,213,355
End of period ...............................................................................................................
$ 5,170 $ 2,735,259 $ 2,539,460
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 ................................................................................................................. N/A 65,182 59,835
Class 3 ................................................................................................................. 500 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 ................................................................................................................. N/A 5,971 5,969
Shares redeemed:
Class 1 ................................................................................................................. N/A (63,937) (47,091)
Net Increase (Decrease) .....................................................................................................
500 7,216 18,713
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Account Diversified Balanced Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
(b)
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 4,918 $ 8,756 $ 19,207 $ 20,392
Net realized gain (loss) on investments , futures contracts and swap agreements ....................... 10,718 4,484 59,571 41,502
Change in unrealized appreciation/depreciation of investments , futures contracts ...................... 7,744 15,149 37,371 110,315
Net Increase (Decrease) in Net Assets Resulting from Operations 23,380 28,389 116,149 172,209
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (9,503) (10,172) (2,241) (2,466)
Class 2 .............................................................................................. N/A – (52,088) (58,890)
Class 3 .............................................................................................. N/A N/A – N/A
Total Dividends and Distributions (9,503) (10,172) (54,329) (61,356)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 59,751 50,731 1,819 1,350
Class 2 .............................................................................................. N/A 678 6,443 9,218
Class 3 .............................................................................................. N/A N/A 10 N/A
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 13,863 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 9,503 10,172 2,241 2,466
Class 2 .............................................................................................. N/A – 52,088 58,890
Dollars redeemed:
Class 1 .............................................................................................. (80,049) (120,810) (6,732) (4,004)
Class 2 .............................................................................................. N/A (1,497) (126,371) (155,027)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (10,795) (46,863) (70,502) (87,107)
Total Increase (Decrease) 3,082 (28,646) (8,682) 23,746
Net Assets
Beginning of period ...................................................................................... 252,874 281,520 1,028,958 1,005,212
End of period ............................................................................................
$ 255,956 $ 252,874 $ 1,020,276 $ 1,028,958
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 4,979 4,480 113 83
Class 2 .............................................................................................. N/A 61 387 565
Class 3 .............................................................................................. N/A N/A 1 N/A
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 1,210 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 795 891 137 155
Class 2 .............................................................................................. N/A – 3,184 3,699
Shares redeemed:
Class 1 .............................................................................................. (6,709) (10,571) (408) (248)
Class 2 .............................................................................................. N/A (132) (7,660) (9,604)
Net Increase (Decrease) ..................................................................................
(935) (4,061) (4,246) (5,350)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.
(b)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Balanced Managed
Volatility Account
Diversified Balanced Volatility
Control Account
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 3,179 $ 3,259 $ 2,771 $ 2,521
Net realized gain (loss) on investments and futures contracts ........................................... 3,997 6,547 3,221 2,216
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 12,698 17,624 8,635 9,421
Net Increase (Decrease) in Net Assets Resulting from Operations 19,874 27,430 14,627 14,158
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (9,814) (5,335) (4,487) (2,000)
Class 3 .............................................................................................. – N/A – N/A
Total Dividends and Distributions (9,814) (5,335) (4,487) (2,000)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 9,530 8,008 30,906 68,215
Class 3 .............................................................................................. 10 N/A 10 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 9,814 5,335 4,487 2,000
Dollars redeemed:
Class 2 .............................................................................................. (20,500) (21,369) (6,435) (3,985)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (1,146) (8,026) 28,968 66,230
Total Increase (Decrease) 8,914 14,069 39,108 78,388
Net Assets
Beginning of period ...................................................................................... 176,235 162,166 145,371 66,983
End of period ............................................................................................
$ 185,149 $ 176,235 $ 184,479 $ 145,371
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 739 648 2,639 6,096
Class 3 .............................................................................................. 1 N/A 1 N/A
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 771 429 384 178
Shares redeemed:
Class 2 .............................................................................................. (1,602) (1,721) (553) (357)
Net Increase (Decrease) ..................................................................................
(91) (644) 2,471 5,917
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified Growth Account
Diversified Growth Managed
Volatility Account
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 68,287 $ 69,980 $ 6,062 $ 6,246
Net realized gain (loss) on investments .................................................................. 201,785 139,147 9,139 16,172
Change in unrealized appreciation/depreciation of investments ......................................... 201,145 495,618 29,119 40,824
Net Increase (Decrease) in Net Assets Resulting from Operations 471,217 704,745 44,320 63,242
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (190,828) (198,223) (22,413) (10,642)
Class 3 .............................................................................................. – N/A – N/A
Total Dividends and Distributions (190,828) (198,223) (22,413) (10,642)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 17,827 21,912 13,484 8,119
Class 3 .............................................................................................. 10 N/A 10 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 190,828 198,223 22,413 10,642
Dollars redeemed:
Class 2 .............................................................................................. (408,107) (442,824) (33,253) (42,902)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (199,442) (222,689) 2,654 (24,141)
Total Increase (Decrease) 80,947 283,833 24,561 28,459
Net Assets
Beginning of period ...................................................................................... 3,772,145 3,488,312 353,687 325,228
End of period ............................................................................................
$ 3,853,092 $ 3,772,145 $ 378,248 $ 353,687
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 966 1,219 1,020 633
Class 3 .............................................................................................. 1 N/A 1 N/A
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 10,405 11,142 1,709 825
Shares redeemed:
Class 2 .............................................................................................. (22,032) (24,574) (2,480) (3,332)
Net Increase (Decrease) ..................................................................................
(10,660) (12,213) 250 (1,874)
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified Growth Volatility
Control Account Diversified Income Account
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
Year Ended
December 31,
2020
(a)
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 13,788 $ 13,065 $ 6,093 $ 5,720
Net realized gain (loss) on investments and futures contracts ........................................... 15,480 12,029 7,377 5,094
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 53,997 64,354 18,607 26,128
Net Increase (Decrease) in Net Assets Resulting from Operations 83,265 89,448 32,077 36,942
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 2 .............................................................................................. (26,804) (10,290) (10,799) (10,164)
Class 3 .............................................................................................. – N/A – N/A
Total Dividends and Distributions (26,804) (10,290) (10,799) (10,164)
Capital Share Transactions
Dollars sold:
Class 2 .............................................................................................. 158,414 296,797 60,558 49,724
Class 3 .............................................................................................. 10 N/A 10 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 26,804 10,290 10,799 10,164
Dollars redeemed:
Class 2 .............................................................................................. (11,521) (5,534) (48,998) (48,109)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 173,707 301,553 22,369 11,779
Total Increase (Decrease) 230,168 380,711 43,647 38,557
Net Assets
Beginning of period ...................................................................................... 765,417 384,706 279,888 241,331
End of period ............................................................................................
$ 995,585 $ 765,417 $ 323,535 $ 279,888
Increase (Decrease) in Capital Shares
Shares sold:
Class 2 .............................................................................................. 13,413 26,239 4,296 3,693
Class 3 .............................................................................................. 1 N/A 1 N/A
Shares issued in reinvestment of dividends and distributions:
Class 2 .............................................................................................. 2,277 901 768 756
Shares redeemed:
Class 2 .............................................................................................. (960) (478) (3,488) (3,573)
Net Increase (Decrease) ..................................................................................
14,731 26,662 1,577 876
(a)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Diversified International
Account Equity Income Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
(b)
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 2,924 $ 4,743 $ 15,088 $ 15,671
Net realized gain (loss) on investments and foreign currencies ......................................... 2,355 421 3,936 25,250
Change in unrealized appreciation/depreciation of investments ......................................... 35,065 46,445 28,636 143,189
Net Increase (Decrease) in Net Assets Resulting from Operations 40,344 51,609 47,660 184,110
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (6,493) (16,680) (33,840) (31,963)
Class 2 .............................................................................................. N/A – (1,309) (1,260)
Class 3 .............................................................................................. N/A N/A – N/A
Total Dividends and Distributions (6,493) (16,680) (35,149) (33,223)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 23,408 16,466 69,175 30,924
Class 2 .............................................................................................. N/A 282 5,224 2,812
Class 3 .............................................................................................. N/A N/A 10 N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 6,493 16,680 33,840 31,963
Class 2 .............................................................................................. N/A – 1,309 1,260
Dollars redeemed:
Class 1 .............................................................................................. (38,794) (34,685) (100,507) (102,774)
Class 2 .............................................................................................. N/A (2,536) (4,904) (3,271)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,893) (3,793) 4,147 (39,086)
Total Increase (Decrease) 24,958 31,136 16,658 111,801
Net Assets
Beginning of period ...................................................................................... 266,768 235,632 773,185 661,384
End of period ............................................................................................
$ 291,726 $ 266,768 $ 789,843 $ 773,185
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,592 1,091 2,814 1,185
Class 2 .............................................................................................. N/A 19 205 107
Class 3 .............................................................................................. N/A N/A –
(c)
N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 429 1,154 1,364 1,212
Class 2 .............................................................................................. N/A – 53 48
Shares redeemed:
Class 1 .............................................................................................. (2,591) (2,292) (3,991) (3,931)
Class 2 .............................................................................................. N/A (165) (197) (127)
Net Increase (Decrease) ..................................................................................
(570) (193) 248 (1,506)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.
(b)
Period from December 9, 2020, date operations commenced, through December 31, 2020 for Class 3 shares.
(c)
Reflects an amount less than 500 shares sold.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Government & High Quality
Bond Account
International Emerging
Markets Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 2,928 $ 5,203 $ 575 $ 2,141
Net realized gain (loss) on investments , foreign currencies and futures contracts ...................... 1,550 447 1,801 (158)
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 2,307 8,424 12,316 12,106
Net Increase (Decrease) in Net Assets Resulting from Operations 6,785 14,074 14,692 14,089
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (5,987) (6,457) (1,960) (3,085)
Class 2 .............................................................................................. N/A – N/A –
Total Dividends and Distributions (5,987) (6,457) (1,960) (3,085)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 48,406 45,780 6,687 10,185
Class 2 .............................................................................................. N/A 109 N/A 300
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 5,987 6,457 1,960 3,085
Dollars redeemed:
Class 1 .............................................................................................. (68,527) (38,035) (17,269) (17,834)
Class 2 .............................................................................................. N/A (2,835) N/A (1,909)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (14,134) 11,476 (8,622) (6,173)
Total Increase (Decrease) (13,336) 19,093 4,110 4,831
Net Assets
Beginning of period ...................................................................................... 241,332 222,239 89,729 84,898
End of period ............................................................................................
$ 227,996 $ 241,332 $ 93,839 $ 89,729
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 4,870 4,656 403 632
Class 2 .............................................................................................. N/A 11 N/A 19
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 610 662 117 198
Shares redeemed:
Class 1 .............................................................................................. (6,882) (3,904) (1,050) (1,108)
Class 2 .............................................................................................. N/A (289) N/A (121)
Net Increase (Decrease) ..................................................................................
(1,402) 1,136 (530) (380)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Account I
LargeCap S&P 500 Index
Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ (766) $ 126 $ 42,203 $ 46,309
Net realized gain (loss) on investments and futures contracts ........................................... 89,670 37,349 305,143 202,727
Change in unrealized appreciation/depreciation of investments and futures contracts .................. 81,761 79,915 151,298 447,023
Net Increase (Decrease) in Net Assets Resulting from Operations 170,665 117,390 498,644 696,059
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (32,044) (34,797) (209,074) (159,558)
Class 2 .............................................................................................. N/A – (1,726) (807)
Total Dividends and Distributions (32,044) (34,797) (210,800) (160,365)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 76,419 49,655 412,611 242,319
Class 2 .............................................................................................. N/A 1,475 10,151 6,806
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 112,835 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 32,044 34,797 209,074 159,558
Class 2 .............................................................................................. N/A – 1,726 807
Dollars redeemed:
Class 1 .............................................................................................. (137,380) (72,723) (707,658) (620,303)
Class 2 .............................................................................................. N/A (5,277) (2,283) (872)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (28,917) 120,762 (76,379) (211,685)
Total Increase (Decrease) 109,704 203,355 211,465 324,009
Net Assets
Beginning of period ...................................................................................... 502,653 299,298 2,709,178 2,385,169
End of period ............................................................................................
$ 612,357 $ 502,653 $ 2,920,643 $ 2,709,178
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,875 1,406 23,526 12,839
Class 2 .............................................................................................. N/A 42 525 360
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 3,150 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 747 1,003 10,760 8,551
Class 2 .............................................................................................. N/A – 90 44
Shares redeemed:
Class 1 .............................................................................................. (3,339) (2,043) (35,841) (33,092)
Class 2 .............................................................................................. N/A (148) (124) (47)
Net Increase (Decrease) ..................................................................................
(717) 3,410 (1,064) (11,345)
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
LargeCap S&P 500 Managed
Volatility Index Account MidCap Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 2,849 $ 3,457 $ 712 $ 4,139
Net realized gain (loss) on investments , futures contracts and options and swaptions .................. 14,091 13,103 52,550 65,028
Change in unrealized appreciation/depreciation of investments , futures contracts and options and swaptions ................................................................................................. 20,710 38,791 44,805 131,244
Net Increase (Decrease) in Net Assets Resulting from Operations 37,650 55,351 98,067 200,411
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (8,348) (18,504) (55,618) (78,890)
Class 2 .............................................................................................. N/A N/A (2,129) (2,711)
Total Dividends and Distributions (8,348) (18,504) (57,747) (81,601)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 28,455 13,578 16,217 16,147
Class 2 .............................................................................................. N/A N/A 3,754 241
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 8,348 18,504 55,618 78,890
Class 2 .............................................................................................. N/A N/A 2,129 2,711
Dollars redeemed:
Class 1 .............................................................................................. (48,772) (56,805) (94,297) (96,550)
Class 2 .............................................................................................. N/A N/A (2,666) (1,662)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (11,969) (24,723) (19,245) (223)
Total Increase (Decrease) 17,333 12,124 21,075 118,587
Net Assets
Beginning of period ...................................................................................... 217,779 205,655 608,662 490,075
End of period ............................................................................................
$ 235,112 $ 217,779 $ 629,737 $ 608,662
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 2,164 939 298 272
Class 2 .............................................................................................. N/A N/A 66 4
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 552 1,323 1,013 1,395
Class 2 .............................................................................................. N/A N/A 39 48
Shares redeemed:
Class 1 .............................................................................................. (3,262) (3,948) (1,635) (1,633)
Class 2 .............................................................................................. N/A N/A (48) (28)
Net Increase (Decrease) ..................................................................................
(546) (1,686) (267) 58

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal Capital Appreciation
Account
Principal LifeTime 2010
Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 1,495 $ 1,897 $ 627 $ 806
Net realized gain (loss) on investments .................................................................. 7,923 9,392 1,964 613
Change in unrealized appreciation/depreciation of investments ......................................... 16,879 30,626 993 2,832
Net Increase (Decrease) in Net Assets Resulting from Operations 26,297 41,915 3,584 4,251
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (8,219) (14,537) (1,397) (2,623)
Class 2 .............................................................................................. (845) (1,192) N/A N/A
Total Dividends and Distributions (9,064) (15,729) (1,397) (2,623)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 5,155 2,236 13,158 4,033
Class 2 .............................................................................................. 4,919 3,206 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 8,219 14,537 1,397 2,623
Class 2 .............................................................................................. 845 1,192 N/A N/A
Dollars redeemed:
Class 1 .............................................................................................. (25,015) (26,520) (12,417) (8,675)
Class 2 .............................................................................................. (2,405) (1,378) N/A N/A
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,282) (6,727) 2,138 (2,019)
Total Increase (Decrease) 8,951 19,459 4,325 (391)
Net Assets
Beginning of period ...................................................................................... 156,763 137,304 31,499 31,890
End of period ............................................................................................
$ 165,714 $ 156,763 $ 35,824 $ 31,499
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 179 77 1,023 316
Class 2 .............................................................................................. 159 109 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 269 509 108 211
Class 2 .............................................................................................. 28 42 N/A N/A
Shares redeemed:
Class 1 .............................................................................................. (824) (894) (965) (675)
Class 2 .............................................................................................. (81) (47) N/A N/A
Net Increase (Decrease) ..................................................................................
(270) (204) 166 (148)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2020
Account
Principal LifeTime 2030
Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 3,226 $ 4,648 $ 3,386 $ 4,063
Net realized gain (loss) on investments .................................................................. 10,967 3,295 8,619 3,596
Change in unrealized appreciation/depreciation of investments ......................................... 5,602 22,973 16,183 24,435
Net Increase (Decrease) in Net Assets Resulting from Operations 19,795 30,916 28,188 32,094
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (7,874) (12,571) (7,444) (12,276)
Class 2 .............................................................................................. N/A – N/A –
Total Dividends and Distributions (7,874) (12,571) (7,444) (12,276)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 41,931 36,143 60,753 38,567
Class 2 .............................................................................................. N/A 57 N/A 193
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 7,874 12,571 7,444 12,276
Dollars redeemed:
Class 1 .............................................................................................. (58,034) (48,621) (42,822) (28,880)
Class 2 .............................................................................................. N/A (1,506) N/A (2,217)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (8,229) (1,356) 25,375 19,939
Total Increase (Decrease) 3,692 16,989 46,119 39,757
Net Assets
Beginning of period ...................................................................................... 190,475 173,486 182,172 142,415
End of period ............................................................................................
$ 194,167 $ 190,475 $ 228,291 $ 182,172
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 2,969 2,639 4,701 3,010
Class 2 .............................................................................................. N/A 4 N/A 15
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 569 940 570 984
Shares redeemed:
Class 1 .............................................................................................. (4,285) (3,540) (3,418) (2,251)
Class 2 .............................................................................................. N/A (109) N/A (172)
Net Increase (Decrease) ..................................................................................
(747) (66) 1,853 1,586
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2040
Account
Principal LifeTime 2050
Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Operations
Net investment income (loss) ............................................................................ $ 1,600 $ 1,770 $ 709 $ 748
Net realized gain (loss) on investments .................................................................. 4,034 1,840 1,976 939
Change in unrealized appreciation/depreciation of investments ......................................... 9,163 12,532 4,442 6,530
Net Increase (Decrease) in Net Assets Resulting from Operations 14,797 16,142 7,127 8,217
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (3,620) (5,351) (1,684) (2,861)
Class 2 .............................................................................................. N/A – N/A –
Total Dividends and Distributions (3,620) (5,351) (1,684) (2,861)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 23,228 19,903 9,945 7,098
Class 2 .............................................................................................. N/A 158 N/A 93
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 3,620 5,351 1,684 2,861
Dollars redeemed:
Class 1 .............................................................................................. (16,293) (13,291) (6,174) (6,652)
Class 2 .............................................................................................. N/A (905) N/A (1,155)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 10,555 11,216 5,455 2,245
Total Increase (Decrease) 21,732 22,007 10,898 7,601
Net Assets
Beginning of period ...................................................................................... 85,405 63,398 38,881 31,280
End of period ............................................................................................
$ 107,137 $ 85,405 $ 49,779 $ 38,881
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,475 1,269 656 471
Class 2 .............................................................................................. N/A 10 N/A 6
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 227 350 111 196
Shares redeemed:
Class 1 .............................................................................................. (1,044) (853) (412) (442)
Class 2 .............................................................................................. N/A (57) N/A (76)
Net Increase (Decrease) ..................................................................................
658 719 355 155
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime 2060
Account
Principal LifeTime Strategic
Income Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 154 $ 142 $ 576 $ 661
Net realized gain (loss) on investments .................................................................. 316 203 1,263 31
Change in unrealized appreciation/depreciation of investments ......................................... 1,132 1,153 900 2,005
Net Increase (Decrease) in Net Assets Resulting from Operations 1,602 1,498 2,739 2,697
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (346) (454) (686) (1,595)
Total Dividends and Distributions (346) (454) (686) (1,595)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 5,470 4,342 13,699 7,304
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 346 454 686 1,595
Dollars redeemed:
Class 1 .............................................................................................. (3,735) (2,358) (11,692) (4,386)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 2,081 2,438 2,693 4,513
Total Increase (Decrease) 3,337 3,482 4,746 5,615
Net Assets
Beginning of period ...................................................................................... 8,131 4,649 26,279 20,664
End of period ............................................................................................
$ 11,468 $ 8,131 $ 31,025 $ 26,279
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 395 312 1,125 609
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 24 33 56 137
Shares redeemed:
Class 1 .............................................................................................. (277) (168) (968) (371)
Net Increase (Decrease) ..................................................................................
142 177 213 375

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Account SAM Balanced Portfolio
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 2,591 $ 2,548 $ 11,114 $ 14,101
Net realized gain (loss) on investments .................................................................. 9,588 10,570 15,288 20,849
Change in unrealized appreciation/depreciation of investments ......................................... (19,045) 28,328 42,753 90,645
Net Increase (Decrease) in Net Assets Resulting from Operations (6,866) 41,446 69,155 125,595
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (10,113) (12,865) (28,428) (34,485)
Class 2 .............................................................................................. (471) (409) (6,281) (6,978)
Total Dividends and Distributions (10,584) (13,274) (34,709) (41,463)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 14,394 13,048 15,889 11,207
Class 2 .............................................................................................. 2,633 2,340 12,156 12,791
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 10,113 12,865 28,428 34,485
Class 2 .............................................................................................. 471 409 6,281 6,978
Dollars redeemed:
Class 1 .............................................................................................. (33,684) (31,224) (77,946) (102,578)
Class 2 .............................................................................................. (1,825) (602) (15,097) (13,398)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,898) (3,164) (30,289) (50,515)
Total Increase (Decrease) (25,348) 25,008 4,157 33,617
Net Assets
Beginning of period ...................................................................................... 161,930 136,922 698,830 665,213
End of period ............................................................................................
$ 136,582 $ 161,930 $ 702,987 $ 698,830
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 757 621 1,033 740
Class 2 .............................................................................................. 136 109 811 852
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 571 619 1,893 2,314
Class 2 .............................................................................................. 27 20 424 474
Shares redeemed:
Class 1 .............................................................................................. (1,781) (1,476) (5,156) (6,736)
Class 2 .............................................................................................. (94) (29) (1,001) (895)
Net Increase (Decrease) ..................................................................................
(384) (136) (1,996) (3,251)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands
SAM Conservative Balanced
Portfolio
SAM Conservative Growth
Portfolio
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 3,643 $ 4,273 $ 4,716 $ 6,095
Net realized gain (loss) on investments .................................................................. 2,428 4,079 7,957 5,613
Change in unrealized appreciation/depreciation of investments ......................................... 10,081 18,902 30,555 59,644
Net Increase (Decrease) in Net Assets Resulting from Operations 16,152 27,254 43,228 71,352
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (6,527) (7,836) (7,057) (13,076)
Class 2 .............................................................................................. (1,120) (1,118) (4,603) (8,339)
Total Dividends and Distributions (7,647) (8,954) (11,660) (21,415)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 10,993 10,371 15,388 13,665
Class 2 .............................................................................................. 6,465 3,994 10,170 12,305
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 6,527 7,836 7,057 13,076
Class 2 .............................................................................................. 1,120 1,118 4,603 8,339
Dollars redeemed:
Class 1 .............................................................................................. (24,358) (24,553) (28,311) (33,646)
Class 2 .............................................................................................. (4,138) (2,337) (12,707) (14,790)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (3,391) (3,571) (3,800) (1,051)
Total Increase (Decrease) 5,114 14,729 27,768 48,886
Net Assets
Beginning of period ...................................................................................... 189,475 174,746 356,847 307,961
End of period ............................................................................................
$ 194,589 $ 189,475 $ 384,615 $ 356,847
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 905 886 809 719
Class 2 .............................................................................................. 542 338 541 654
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 548 668 365 698
Class 2 .............................................................................................. 95 96 242 452
Shares redeemed:
Class 1 .............................................................................................. (2,063) (2,065) (1,484) (1,766)
Class 2 .............................................................................................. (354) (199) (682) (790)
Net Increase (Decrease) ..................................................................................
(327) (276) (209) (33)

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio SAM Strategic Growth Portfolio
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 4,396 $ 4,893 $ 3,541 $ 5,175
Net realized gain (loss) on investments .................................................................. 2,977 4,715 8,211 7,194
Change in unrealized appreciation/depreciation of investments ......................................... 4,312 13,562 35,189 56,229
Net Increase (Decrease) in Net Assets Resulting from Operations 11,685 23,170 46,941 68,598
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (7,314) (9,918) (6,858) (10,497)
Class 2 .............................................................................................. (1,558) (1,807) (5,802) (8,871)
Total Dividends and Distributions (8,872) (11,725) (12,660) (19,368)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 12,405 11,700 17,678 13,010
Class 2 .............................................................................................. 7,059 5,814 10,818 9,949
Dollars issued in acquisition:
Class 1 .............................................................................................. N/A 346 N/A N/A
Class 2 .............................................................................................. N/A 107 N/A N/A
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 7,314 9,918 6,858 10,497
Class 2 .............................................................................................. 1,558 1,807 5,802 8,871
Dollars redeemed:
Class 1 .............................................................................................. (30,419) (30,930) (23,845) (21,196)
Class 2 .............................................................................................. (5,053) (4,297) (11,395) (10,097)
Net Increase (Decrease) in Net Assets from Capital Share Transactions (7,136) (5,535) 5,916 11,034
Total Increase (Decrease) (4,323) 5,910 40,197 60,264
Net Assets
Beginning of period ...................................................................................... 188,585 182,675 315,413 255,149
End of period ............................................................................................
$ 184,262 $ 188,585 $ 355,610 $ 315,413
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 1,003 937 858 625
Class 2 .............................................................................................. 577 468 543 486
Shares issued in acquisition:
Class 1 .............................................................................................. N/A 27 N/A N/A
Class 2 .............................................................................................. N/A 8 N/A N/A
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 601 811 327 517
Class 2 .............................................................................................. 129 149 281 443
Shares redeemed:
Class 1 .............................................................................................. (2,490) (2,464) (1,170) (1,024)
Class 2 .............................................................................................. (415) (346) (555) (496)
Net Increase (Decrease) ..................................................................................
(595) (410) 284 551

Statements of Changes in Net Assets
Principal Variable Contracts Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Account SmallCap Account
Year Ended
December 31,
2020
Year Ended
December 31,
2019
(a)
Year Ended
December 31,
2020
Year Ended
December 31,
2019
Operations
Net investment income (loss) ............................................................................ $ 2,255 $ 3,167 $ 397 $ 976
Net realized gain (loss) on investments .................................................................. 1,329 367 8,395 12,355
Change in unrealized appreciation/depreciation of investments ......................................... 1,248 2,788 28,277 31,227
Net Increase (Decrease) in Net Assets Resulting from Operations 4,832 6,322 37,069 44,558
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments:
Class 1 .............................................................................................. (3,166) (3,392) (12,854) (28,785)
Class 2 .............................................................................................. N/A – (488) (937)
Total Dividends and Distributions (3,166) (3,392) (13,342) (29,722)
Capital Share Transactions
Dollars sold:
Class 1 .............................................................................................. 76,173 32,469 11,103 7,971
Class 2 .............................................................................................. N/A 1,115 1,429 1,072
Dollars issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 3,166 3,392 12,854 28,785
Class 2 .............................................................................................. N/A – 488 937
Dollars redeemed:
Class 1 .............................................................................................. (54,838) (56,911) (35,244) (29,980)
Class 2 .............................................................................................. N/A (5,301) (1,358) (475)
Net Increase (Decrease) in Net Assets from Capital Share Transactions 24,501 (25,236) (10,728) 8,310
Total Increase (Decrease) 26,167 (22,306) 12,999 23,146
Net Assets
Beginning of period ...................................................................................... 130,852 153,158 191,263 168,117
End of period ............................................................................................
$ 157,019 $ 130,852 $ 204,262 $ 191,263
Increase (Decrease) in Capital Shares
Shares sold:
Class 1 .............................................................................................. 29,351 12,624 841 506
Class 2 .............................................................................................. N/A 437 102 70
Shares issued in reinvestment of dividends and distributions:
Class 1 .............................................................................................. 1,223 1,330 965 1,996
Class 2 .............................................................................................. N/A – 37 65
Shares redeemed:
Class 1 .............................................................................................. (21,193) (22,197) (2,487) (1,890)
Class 2 .............................................................................................. N/A (2,065) (96) (30)
Net Increase (Decrease) ..................................................................................
9,381 (9,871) (638) 717
(a)
Class 2 shares discontinued operations and converted to Class 1 shares on June 14, 2019.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

1. Organization
Principal Variable Contracts Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip Account,
Bond Market Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account,
Diversified Balanced Volatility Control Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified
Growth Volatility Control Account, Diversified Income Account, Diversified International Account, Equity Income Account, Government
& High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap S&P 500 Index Account,
LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010
Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050
Account, Principal LifeTime 2060 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced
Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic
Growth Portfolio, Short-Term Income Account and SmallCap Account (known as the “Accounts”), are presented herein. Principal LifeTime
2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime
2050 Account, Principal LifeTime 2060 Account, and Principal LifeTime Strategic Income Account are referred to collectively as the
“Principal LifeTime Accounts”. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”.
Each of the Accounts is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Accounts have not provided financial support and are not contractually required to provide financial support to any investee.
Effective June 7, 2019, Core Plus Bond Account, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of
Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Principal Global Investors, LLC (“Manager”) with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a taxable exchange of 5,873,000 shares from Income Account for 1,210,000 shares valued at $13,863,000 of Core Plus Bond Account at an approximate exchange rate of .21 and .21 for Class 1 and Class 2 shares, respectively. The investment securities of Income Account, with a fair value of approximately $13,145,000 and a cost of $12,607,000 and $613,000 cash were the primary assets acquired by Core Plus Bond Account on June 7, 2019. For financial reporting purposes, assets received and shares issued by Core Plus Bond Account were recorded at fair value. The net assets of Income Account and Core Plus Bond Account immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $13,863,000
($4,875,000 of accumulated realized gain) and $304,718,000, respectively. The net assets of Core Plus Bond Account immediately following the acquisition were $318,581,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for Core Plus Bond Account, Core Plus Bond
Account’s pro forma results of operations for the year ended December 31, 2019, would have been $11,379,000 of net investment income,
$24,559,000 of net realized and unrealized gain on investments, and $35,938,000 of net increase in net assets resulting from operations.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Income Account that have been included in Core Plus Bond Account’s statement of operations since June 7, 2019.
Effective June 7, 2019, LargeCap Growth Account I, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of LargeCap Growth Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,657,000 shares from LargeCap Growth Account for 3,150,000 shares valued at
$112,835,000 of LargeCap Growth Account I at an approximate exchange rate of .68 and .67 for Class 1 and Class 2 shares, respectively.
The investment securities of LargeCap Growth Account, with a fair value of approximately $109,603,000 and a cost of $97,236,000 and
$3,176,000 cash were the primary assets acquired by LargeCap Growth Account I on June 7, 2019. For financial reporting purposes, assets received and shares issued by LargeCap Growth Account I were recorded at fair value; however, the cost basis of the investments received from LargeCap Growth Account were maintained through the reorganization. The net assets of LargeCap Growth Account and LargeCap
Growth Account I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $112,835,000 ($650,000 of accumulated realized gain) and $351,045,000, respectively. The net assets of LargeCap Growth Account I immediately following the acquisition were $463,880,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for LargeCap Growth Account I, LargeCap
Growth Account I’s pro forma results of operations for the year ended December 31, 2019, would have been $132,000 of net investment income, $134,661,000 of net realized and unrealized gain on investments, and $134,793,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Growth Account that have been included in
LargeCap Growth Account I’s statement of operations since June 7, 2019.
Effective June 7, 2019, SAM Flexible Income Portfolio, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Multi-Asset Income Account pursuant to a plan of reorganization approved by shareholders on December 11, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks.
The acquisition was accomplished by a tax-free exchange of 43,000 shares from Multi-Asset Income Account for 35,000 shares valued at
$453,000 of SAM Flexible Income Portfolio at an approximate exchange rate of .83 and .83 for Class 1 and Class 2 shares, respectively.
$457,000 cash was the primary asset acquired by SAM Flexible Income Portfolio on June 7, 2019. The net assets of Multi-Asset Income
Account and SAM Flexible Income Portfolio immediately prior to the acquisition in accordance with U.S. GAAP were approximately
$453,000 and $185,924,000, respectively. The net assets of SAM Flexible Income Portfolio immediately following the acquisition were
$186,377,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on January 1, 2019, the beginning of the fiscal year for SAM Flexible Income Portfolio,
SAM Flexible Income Portfolio’s pro forma results of operations for the year ended December 31, 2019, would have been $4,900,000 of net investment income, $18,302,000 of net realized and unrealized gain on investments, and $23,202,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Multi-Asset Income Account that have been included in
SAM Flexible Income Portfolio’s statement of operations since June 7, 2019.
Effective June 14, 2019, Class 2 shares discontinued and converted into Class 1 shares for the following Accounts:
Effective December 9, 2020, the initial purchase of $5,000,000 of Class 3 shares of Blue Chip Account was made by Principal Financial
Services, Inc.
Effective December 9, 2020, the initial purchases of $10,000 of Class 3 shares of the following Accounts were made by the Manager.
All classes of shares for each of the Accounts represent interests in the same portfolio of investments and will vote together as a single class, except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Accounts:
Security Valuation. The Accounts may invest in other series of the Fund, Principal Funds, Inc., and other publicly traded investment funds, which are valued at the closing net asset value per share on the day of valuation. In addition, the Accounts may invest in Principal Exchange-
Traded Funds, which are valued at closing exchange price. The shares of the other series of the Fund, Principal Funds, Inc., and Principal
Core Plus Bond Account Principal LifeTime 2020 Account
Diversified International Account Principal LifeTime 2030 Account
Government & High-Quality Bond Account Principal LifeTime 2040 Account
International Emerging Markets Account Principal LifeTime 2050 Account
LargeCap Growth Account I Short-Term Income Account
Diversified Balanced Account Diversified Growth Managed Volatility Account
Diversified Balanced Managed Volatility Account Diversified Growth Volatility Control Account
Diversified Balanced Volatility Control Account Diversified Income Account
Diversified Growth Account Equity Income Account
1. Organization (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Exchange-Traded Funds are referred to as the “Affiliated Underlying Funds” and collectively, with other publicly traded investment funds are referred to as the “Underlying Funds”.
The Accounts (with the exception of Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified
Income Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Accounts’ net asset values are reflected in the Accounts’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Accounts invest in foreign securities listed on foreign exchanges which trade on days on which the Accounts do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Accounts’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Accounts’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period .
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following accounts held securities denominated in foreign currencies that exceeded 5% of net assets of the respective account as of
December 31, 2020:
Diversified International Account
Euro 24.7%
Japanese Yen 17.1
British Pound Sterling 9.2
Hong Kong Dollar 7.0
Canadian Dollar 6.4
Swiss Franc 5.7
International Emerging Markets Account
Hong Kong Dollar 28.3%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Accounts allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions from Real Estate Investment Trusts ("REITs") may be characterized as ordinary income, capital gain, or a return of capital to the account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Real Estate Securities Account receives substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular account are charged to that account. Other expenses not directly attributed to a particular account are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Accounts bear directly, each of the Accounts may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Accounts may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Account will vary.
Expenses included in the statements of operations and financial highlights of the Accounts do not include any expenses associated with the
Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381 – 384 of the Internal Revenue Code. Permanent
book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Accounts intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Accounts’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. During the year ended December 31, 2020, the Accounts did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Indian Rupee 14.4
South Korean Won 13.7
New Taiwan Dollar 12.2
Brazilian Real 6.1
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Accounts have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain of the Accounts may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
In certain countries, realized losses in excess of gains may be carried forward to offset future gains. In addition, the Accounts accrue an estimated accrued tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statements of assets and liabilities. As of December 31, 2020, Diversified International Account and International Emerging Markets Account had an estimated accrued tax liability relating to foreign securities of $79,000 and $198,000, respectively.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the underlying securities referencing LIBOR or another reference rate that is expected to be discontinued as a reference rate over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Accounts and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Accounts to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of ( i ) the Federal Funds Rate or (ii) the LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding loans or borrowings as of December 31, 2020.
During the year ended December 31, 2020, Accounts lending to the Facility were as follows (amounts in thousands):
During the year ended December 31, 2020, Accounts borrowing from the Facility were as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Bond Market Index Account $ 783 0.74%
Core Plus Bond Account 25 1.74
Diversified Balanced Volatility Control Account 5 0.62
Diversified Growth Volatility Control Account 22 0.62
Diversified International Account 8 1.09
Equity Income Account 144 0.62
Government & High Quality Bond Account 57 0.63
International Emerging Markets Account 2 0.89
LargeCap Growth Account I 5 1.29
LargeCap S&P 500 Index Account 265 0.63
LargeCap S&P 500 Managed Volatility Index Account 48 0.71
MidCap Account 4 0.62
Principal Capital Appreciation Account 6 1.94
Short-Term Income Account 12 0.88
SmallCap Account 1 2.15
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Core Plus Bond Account $ — 0.62%
Diversified Balanced Volatility Control Account 14 1.83
Diversified Growth Volatility Control Account 36 0.90
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

In addition, the Accounts (with the exception of Blue Chip Account) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate (or such successor if no longer available) plus 1.25% (effective June 19, 2020 and thereafter). From January 1, 2020 through June 18, 2020, interest was at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1%. Additionally, a commitment fee is charged at an annual rate of .20% (effective June 19, 2020 and thereafter) on the amount of the line of credit which is allocated to each participating fund based on average net assets. From January 1, 2020 through June 18, 2020, the commitment fee was charged at an annual rate of .15%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of December 31, 2020.
During the year ended December 31, 2020, Accounts borrowing from the line of credit were as follows (amounts in thousands):
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Accounts invest in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and an account may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the account's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Accounts may be exposed to counterparty risk, or the risk that another party with which the Accounts have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Accounts exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties’ master netting agreements (“Master Netting Agreements”), such counterparty shall advance collateral to the Accounts in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Accounts. If the unpaid amount owed to the Accounts subsequently decreases, the Accounts would be required to return all or a portion of the collateral.
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
Diversified International Account $ 31 0.63%
Equity Income Account 9 0.62
Government & High Quality Bond Account 7 1.02
International Emerging Markets Account 3 0.62
LargeCap Growth Account I 190 0.64
LargeCap S&P 500 Index Account 388 0.85
MidCap Account 49 1.42
Real Estate Securities Account 32 0.78
SmallCap Account 15 0.62
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
SAM Balanced Portfolio $ 10 1 . 44%
SAM Conservative Growth Portfolio — 1 . 44
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant Master Netting Agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty. As of December 31, 2020 , no Accounts had financial assets and liabilities subject to Master Netting Agreements or similar agreements.
Cross Trades.  The Accounts may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so an account may be considered affiliated with any portfolio for which the account's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the Investment Company Act of 1940 are satisfied. For the year ended December 31, 2020, none of the Accounts had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Accounts may pledge cash to a broker for securities sold short.
As of December 31, 2020, deposits with counterparty were as follows (amounts in thousands):
Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Accounts by the broker is received in the account’s custodian account.
As of December 31, 2020, deposits from counterparty were as follows (amounts in thousands):
Foreign Currency Contracts. Certain of the Accounts may be subject to foreign currency exchange rate risk in the normal course of pursuing such Accounts’ investment objectives. The Accounts may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Accounts enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Accounts as an unrealized gain or loss. When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Total Deposits
with Counterparty
Core Plus Bond Account $ — $ 1 $ 8 $ 9
Government & High Quality Bond Account 179 — — 179
LargeCap Growth Account I 132 — — 132
Short-Term Income Account 2 — — 2
MSFTA (Forward
Currency
Contracts and
TBA Securities)
Bond Market Index Account $ 353
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Accounts are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Accounts (with the exception of Diversified Balanced Account, Diversified Balanced
Managed Volatility Account, Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Income Account,
Principal LifeTime Accounts, and SAM Portfolios) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the account as a variation margin receivable or payable on financial derivative instruments.
For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account’s cost basis in the contract. There is minimal counterparty credit risk to the Accounts because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Accounts and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Account and Government & High Quality Bond
Account. The notional values of the futures contracts will vary in accordance with the changing duration of these accounts.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the
Accounts' ability to dispose of particular illiquid securities at fair value and may limit each of the Accounts’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Accounts may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Accounts would not receive the principal until maturity.
Mortgage Dollar Rolls. Certain of the Accounts have entered into mortgage-dollar-roll transactions on TBA securities, in which the
Accounts sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Accounts forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the
Accounts’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year  ended December 31, 2020 , LargeCap S&P 500 Managed Volatility Index Account wrote call and put options on indices it owns or in which it may invest for both hedging and non-hedging purposes. Writing put options tends to increase an account’s exposure to the underlying instrument. Writing call options tends to decrease an account’s exposure to the underlying instrument.
When an account writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying index to determine the realized gain or loss. An account, as a writer of an option, has no control over whether the underlying index may be sold (call) or purchased
(put) and as a result bears the market risk of an unfavorable change in the price of the index underlying the written option. There is the risk an account may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that an account as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. An account may also purchase put and call options. Purchasing call options tends to increase an account's exposure to the underlying instrument. Purchasing put options tends to decrease an account's exposure to the underlying instrument. An account pays a premium which is included on the account's statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying index transaction to determine the realized gain or loss. Details of options contracts open at  year end are included in the Accounts' schedules of investments.
Private Investments in Public Equity. The Accounts may invest in private investments in public equity (“PIPE”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPE investments, the Accounts may enter into unfunded commitments. Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Accounts are obligated to fund these commitments when the contingencies are met and therefore, the Accounts must have funds sufficient to cover its obligation.
Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31, 2020, the Accounts had unfunded commitments in connection with PIPE investments as follows (amounts in thousands):
Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Accounts in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Accounts may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Accounts have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
In the event the seller of a repurchase agreement defaults, the Accounts could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The
Accounts receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the
Accounts and any additional required collateral is delivered to the Accounts on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Accounts could realize a loss on such investments. Further, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Security lending income, net of related fees, is shown on the statements of operations. As of December 31, 2020, the Accounts had securities on loan as follows (amounts in thousands):
Unfunded
Commitment
Unrealized
Gain/(Loss)
SmallCap Account $ 850 $ 111
Market Value Collateral Value
Bond Market Index Account $ 4,781 $ 4,906
Core Plus Bond Account 401 412
Diversified International Account 2,103 2,220
Equity Income Account 2,723 2,788
LargeCap Growth Account I 285 290
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Senior Floating Rate Interests. The Accounts may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the account and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Accounts may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Accounts are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Accounts must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of December 31,
2020 there are no unfunded loan commitments.
Short Sales. Certain of the Accounts may enter into short sales transactions. A short sale is a transaction in which an account sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The account must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The account is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. An account is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The account is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The account may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations. No
Accounts entered in short sales transactions during the year ended December 31, 2020.
Swap Agreements. Core Plus Bond Account entered into swap agreements during the period. Swap agreements are negotiated agreements between an account and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. An account may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are
Market Value Collateral Value
LargeCap S&P 500 Index Account $ 377 $ 394
LargeCap S&P 500 Managed Volatility Index Account 66 69
Short-Term Income Account 350 360
SmallCap Account 4,360 4,495
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Accounts and any counterparty are required to maintain an agreement that requires the Accounts and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Accounts and such counterparty. If the net fair value of such derivatives transactions between the Accounts and that counterparty exceeds a certain threshold (as defined in the agreement), the Accounts or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Accounts or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, an account would add leverage to its portfolio because, in addition to its total net assets, an account would be subject to investment exposure on the notional amount of the swap.
If an account is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the account will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If an account is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, an account will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An account may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that an account as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2020 for which an account is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by an account for the same referenced entity or entities.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Accounts may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Accounts commit to purchase or sell securities for which all specific information is not known at the time of the trade.
Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Accounts, normally 15 to 30 days later.
These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each of the Principal LifeTime Accounts, each of the SAM Portfolios, Diversified Balanced
Account, Diversified Balanced Volatility Control Account, Diversified Balanced Managed Volatility Account, Diversified Growth Account,
Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, and Diversified Income Account (singly, “a fund of funds” and collectively, “the funds of funds”) directly corresponds to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Funds, Inc., and Principal Exchange-Traded Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Affiliated Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for the Affiliated Underlying Funds can be found at www.principalfunds.com.
As of December 31, 2020, series of the Fund owned the following percentages, in aggregate, of the outstanding shares of the Affiliated
Underlying Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Accounts may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Accounts' shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Total Percentage of
Outstanding Shares Owned
Bond Market Index Account 98.85%
Equity Income Account 35.98
Government & High Quality Bond Account 36.35
LargeCap S&P 500 Index Account 83.91
LargeCap S&P 500 Managed Volatility Index
Account 100.00
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives December 31, 2020 Liability Derivatives December 31, 2020
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 2
*
Payables, Total distributable earnings (accumulated loss)
$ 1
*
Government & High Quality Bond Account
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 18
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Growth Account I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 12
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,000
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 601
*
Payables, Total distributable earnings (accumulated loss)
$ 316
*
Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/
depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of  Operations
Core Plus Bond Account
Credit contracts Net realized gain (loss) from Swap agreements
$ 1,807 $ —
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 561 $ 63
Total $ 2,368 $ 63
Diversified Balanced Volatility Control Account
Equity contracts Net realized gain (loss) from Futures contracts
$ (1,774) $ —
Diversified Growth Volatility Control Account
Equity contracts Net realized gain (loss) from Futures contracts
$ (16,352) $ —
Government & High Quality Bond Account
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (792) $ (167)
LargeCap Growth Account I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,068 $ 1
LargeCap S&P 500 Index Account
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 16,461 $ 387
LargeCap S&P 500 Managed Volatility Index Account
Equity contracts Net realized gain (loss) from Investment
transactions, Futures contracts, and Options and
swaptions /Net change in unrealized appreciation/
(depreciation) of Investments, Futures contracts,
and Options and swaptions
$ 706 $ (23)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the year ended
December 31, 2020 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Accounts would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Accounts may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Accounts. Unobservable inputs are inputs that reflect the account's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Accounts’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination
Contract Type Derivative Type Average Notional
Core Plus Bond Account
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 8,331
Interest Rate Contracts Futures - Long 5,164
Futures - Short 6,206
Diversified Balanced Volatility Control
Account
Equity Contracts Futures - Short 15,781
Diversified Growth Volatility Control
Account
Equity Contracts Futures - Short 148,759
Government & High Quality Bond
Account
Interest Rate Contracts Futures - Short 12,331
LargeCap Growth Account I
Equity Contracts Futures - Long 2,455
LargeCap S&P 500 Index Account
Equity Contracts Futures - Long 56,639
LargeCap S&P 500 Managed Volatility
Index Account
Equity Contracts Futures - Long 5,024
Purchased Options 34
Written Options 34
Short-Term Income Account
Interest Rate Contracts Futures - Short 505
3. Operating Policies (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Accounts in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Accounts' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Accounts use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as
Level 3. Valuation models rely on one or more significant unobservable inputs such as: yield to maturity, EBITDA multiples, discount rates or available cash. Significant increases in yield to maturity, EBITDA multiples or available cash would have resulted in significantly higher fair value measurements. Significant increases in discount rates would have resulted in a significantly lower fair value measurements. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of December 31, 2020 in valuing the Accounts' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Account
Common Stocks* $ 5,167 $ — $ — $ 5,167
Investment Companies 6 — — 6
Total investments in securities $ 5,173 $ — $ — $ 5,173
Bond Market Index Account
Bonds* — 900,716 — 900,716
Investment Companies 282,949 — — 282,949
Municipal Bonds* — 17,642 — 17,642
U.S. Government & Government Agency Obligations* — 1,735,384 — 1,735,384
Total investments in securities $ 282,949 $ 2,653,742 $ — $ 2,936,691
Core Plus Bond Account
Bonds* — 165,680 35 165,715
Common Stocks
Energy 91 94 — 185
Investment Companies 15,705 — — 15,705
Senior Floating Rate Interests* — 2,491 — 2,491
U.S. Government & Government Agency Obligations* — 96,141 — 96,141
Total investments in securities $ 15,796 $ 264,406 $ 35 $ 280,237
Assets
Interest Rate Contracts
Futures** 2 — — 2
Liabilities
Interest Rate Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Core Plus Bond Account
Futures** $ (1) $ — $ — $ (1)
Diversified Balanced Account
Bonds* — — — —
Investment Companies 1,020,535 — — 1,020,535
Total investments in securities $ 1,020,535 $ — $ — $ 1,020,535
Diversified Balanced Managed Volatility Account
Investment Companies 185,202 — — 185,202
Total investments in securities $ 185,202 $ — $ — $ 185,202
Diversified Balanced Volatility Control Account
Investment Companies 184,577 — — 184,577
Total investments in securities $ 184,577 $ — $ — $ 184,577
Diversified Growth Account
Investment Companies 3,854,088 — — 3,854,088
Total investments in securities $ 3,854,088 $ — $ — $ 3,854,088
Diversified Growth Managed Volatility Account
Investment Companies 378,350 — — 378,350
Total investments in securities $ 378,350 $ — $ — $ 378,350
Diversified Growth Volatility Control Account
Investment Companies 996,754 — — 996,754
Total investments in securities $ 996,754 $ — $ — $ 996,754
Diversified Income Account
Investment Companies 323,623 — — 323,623
Total investments in securities $ 323,623 $ — $ — $ 323,623
Diversified International Account
Common Stocks
Basic Materials 1,232 12,082 — 13,314
Communications 5,396 16,810 — 22,206
Consumer, Cyclical 5,767 50,582 — 56,349
Consumer, Non-cyclical 3,471 39,439 — 42,910
Energy 4,914 10,945 — 15,859
Financial 13,245 44,885 — 58,130
Industrial 2,741 36,435 — 39,176
Technology — 34,621 — 34,621
Utilities 1,073 6,568 — 7,641
Investment Companies 3,932 — — 3,932
Total investments in securities $ 41,771 $ 252,367 $ — $ 294,138
Equity Income Account
Common Stocks* 776,748 — — 776,748
Investment Companies 18,518 — — 18,518
Total investments in securities $ 795,266 $ — $ — $ 795,266
Government & High Quality Bond Account
Bonds* — 54,156 — 54,156
Investment Companies 17,351 — — 17,351
U.S. Government & Government Agency Obligations* — 209,985 — 209,985
Total investments in securities $ 17,351 $ 264,141 $ — $ 281,492
Assets
Interest Rate Contracts
Futures** 18 — — 18
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Account
Common Stocks
Basic Materials $ — $ 4,793 $ — $ 4,793
Communications 1,487 13,988 — 15,475
Consumer, Cyclical 2,008 8,058 — 10,066
Consumer, Non-cyclical 2,328 7,753 — 10,081
Diversified — 402 — 402
Energy 838 2,818 — 3,656
Financial 3,386 13,927 — 17,313
Industrial 1,316 6,644 — 7,960
Technology 1,077 20,028 — 21,105
Utilities — 1,445 — 1,445
Investment Companies 805 — — 805
Preferred Stocks
Energy 794 — — 794
Technology — 267 — 267
Total investments in securities $ 14,039 $ 80,123 $ — $ 94,162
LargeCap Growth Account I
Common Stocks
Basic Materials 9,671 — — 9,671
Communications 152,443 1,484 — 153,927
Consumer, Cyclical 40,386 — — 40,386
Consumer, Non-cyclical 163,081 — — 163,081
Energy 206 — — 206
Financial 37,429 — — 37,429
Industrial 28,795 — — 28,795
Technology 164,353 147 155 164,655
Utilities 2,431 — — 2,431
Convertible Preferred Stocks
Communications — — 254 254
Consumer, Cyclical — — 2,623 2,623
Technology — — 1,030 1,030
Investment Companies 8,420 — — 8,420
Total investments in securities $ 607,215 $ 1,631 $ 4,062 $ 612,908
Assets
Equity Contracts
Futures** 12 — — 12
LargeCap S&P 500 Index Account
Common Stocks* 2,869,811 — — 2,869,811
Investment Companies 55,096 — — 55,096
Total investments in securities $ 2,924,907 $ — $ — $ 2,924,907
Assets
Equity Contracts
Futures** 1,000 — — 1,000
LargeCap S&P 500 Managed Volatility Index Account
Common Stocks* 219,327 — — 219,327
Investment Companies 16,091 — — 16,091
Purchased Options 506 — — 506
Total investments in securities $ 235,924 $ — $ — $ 235,924
Assets
Equity Contracts
Futures** 95 — — 95
Liabilities
Equity Contracts
Written Options (316) — — (316)
MidCap Account
Common Stocks
Basic Materials 3,705 — — 3,705
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Account
Communications $ 63,024 $ — $ — $ 63,024
Consumer, Cyclical 142,111 — — 142,111
Consumer, Non-cyclical 78,873 — — 78,873
Diversified — 1,297 — 1,297
Financial 148,537 — — 148,537
Industrial 85,807 — — 85,807
Technology 89,817 — — 89,817
Utilities 16,493 — — 16,493
Investment Companies 1,607 — — 1,607
Total investments in securities $ 629,974 $ 1,297 $ — $ 631,271
Principal Capital Appreciation Account
Common Stocks
Basic Materials 2,672 — — 2,672
Communications 23,911 — — 23,911
Consumer, Cyclical 17,048 — — 17,048
Consumer, Non-cyclical 30,931 — — 30,931
Energy 3,462 — — 3,462
Financial 26,397 — — 26,397
Industrial 14,463 1,446 — 15,909
Technology 39,485 — — 39,485
Utilities 4,478 — — 4,478
Investment Companies 1,887 — — 1,887
Total investments in securities $ 164,734 $ 1,446 $ — $ 166,180
Principal LifeTime 2010 Account
Investment Companies 35,830 — — 35,830
Total investments in securities $ 35,830 $ — $ — $ 35,830
Principal LifeTime 2020 Account
Investment Companies 194,173 — — 194,173
Total investments in securities $ 194,173 $ — $ — $ 194,173
Principal LifeTime 2030 Account
Investment Companies 228,297 — — 228,297
Total investments in securities $ 228,297 $ — $ — $ 228,297
Principal LifeTime 2040 Account
Investment Companies 107,143 — — 107,143
Total investments in securities $ 107,143 $ — $ — $ 107,143
Principal LifeTime 2050 Account
Investment Companies 49,785 — — 49,785
Total investments in securities $ 49,785 $ — $ — $ 49,785
Principal LifeTime 2060 Account
Investment Companies 11,474 — — 11,474
Total investments in securities $ 11,474 $ — $ — $ 11,474
Principal LifeTime Strategic Income Account
Investment Companies 31,030 — — 31,030
Total investments in securities $ 31,030 $ — $ — $ 31,030
Real Estate Securities Account
Common Stocks* 136,186 — — 136,186
Investment Companies 59 — — 59
Total investments in securities $ 136,245 $ — $ — $ 136,245
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

*For additional detail regarding sector classifications, please see the schedules of investments.
**Futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the year, there were no Accounts which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Accounts have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each account’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM
Portfolios is .25% of aggregate net assets up to the first $1 billion and .20% of aggregate net assets over $1 billion. The Principal LifeTime
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Balanced Portfolio
Investment Companies $ 702,547 $ — $ — $ 702,547
Total investments in securities $ 702,547 $ — $ — $ 702,547
SAM Conservative Balanced Portfolio
Investment Companies 194,529 — — 194,529
Total investments in securities $ 194,529 $ — $ — $ 194,529
SAM Conservative Growth Portfolio
Investment Companies 384,302 — — 384,302
Total investments in securities $ 384,302 $ — $ — $ 384,302
SAM Flexible Income Portfolio
Investment Companies 184,196 — — 184,196
Total investments in securities $ 184,196 $ — $ — $ 184,196
SAM Strategic Growth Portfolio
Investment Companies 355,463 — — 355,463
Total investments in securities $ 355,463 $ — $ — $ 355,463
Short-Term Income Account
Bonds* — 135,006 — 135,006
Investment Companies 2,556 — — 2,556
U.S. Government & Government Agency Obligations* — 17,281 — 17,281
Total investments in securities $ 2,556 $ 152,287 $ — $ 154,843
Assets
Equity Contracts
Futures** — — — —
SmallCap Account
Common Stocks
Basic Materials 6,613 — — 6,613
Communications 4,849 — — 4,849
Consumer, Cyclical 28,389 — — 28,389
Consumer, Non-cyclical 55,617 — — 55,617
Diversified 4,221 — — 4,221
Energy 3,371 — — 3,371
Financial 39,162 — — 39,162
Industrial 32,751 — — 32,751
Technology 25,759 — — 25,759
Utilities 3,376 — — 3,376
Investment Companies 5,672 — — 5,672
Total investments in securities $ 209,780 $ — $ — $ 209,780
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

Accounts do not pay investment advisory and management fees. The annual rates used in this calculation for each of the other Accounts are as follows:
The Manager has contractually agreed to waive certain of the Accounts' management and investment advisory fees. The expense waiver will reduce the account's management and investment advisory fees by the following amounts:
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense
Net Assets of Account (in millions)
First $100 Next $100 Next $100 Next $100 Thereafter
Core Plus Bond Account .50% .45% .40% .35% .30%
Equity Income Account .60 .55 .50 .45 .40
LargeCap Growth Account I .80 .75 .70 .65 .60
MidCap Account .65 .60 .55 .50 .45
Real Estate Securities Account .83 .78 .73 .70 .68
SmallCap Account .85 .80 .75 .70 .65
Net Assets of Account (in millions)
First $250 Next $250 Next $250 Next $250 Thereafter
Diversified International Account .85% .80% .75% .70% .65%
International Emerging Markets Account (Effective
May 1, 2020)
1.10 1.05 1.00 .95 .90
International Emerging Markets Account (Prior to
May 1, 2020
1.25 1.20 1.15 1.10 1.05
Net Assets of Account (in millions)
First $200 Next $300 Over $500
Short-Term Income Account .50% .45% .40%
Net Assets of Account (in millions)
First $500 Over $500
Blue Chip Account .60% .55%
Principal Capital Appreciation Account .625 .50
Net Assets of Account (in billions)
First $2 Over $2
Government & High Quality Bond Account .50% .45%
All Net Assets
Bond Market Index Account .14%
Diversified Balanced Account .05
Diversified Balanced Managed Volatility Account .05
Diversified Balanced Volatility Control Account .12
Diversified Growth Account .05
Diversified Growth Managed Volatility Account .05
Diversified Growth Volatility Control Account .12
Diversified Income Account .05
LargeCap S&P 500 Index Account .25
LargeCap S&P 500 Managed Volatility Index
Account
.45
Period from January 1, 2020 through December 31, 2020
Expiration
International Emerging Markets Account .150% April 30, 2020
LargeCap Growth Account I .016 April 30, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
* Period from December 9, 2020 through December 31, 2020.
The Manager has contractually agreed to reduce Short-Term Income Account’s expenses by .01% through the period ending April 30, 2021.
In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired fund fees and expenses, and other extraordinary expenses) attributable to Class 2 shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:
Distribution Fees. Class 2 and Class 3 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 and Class 3 shares of each of the Accounts. Distribution fees are paid to Principal Funds Distributor,
Inc. (an affiliate of the Manager), the principal distributor of the Accounts. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual distribution fee rate is .25%.
Administrative Service Fees. Class 3 shares of the Accounts bear administrative service fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 3 shares of each of the Accounts. Administrative fees are paid to Principal Shareholder Services,
Inc. (an affiliate of the Manager), the principal administrator of the Accounts. The annual administrative service fee rate is .15%.
Chief Compliance Officer Expenses. The Accounts pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each account and is shown on the statements of operations.
Affiliated Ownership. At December 31, 2020, the Manager, Principal National Life Insurance Company (an affiliate of the Manager), Principal
Life Insurance Company (an affiliate of the Manager), Principal Financial Services, Inc. (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):
Period from January 1, 2020 through December 31, 2020
Class 1 Class 2 Class 3 Expiration
Blue Chip Account N/A N/A 1.05%* April 30, 2022
Diversified Balanced Managed Volatility Account N/A .31% N/A April 30, 2021
Diversified Balanced Volatility Control Account N/A .39 N/A April 30, 2020
Diversified Growth Managed Volatility Account N/A .31 N/A April 30, 2020
International Emerging Markets Account 1.20% N/A N/A April 30, 2021
LargeCap Growth Account I .69 N/A N/A April 30, 2021
Principal LifeTime 2060 Account .10 N/A N/A April 30, 2021
Period from January 1, 2020 through December 31, 2020
Class 2 Expense Limit
Diversified Income Account .31%
Class 1 Class 2 Class 3
Blue Chip Account N/A N/A 500
Bond Market Index Account 2,796 N/A N/A
Core Plus Bond Account 20,494 N/A N/A
Diversified Balanced Account 2,305 55,634 1
Diversified Balanced Managed Volatility Account N/A 13,561 1
Diversified Balanced Volatility Control Account N/A 14,881 1
Diversified Growth Account N/A 191,207 1
Diversified Growth Managed Volatility Account N/A 26,390 1
Diversified Growth Volatility Control Account N/A 78,505 1
Diversified Income Account N/A 21,827 1
Diversified International Account 16,205 N/A N/A
Equity Income Account 12,253 299 —
Government & High Quality Bond Account 14,393 N/A N/A
International Emerging Markets Account 4,707 N/A N/A
LargeCap Growth Account I 12,371 N/A N/A
LargeCap S&P 500 Index Account 20,146 1,284 N/A
MidCap Account 9,303 57 N/A
Principal Capital Appreciation Account 3,661 241 N/A
Principal LifeTime 2010 Account 2,636 N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

6. Investment Transactions
For the year ended December 31, 2020, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Accounts were as follows (amounts in thousands):
For the year ended December 31, 2020, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Accounts were as follows (amounts in thousands):
Class 1 Class 2 Class 3
Principal LifeTime 2020 Account 12,957 N/A N/A
Principal LifeTime 2030 Account 15,736 N/A N/A
Principal LifeTime 2040 Account 5,924 N/A N/A
Principal LifeTime 2050 Account 2,850 N/A N/A
Principal LifeTime 2060 Account 696 N/A N/A
Principal LifeTime Strategic Income Account 2,417 N/A N/A
Real Estate Securities Account 6,760 351 N/A
SAM Balanced Portfolio 31,948 1,687 N/A
SAM Conservative Balanced Portfolio 12,613 1,038 N/A
SAM Conservative Growth Portfolio 9,038 916 N/A
SAM Flexible Income Portfolio 11,169 1,793 N/A
SAM Strategic Growth Portfolio 7,386 603 N/A
Short-Term Income Account 59,427 N/A N/A
SmallCap Account 11,100 217 N/A
Purchases Sales
Blue Chip Account $ 5,112 $ 118
Bond Market Index Account 1,546,732 1,399,119
Core Plus Bond Account 421,651 403,393
Diversified Balanced Account 231,754 314,280
Diversified Balanced Managed Volatility Account 43,207 49,151
Diversified Balanced Volatility Control Account 148,747 121,399
Diversified Growth Account 829,753 1,041,077
Diversified Growth Managed Volatility Account 77,421 86,320
Diversified Growth Volatility Control Account 813,966 652,950
Diversified Income Account 113,336 90,623
Diversified International Account 114,550 125,949
Equity Income Account 143,042 155,814
Government & High Quality Bond Account 169,633 182,433
International Emerging Markets Account 45,842 55,518
LargeCap Growth Account I 224,308 281,853
LargeCap S&P 500 Index Account 287,770 525,269
LargeCap S&P 500 Managed Volatility Index Account 18,007 37,279
MidCap Account 68,674 142,536
Principal Capital Appreciation Account 53,394 68,333
Principal LifeTime 2010 Account 24,680 23,127
Principal LifeTime 2020 Account 95,828 107,293
Principal LifeTime 2030 Account 123,782 100,216
Principal LifeTime 2040 Account 44,158 34,163
Principal LifeTime 2050 Account 18,485 13,257
Principal LifeTime 2060 Account 7,326 5,257
Principal LifeTime Strategic Income Account 21,777 19,062
Real Estate Securities Account 48,346 61,708
SAM Balanced Portfolio 122,439 168,571
SAM Conservative Balanced Portfolio 42,107 48,012
SAM Conservative Growth Portfolio 69,932 76,421
SAM Flexible Income Portfolio 68,156 78,816
SAM Strategic Growth Portfolio 69,527 67,061
Short-Term Income Account 83,886 70,288
SmallCap Account 65,913 85,254
Purchases Sales
Bond Market Index Account $ 1,136,678 $ 1,217,482
Core Plus Bond Account 135,505 154,099
Government & High Quality Bond Account 115,894 95,244
Short-Term Income Account 23,909 26,283
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended December 31, 2020 and December
31, 2019 were as follows (amounts in thousands):
*The Accounts designate these distributions as long-term capital gain dividends per Internal Revenue Code Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
^Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Accounts may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of December 31, 2020, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Ordinary Income
Long-Term
Capital Gain* Section 1250 Gain^
2020 2019 2020 2019 2020 2019
Bond Market Index Account $ 66,635 $ 63,629 $ — $ — $ — $ —
Core Plus Bond Account 9,503 10,172 — — — —
Diversified Balanced Account 24,559 19,161 29,770 42,195 — —
Diversified Balanced Managed Volatility Account 3,789 2,985 6,025 2,350 — —
Diversified Balanced Volatility Control Account 3,190 1,239 1,297 761 — —
Diversified Growth Account 80,741 66,048 110,087 132,175 — —
Diversified Growth Managed Volatility Account 7,464 6,096 14,949 4,546 — —
Diversified Growth Volatility Control Account 17,491 5,625 9,313 4,665 — —
Diversified Income Account 6,762 4,545 4,037 5,619 — —
Diversified International Account 6,493 4,159 — 12,521 — —
Equity Income Account 15,534 16,637 19,615 16,586 — —
Government & High Quality Bond Account 5,987 6,457 — — — —
International Emerging Markets Account 1,960 802 — 2,283 — —
LargeCap Growth Account I 3,033 230 29,011 34,567 — —
LargeCap S&P 500 Index Account 51,542 48,899 159,258 111,466 — —
LargeCap S&P 500 Managed Volatility Index Account 3,444 3,588 4,904 14,916 — —
MidCap Account 3,984 1,707 53,763 79,894 — —
Principal Capital Appreciation Account 2,350 2,602 6,714 13,127 — —
Principal LifeTime 2010 Account 887 911 510 1,712 — —
Principal LifeTime 2020 Account 5,542 4,556 2,332 8,015 — —
Principal LifeTime 2030 Account 4,185 3,601 3,259 8,675 — —
Principal LifeTime 2040 Account 1,831 1,500 1,789 3,851 — —
Principal LifeTime 2050 Account 794 719 890 2,142 — —
Principal LifeTime 2060 Account 151 129 195 325 — —
Principal LifeTime Strategic Income Account 686 609 — 986 — —
Real Estate Securities Account 2,794 3,501 7,790 9,349 — 424
SAM Balanced Portfolio 14,711 17,364 19,998 24,099 — —
SAM Conservative Balanced Portfolio 4,519 5,316 3,128 3,638 — —
SAM Conservative Growth Portfolio 6,417 5,992 5,243 15,423 — —
SAM Flexible Income Portfolio 5,111 6,506 3,761 5,219 — —
SAM Strategic Growth Portfolio 5,611 4,270 7,049 15,098 — —
Short-Term Income Account 3,166 3,392 — — — —
SmallCap Account 838 6,293 12,504 23,429 — —
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Account $ — $ — $ — $ 170 $ — $ 170
Bond Market Index Account 60,588 4,480 — 169,301 — 234,369
Core Plus Bond Account 12,215 10 — 12,808 29 25,062
Diversified Balanced Account 28,146 43,718 — 304,692 — 376,556
Diversified Balanced Managed Volatility Account 4,629 2,572 — 34,560 — 41,761
Diversified Balanced Volatility Control Account 5,288 794 — 14,726 (66) 20,742
Diversified Growth Account 96,335 154,353 — 1,219,347 — 1,470,035
Diversified Growth Managed Volatility Account 8,751 6,514 — 81,360 — 96,625
Diversified Growth Volatility Control Account 23,950 6,465 — 91,489 (20) 121,884

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

*Represents book-to-tax accounting differences.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Accounts. As of December 31, 2020, the Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended December 31, 2020, the Accounts utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the account's taxable year subsequent to October 31. For the taxable year ended December 31, 2020 , the Accounts do not plan to defer any late-year losses.
Reclassification of Capital Accounts. The Accounts may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Accounts. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Accounts' distributions may be shown in the accompanying statements of changes in net assets as from net investment income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
Diversified Income Account 8,095 5,445 — 57,319 — 70,859
Diversified International Account 3,880 1,423 — 82,295 (1) 87,597
Equity Income Account 14,226 426 — 357,063 — 371,715
Government & High Quality Bond Account 4,265 — (8,973) 3,581 (35) (1,162)
International Emerging Markets Account 420 1,430 — 25,963 (2) 27,811
LargeCap Growth Account I 8,157 70,754 — 248,290 — 327,201
LargeCap S&P 500 Index Account 50,392 243,278 — 1,280,529 — 1,574,199
LargeCap S&P 500 Managed Volatility Index Account 7,415 19,457 — 89,067 (19,488) 96,451
MidCap Account 1,561 43,625 — 275,056 — 320,242
Principal Capital Appreciation Account 1,793 6,620 — 87,376 — 95,789
Principal LifeTime 2010 Account 1,192 1,413 — 3,408 — 6,013
Principal LifeTime 2020 Account 4,266 10,092 — 25,486 — 39,844
Principal LifeTime 2030 Account 5,511 6,650 — 35,066 — 47,227
Principal LifeTime 2040 Account 2,447 3,205 — 18,467 — 24,119
Principal LifeTime 2050 Account 1,109 1,580 — 9,548 — 12,237
Principal LifeTime 2060 Account 288 238 — 1,778 — 2,304
Principal LifeTime Strategic Income Account 887 968 — 2,579 — 4,434
Real Estate Securities Account 2,557 10,205 — 24,563 — 37,325
SAM Balanced Portfolio 11,461 15,012 — 175,339 — 201,812
SAM Conservative Balanced Portfolio 3,678 2,576 — 32,749 — 39,003
SAM Conservative Growth Portfolio 4,715 8,341 — 98,907 — 111,963
SAM Flexible Income Portfolio 4,510 2,803 — 19,396 — 26,709
SAM Strategic Growth Portfolio 3,537 8,783 — 83,952 — 96,272
Short-Term Income Account 2,913 8 — 2,854 (6) 5,769
SmallCap Account 5,090 2,437 — 53,191 — 60,718
Short-Term Long-Term Total
Government & High Quality Bond Account $ 1,055 $ 7,918 $ 8,973
Utilized
Bond Market Index Account $ 19,606
Core Plus Bond Account 3,611
Diversified International Account 272
Government & High Quality Bond Account 48
International Emerging Markets Account 69
Short-Term Income Account 656
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended December 31, 2020, the Accounts recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis.  As of December 31, 2020, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Accounts were as follows (amounts in thousands):
8. Other Matters
As of the date these financial statements were available to be issued, the outbreak of the novel coronavirus (“COVID-19”) in many countries continues to adversely impact global commercial activity and has contributed to significant volatility in financial markets. The global impact of the outbreak has been rapidly evolving and many countries have reacted by instituting quarantines and restriction on travel. Such measures,
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Diversified Balanced Account $ (6,995) $ 6,995
Diversified Growth Account (19,727) 19,727
Diversified International Account (336) 336
Equity Income Account (2,913) 2,913
LargeCap Growth Account I (10,553) 10,553
LargeCap S&P 500 Index Account (57,254) 57,254
LargeCap S&P 500 Managed Volatility Index Account (649) 649
MidCap Account (8,430) 8,430
Principal Capital Appreciation Account (1,256) 1,256
Real Estate Securities Account 13 (13)
SmallCap Account (1,418) 1,418
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Account $ 185 $ (15) $ 170 $ 5,003
Bond Market Index Account 174,320 (5,020) 169,300 2,767,391
Core Plus Bond Account 13,968 (1,160) 12,808 267,430
Diversified Balanced Account 305,555 (863) 304,692 715,843
Diversified Balanced Managed Volatility Account 34,722 (162) 34,560 150,642
Diversified Balanced Volatility Control Account 15,193 (467) 14,726 169,851
Diversified Growth Account 1,223,464 (4,117) 1,219,347 2,634,741
Diversified Growth Managed Volatility Account 81,692 (332) 81,360 296,990
Diversified Growth Volatility Control Account 94,551 (3,063) 91,488 905,266
Diversified Income Account 57,823 (504) 57,319 266,304
Diversified International Account 86,801 (4,519) 82,282 211,856
Equity Income Account 370,899 (13,836) 357,063 438,203
Government & High Quality Bond Account 7,073 (3,493) 3,580 277,930
International Emerging Markets Account 27,710 (1,746) 25,964 68,198
LargeCap Growth Account I 252,012 (3,722) 248,290 364,630
LargeCap S&P 500 Index Account 1,405,857 (125,327) 1,280,530 1,645,377
LargeCap S&P 500 Managed Volatility Index Account 99,675 (10,608) 89,067 146,636
MidCap Account 281,345 (6,289) 275,056 356,215
Principal Capital Appreciation Account 88,869 (1,493) 87,376 78,804
Principal LifeTime 2010 Account 3,662 (254) 3,408 32,422
Principal LifeTime 2020 Account 27,215 (1,729) 25,486 168,687
Principal LifeTime 2030 Account 36,617 (1,551) 35,066 193,231
Principal LifeTime 2040 Account 19,330 (863) 18,467 88,676
Principal LifeTime 2050 Account 9,913 (365) 9,548 40,237
Principal LifeTime 2060 Account 1,928 (151) 1,777 9,697
Principal LifeTime Strategic Income Account 2,731 (152) 2,579 28,451
Real Estate Securities Account 32,470 (7,906) 24,564 111,681
SAM Balanced Portfolio 177,563 (2,224) 175,339 527,208
SAM Conservative Balanced Portfolio 34,395 (1,646) 32,749 161,780
SAM Conservative Growth Portfolio 100,448 (1,540) 98,908 285,394
SAM Flexible Income Portfolio 21,250 (1,854) 19,396 164,800
SAM Strategic Growth Portfolio 86,067 (2,116) 83,951 271,512
Short-Term Income Account 3,196 (342) 2,854 151,989
SmallCap Account 64,409 (11,218) 53,191 156,700
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Variable Contracts Funds, Inc.
December 31, 2020

as well as the general uncertainty surrounding the dangers and impact of COVID-19, are creating significant disruption in supply chains and economic activity. As COVID-19 continues to spread, the potential impacts, including a global, regional or other economic recession, are increasingly difficult to assess. These events, or fear of such an event, present material uncertainty and risk with respect to the Accounts'
performance and financial results.
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
8. Other Matters (continued)

Schedule of Investments
Blue Chip Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 0.12% Shares Held Value (000's)
Money Market Funds - 0.12%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,864 $ 6
TOTAL INVESTMENT COMPANIES $ 6
COMMON STOCKS - 99.94% Shares Held Value (000's)
Aerospace & Defense - 4.74%
TransDigm Group Inc
(b)
396 $ 245
Chemicals - 2.67%
Ecolab Inc 72 16
Linde PLC 388 102
Sherwin-Williams Co/The 27 20
$ 138
Commercial Services - 8.39%
CoStar Group Inc
(b)
66 61
Moody's Corp 198 57
PayPal Holdings Inc
(b)
1,044 245
S&P Global Inc 217 71
$ 434
Diversified Financial Services - 11.12%
Charles Schwab Corp/The 1,437 76
Mastercard Inc 715 255
Visa Inc 1,114 244
$ 575
Electronics - 1.53%
Roper Technologies Inc 184 79
Healthcare - Products - 3.04%
Danaher Corp 505 112
IDEXX Laboratories Inc
(b)
90 45
$ 157
Insurance - 2.55%
Aon PLC 445 94
Progressive Corp/The 386 38
$ 132
Internet - 22.07%
Alphabet Inc - A Shares
(b)
28 49
Alphabet Inc - C Shares
(b)
166 291
Amazon.com Inc
(b)
143 466
Facebook Inc
(b)
625 171
Netflix Inc
(b)
207 112
Spotify Technology SA
(b)
87 27
VeriSign Inc
(b)
116 25
$ 1,141
Lodging - 1.92%
Hilton Worldwide Holdings Inc 885 99
Media - 3.95%
Charter Communications Inc
(b)
274 181
Liberty Broadband Corp - C Shares
(b)
143 23
$ 204
Private Equity - 5.47%
Brookfield Asset Management Inc 5,905 244
KKR & Co Inc 978 39
$ 283
REITs - 3.83%
American Tower Corp 883 198
Retail - 3.69%
CarMax Inc
(b)
362 34
Costco Wholesale Corp 108 41
O'Reilly Automotive Inc
(b)
80 36
Starbucks Corp 741 80
$ 191
Semiconductors - 1.51%
NVIDIA Corp 150 78
Software - 23.46%
Adobe Inc
(b)
478 239
Autodesk Inc
(b)
291 89
Intuit Inc 626 238
Microsoft Corp 1,910 425
salesforce.com Inc
(b)
996 222
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Snowflake Inc - Class A
(b)
2 $ —
$ 1,213
TOTAL COMMON STOCKS $ 5,167
Total Investments $ 5,173
Other Assets and Liabilities -  (0.06)% (3)
TOTAL NET ASSETS - 100.00% $ 5,170
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Communications 26.02%
Technology 24.97%
Financial 22.97%
Consumer, Non-cyclical 11.43%
Industrial 6.27%
Consumer, Cyclical 5.61%
Basic Materials 2.67%
Money Market Funds 0.12%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ 5,000 $ 4,994 $ 6
$ — $ 5,000 $ 4,994 $ 6
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 10.34% Shares Held Value (000's)
Exchange-Traded Funds - 1.64%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
325,000 $ 44,893
Money Market Funds - 8.70%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
4,906,329 4,906
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
233,150,460 233,150
$ 238,05 6
TOTAL INVESTMENT COMPANIES $ 282,949
BONDS - 32.93%
Principal
Amount (000's) Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc/The
5.40%, 10/01/2048 $ 300 $ 411
Omnicom Group Inc
2.45%, 04/30/2030 160 170
$ 581
Aerospace & Defense - 0.53%
Boeing Co/The
2.75%, 02/01/2026 175 184
2.95%, 02/01/2030 170 176
3.25%, 02/01/2028 700 751
3.25%, 02/01/2035 170 174
3.63%, 02/01/2031 175 192
3.75%, 02/01/2050 235 247
3.95%, 08/01/2059 315 337
4.51%, 05/01/2023 970 1,048
4.88%, 05/01/2025 620 707
5.04%, 05/01/2027 310 362
5.15%, 05/01/2030 310 375
5.71%, 05/01/2040 310 402
5.81%, 05/01/2050 505 696
5.88%, 02/15/2040 154 196
General Dynamics Corp
2.25%, 11/15/2022 15 15
3.25%, 04/01/2025 80 88
3.38%, 05/15/2023 300 321
3.50%, 04/01/2027 160 184
3.75%, 05/15/2028 300 351
4.25%, 04/01/2040 160 208
L3Harris Technologies Inc
1.80%, 01/15/2031 90 91
2.90%, 12/15/2029 60 66
3.83%, 04/27/2025 500 561
Lockheed Martin Corp
1.85%, 06/15/2030 55 58
3.55%, 01/15/2026 240 273
3.60%, 03/01/2035 350 423
3.80%, 03/01/2045 25 31
4.07%, 12/15/2042 47 61
4.09%, 09/15/2052 389 515
4.70%, 05/15/2046 25 35
Northrop Grumman Corp
2.55%, 10/15/2022 380 394
3.20%, 02/01/2027 500 563
3.85%, 04/15/2045 500 610
4.03%, 10/15/2047 25 31
Raytheon Technologies Corp
2.25%, 07/01/2030 160 170
3.50%, 03/15/2027 800 913
3.75%, 11/01/2046 30 36
4.05%, 05/04/2047 300 374
4.13%, 11/16/2028 435 519
4.15%, 05/15/2045 40 51
4.35%, 04/15/2047 40 53
4.50%, 06/01/2042 600 782
4.63%, 11/16/2048 210 285
4.88%, 10/15/2040 154 201
5.70%, 04/15/2040 51 75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
6.13%, 07/15/2038 $ 18 $ 27
6.70%, 08/01/2028 175 238
$ 14,450
Agriculture - 0.35%
Altria Group Inc
2.35%, 05/06/2025 160 170
2.85%, 08/09/2022 40 42
3.40%, 05/06/2030 325 365
3.88%, 09/16/2046 60 63
4.00%, 01/31/2024 700 769
4.80%, 02/14/2029 340 407
5.80%, 02/14/2039 380 501
6.20%, 02/14/2059 310 435
Archer-Daniels-Midland Co
2.50%, 08/11/2026 850 927
BAT Capital Corp
2.26%, 03/25/2028 170 176
2.73%, 03/25/2031 170 176
2.79%, 09/06/2024 245 262
3.46%, 09/06/2029 245 267
3.56%, 08/15/2027 800 891
3.98%, 09/25/2050 170 177
4.54%, 08/15/2047 325 361
BAT International Finance PLC
1.67%, 03/25/2026 170 174
Philip Morris International Inc
0.88%, 05/01/2026 175 176
1.75%, 11/01/2030 175 177
2.38%, 08/17/2022 30 31
2.75%, 02/25/2026 310 338
3.25%, 11/10/2024 30 33
3.38%, 08/11/2025 375 417
4.13%, 03/04/2043 300 367
4.25%, 11/10/2044 30 38
4.38%, 11/15/2041 61 76
4.50%, 03/20/2042 400 506
4.88%, 11/15/2043 35 47
Reynolds American Inc
4.45%, 06/12/2025 250 285
4.85%, 09/15/2023 350 390
5.70%, 08/15/2035 25 32
5.85%, 08/15/2045 415 531
$ 9,607
Airlines - 0.05%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 164 161
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 310 309
Southwest Airlines Co
5.25%, 05/04/2025 480 556
United Airlines 2014-2 Class A Pass Through
Trust
3.75%, 03/03/2028 144 146
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 79 76
$ 1,248
Apparel - 0.05%
NIKE Inc
2.25%, 05/01/2023 200 208
2.40%, 03/27/2025 160 173
2.75%, 03/27/2027 160 177
3.25%, 03/27/2040 160 186
3.38%, 11/01/2046 350 415

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Apparel (continued)
NIKE Inc   (continued)
3.63%, 05/01/2043 $ 200 $ 244
$ 1,403
Automobile Asset Backed Securities - 0.13%
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024 1,500 1,521
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022 247 248
World Omni Auto Receivables Trust 2018-A
2.50%, 04/17/2023 255 257
World Omni Automobile Lease Securitization
Trust 2019-A
2.94%, 05/16/2022 1,500 1,514
$ 3,540
Automobile Manufacturers - 0.39%
American Honda Finance Corp
0.65%, 09/08/2023 170 171
1.20%, 07/08/2025 165 169
1.95%, 05/20/2022 155 158
1.95%, 05/10/2023 160 166
2.05%, 01/10/2023 490 507
2.15%, 09/10/2024 445 471
Daimler Finance North America LLC
8.50%, 01/18/2031 127 201
General Motors Co
4.88%, 10/02/2023 675 749
5.00%, 10/01/2028 400 476
5.00%, 04/01/2035 200 241
5.40%, 04/01/2048 360 453
6.75%, 04/01/2046 25 36
General Motors Financial Co Inc
1.70%, 08/18/2023 330 339
3.25%, 01/05/2023 400 419
3.45%, 01/14/2022 30 31
3.45%, 04/10/2022 325 334
3.55%, 07/08/2022 500 522
3.70%, 05/09/2023 325 344
4.30%, 07/13/2025 325 364
4.35%, 01/17/2027 305 347
5.10%, 01/17/2024 500 560
PACCAR Financial Corp
0.35%, 08/11/2023 165 165
1.80%, 02/06/2025 170 178
Toyota Motor Corp
3.67%, 07/20/2028 200 235
Toyota Motor Credit Corp
0.35%, 10/14/2022 410 411
0.50%, 08/14/2023 165 166
0.80%, 10/16/2025 210 212
1.15%, 05/26/2022 155 157
1.15%, 08/13/2027 165 166
1.35%, 08/25/2023 155 159
1.80%, 02/13/2025 160 168
2.00%, 10/07/2024 165 174
2.25%, 10/18/2023 350 368
3.30%, 01/12/2022 77 79
3.35%, 01/08/2024 400 434
3.45%, 09/20/2023 400 433
$ 10,563
Automobile Parts & Equipment - 0.02%
BorgWarner Inc
3.38%, 03/15/2025
(e)
500 551
Banks - 5.83%
Australia & New Zealand Banking Group Ltd/
New York NY
2.05%, 11/21/2022 250 259
2.63%, 05/19/2022 250 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA
2.75%, 05/28/2025 $ 200 $ 213
2.75%, 12/03/2030 400 412
3.13%, 02/23/2023 600 632
3.49%, 05/28/2030 200 224
Bank of America Corp
0.81%, 10/24/2024
(f)
340 343
United States Secured Overnight Financing
Rate + 0.74%
0.98%, 09/25/2025
(f)
170 172
United States Secured Overnight Financing
Rate + 0.91%
1.32%, 06/19/2026
(f)
320 327
United States Secured Overnight Financing
Rate + 1.15%
1.90%, 07/23/2031
(f)
750 758
United States Secured Overnight Financing
Rate + 1.53%
1.92%, 10/24/2031
(f)
340 344
United States Secured Overnight Financing
Rate + 1.37%
2.46%, 10/22/2025
(f)
310 330
3 Month USD LIBOR + 0.87%
2.50%, 02/13/2031
(f)
320 340
3 Month USD LIBOR + 0.99%
2.59%, 04/29/2031
(f)
250 268
United States Secured Overnight Financing
Rate + 2.15%
2.68%, 06/19/2041
(f)
1,070 1,115
United States Secured Overnight Financing
Rate + 1.93%
2.82%, 07/21/2023
(f)
500 519
3 Month USD LIBOR + 0.93%
2.83%, 10/24/2051
(f)
130 136
United States Secured Overnight Financing
Rate + 1.88%
3.00%, 12/20/2023
(f)
1,389 1,462
3 Month USD LIBOR + 0.79%
3.12%, 01/20/2023
(f)
500 514
3 Month USD LIBOR + 1.16%
3.19%, 07/23/2030
(f)
335 375
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 40 45
3.30%, 01/11/2023 330 350
3.42%, 12/20/2028
(f)
1,041 1,176
3 Month USD LIBOR + 1.04%
3.50%, 04/19/2026 795 901
3.59%, 07/21/2028
(f)
500 568
3 Month USD LIBOR + 1.37%
3.82%, 01/20/2028
(f)
400 459
3 Month USD LIBOR + 1.58%
3.86%, 07/23/2024
(f)
300 325
3 Month USD LIBOR + 0.94%
3.88%, 08/01/2025 30 34
3.95%, 04/21/2025 830 936
3.97%, 02/07/2030
(f)
1,000 1,178
3 Month USD LIBOR + 1.21%
4.13%, 01/22/2024 500 554
4.18%, 11/25/2027 560 650
4.20%, 08/26/2024 625 700
4.27%, 07/23/2029
(f)
360 429
3 Month USD LIBOR + 1.31%
4.33%, 03/15/2050
(f)
310 407
3 Month USD LIBOR + 1.52%
4.44%, 01/20/2048
(f)
30 40
3 Month USD LIBOR + 1.99%
5.00%, 01/21/2044 25 35
5.70%, 01/24/2022 580 613

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
5.88%, 02/07/2042 $ 228 $ 347
7.75%, 05/14/2038 250 426
Bank of America NA
6.00%, 10/15/2036 250 374
Bank of Montreal
0.45%, 12/08/2023 995 998
1.85%, 05/01/2025 150 157
2.55%, 11/06/2022 15 16
3.30%, 02/05/2024 400 434
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 150 150
1.60%, 04/24/2025 140 146
1.85%, 01/27/2023 790 815
1.95%, 08/23/2022 850 874
2.10%, 10/24/2024 775 823
Bank of Nova Scotia/The
0.55%, 09/15/2023 170 171
1.30%, 06/11/2025 160 164
2.00%, 11/15/2022 160 165
2.45%, 09/19/2022 30 31
2.70%, 03/07/2022 15 15
2.70%, 08/03/2026 170 187
3.40%, 02/11/2024 400 435
4.50%, 12/16/2025 500 583
Barclays PLC
1.01%, 12/10/2024
(f)
200 201
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.65%, 06/24/2031
(f)
320 333
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(f)
200 217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.68%, 01/10/2023 1,700 1,752
4.34%, 01/10/2028 1,030 1,183
4.38%, 01/12/2026 200 230
4.97%, 05/16/2029
(f)
210 252
3 Month USD LIBOR + 1.90%
BNP Paribas SA
4.25%, 10/15/2024 750 844
BPCE SA
4.00%, 04/15/2024 250 277
Canadian Imperial Bank of Commerce
0.50%, 12/14/2023 185 186
0.95%, 06/23/2023 70 71
2.61%, 07/22/2023
(f)
250 259
3 Month USD LIBOR + 0.79%
3.50%, 09/13/2023 500 543
Citibank NA
3.65%, 01/23/2024 500 547
Citigroup Inc
0.78%, 10/30/2024
(f)
255 257
United States Secured Overnight Financing
Rate + 0.69%
1.68%, 05/15/2024
(f)
160 165
United States Secured Overnight Financing
Rate + 1.67%
2.57%, 06/03/2031
(f)
320 341
United States Secured Overnight Financing
Rate + 2.11%
2.67%, 01/29/2031
(f)
315 338
United States Secured Overnight Financing
Rate + 1.15%
2.70%, 10/27/2022 900 936
2.75%, 04/25/2022 15 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
2.88%, 07/24/2023
(f)
$ 200 $ 208
3 Month USD LIBOR + 0.95%
2.98%, 11/05/2030
(f)
155 171
United States Secured Overnight Financing
Rate + 1.42%
3.20%, 10/21/2026 770 861
3.50%, 05/15/2023 600 643
3.67%, 07/24/2028
(f)
1,200 1,360
3 Month USD LIBOR + 1.39%
3.75%, 06/16/2024 500 553
3.89%, 01/10/2028
(f)
400 458
3 Month USD LIBOR + 1.56%
4.05%, 07/30/2022 200 211
4.07%, 04/23/2029
(f)
240 281
3 Month USD LIBOR + 1.19%
4.28%, 04/24/2048
(f)
330 432
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 525 611
4.40%, 06/10/2025 780 892
4.45%, 09/29/2027 20 24
4.50%, 01/14/2022 454 473
4.60%, 03/09/2026 60 70
4.65%, 07/30/2045 222 297
5.30%, 05/06/2044 25 35
5.50%, 09/13/2025 325 391
5.88%, 01/30/2042 328 498
6.63%, 06/15/2032 112 159
6.68%, 09/13/2043 30 49
8.13%, 07/15/2039 132 236
Cooperatieve Rabobank UA
3.88%, 02/08/2022 328 341
3.95%, 11/09/2022 300 318
5.25%, 05/24/2041 500 737
5.25%, 08/04/2045 250 357
5.75%, 12/01/2043 250 373
Credit Suisse AG/New York NY
3.63%, 09/09/2024 400 444
Credit Suisse Group AG
3.75%, 03/26/2025 750 833
4.88%, 05/15/2045 500 700
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(f)
200 205
United States Secured Overnight Financing
Rate + 1.87%
2.22%, 09/18/2024
(f)
170 175
United States Secured Overnight Financing
Rate + 2.16%
4.10%, 01/13/2026 500 557
5.00%, 02/14/2022 400 418
Discover Bank
2.45%, 09/12/2024 320 338
2.70%, 02/06/2030 250 265
Fifth Third Bancorp
2.38%, 01/28/2025 85 90
4.30%, 01/16/2024 30 33
Fifth Third Bank NA
1.80%, 01/30/2023 250 257
3.85%, 03/15/2026 700 793
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(f)
365 366
United States Secured Overnight Financing
Rate + 0.54%
1.09%, 12/09/2026
(f)
315 318
United States Secured Overnight Financing
Rate + 0.79%
2.60%, 02/07/2030 1,240 1,334
3.00%, 04/26/2022 25 25

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
3.63%, 02/20/2024 $ 1,000 $ 1,088
3.75%, 05/22/2025 30 34
3.81%, 04/23/2029
(f)
2,000 2,315
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 60 68
4.02%, 10/31/2038
(f)
750 915
3 Month USD LIBOR + 1.37%
4.22%, 05/01/2029
(f)
415 492
3 Month USD LIBOR + 1.30%
4.25%, 10/21/2025 1,280 1,468
4.41%, 04/23/2039
(f)
180 230
3 Month USD LIBOR + 1.43%
4.80%, 07/08/2044 25 35
5.15%, 05/22/2045 310 432
5.75%, 01/24/2022 228 241
6.75%, 10/01/2037 530 811
HSBC Holdings PLC
1.59%, 05/24/2027
(f)
400 407
United States Secured Overnight Financing
Rate + 1.29%
1.65%, 04/18/2026
(f)
250 256
United States Secured Overnight Financing
Rate + 1.54%
2.01%, 09/22/2028
(f)
335 343
United States Secured Overnight Financing
Rate + 1.73%
2.10%, 06/04/2026
(f)
320 332
United States Secured Overnight Financing
Rate + 1.93%
2.36%, 08/18/2031
(f)
200 207
United States Secured Overnight Financing
Rate + 1.95%
2.63%, 11/07/2025
(f)
230 245
3 Month USD LIBOR + 1.14%
2.85%, 06/04/2031
(f)
200 215
United States Secured Overnight Financing
Rate + 2.39%
3.60%, 05/25/2023 500 538
3.90%, 05/25/2026 395 451
3.95%, 05/18/2024
(f)
400 431
3 Month USD LIBOR + 0.99%
3.97%, 05/22/2030
(f)
400 462
3 Month USD LIBOR + 1.61%
4.04%, 03/13/2028
(f)
500 571
3 Month USD LIBOR + 1.55%
4.25%, 03/14/2024 500 552
4.29%, 09/12/2026
(f)
500 570
3 Month USD LIBOR + 1.35%
4.58%, 06/19/2029
(f)
365 432
3 Month USD LIBOR + 1.53%
4.95%, 03/31/2030 200 251
5.25%, 03/14/2044 300 418
6.10%, 01/14/2042 174 265
6.50%, 05/02/2036 420 608
Huntington Bancshares Inc/OH
2.30%, 01/14/2022 229 233
2.55%, 02/04/2030 110 118
Huntington National Bank/The
1.80%, 02/03/2023 250 257
3.55%, 10/06/2023 400 433
ING Groep NV
3.55%, 04/09/2024 400 437
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
0.65%, 09/16/2024
(f)
$ 920 $ 925
United States Secured Overnight Financing
Rate + 0.60%
1.05%, 11/19/2026
(f)
360 364
United States Secured Overnight Financing
Rate + 0.80%
1.51%, 06/01/2024
(f)
815 837
United States Secured Overnight Financing
Rate + 1.46%
1.76%, 11/19/2031
(f)
360 363
United States Secured Overnight Financing
Rate + 1.11%
2.00%, 03/13/2026
(f)
160 168
United States Secured Overnight Financing
Rate + 1.59%
2.08%, 04/22/2026
(f)
460 486
United States Secured Overnight Financing
Rate + 1.85%
2.18%, 06/01/2028
(f)
815 865
United States Secured Overnight Financing
Rate + 1.89%
2.30%, 10/15/2025
(f)
280 297
United States Secured Overnight Financing
Rate + 1.16%
2.52%, 04/22/2031
(f)
730 785
United States Secured Overnight Financing
Rate + 2.04%
2.53%, 11/19/2041
(f)
180 185
United States Secured Overnight Financing
Rate + 1.51%
2.74%, 10/15/2030
(f)
260 283
United States Secured Overnight Financing
Rate + 1.51%
2.78%, 04/25/2023
(f)
250 258
3 Month USD LIBOR + 0.94%
2.96%, 05/13/2031
(f)
725 795
United States Secured Overnight Financing
Rate + 2.52%
3.11%, 04/22/2041
(f)
730 816
United States Secured Overnight Financing
Rate + 2.46%
3.11%, 04/22/2051
(f)
730 813
United States Secured Overnight Financing
Rate + 2.44%
3.20%, 01/25/2023 600 635
3.21%, 04/01/2023
(f)
1,400 1,451
3 Month USD LIBOR + 0.70%
3.25%, 09/23/2022 320 337
3.30%, 04/01/2026 500 560
3.38%, 05/01/2023 400 427
3.51%, 01/23/2029
(f)
400 455
3 Month USD LIBOR + 0.95%
3.63%, 12/01/2027 25 28
3.80%, 07/23/2024
(f)
270 293
3 Month USD LIBOR + 0.89%
3.88%, 02/01/2024 20 22
3.88%, 09/10/2024 500 560
3.88%, 07/24/2038
(f)
500 609
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(f)
400 503
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(f)
270 317
3 Month USD LIBOR + 1.12%
4.03%, 07/24/2048
(f)
30 38
3 Month USD LIBOR + 1.46%
4.20%, 07/23/2029
(f)
300 359
3 Month USD LIBOR + 1.26%

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.25%, 10/01/2027 $ 10 $ 12
4.85%, 02/01/2044 20 29
4.95%, 06/01/2045 55 78
5.40%, 01/06/2042 102 152
5.60%, 07/15/2041 154 233
5.63%, 08/16/2043 375 565
6.40%, 05/15/2038 200 310
KeyBank NA/Cleveland OH
0.42%, 01/03/2024
(f)
250 250
United States Secured Overnight Financing
Rate + 0.34%
1.25%, 03/10/2023 250 255
KeyCorp
2.25%, 04/06/2027 410 437
2.55%, 10/01/2029 310 336
Korea Development Bank/The
0.80%, 04/27/2026 350 351
1.75%, 02/18/2025 500 521
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/2036
(d)
380 304
0.00%, 06/29/2037
(d)
200 158
0.25%, 10/19/2023 340 340
0.38%, 07/18/2025 1,630 1,626
2.00%, 05/02/2025 380 407
2.13%, 03/07/2022 500 512
2.13%, 06/15/2022 960 987
2.13%, 01/17/2023 1,800 1,871
2.38%, 12/29/2022 600 626
2.50%, 11/20/2024 300 325
2.63%, 01/25/2022 1,257 1,290
2.88%, 04/03/2028 275 317
Landwirtschaftliche Rentenbank
0.88%, 09/03/2030 330 325
2.00%, 01/13/2025 300 319
2.38%, 06/10/2025 1,200 1,303
Lloyds Banking Group PLC
3.57%, 11/07/2028
(f)
630 711
3 Month USD LIBOR + 1.21%
3.75%, 01/11/2027 515 584
4.05%, 08/16/2023 400 437
4.45%, 05/08/2025 400 459
4.65%, 03/24/2026 500 575
5.30%, 12/01/2045 200 276
Mitsubishi UFJ Financial Group Inc
1.41%, 07/17/2025 200 205
2.05%, 07/17/2030 250 261
2.19%, 02/25/2025 200 211
2.56%, 02/25/2030 200 216
2.62%, 07/18/2022 700 724
2.76%, 09/13/2026 400 440
2.80%, 07/18/2024 650 697
3.20%, 07/18/2029 700 789
3.75%, 07/18/2039 550 670
3.76%, 07/26/2023 300 325
3.85%, 03/01/2026 350 402
Mizuho Financial Group Inc
1.24%, 07/10/2024
(f)
200 203
3 Month USD LIBOR + 0.99%
2.20%, 07/10/2031
(f)
200 207
3 Month USD LIBOR + 1.51%
2.23%, 05/25/2026
(f)
200 210
3 Month USD LIBOR + 0.83%
2.72%, 07/16/2023
(f)
600 620
3 Month USD LIBOR + 0.84%
2.84%, 07/16/2025
(f)
1,000 1,064
3 Month USD LIBOR + 0.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc   (continued)
3.15%, 07/16/2030
(f)
$ 400 $ 444
3 Month USD LIBOR + 1.13%
Morgan Stanley
0.56%, 11/10/2023
(f)
360 361
United States Secured Overnight Financing
Rate + 0.47%
0.86%, 10/21/2025
(f)
95 96
United States Secured Overnight Financing
Rate + 0.75%
0.99%, 12/10/2026
(f)
280 282
United States Secured Overnight Financing
Rate + 0.72%
1.79%, 02/13/2032
(f)
1,360 1,370
United States Secured Overnight Financing
Rate + 1.03%
2.19%, 04/28/2026
(f)
475 502
United States Secured Overnight Financing
Rate + 1.99%
2.72%, 07/22/2025
(f)
250 267
United States Secured Overnight Financing
Rate + 1.15%
2.75%, 05/19/2022 300 310
3.13%, 01/23/2023 300 317
3.13%, 07/27/2026 1,330 1,487
3.59%, 07/22/2028
(f)
30 34
3 Month USD LIBOR + 1.34%
3.63%, 01/20/2027 30 34
3.70%, 10/23/2024 25 28
3.75%, 02/25/2023 1,230 1,319
3.77%, 01/24/2029
(f)
360 417
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 30 33
3.95%, 04/23/2027 50 58
3.97%, 07/22/2038
(f)
15 18
3 Month USD LIBOR + 1.46%
4.00%, 07/23/2025 30 34
4.10%, 05/22/2023 380 412
4.30%, 01/27/2045 50 67
4.35%, 09/08/2026 30 35
4.38%, 01/22/2047 30 41
4.88%, 11/01/2022 30 32
5.00%, 11/24/2025 525 628
5.60%, 03/24/2051
(f)
500 805
United States Secured Overnight Financing
Rate + 4.84%
6.38%, 07/24/2042 620 1,013
National Australia Bank Ltd/New York
1.88%, 12/13/2022 250 258
2.50%, 05/22/2022 570 587
Natwest Group PLC
3.88%, 09/12/2023 200 217
4.80%, 04/05/2026 500 590
4.89%, 05/18/2029
(f)
400 481
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(f)
1,000 1,229
3 Month USD LIBOR + 1.91%
Northern Trust Corp
3.95%, 10/30/2025 500 577
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 340 338
2.88%, 03/13/2023 1,000 1,057
PNC Bank NA
1.74%, 02/24/2023
(f)
250 254
3 Month USD LIBOR + 0.00%
2.70%, 10/22/2029 250 275
3.80%, 07/25/2023 400 434

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 $ 130 $ 138
2.55%, 01/22/2030 160 175
2.60%, 07/23/2026 140 154
3.45%, 04/23/2029 300 346
Regions Financial Corp
3.80%, 08/14/2023 1,000 1,085
Royal Bank of Canada
0.50%, 10/26/2023 170 171
1.95%, 01/17/2023 720 744
2.25%, 11/01/2024 310 330
2.55%, 07/16/2024 125 134
Santander Holdings USA Inc
4.50%, 07/17/2025 780 885
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
3.57%, 01/10/2023 520 536
Santander UK PLC
2.10%, 01/13/2023 475 491
State Street Corp
2.35%, 11/01/2025
(f)
365 390
United States Secured Overnight Financing
Rate + 0.94%
2.40%, 01/24/2030 160 175
2.65%, 05/19/2026 60 66
3.10%, 05/15/2023 325 346
3.55%, 08/18/2025 225 255
3.70%, 11/20/2023 10 11
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 300 307
2.13%, 07/08/2030 930 969
2.14%, 09/23/2030 170 171
2.35%, 01/15/2025 200 212
2.70%, 07/16/2024 420 448
2.75%, 01/15/2030 200 218
3.04%, 07/16/2029 200 222
3.36%, 07/12/2027 750 849
3.45%, 01/11/2027 140 158
3.78%, 03/09/2026 500 569
Toronto-Dominion Bank/The
0.45%, 09/11/2023 670 672
0.75%, 06/12/2023 330 333
1.15%, 06/12/2025 330 337
1.90%, 12/01/2022 115 119
Truist Bank
1.25%, 03/09/2023 250 255
1.50%, 03/10/2025 250 259
3.63%, 09/16/2025 250 282
3.80%, 10/30/2026 250 288
Truist Financial Corp
1.13%, 08/03/2027 465 468
1.20%, 08/05/2025
(e)
665 683
1.95%, 06/05/2030
(e)
665 690
2.50%, 08/01/2024 350 373
2.70%, 01/27/2022 30 31
US Bancorp
1.38%, 07/22/2030 415 416
2.40%, 07/30/2024 190 203
2.63%, 01/24/2022 55 56
2.95%, 07/15/2022 230 239
3.00%, 03/15/2022 158 163
3.00%, 07/30/2029 950 1,061
3.15%, 04/27/2027 25 28
US Bank NA/Cincinnati OH
2.05%, 01/21/2025 300 317
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co
1.65%, 06/02/2024
(f)
$ 820 $ 843
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
645 678
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
830 874
United States Secured Overnight Financing
Rate + 2.00%
2.39%, 06/02/2028
(f)
820 873
United States Secured Overnight Financing
Rate + 2.10%
2.41%, 10/30/2025
(f)
1,310 1,385
3 Month USD LIBOR + 0.83%
3.00%, 04/22/2026 500 550
3.00%, 10/23/2026 530 587
3.07%, 01/24/2023 35 36
3.07%, 04/30/2041
(f)
480 522
United States Secured Overnight Financing
Rate + 2.53%
3.45%, 02/13/2023 215 228
3.50%, 03/08/2022 180 187
3.58%, 05/22/2028
(f)
500 567
3 Month USD LIBOR + 1.31%
4.10%, 06/03/2026 600 688
4.40%, 06/14/2046 385 482
4.48%, 04/04/2031
(f)
245 299
3 Month USD LIBOR + 3.77%
4.65%, 11/04/2044 30 38
4.90%, 11/17/2045 520 693
5.01%, 04/04/2051
(f)
325 462
3 Month USD LIBOR + 4.24%
5.38%, 02/07/2035 500 684
5.38%, 11/02/2043 20 28
5.61%, 01/15/2044 45 64
5.95%, 12/01/2086 200 268
Wells Fargo Bank NA
5.95%, 08/26/2036 750 1,070
6.60%, 01/15/2038 250 381
Westpac Banking Corp
2.00%, 01/13/2023 1,155 1,196
2.35%, 02/19/2025 155 166
2.65%, 01/16/2030 155 174
2.80%, 01/11/2022 500 513
2.89%, 02/04/2030
(f)
160 168
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
2.96%, 11/16/2040 80 85
4.11%, 07/24/2034
(f)
165 188
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 165 211
$ 159,329
Beverages - 0.74%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 825 933
4.70%, 02/01/2036 1,030 1,308
4.90%, 02/01/2046 890 1,157
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 25 31
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 295 342
3.75%, 07/15/2042 100 114
4.35%, 06/01/2040 295 362
4.50%, 06/01/2050 720 909
4.75%, 01/23/2029 560 692
4.90%, 01/23/2031 750 955

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
(continued)
5.45%, 01/23/2039 $ 500 $ 679
5.80%, 01/23/2059 595 916
8.20%, 01/15/2039 51 88
Coca-Cola Co/The
1.00%, 03/15/2028 340 342
1.38%, 03/15/2031 340 340
1.45%, 06/01/2027 260 269
1.65%, 06/01/2030 260 267
1.75%, 09/06/2024 190 199
2.13%, 09/06/2029 165 177
2.50%, 06/01/2040 260 277
2.50%, 03/15/2051 170 175
2.60%, 06/01/2050 260 274
2.95%, 03/25/2025 325 358
3.38%, 03/25/2027 160 183
Constellation Brands Inc
3.15%, 08/01/2029 630 702
3.20%, 02/15/2023 450 476
Diageo Capital PLC
2.13%, 10/24/2024 200 211
2.13%, 04/29/2032 200 211
2.38%, 10/24/2029 200 215
2.63%, 04/29/2023 10 10
5.88%, 09/30/2036 139 200
Diageo Investment Corp
2.88%, 05/11/2022 200 207
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 178
Keurig Dr Pepper Inc
3.13%, 12/15/2023 500 538
4.06%, 05/25/2023 425 462
4.99%, 05/25/2038 600 803
Molson Coors Beverage Co
3.00%, 07/15/2026 530 578
5.00%, 05/01/2042 50 63
PepsiCo Inc
0.40%, 10/07/2023 125 126
0.75%, 05/01/2023 95 96
1.40%, 02/25/2031 165 166
1.63%, 05/01/2030 95 97
2.38%, 10/06/2026 670 730
2.63%, 07/29/2029 170 188
2.75%, 03/05/2022 593 610
2.85%, 02/24/2026 500 554
2.88%, 10/15/2049 160 179
3.10%, 07/17/2022 15 16
3.38%, 07/29/2049 705 855
3.60%, 08/13/2042 350 428
$ 20,246
Biotechnology - 0.32%
Amgen Inc
1.90%, 02/21/2025 160 168
2.20%, 02/21/2027 1,090 1,169
2.45%, 02/21/2030 160 171
2.60%, 08/19/2026 500 546
2.65%, 05/11/2022 40 41
3.15%, 02/21/2040 860 947
3.38%, 02/21/2050 160 179
4.40%, 05/01/2045 40 51
4.66%, 06/15/2051 300 409
Baxalta Inc
4.00%, 06/23/2025 50 56
5.25%, 06/23/2045 130 178
Biogen Inc
2.25%, 05/01/2030 115 120
5.20%, 09/15/2045 540 733
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc
1.65%, 10/01/2030 $ 165 $ 166
2.60%, 10/01/2040 85 86
2.80%, 10/01/2050 165 164
2.95%, 03/01/2027 530 582
3.25%, 09/01/2022 60 63
4.00%, 09/01/2036 300 362
4.15%, 03/01/2047 70 86
4.60%, 09/01/2035 500 646
4.75%, 03/01/2046 195 258
4.80%, 04/01/2044 500 660
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 165 163
Royalty Pharma PLC
0.75%, 09/02/2023
(g)
160 161
1.75%, 09/02/2027
(g)
310 319
2.20%, 09/02/2030
(g)
160 164
3.30%, 09/02/2040
(g)
160 168
$ 8,816
Building Materials - 0.09%
Carrier Global Corp
1.92%, 02/15/2023 160 165
2.24%, 02/15/2025 160 169
2.49%, 02/15/2027 160 173
2.72%, 02/15/2030 320 342
3.38%, 04/05/2040 160 176
3.58%, 04/05/2050 160 179
Martin Marietta Materials Inc
2.50%, 03/15/2030 160 171
Masco Corp
4.45%, 04/01/2025 300 344
Owens Corning
4.40%, 01/30/2048 300 361
Vulcan Materials Co
3.50%, 06/01/2030 295 339
$ 2,419
Chemicals - 0.38%
Air Products and Chemicals Inc
1.85%, 05/15/2027 80 85
2.80%, 05/15/2050 155 170
Albemarle Corp
5.45%, 12/01/2044 150 180
Dow Chemical Co/The
2.10%, 11/15/2030 165 169
3.50%, 10/01/2024 5 5
3.60%, 11/15/2050 165 185
3.63%, 05/15/2026 300 338
4.38%, 11/15/2042 230 282
4.80%, 05/15/2049 300 405
5.25%, 11/15/2041 280 370
9.40%, 05/15/2039 51 92
DuPont de Nemours Inc
4.73%, 11/15/2028 500 616
5.32%, 11/15/2038 500 677
5.42%, 11/15/2048 245 356
Eastman Chemical Co
4.80%, 09/01/2042 100 128
Ecolab Inc
1.30%, 01/30/2031 85 84
2.13%, 08/15/2050 85 82
4.80%, 03/24/2030 160 204
5.50%, 12/08/2041 307 442
Linde Inc/CT
1.10%, 08/10/2030 165 163
2.20%, 08/15/2022 300 308
LYB International Finance II BV
3.50%, 03/02/2027 735 820

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
LYB International Finance III LLC
1.25%, 10/01/2025 $ 85 $ 87
2.25%, 10/01/2030 165 170
3.63%, 04/01/2051 165 180
4.20%, 10/15/2049 125 146
LyondellBasell Industries NV
4.63%, 02/26/2055 20 24
5.75%, 04/15/2024 130 150
Mosaic Co/The
4.25%, 11/15/2023 496 541
Nutrien Ltd
1.90%, 05/13/2023 95 98
4.20%, 04/01/2029 600 717
4.90%, 06/01/2043 200 256
6.13%, 01/15/2041 250 359
Sherwin-Williams Co/The
2.30%, 05/15/2030 160 167
2.95%, 08/15/2029 450 495
3.30%, 05/15/2050 160 177
3.80%, 08/15/2049 175 211
Westlake Chemical Corp
3.60%, 08/15/2026 350 393
$ 10,332
Commercial Mortgage Backed Securities - 1.59%
BANK 2018-BNK10
3.69%, 02/15/2061 1,850 2,134
CFCRE Commercial Mortgage Trust 2016-C4
3.28%, 05/10/2058 1,300 1,412
Citigroup Commercial Mortgage Trust
2016-GC36
3.62%, 02/10/2049 1,000 1,124
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046
(h)
500 533
COMM 2015-DC1 Mortgage Trust
3.35%, 02/10/2048 1,000 1,096
COMM 2015-LC19 Mortgage Trust
3.18%, 02/10/2048 1,000 1,092
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049 1,000 1,132
CSAIL 2016-C7 Commercial Mortgage Trust
3.31%, 11/15/2049 1,000 1,062
Fannie Mae-Aces
2.42%, 10/25/2026
(h)
1,000 1,088
2.53%, 09/25/2024 939 995
2.71%, 06/25/2025
(h)
2,000 2,179
2.80%, 02/25/2027
(h)
1,100 1,222
2.96%, 02/25/2027
(h)
1,000 1,117
2.98%, 12/25/2027
(h)
1,000 1,119
3.37%, 07/25/2028
(h)
2,025 2,351
Freddie Mac Multifamily Structured Pass
Through Certificates
2.67%, 03/25/2026 1,050 1,152
2.87%, 12/25/2021 480 489
3.06%, 07/25/2023
(h)
750 797
3.06%, 12/25/2024 500 550
3.31%, 05/25/2023
(h)
810 865
3.32%, 02/25/2023
(h)
1,000 1,057
3.41%, 12/25/2026 1,500 1,720
3.53%, 10/25/2023
(h)
1,050 1,134
GS Mortgage Securities Trust 2012-GC6
3.48%, 01/10/2045 273 277
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045 489 504
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047 454 472
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 1,000 1,113
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2017-GS5
3.47%, 03/10/2050 $ 2,250 $ 2,455
GS Mortgage Securities Trust 2018-GS9
3.99%, 03/10/2051
(h)
1,500 1,757
JPMBB Commercial Mortgage Securities Trust
2014-C22
3.80%, 09/15/2047 1,000 1,098
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C24
3.48%, 05/15/2048 1,000 1,085
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/2050 2,500 2,788
SG Commercial Mortgage Securities Trust
2016-C5
3.06%, 10/10/2048 1,000 1,079
UBS-Barclays Commercial Mortgage Trust
2013-C6
3.24%, 04/10/2046 500 525
Wells Fargo Commercial Mortgage Trust
2012-LC5
2.92%, 10/15/2045 441 454
Wells Fargo Commercial Mortgage Trust
2015-C28
3.29%, 05/15/2048 1,631 1,759
WFRBS Commercial Mortgage Trust 2013-C14
2.98%, 06/15/2046 562 574
$ 43,360
Commercial Services - 0.22%
Automatic Data Processing Inc
3.38%, 09/15/2025 500 561
California Institute of Technology
4.32%, 08/01/2045 80 109
Global Payments Inc
2.65%, 02/15/2025 170 182
3.20%, 08/15/2029 170 188
4.15%, 08/15/2049 85 105
Leland Stanford Junior University/The
3.65%, 05/01/2048 287 364
Massachusetts Institute of Technology
3.89%, 07/01/2116 250 317
4.68%, 07/01/2114 250 381
Moody's Corp
2.55%, 08/18/2060 165 155
PayPal Holdings Inc
1.35%, 06/01/2023 160 164
1.65%, 06/01/2025 160 167
2.20%, 09/26/2022 160 165
2.30%, 06/01/2030 160 171
2.40%, 10/01/2024 160 171
2.85%, 10/01/2029 160 178
President and Fellows of Harvard College
3.15%, 07/15/2046 350 414
S&P Global Inc
1.25%, 08/15/2030 165 163
2.50%, 12/01/2029 120 131
3.25%, 12/01/2049 120 140
University of Southern California
2.81%, 10/01/2050 645 699
5.25%, 10/01/2111 30 48
Verisk Analytics Inc
4.00%, 06/15/2025 500 566
William Marsh Rice University
3.57%, 05/15/2045 500 608
$ 6,147

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers - 0.71%
Apple Inc
0.55%, 08/20/2025 $ 525 $ 527
0.75%, 05/11/2023 435 440
1.13%, 05/11/2025 550 566
1.25%, 08/20/2030 525 525
1.65%, 05/11/2030 160 165
1.70%, 09/11/2022 195 200
2.15%, 02/09/2022 50 51
2.20%, 09/11/2029 165 178
2.40%, 01/13/2023 300 313
2.40%, 05/03/2023 330 346
2.40%, 08/20/2050 525 537
2.50%, 02/09/2022 530 542
2.55%, 08/20/2060 260 267
2.65%, 05/11/2050 160 170
2.85%, 02/23/2023 30 32
2.90%, 09/12/2027 655 733
2.95%, 09/11/2049 165 185
3.20%, 05/13/2025 445 496
3.20%, 05/11/2027 320 361
3.35%, 02/09/2027 535 610
3.45%, 02/09/2045 30 36
3.75%, 09/12/2047 115 144
3.75%, 11/13/2047 150 189
3.85%, 05/04/2043 300 379
4.65%, 02/23/2046 1,235 1,756
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(g)
250 277
6.02%, 06/15/2026
(g)
1,000 1,220
8.10%, 07/15/2036
(g)
255 377
8.35%, 07/15/2046
(g)
335 507
DXC Technology Co
4.75%, 04/15/2027 505 578
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 465 478
2.25%, 04/01/2023 165 171
4.45%, 10/02/2023 150 165
4.90%, 10/15/2025 300 351
6.20%, 10/15/2035 80 103
6.35%, 10/15/2045 195 257
HP Inc
2.20%, 06/17/2025 240 254
3.00%, 06/17/2027 240 265
6.00%, 09/15/2041 154 201
International Business Machines Corp
2.85%, 05/13/2022 400 414
3.30%, 05/15/2026 1,050 1,186
3.38%, 08/01/2023 335 362
3.50%, 05/15/2029 470 544
4.00%, 06/20/2042 35 43
4.15%, 05/15/2039 230 291
4.25%, 05/15/2049 340 447
4.70%, 02/19/2046 185 257
5.60%, 11/30/2039 92 136
5.88%, 11/29/2032 200 289
6.22%, 08/01/2027 351 460
NetApp Inc
2.38%, 06/22/2027 160 171
$ 19,552
Consumer Products - 0.06%
Church & Dwight Co Inc
3.15%, 08/01/2027 300 333
3.95%, 08/01/2047 300 375
Clorox Co/The
1.80%, 05/15/2030 160 165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Kimberly-Clark Corp
2.40%, 03/01/2022 $ 257 $ 263
2.75%, 02/15/2026 400 443
2.88%, 02/07/2050 160 180
$ 1,759
Cosmetics & Personal Care - 0.14%
Estee Lauder Cos Inc/The
2.00%, 12/01/2024 240 254
2.38%, 12/01/2029 240 259
Procter & Gamble Co/The
0.55%, 10/29/2025 240 242
1.20%, 10/29/2030 340 341
2.30%, 02/06/2022 441 451
2.80%, 03/25/2027 660 735
3.10%, 08/15/2023 30 32
3.55%, 03/25/2040 160 199
Unilever Capital Corp
1.38%, 09/14/2030 170 171
2.13%, 09/06/2029 115 123
2.20%, 05/05/2022 100 102
2.60%, 05/05/2024 510 544
5.90%, 11/15/2032 230 339
$ 3,792
Credit Card Asset Backed Securities - 0.13%
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025 1,500 1,540
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023 1,000 1,017
2.88%, 01/23/2023 500 501
Synchrony Credit Card Master Note Trust
2.97%, 03/15/2024 500 503
$ 3,561
Distribution & Wholesale - 0.01%
WW Grainger Inc
4.60%, 06/15/2045 250 335
Diversified Financial Services - 0.86%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.88%, 08/14/2024 1,035 1,076
3.88%, 01/23/2028 300 323
Air Lease Corp
2.25%, 01/15/2023 130 134
2.30%, 02/01/2025 265 274
2.88%, 01/15/2026 385 407
3.25%, 03/01/2025 500 535
3.25%, 10/01/2029 95 100
Ally Financial Inc
1.45%, 10/02/2023 185 189
8.00%, 11/01/2031 540 793
American Express Co
2.65%, 12/02/2022 400 418
4.05%, 12/03/2042 25 32
American Express Credit Corp
3.30%, 05/03/2027 30 34
Ameriprise Financial Inc
4.00%, 10/15/2023 225 248
BlackRock Inc
2.40%, 04/30/2030 125 137
3.38%, 06/01/2022 200 209
3.50%, 03/18/2024 500 549
Brookfield Finance Inc
3.50%, 03/30/2051 165 176
3.90%, 01/25/2028 400 459
Brookfield Finance LLC
3.45%, 04/15/2050 160 170
Capital One Bank USA NA
3.38%, 02/15/2023 340 359

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Capital One Financial Corp
3.20%, 02/05/2025 $ 415 $ 453
3.50%, 06/15/2023 114 122
3.75%, 04/24/2024 5 6
3.75%, 07/28/2026 1,000 1,134
4.20%, 10/29/2025 30 34
Charles Schwab Corp/The
0.90%, 03/11/2026 315 319
1.65%, 03/11/2031 315 318
3.45%, 02/13/2026 250 283
CME Group Inc
3.00%, 09/15/2022 25 26
3.00%, 03/15/2025 530 581
5.30%, 09/15/2043 200 299
Credit Suisse USA Inc
7.13%, 07/15/2032 300 466
Discover Financial Services
4.10%, 02/09/2027 500 576
GE Capital Funding LLC
3.45%, 05/15/2025
(g)
200 221
4.05%, 05/15/2027
(g)
200 229
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,000 2,387
Intercontinental Exchange Inc
0.70%, 06/15/2023 165 166
1.85%, 09/15/2032 125 126
2.10%, 06/15/2030 160 167
2.65%, 09/15/2040 165 169
3.00%, 09/15/2060 165 172
3.75%, 12/01/2025 50 57
4.00%, 10/15/2023 550 604
4.25%, 09/21/2048 150 191
Jefferies Group LLC
6.50%, 01/20/2043 200 275
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
4.15%, 01/23/2030 400 466
Mastercard Inc
2.00%, 03/03/2025 210 223
2.95%, 11/21/2026 500 559
3.35%, 03/26/2030 80 93
3.85%, 03/26/2050 560 723
Nasdaq Inc
2.50%, 12/21/2040 185 183
4.25%, 06/01/2024 350 388
Nomura Holdings Inc
1.85%, 07/16/2025 330 343
2.68%, 07/16/2030 330 349
ORIX Corp
3.70%, 07/18/2027 300 342
Synchrony Financial
4.25%, 08/15/2024 800 884
4.50%, 07/23/2025 20 23
Visa Inc
1.10%, 02/15/2031 165 163
1.90%, 04/15/2027 475 506
2.00%, 08/15/2050 165 158
2.05%, 04/15/2030 155 166
2.70%, 04/15/2040 155 169
2.80%, 12/14/2022 20 21
3.15%, 12/14/2025 600 673
3.65%, 09/15/2047 85 107
4.15%, 12/14/2035 215 279
4.30%, 12/14/2045 375 514
Western Union Co/The
6.20%, 11/17/2036 200 254
$ 23,589
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 1.97%
AEP Texas Inc
2.10%, 07/01/2030 $ 165 $ 172
3.45%, 01/15/2050 55 62
AEP Transmission Co LLC
4.00%, 12/01/2046 600 747
AES Corp/The
2.45%, 01/15/2031
(g)
180 182
Alabama Power Co
1.45%, 09/15/2030 160 161
4.30%, 01/02/2046 400 528
Ameren Illinois Co
1.55%, 11/15/2030 180 181
2.70%, 09/01/2022 300 310
3.25%, 03/15/2050 80 93
American Electric Power Co Inc
1.00%, 11/01/2025 45 46
2.30%, 03/01/2030 160 167
Appalachian Power Co
3.30%, 06/01/2027 400 447
7.00%, 04/01/2038 120 184
Arizona Public Service Co
2.60%, 08/15/2029 270 294
2.65%, 09/15/2050 170 176
4.50%, 04/01/2042 77 99
Berkshire Hathaway Energy Co
1.65%, 05/15/2031
(g)
135 135
2.85%, 05/15/2051
(g)
180 185
3.80%, 07/15/2048 300 359
4.50%, 02/01/2045 550 696
5.15%, 11/15/2043 15 21
6.13%, 04/01/2036 156 231
CenterPoint Energy Houston Electric LLC
4.25%, 02/01/2049 300 398
CenterPoint Energy Inc
2.50%, 09/01/2024 90 96
2.95%, 03/01/2030 125 136
3.70%, 09/01/2049 90 103
CMS Energy Corp
3.45%, 08/15/2027 350 395
3.75%, 12/01/2050
(f)
180 184
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 160 175
4.00%, 03/01/2049 300 384
Connecticut Light and Power Co/The
0.75%, 12/01/2025 180 182
3.20%, 03/15/2027 165 185
4.00%, 04/01/2048 500 647
Consolidated Edison Co of New York Inc
3.00%, 12/01/2060 180 183
3.13%, 11/15/2027 300 335
3.70%, 11/15/2059 80 93
3.88%, 06/15/2047 650 769
4.13%, 05/15/2049 300 371
4.20%, 03/15/2042 128 155
4.30%, 12/01/2056 230 293
5.85%, 03/15/2036 51 71
6.75%, 04/01/2038 125 191
Consumers Energy Co
2.50%, 05/01/2060 160 161
3.10%, 08/15/2050 245 283
Delmarva Power & Light Co
4.15%, 05/15/2045 350 437
Dominion Energy Inc
3.38%, 04/01/2030 155 177
4.70%, 12/01/2044 300 393
4.90%, 08/01/2041 77 101

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc   (continued)
5.95%, 06/15/2035 $ 400 $ 561
Dominion Energy South Carolina Inc
5.45%, 02/01/2041 77 111
DTE Electric Co
2.25%, 03/01/2030 160 172
2.63%, 03/01/2031 155 172
3.95%, 03/01/2049 500 649
DTE Energy Co
0.55%, 11/01/2022 165 166
1.05%, 06/01/2025 85 86
2.25%, 11/01/2022 155 160
Duke Energy Carolinas LLC
2.45%, 08/15/2029 225 242
2.50%, 03/15/2023 279 291
3.20%, 08/15/2049 450 512
4.00%, 09/30/2042 100 124
5.30%, 02/15/2040 512 729
Duke Energy Corp
0.90%, 09/15/2025 170 170
3.15%, 08/15/2027 15 17
3.75%, 09/01/2046 600 698
Duke Energy Florida LLC
1.75%, 06/15/2030 160 164
2.50%, 12/01/2029 330 360
3.40%, 10/01/2046 300 343
5.65%, 04/01/2040 25 36
6.40%, 06/15/2038 66 102
Duke Energy Indiana LLC
2.75%, 04/01/2050 160 166
6.12%, 10/15/2035 77 109
6.45%, 04/01/2039 300 466
Duke Energy Ohio Inc
2.13%, 06/01/2030 160 168
Duke Energy Progress LLC
2.50%, 08/15/2050 165 166
4.15%, 12/01/2044 300 381
Emera US Finance LP
3.55%, 06/15/2026 25 28
4.75%, 06/15/2046 25 32
Entergy Arkansas LLC
2.65%, 06/15/2051 170 174
Entergy Corp
0.90%, 09/15/2025 580 580
Entergy Louisiana LLC
2.90%, 03/15/2051 90 96
Entergy Texas Inc
1.75%, 03/15/2031 165 165
4.00%, 03/30/2029 300 350
4.50%, 03/30/2039 300 379
Evergy Inc
2.45%, 09/15/2024 165 175
Evergy Kansas Central Inc
4.25%, 12/01/2045 500 654
Evergy Metro Inc
2.25%, 06/01/2030 160 170
Eversource Energy
0.80%, 08/15/2025 165 165
1.65%, 08/15/2030 165 164
Exelon Corp
3.95%, 06/15/2025 25 28
4.45%, 04/15/2046 20 25
5.63%, 06/15/2035 300 406
Exelon Generation Co LLC
4.25%, 06/15/2022 500 522
5.60%, 06/15/2042 500 570
6.25%, 10/01/2039 349 421
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Florida Power & Light Co
3.15%, 10/01/2049 $ 90 $ 104
3.70%, 12/01/2047 200 248
5.69%, 03/01/2040 48 71
Georgia Power Co
2.20%, 09/15/2024 165 174
4.30%, 03/15/2042 228 290
Gulf Power Co
3.30%, 05/30/2027 400 451
Hydro-Quebec
8.05%, 07/07/2024 102 127
Iberdrola International BV
6.75%, 07/15/2036 128 196
Interstate Power and Light Co
2.30%, 06/01/2030 40 42
4.10%, 09/26/2028 300 357
Kentucky Utilities Co
3.30%, 06/01/2050 155 176
5.13%, 11/01/2040 250 345
MidAmerican Energy Co
3.15%, 04/15/2050 165 190
3.65%, 04/15/2029 300 356
4.25%, 07/15/2049 300 403
Mississippi Power Co
4.25%, 03/15/2042 100 121
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 300 308
2.40%, 03/15/2030 105 114
3.05%, 02/15/2022 102 104
3.05%, 04/25/2027 300 334
3.25%, 11/01/2025 500 557
Nevada Power Co
2.40%, 05/01/2030 200 215
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 650 681
2.75%, 11/01/2029 115 125
5.65%, 05/01/2079
(f)
500 589
3 Month USD LIBOR + 3.16%
Northern States Power Co/MN
2.60%, 06/01/2051 160 169
2.90%, 03/01/2050 80 90
3.40%, 08/15/2042 100 116
5.35%, 11/01/2039 82 118
NorthWestern Corp
4.18%, 11/15/2044 300 362
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025
(g)
165 165
2.75%, 06/01/2024 300 322
3.10%, 09/15/2049 430 490
5.25%, 09/30/2040 51 73
Pacific Gas and Electric Co
2.10%, 08/01/2027 1,160 1,180
2.50%, 02/01/2031 320 321
3.30%, 08/01/2040 160 160
3.50%, 08/01/2050 1,160 1,153
PacifiCorp
2.70%, 09/15/2030 1,000 1,099
6.25%, 10/15/2037 92 137
PECO Energy Co
2.38%, 09/15/2022 100 103
2.80%, 06/15/2050 425 452
3.90%, 03/01/2048 200 252
PPL Capital Funding Inc
4.70%, 06/01/2043 100 125
PPL Electric Utilities Corp
3.00%, 10/01/2049 80 87
3.95%, 06/01/2047 300 374

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Progress Energy Inc
3.15%, 04/01/2022 $ 128 $ 131
7.75%, 03/01/2031 136 203
Public Service Co of Colorado
2.25%, 09/15/2022 500 512
2.70%, 01/15/2051 495 530
3.70%, 06/15/2028 300 350
Public Service Electric and Gas Co
2.05%, 08/01/2050 165 155
2.45%, 01/15/2030 160 174
3.00%, 05/15/2027 400 445
3.15%, 01/01/2050 160 182
3.25%, 09/01/2023 400 428
3.65%, 09/01/2042 200 234
Public Service Enterprise Group Inc
0.80%, 08/15/2025 330 330
Puget Sound Energy Inc
3.25%, 09/15/2049 60 67
5.80%, 03/15/2040 351 499
San Diego Gas & Electric Co
1.70%, 10/01/2030 170 172
3.32%, 04/15/2050 155 176
Sempra Energy
2.90%, 02/01/2023 300 315
3.40%, 02/01/2028 300 342
3.80%, 02/01/2038 300 347
4.00%, 02/01/2048 400 477
6.00%, 10/15/2039 112 161
Southern California Edison Co
2.25%, 06/01/2030 160 167
2.85%, 08/01/2029 125 136
3.65%, 02/01/2050 315 358
4.00%, 04/01/2047 585 687
5.50%, 03/15/2040 102 136
5.95%, 02/01/2038 617 838
Southern Co/The
3.25%, 07/01/2026 570 639
4.00%, 01/15/2051
(f)
170 180
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.50%, 03/15/2057
(f)
400 416
3 Month USD LIBOR + 3.63%
Southern Power Co
5.25%, 07/15/2043 200 246
Southwestern Electric Power Co
3.85%, 02/01/2048 300 353
4.10%, 09/15/2028 400 470
6.20%, 03/15/2040 51 75
Tampa Electric Co
4.35%, 05/15/2044 200 253
Tucson Electric Power Co
1.50%, 08/01/2030 455 451
Union Electric Co
2.63%, 03/15/2051 165 172
3.50%, 04/15/2024 500 542
Virginia Electric and Power Co
2.45%, 12/15/2050 90 91
2.75%, 03/15/2023 500 523
2.88%, 07/15/2029 90 101
3.15%, 01/15/2026 30 33
4.20%, 05/15/2045 600 769
4.65%, 08/15/2043 250 338
6.00%, 05/15/2037 77 113
8.88%, 11/15/2038 10 19
WEC Energy Group Inc
0.55%, 09/15/2023 170 171
1.38%, 10/15/2027 165 167
3.55%, 06/15/2025 92 103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Wisconsin Electric Power Co
2.05%, 12/15/2024 $ 65 $ 69
Xcel Energy Inc
0.50%, 10/15/2023 85 85
2.60%, 12/01/2029 115 124
$ 53,880
Electrical Components & Equipment - 0.01%
Emerson Electric Co
0.88%, 10/15/2026 250 252
Electronics - 0.15%
Agilent Technologies Inc
2.10%, 06/04/2030 160 166
Allegion US Holding Co Inc
3.55%, 10/01/2027 500 547
Arrow Electronics Inc
4.50%, 03/01/2023 200 214
Fortive Corp
3.15%, 06/15/2026 535 595
Honeywell International Inc
1.35%, 06/01/2025 75 78
1.95%, 06/01/2030 310 328
2.15%, 08/08/2022 115 118
2.30%, 08/15/2024 365 389
2.50%, 11/01/2026 50 55
2.70%, 08/15/2029 85 95
2.80%, 06/01/2050 160 175
3.81%, 11/21/2047 77 99
Roper Technologies Inc
1.00%, 09/15/2025 85 86
1.40%, 09/15/2027 165 167
2.35%, 09/15/2024 110 117
2.95%, 09/15/2029 95 104
3.13%, 11/15/2022 750 784
Tyco Electronics Group SA
7.13%, 10/01/2037 14 21
$ 4,138
Environmental Control - 0.08%
Republic Services Inc
1.75%, 02/15/2032 90 90
2.30%, 03/01/2030 340 359
2.50%, 08/15/2024 215 230
2.90%, 07/01/2026 500 553
Waste Management Inc
0.75%, 11/15/2025 90 90
2.50%, 11/15/2050 180 182
3.90%, 03/01/2035 200 245
4.10%, 03/01/2045 210 263
4.15%, 07/15/2049 115 153
$ 2,165
Finance - Mortgage Loan/Banker - 1.26%
Fannie Mae
0.25%, 11/27/2023 980 981
0.50%, 06/17/2025 370 372
0.50%, 11/07/2025 360 361
0.75%, 10/08/2027 500 502
0.88%, 08/05/2030 1,350 1,325
1.38%, 09/06/2022 300 306
2.00%, 01/05/2022 400 408
2.00%, 10/05/2022 500 516
2.13%, 04/24/2026 3,000 3,268
2.25%, 04/12/2022 250 257
2.38%, 01/19/2023 500 523
2.50%, 02/05/2024
(e)
500 536
2.63%, 01/11/2022 500 513
2.63%, 09/06/2024 750 816
5.63%, 07/15/2037 200 317
6.63%, 11/15/2030 602 911
7.13%, 01/15/2030 199 304

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Fannie Mae   (continued)
7.25%, 05/15/2030 $ 280 $ 434
Federal Home Loan Banks
0.13%, 10/21/2022 1,130 1,130
0.38%, 09/04/2025 170 170
2.13%, 06/09/2023 3,125 3,273
2.50%, 02/13/2024 1,000 1,072
3.25%, 11/16/2028
(e)
2,000 2,392
5.50%, 07/15/2036 700 1,081
Freddie Mac
0.13%, 10/16/2023 345 345
0.25%, 06/26/2023 3,125 3,132
0.25%, 08/24/2023 335 336
0.25%, 09/08/2023 505 506
0.25%, 11/06/2023 550 550
0.25%, 12/04/2023 370 370
0.38%, 09/23/2025 2,810 2,805
2.38%, 01/13/2022 1,757 1,798
2.75%, 06/19/2023 1,625 1,728
6.25%, 07/15/2032 231 357
6.75%, 03/15/2031 577 889
$ 34,584
Food - 0.32%
Campbell Soup Co
3.95%, 03/15/2025 350 394
4.15%, 03/15/2028 160 188
Conagra Brands Inc
1.38%, 11/01/2027 125 126
3.20%, 01/25/2023 295 310
4.85%, 11/01/2028 205 255
5.30%, 11/01/2038 120 160
5.40%, 11/01/2048 120 171
General Mills Inc
2.60%, 10/12/2022 500 519
3.70%, 10/17/2023 300 327
4.00%, 04/17/2025 300 339
Hershey Co/The
1.70%, 06/01/2030 160 165
3.38%, 08/15/2046 350 406
Kellogg Co
2.10%, 06/01/2030 160 168
2.65%, 12/01/2023 417 445
3.25%, 04/01/2026 500 562
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040
(e)
30 43
Kroger Co/The
3.40%, 04/15/2022 154 159
3.70%, 08/01/2027 300 345
3.95%, 01/15/2050 175 213
4.45%, 02/01/2047 55 69
5.15%, 08/01/2043 300 411
5.40%, 07/15/2040 25 34
Mondelez International Inc
0.63%, 07/01/2022 165 166
1.50%, 02/04/2031 105 104
2.13%, 04/13/2023 85 88
2.63%, 09/04/2050 625 635
Sysco Corp
2.40%, 02/15/2030 135 140
4.85%, 10/01/2045 250 317
5.38%, 09/21/2035 500 664
Tyson Foods Inc
4.55%, 06/02/2047 520 691
$ 8,614
Forest Products & Paper - 0.08%
Celulosa Arauco y Constitucion SA
4.50%, 08/01/2024 500 550
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper (continued)
Georgia-Pacific LLC
7.75%, 11/15/2029 $ 51 $ 75
8.00%, 01/15/2024 228 278
International Paper Co
4.40%, 08/15/2047 350 458
4.80%, 06/15/2044 300 404
7.30%, 11/15/2039 25 40
Suzano Austria GmbH
5.00%, 01/15/2030 300 341
$ 2,146
Gas - 0.11%
Atmos Energy Corp
1.50%, 01/15/2031 165 165
3.38%, 09/15/2049 165 192
4.13%, 10/15/2044 400 503
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 165 167
Eastern Energy Gas Holdings LLC
2.50%, 11/15/2024 155 166
4.80%, 11/01/2043 300 385
NiSource Inc
0.95%, 08/15/2025 330 332
3.49%, 05/15/2027 20 23
3.60%, 05/01/2030 150 173
5.95%, 06/15/2041 402 575
Southern California Gas Co
2.55%, 02/01/2030 160 173
Southern Co Gas Capital Corp
1.75%, 01/15/2031 165 166
Washington Gas Light Co
3.65%, 09/15/2049 95 114
$ 3,134
Hand & Machine Tools - 0.01%
Stanley Black & Decker Inc
2.30%, 03/15/2030 160 174
2.75%, 11/15/2050 175 183
$ 357
Healthcare - Products - 0.30%
Abbott Laboratories
1.15%, 01/30/2028 250 254
1.40%, 06/30/2030 330 335
2.55%, 03/15/2022 35 36
3.75%, 11/30/2026 266 312
4.75%, 11/30/2036 40 55
4.90%, 11/30/2046 500 741
5.30%, 05/27/2040 200 294
Baxter International Inc
1.73%, 04/01/2031
(g)
175 176
Boston Scientific Corp
1.90%, 06/01/2025 160 168
2.65%, 06/01/2030 160 171
3.45%, 03/01/2024 600 650
3.85%, 05/15/2025 270 305
4.70%, 03/01/2049 50 69
7.38%, 01/15/2040 51 81
Danaher Corp
2.60%, 10/01/2050 165 171
DH Europe Finance II Sarl
2.05%, 11/15/2022 155 160
2.60%, 11/15/2029 155 169
3.25%, 11/15/2039 155 176
Koninklijke Philips NV
5.00%, 03/15/2042 128 173
Medtronic Inc
4.38%, 03/15/2035 665 895

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Stryker Corp
3.50%, 03/15/2026 $ 500 $ 565
4.10%, 04/01/2043 200 246
4.63%, 03/15/2046 20 27
Thermo Fisher Scientific Inc
2.60%, 10/01/2029 160 175
2.95%, 09/19/2026 530 591
4.13%, 03/25/2025 160 182
Zimmer Biomet Holdings Inc
3.15%, 04/01/2022 500 514
3.55%, 04/01/2025 350 387
$ 8,078
Healthcare - Services - 0.59%
Aetna Inc
2.80%, 06/15/2023 35 37
3.50%, 11/15/2024 300 329
4.13%, 11/15/2042 100 119
6.63%, 06/15/2036 105 154
6.75%, 12/15/2037 112 170
Anthem Inc
2.88%, 09/15/2029 120 133
2.95%, 12/01/2022 300 314
3.13%, 05/15/2050 600 659
3.30%, 01/15/2023 325 344
3.65%, 12/01/2027 300 346
4.38%, 12/01/2047 300 387
4.63%, 05/15/2042 30 39
4.65%, 01/15/2043 115 151
Ascension Health
3.95%, 11/15/2046 500 645
Baylor Scott & White Holdings
3.97%, 11/15/2046 232 283
Children's Hospital Medical Center/Cincinnati
OH
4.27%, 05/15/2044 215 271
CommonSpirit Health
4.35%, 11/01/2042 200 234
Dignity Health
3.13%, 11/01/2022 500 519
HCA Inc
4.50%, 02/15/2027 800 931
5.25%, 06/15/2026 750 888
Humana Inc
3.13%, 08/15/2029 85 94
4.50%, 04/01/2025 160 184
4.95%, 10/01/2044 325 438
Kaiser Foundation Hospitals
3.27%, 11/01/2049 230 263
4.15%, 05/01/2047 470 612
Laboratory Corp of America Holdings
2.30%, 12/01/2024 310 329
2.95%, 12/01/2029 310 343
4.70%, 02/01/2045 115 151
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/2052 200 264
4.20%, 07/01/2055 250 334
Mount Sinai Hospitals Group Inc
3.98%, 07/01/2048 400 453
Partners Healthcare System Inc
3.19%, 07/01/2049 315 347
4.12%, 07/01/2055 300 389
Quest Diagnostics Inc
2.95%, 06/30/2030 155 171
UnitedHealth Group Inc
1.25%, 01/15/2026 160 165
2.00%, 05/15/2030 160 170
2.38%, 10/15/2022 500 520
2.38%, 08/15/2024 250 266
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc   (continued)
2.75%, 05/15/2040 $ 160 $ 174
2.88%, 03/15/2022 180 184
2.88%, 08/15/2029 175 199
2.90%, 05/15/2050 160 177
3.45%, 01/15/2027 540 618
3.50%, 08/15/2039 200 238
3.70%, 08/15/2049 350 439
4.25%, 06/15/2048 165 220
4.38%, 03/15/2042 750 988
4.45%, 12/15/2048 120 166
4.63%, 07/15/2035 30 40
6.50%, 06/15/2037 77 123
$ 16,012
Home Builders - 0.01%
DR Horton Inc
1.40%, 10/15/2027 165 166
Insurance - 0.84%
Aflac Inc
3.63%, 11/15/2024 230 256
Allied World Assurance Co Holdings Ltd
4.35%, 10/29/2025 500 543
Allstate Corp/The
0.75%, 12/15/2025 160 161
1.45%, 12/15/2030 160 160
3.28%, 12/15/2026 500 571
5.55%, 05/09/2035 200 293
American International Group Inc
3.75%, 07/10/2025 20 23
3.88%, 01/15/2035 750 900
4.20%, 04/01/2028 190 226
4.38%, 01/15/2055 30 39
4.70%, 07/10/2035 750 968
4.80%, 07/10/2045 50 66
4.88%, 06/01/2022 280 297
Aon Corp
2.20%, 11/15/2022 660 682
2.80%, 05/15/2030 160 175
Arch Capital Finance LLC
5.03%, 12/15/2046 250 341
Arch Capital Group US Inc
5.14%, 11/01/2043 375 505
Athene Holding Ltd
4.13%, 01/12/2028 500 557
AXA SA
8.60%, 12/15/2030 38 59
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 165 167
1.85%, 03/12/2030 80 84
2.85%, 10/15/2050 125 134
4.20%, 08/15/2048 285 376
4.25%, 01/15/2049 400 531
4.30%, 05/15/2043 300 397
5.75%, 01/15/2040 115 177
Berkshire Hathaway Inc
2.75%, 03/15/2023 30 32
3.13%, 03/15/2026 350 391
3.40%, 01/31/2022 205 212
4.50%, 02/11/2043 25 34
Chubb Corp/The
6.50%, 05/15/2038 10 16
Chubb INA Holdings Inc
1.38%, 09/15/2030 335 334
2.88%, 11/03/2022 500 521
3.35%, 05/03/2026 30 34
4.35%, 11/03/2045 25 34
6.70%, 05/15/2036 250 390

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
CNA Financial Corp
2.05%, 08/15/2030 $ 165 $ 168
Equitable Holdings Inc
4.35%, 04/20/2028 605 715
Hartford Financial Services Group Inc/The
3.60%, 08/19/2049 170 200
4.30%, 04/15/2043 250 315
Lincoln National Corp
4.00%, 09/01/2023 1,000 1,091
4.35%, 03/01/2048 55 69
7.00%, 06/15/2040 47 72
Loews Corp
2.63%, 05/15/2023 200 209
4.13%, 05/15/2043 200 236
Manulife Financial Corp
5.38%, 03/04/2046 250 366
Marsh & McLennan Cos Inc
3.88%, 03/15/2024 500 552
4.38%, 03/15/2029 50 61
4.90%, 03/15/2049 400 580
MetLife Inc
3.00%, 03/01/2025 300 330
3.60%, 04/10/2024 250 275
4.37%, 09/15/2023 235 260
4.60%, 05/13/2046 225 311
4.88%, 11/13/2043 20 28
5.70%, 06/15/2035 164 241
6.40%, 12/15/2066 288 373
3 Month USD LIBOR + 2.21%
Progressive Corp/The
3.20%, 03/26/2030 160 184
4.35%, 04/25/2044 200 263
Prudential Financial Inc
2.10%, 03/10/2030
(e)
160 168
3.50%, 05/15/2024 700 771
3.70%, 10/01/2050
(f)
165 175
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 630 764
3.91%, 12/07/2047 177 213
5.20%, 03/15/2044
(f)
350 372
3 Month USD LIBOR + 3.04%
5.70%, 12/14/2036 25 36
5.70%, 09/15/2048
(f)
150 173
3 Month USD LIBOR + 2.67%
Reinsurance Group of America Inc
4.70%, 09/15/2023 200 221
Travelers Cos Inc/The
4.00%, 05/30/2047 400 519
6.25%, 06/15/2037 12 18
6.75%, 06/20/2036 51 80
Trinity Acquisition PLC
4.40%, 03/15/2026 500 583
W R Berkley Corp
4.00%, 05/12/2050 85 104
Willis North America Inc
2.95%, 09/15/2029 55 60
3.60%, 05/15/2024 300 328
3.88%, 09/15/2049 165 201
XLIT Ltd
5.25%, 12/15/2043 400 565
$ 22,936
Internet - 0.36%
Alibaba Group Holding Ltd
3.40%, 12/06/2027 325 364
3.60%, 11/28/2024 300 330
4.40%, 12/06/2057 305 408
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Alphabet Inc
0.80%, 08/15/2027 $ 330 $ 330
1.10%, 08/15/2030 165 163
1.90%, 08/15/2040 165 162
2.00%, 08/15/2026 30 32
2.05%, 08/15/2050 165 157
2.25%, 08/15/2060 165 160
3.38%, 02/25/2024 530 580
Amazon.com Inc
1.20%, 06/03/2027 465 474
1.50%, 06/03/2030 465 473
2.40%, 02/22/2023 370 386
2.50%, 11/29/2022 130 135
2.50%, 06/03/2050 765 794
3.15%, 08/22/2027 490 558
3.80%, 12/05/2024 20 22
3.88%, 08/22/2037 340 424
4.05%, 08/22/2047 30 40
4.80%, 12/05/2034 30 41
4.95%, 12/05/2044 515 755
Baidu Inc
1.72%, 04/09/2026 200 203
2.38%, 10/09/2030 200 205
3.08%, 04/07/2025 200 213
3.50%, 11/28/2022 500 525
4.13%, 06/30/2025 500 560
eBay Inc
1.90%, 03/11/2025 160 168
2.60%, 07/15/2022 600 618
3.45%, 08/01/2024 30 33
3.80%, 03/09/2022 500 519
4.00%, 07/15/2042 100 114
$ 9,946
Iron & Steel - 0.07%
Nucor Corp
2.00%, 06/01/2025 155 164
4.00%, 08/01/2023 500 540
Steel Dynamics Inc
1.65%, 10/15/2027 85 88
2.40%, 06/15/2025 40 42
2.80%, 12/15/2024 80 86
Vale Overseas Ltd
6.25%, 08/10/2026 400 496
6.88%, 11/21/2036 317 465
8.25%, 01/17/2034 38 58
$ 1,939
Lodging - 0.03%
Las Vegas Sands Corp
3.20%, 08/08/2024 170 180
3.50%, 08/18/2026 85 91
3.90%, 08/08/2029 170 183
Sands China Ltd
4.60%, 08/08/2023 200 212
5.40%, 08/08/2028 200 234
$ 900
Machinery - Construction & Mining - 0.11%
ABB Finance USA Inc
2.88%, 05/08/2022 100 103
Caterpillar Financial Services Corp
0.45%, 09/14/2023 335 336
0.65%, 07/07/2023 165 166
0.80%, 11/13/2025 180 181
1.10%, 09/14/2027 335 339
1.90%, 09/06/2022 815 838
1.95%, 11/18/2022 265 273

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Construction & Mining (continued)
Caterpillar Inc
2.60%, 04/09/2030 $ 150 $ 165
3.25%, 09/19/2049 160 188
3.40%, 05/15/2024 30 33
3.80%, 08/15/2042 105 133
6.05%, 08/15/2036 132 198
$ 2,953
Machinery - Diversified - 0.12%
CNH Industrial Capital LLC
1.88%, 01/15/2026 165 173
Deere & Co
2.88%, 09/07/2049 165 183
3.10%, 04/15/2030 160 183
3.90%, 06/09/2042 30 38
5.38%, 10/16/2029 500 664
Dover Corp
5.38%, 03/01/2041 77 98
John Deere Capital Corp
0.40%, 10/10/2023 165 166
0.70%, 07/05/2023 160 162
1.20%, 04/06/2023 120 122
1.95%, 06/13/2022 375 384
2.05%, 01/09/2025 160 170
2.80%, 03/06/2023 20 21
2.80%, 07/18/2029 385 428
Otis Worldwide Corp
2.06%, 04/05/2025 160 170
2.57%, 02/15/2030 160 172
3.36%, 02/15/2050 160 185
$ 3,319
Media - 0.99%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 145 145
2.80%, 04/01/2031 405 428
3.70%, 04/01/2051 405 421
3.85%, 04/01/2061 145 146
4.46%, 07/23/2022 340 358
4.80%, 03/01/2050 545 651
4.91%, 07/23/2025 400 465
5.75%, 04/01/2048 605 792
6.48%, 10/23/2045 435 615
Comcast Corp
1.50%, 02/15/2031 165 164
2.35%, 01/15/2027 60 64
2.45%, 08/15/2052 165 160
2.65%, 02/01/2030 125 137
2.65%, 08/15/2062 165 165
3.10%, 04/01/2025 160 176
3.15%, 03/01/2026 30 33
3.25%, 11/01/2039 245 278
3.38%, 08/15/2025 525 586
3.40%, 07/15/2046 20 23
3.45%, 02/01/2050 485 572
3.55%, 05/01/2028 125 144
3.70%, 04/15/2024 600 660
3.75%, 04/01/2040 860 1,039
3.90%, 03/01/2038 150 184
4.00%, 08/15/2047 30 38
4.00%, 03/01/2048 400 504
4.00%, 11/01/2049 20 25
4.15%, 10/15/2028 500 602
4.25%, 01/15/2033 120 151
4.60%, 10/15/2038 485 639
4.60%, 08/15/2045 500 675
4.65%, 07/15/2042 1,615 2,188
4.75%, 03/01/2044 45 62
5.65%, 06/15/2035 20 29
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp   (continued)
6.45%, 03/15/2037 $ 85 $ 131
6.95%, 08/15/2037 274 441
7.05%, 03/15/2033 15 23
Discovery Communications LLC
3.63%, 05/15/2030 180 206
3.95%, 06/15/2025 400 449
3.95%, 03/20/2028 500 574
4.00%, 09/15/2055
(g)
601 673
Fox Corp
3.05%, 04/07/2025 40 44
5.48%, 01/25/2039 200 274
5.58%, 01/25/2049 500 731
Grupo Televisa SAB
4.63%, 01/30/2026 500 572
NBCUniversal Media LLC
4.45%, 01/15/2043 15 20
6.40%, 04/30/2040 251 396
Thomson Reuters Corp
5.85%, 04/15/2040 25 35
Time Warner Cable LLC
5.50%, 09/01/2041 340 437
5.88%, 11/15/2040 20 27
6.55%, 05/01/2037 176 242
6.75%, 06/15/2039 77 110
7.30%, 07/01/2038 300 445
Time Warner Entertainment Co LP
8.38%, 07/15/2033 95 147
TWDC Enterprises 18 Corp
3.70%, 12/01/2042 100 120
7.00%, 03/01/2032 51 76
ViacomCBS Inc
3.50%, 01/15/2025 400 439
4.00%, 01/15/2026 515 589
4.20%, 05/19/2032 200 241
4.38%, 03/15/2043 435 514
4.85%, 07/01/2042 200 247
6.88%, 04/30/2036 181 262
7.88%, 07/30/2030 178 266
Walt Disney Co/The
1.75%, 08/30/2024 325 339
1.75%, 01/13/2026 635 666
2.00%, 09/01/2029 245 256
2.20%, 01/13/2028 860 920
2.65%, 01/13/2031 395 433
2.75%, 09/01/2049 325 344
3.35%, 03/24/2025 120 133
3.50%, 05/13/2040 160 188
3.60%, 01/13/2051 160 194
3.70%, 03/23/2027 120 139
4.63%, 03/23/2040 240 320
4.75%, 11/15/2046 230 312
4.95%, 10/15/2045 350 489
6.20%, 12/15/2034 154 233
6.40%, 12/15/2035 98 152
$ 27,168
Metal Fabrication & Hardware - 0.02%
Precision Castparts Corp
2.50%, 01/15/2023 100 104
3.25%, 06/15/2025 25 28
4.38%, 06/15/2045 250 314
$ 446
Mining - 0.12%
Barrick Gold Corp
5.25%, 04/01/2042 20 28
Barrick North America Finance LLC
5.75%, 05/01/2043 355 518

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 $ 90 $ 130
BHP Billiton Finance USA Ltd
5.00%, 09/30/2043 270 397
Newmont Corp
2.25%, 10/01/2030 610 642
4.88%, 03/15/2042 20 27
Rio Tinto Alcan Inc
6.13%, 12/15/2033 77 117
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 328 451
Southern Copper Corp
5.88%, 04/23/2045 350 506
6.75%, 04/16/2040 258 388
Teck Resources Ltd
3.90%, 07/15/2030 120 134
$ 3,338
Miscellaneous Manufacturers - 0.26%
3M Co
1.75%, 02/14/2023 65 67
2.00%, 02/14/2025 130 138
2.38%, 08/26/2029 500 541
3.25%, 08/26/2049 850 983
Eaton Corp
2.75%, 11/02/2022 100 104
4.00%, 11/02/2032 100 122
4.15%, 11/02/2042 50 63
General Electric Co
3.45%, 05/01/2027 475 537
3.63%, 05/01/2030 240 274
4.13%, 10/09/2042 26 30
4.25%, 05/01/2040 75 89
4.35%, 05/01/2050 620 754
6.15%, 08/07/2037 155 214
6.75%, 03/15/2032 896 1,256
Illinois Tool Works Inc
2.65%, 11/15/2026 500 553
3.50%, 03/01/2024 350 381
Parker-Hannifin Corp
3.50%, 09/15/2022 577 606
Trane Technologies Luxembourg Finance SA
4.65%, 11/01/2044 300 384
$ 7,096
Oil & Gas - 1.25%
BP Capital Markets America Inc
1.75%, 08/10/2030 460 463
2.77%, 11/10/2050 625 623
2.94%, 04/06/2023 135 142
3.00%, 02/24/2050 160 164
3.19%, 04/06/2025 275 303
3.22%, 04/14/2024 420 454
3.54%, 04/06/2027 275 313
3.59%, 04/14/2027 30 34
BP Capital Markets PLC
3.06%, 03/17/2022 315 325
3.28%, 09/19/2027 175 196
3.72%, 11/28/2028 40 46
3.81%, 02/10/2024 400 439
Canadian Natural Resources Ltd
2.95%, 01/15/2023 30 31
3.85%, 06/01/2027 655 735
4.95%, 06/01/2047 20 25
6.25%, 03/15/2038 250 336
Chevron Corp
1.14%, 05/11/2023 85 87
1.55%, 05/11/2025 85 88
2.00%, 05/11/2027 160 170
2.24%, 05/11/2030 160 172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Chevron Corp   (continued)
2.36%, 12/05/2022 $ 325 $ 337
2.41%, 03/03/2022 500 511
2.95%, 05/16/2026 355 394
2.98%, 05/11/2040 40 44
3.08%, 05/11/2050 160 179
Chevron USA Inc
0.43%, 08/11/2023 250 251
0.69%, 08/12/2025 330 332
1.02%, 08/12/2027 165 166
2.34%, 08/12/2050 165 163
CNOOC Finance 2013 Ltd
2.88%, 09/30/2029 200 208
4.25%, 05/09/2043 100 114
CNOOC Finance 2014 ULC
4.25%, 04/30/2024 500 543
CNOOC Petroleum North America ULC
5.88%, 03/10/2035 340 444
6.40%, 05/15/2037 157 214
7.50%, 07/30/2039 15 23
Concho Resources Inc
4.30%, 08/15/2028 300 355
4.88%, 10/01/2047 120 162
Conoco Funding Co
7.25%, 10/15/2031 200 300
ConocoPhillips
6.50%, 02/01/2039 169 261
ConocoPhillips Co
4.30%, 11/15/2044 420 528
6.95%, 04/15/2029 202 283
Devon Energy Corp
5.00%, 06/15/2045 10 12
5.60%, 07/15/2041 425 520
Diamondback Energy Inc
2.88%, 12/01/2024 155 163
3.25%, 12/01/2026 155 165
Ecopetrol SA
5.88%, 09/18/2023 400 447
5.88%, 05/28/2045 550 666
EOG Resources Inc
2.63%, 03/15/2023 200 209
4.15%, 01/15/2026 350 406
Equinor ASA
1.75%, 01/22/2026 160 168
2.45%, 01/17/2023 30 31
2.65%, 01/15/2024 400 425
2.88%, 04/06/2025 145 158
3.00%, 04/06/2027 645 718
3.15%, 01/23/2022 102 105
3.25%, 11/18/2049 220 244
3.63%, 04/06/2040 145 174
5.10%, 08/17/2040 263 368
Exxon Mobil Corp
1.57%, 04/15/2023 230 237
1.90%, 08/16/2022 500 514
2.02%, 08/16/2024 400 421
2.28%, 08/16/2026 500 538
2.44%, 08/16/2029 150 163
2.61%, 10/15/2030 305 333
2.99%, 03/19/2025 305 334
3.00%, 08/16/2039 150 163
3.10%, 08/16/2049 450 488
3.45%, 04/15/2051 805 920
4.23%, 03/19/2040 305 380
Hess Corp
5.60%, 02/15/2041 51 62
7.13%, 03/15/2033 221 289
7.30%, 08/15/2031 25 33

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
HollyFrontier Corp
5.88%, 04/01/2026 $ 475 $ 530
Marathon Oil Corp
2.80%, 11/01/2022 4 4
3.85%, 06/01/2025 505 541
6.60%, 10/01/2037 223 276
Marathon Petroleum Corp
3.63%, 09/15/2024 400 437
5.00%, 09/15/2054 200 226
5.13%, 12/15/2026 300 358
Noble Energy Inc
3.25%, 10/15/2029 325 373
5.05%, 11/15/2044 25 35
5.25%, 11/15/2043 350 503
6.00%, 03/01/2041 102 155
Phillips 66
1.30%, 02/15/2026 90 91
2.15%, 12/15/2030 410 416
3.85%, 04/09/2025 490 550
5.88%, 05/01/2042 128 178
Pioneer Natural Resources Co
1.90%, 08/15/2030 165 164
Shell International Finance BV
0.38%, 09/15/2023 170 170
2.00%, 11/07/2024 155 163
2.38%, 08/21/2022 130 135
2.38%, 04/06/2025 430 461
2.38%, 11/07/2029 155 167
2.50%, 09/12/2026 330 362
2.75%, 04/06/2030 600 664
3.13%, 11/07/2049 155 171
3.25%, 04/06/2050 600 680
3.63%, 08/21/2042 100 117
4.00%, 05/10/2046 245 309
4.38%, 05/11/2045 490 646
4.55%, 08/12/2043 35 47
5.50%, 03/25/2040 25 36
6.38%, 12/15/2038 43 67
Suncor Energy Inc
2.80%, 05/15/2023 160 168
4.00%, 11/15/2047 90 101
5.95%, 05/15/2035 400 518
6.50%, 06/15/2038 428 598
6.80%, 05/15/2038 12 17
6.85%, 06/01/2039 5 7
Total Capital International SA
2.43%, 01/10/2025 85 91
2.83%, 01/10/2030 85 95
2.88%, 02/17/2022 128 132
2.99%, 06/29/2041 370 400
3.13%, 05/29/2050 510 553
3.39%, 06/29/2060 370 420
3.46%, 07/12/2049 85 99
Valero Energy Corp
1.20%, 03/15/2024 170 172
2.85%, 04/15/2025 170 181
3.65%, 03/15/2025 500 547
6.63%, 06/15/2037 234 311
7.50%, 04/15/2032 15 21
$ 34,275
Oil & Gas Services - 0.06%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 155 162
3.14%, 11/07/2029 155 170
3.34%, 12/15/2027 165 185
4.08%, 12/15/2047 170 192
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Halliburton Co
3.80%, 11/15/2025 $ 62 $ 70
4.50%, 11/15/2041 51 56
4.85%, 11/15/2035 275 321
7.45%, 09/15/2039 10 14
NOV Inc
3.60%, 12/01/2029 155 162
3.95%, 12/01/2042 200 203
Schlumberger Investment SA
2.65%, 06/26/2030 165 176
$ 1,711
Packaging & Containers - 0.04%
Packaging Corp of America
3.00%, 12/15/2029 310 346
4.05%, 12/15/2049 155 192
WestRock RKT LLC
4.00%, 03/01/2023 500 531
WRKCo Inc
3.00%, 06/15/2033 80 88
$ 1,157
Pharmaceuticals - 1.81%
AbbVie Inc
2.30%, 11/21/2022 310 321
2.60%, 11/21/2024 465 498
2.90%, 11/06/2022 200 209
2.95%, 11/21/2026 310 343
3.20%, 05/14/2026 335 371
3.20%, 11/21/2029 775 869
3.25%, 10/01/2022 180 187
3.45%, 03/15/2022 30 31
3.75%, 11/14/2023 350 382
3.80%, 03/15/2025 330 368
3.85%, 06/15/2024 445 490
4.05%, 11/21/2039 385 466
4.25%, 11/14/2028 220 264
4.25%, 11/21/2049 620 777
4.30%, 05/14/2036 170 209
4.40%, 11/06/2042 200 251
4.45%, 05/14/2046 280 356
4.50%, 05/14/2035 300 377
4.63%, 10/01/2042 100 127
4.70%, 05/14/2045 330 432
4.75%, 03/15/2045 235 307
4.88%, 11/14/2048 210 284
AmerisourceBergen Corp
3.40%, 05/15/2024 250 271
AstraZeneca PLC
0.70%, 04/08/2026 125 124
1.38%, 08/06/2030 165 163
2.13%, 08/06/2050 85 80
2.38%, 06/12/2022 20 21
3.38%, 11/16/2025 905 1,016
4.00%, 09/18/2042 125 154
4.38%, 11/16/2045 185 248
4.38%, 08/17/2048 90 120
6.45%, 09/15/2037 164 253
Becton Dickinson and Co
2.82%, 05/20/2030 160 176
2.89%, 06/06/2022 42 43
3.36%, 06/06/2024 20 22
3.70%, 06/06/2027 900 1,033
3.73%, 12/15/2024 194 215
4.67%, 06/06/2047 35 46
4.69%, 12/15/2044 196 253
Bristol-Myers Squibb Co
0.75%, 11/13/2025 180 181
1.13%, 11/13/2027 315 318
1.45%, 11/13/2030 180 181

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co   (continued)
2.55%, 11/13/2050 $ 180 $ 184
2.60%, 05/16/2022 500 516
2.90%, 07/26/2024 610 662
3.25%, 08/15/2022 25 26
3.25%, 02/20/2023 400 421
3.25%, 08/01/2042 300 348
3.40%, 07/26/2029 540 629
3.55%, 08/15/2022 20 21
3.90%, 02/20/2028 185 219
4.13%, 06/15/2039 230 293
4.25%, 10/26/2049 430 582
4.35%, 11/15/2047 150 202
4.55%, 02/20/2048 185 258
4.63%, 05/15/2044 355 483
5.00%, 08/15/2045 30 43
Cardinal Health Inc
2.62%, 06/15/2022 250 257
3.08%, 06/15/2024 50 54
3.20%, 03/15/2023 200 212
3.41%, 06/15/2027 200 226
4.60%, 03/15/2043 100 118
Cigna Corp
2.40%, 03/15/2030 860 917
3.20%, 03/15/2040 160 175
3.75%, 07/15/2023 500 541
4.13%, 11/15/2025 270 311
4.38%, 10/15/2028 750 907
4.80%, 08/15/2038 400 521
4.80%, 07/15/2046 25 33
4.90%, 12/15/2048 360 495
6.13%, 11/15/2041 16 24
CVS Health Corp
1.30%, 08/21/2027 165 166
1.75%, 08/21/2030 165 166
1.88%, 02/28/2031 185 187
2.63%, 08/15/2024 420 450
2.70%, 08/21/2040 165 167
3.00%, 08/15/2026 375 415
3.25%, 08/15/2029 170 191
3.50%, 07/20/2022 1,000 1,044
3.70%, 03/09/2023 205 219
4.30%, 03/25/2028 564 671
4.78%, 03/25/2038 485 615
5.05%, 03/25/2048 980 1,328
5.13%, 07/20/2045 370 498
5.30%, 12/05/2043 25 34
Eli Lilly and Co
2.25%, 05/15/2050 390 383
2.50%, 09/15/2060 160 163
3.95%, 03/15/2049 400 525
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 600 674
3.88%, 05/15/2028 545 649
5.38%, 04/15/2034 500 714
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 165 166
2.85%, 05/08/2022 143 148
Johnson & Johnson
0.55%, 09/01/2025 370 372
0.95%, 09/01/2027 370 372
1.30%, 09/01/2030 740 746
2.10%, 09/01/2040 370 373
2.25%, 09/01/2050 370 372
2.45%, 03/01/2026 30 33
2.45%, 09/01/2060 370 385
3.50%, 01/15/2048 90 112
3.63%, 03/03/2037 20 24
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Johnson & Johnson   (continued)
3.70%, 03/01/2046 $ 225 $ 287
3.75%, 03/03/2047 30 39
4.95%, 05/15/2033 201 282
McKesson Corp
0.90%, 12/03/2025 185 186
4.88%, 03/15/2044 150 189
Mead Johnson Nutrition Co
4.60%, 06/01/2044 250 332
Merck & Co Inc
0.75%, 02/24/2026 80 81
1.45%, 06/24/2030 365 370
2.35%, 02/10/2022 800 818
2.35%, 06/24/2040 285 295
2.75%, 02/10/2025 385 418
2.80%, 05/18/2023 230 244
3.60%, 09/15/2042 100 123
3.70%, 02/10/2045 10 12
3.90%, 03/07/2039 115 145
4.00%, 03/07/2049 170 224
4.15%, 05/18/2043 200 260
Novartis Capital Corp
1.75%, 02/14/2025 325 341
2.00%, 02/14/2027 325 347
2.20%, 08/14/2030 160 172
2.75%, 08/14/2050 160 175
3.00%, 11/20/2025 500 553
4.40%, 05/06/2044 350 482
Pfizer Inc
0.80%, 05/28/2025 445 453
1.70%, 05/28/2030 195 202
2.55%, 05/28/2040 450 481
2.63%, 04/01/2030 160 179
2.70%, 05/28/2050 190 204
3.00%, 06/15/2023 530 565
3.45%, 03/15/2029 210 245
4.00%, 03/15/2049 140 184
4.40%, 05/15/2044 30 40
5.60%, 09/15/2040 380 557
7.20%, 03/15/2039 176 304
Sanofi
3.38%, 06/19/2023 400 429
3.63%, 06/19/2028 400 466
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026 525 587
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 405 415
3.18%, 07/09/2050 405 432
Utah Acquisition Sub Inc
3.95%, 06/15/2026 595 681
5.25%, 06/15/2046 170 223
Viatris Inc
1.13%, 06/22/2022
(g)
80 81
2.30%, 06/22/2027
(g)
120 128
2.70%, 06/22/2030
(g)
160 170
3.85%, 06/22/2040
(g)
120 135
4.00%, 06/22/2050
(g)
160 183
Wyeth LLC
5.95%, 04/01/2037 91 136
6.50%, 02/01/2034 144 225
Zoetis Inc
2.00%, 05/15/2030 350 362
3.00%, 05/15/2050 175 193
3.25%, 02/01/2023 100 105
3.95%, 09/12/2047 5 6
$ 49,623

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 0.88%
Boardwalk Pipelines LP
3.38%, 02/01/2023 $ 200 $ 209
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 310 345
Columbia Pipeline Group Inc
5.80%, 06/01/2045 250 342
Enable Midstream Partners LP
5.00%, 05/15/2044 500 482
Enbridge Energy Partners LP
7.38%, 10/15/2045 100 153
Enbridge Inc
2.50%, 01/15/2025 155 166
3.13%, 11/15/2029 155 170
5.50%, 12/01/2046 30 40
Energy Transfer Operating LP
2.90%, 05/15/2025 315 333
3.60%, 02/01/2023 15 16
3.75%, 05/15/2030 160 173
4.75%, 01/15/2026 50 57
5.15%, 03/15/2045 400 434
5.20%, 02/01/2022 102 106
5.25%, 04/15/2029 400 467
5.30%, 04/15/2047 15 17
5.95%, 10/01/2043 350 396
6.13%, 12/15/2045 525 620
6.25%, 04/15/2049 500 605
6.50%, 02/01/2042 402 490
Enterprise Products Operating LLC
2.80%, 01/31/2030 120 130
3.35%, 03/15/2023 300 317
3.70%, 02/15/2026 525 595
3.70%, 01/31/2051 250 275
3.75%, 02/15/2025 500 560
3.90%, 02/15/2024 250 273
4.25%, 02/15/2048 155 182
4.85%, 08/15/2042 300 373
4.85%, 03/15/2044 430 533
4.90%, 05/15/2046 400 509
6.13%, 10/15/2039 123 171
6.45%, 09/01/2040 177 253
6.88%, 03/01/2033 15 21
Kinder Morgan Energy Partners LP
3.50%, 09/01/2023 200 214
4.15%, 03/01/2022 300 313
4.70%, 11/01/2042 200 229
5.00%, 03/01/2043 100 118
5.40%, 09/01/2044 400 501
6.38%, 03/01/2041 128 169
6.50%, 09/01/2039 112 146
6.95%, 01/15/2038 112 153
7.40%, 03/15/2031 177 237
Kinder Morgan Inc
2.00%, 02/15/2031 310 312
3.15%, 01/15/2023 500 526
3.25%, 08/01/2050 310 308
4.30%, 06/01/2025 55 63
5.05%, 02/15/2046 15 18
5.55%, 06/01/2045 50 64
MPLX LP
1.75%, 03/01/2026 165 171
4.13%, 03/01/2027 425 490
4.25%, 12/01/2027 400 470
4.50%, 07/15/2023 30 33
4.50%, 04/15/2038 220 252
4.70%, 04/15/2048 185 219
4.88%, 12/01/2024 30 34
4.90%, 04/15/2058 60 71
5.20%, 03/01/2047 330 401
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
MPLX LP   (continued)
5.20%, 12/01/2047 $ 200 $ 242
5.50%, 02/15/2049 170 224
ONEOK Inc
2.20%, 09/15/2025 160 165
2.75%, 09/01/2024 175 185
3.40%, 09/01/2029 100 107
4.25%, 02/01/2022 300 309
4.45%, 09/01/2049 500 526
ONEOK Partners LP
5.00%, 09/15/2023 250 275
Plains All American Pipeline LP / PAA Finance
Corp
2.85%, 01/31/2023 200 207
3.65%, 06/01/2022 128 132
4.30%, 01/31/2043 200 197
4.50%, 12/15/2026 300 336
4.65%, 10/15/2025 15 17
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 360 424
5.63%, 03/01/2025 390 455
5.75%, 05/15/2024 300 343
5.88%, 06/30/2026 345 417
Spectra Energy Partners LP
5.95%, 09/25/2043 200 259
Sunoco Logistics Partners Operations LP
3.45%, 01/15/2023 200 209
4.95%, 01/15/2043 200 207
5.35%, 05/15/2045 15 17
Texas Eastern Transmission LP
7.00%, 07/15/2032 100 139
TransCanada PipeLines Ltd
4.25%, 05/15/2028 300 354
4.75%, 05/15/2038 300 375
4.88%, 05/15/2048 420 543
5.60%, 03/31/2034 300 392
6.10%, 06/01/2040 25 34
7.25%, 08/15/2038 51 77
Williams Cos Inc/The
3.35%, 08/15/2022 15 16
3.75%, 06/15/2027 400 456
3.90%, 01/15/2025 350 388
5.10%, 09/15/2045 180 222
6.30%, 04/15/2040 343 456
$ 24,030
Private Equity - 0.01%
Brookfield Asset Management Inc
4.00%, 01/15/2025 300 335
Regional Authority - 0.35%
Province of Alberta Canada
1.00%, 05/20/2025 555 564
3.30%, 03/15/2028 850 982
Province of British Columbia Canada
2.00%, 10/23/2022 1,200 1,239
6.50%, 01/15/2026 18 23
Province of Manitoba Canada
3.05%, 05/14/2024 500 544
Province of Ontario Canada
1.13%, 10/07/2030 325 321
1.75%, 01/24/2023 2,015 2,075
2.00%, 10/02/2029 400 428
3.20%, 05/16/2024 250 273
3.40%, 10/17/2023 305 331
Province of Quebec Canada
0.60%, 07/23/2025 1,145 1,150
1.35%, 05/28/2030 310 314
1.50%, 02/11/2025 295 307
2.63%, 02/13/2023 1,000 1,049

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of Quebec Canada   (continued)
7.50%, 09/15/2029 $ 64 $ 97
$ 9,697
REITs - 0.89%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 250 250
2.75%, 12/15/2029 80 87
3.38%, 08/15/2031 115 132
4.00%, 01/15/2024 250 275
4.00%, 02/01/2050 85 106
4.90%, 12/15/2030 80 102
American Campus Communities Operating
Partnership LP
2.85%, 02/01/2030 155 162
3.63%, 11/15/2027 300 331
American Tower Corp
0.60%, 01/15/2024 360 360
1.30%, 09/15/2025 80 82
1.88%, 10/15/2030 165 166
2.90%, 01/15/2030 160 174
2.95%, 01/15/2051 180 180
3.38%, 10/15/2026 500 562
3.50%, 01/31/2023 530 562
3.70%, 10/15/2049 165 187
4.70%, 03/15/2022 278 292
AvalonBay Communities Inc
2.30%, 03/01/2030 160 171
4.20%, 12/15/2023 400 441
Boston Properties LP
2.75%, 10/01/2026 550 600
2.90%, 03/15/2030 415 447
Brixmor Operating Partnership LP
3.85%, 02/01/2025 300 329
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 20 21
Crown Castle International Corp
1.35%, 07/15/2025 370 378
3.10%, 11/15/2029 150 165
3.20%, 09/01/2024 400 435
3.25%, 01/15/2051 370 390
3.30%, 07/01/2030 155 174
4.00%, 11/15/2049 110 130
5.25%, 01/15/2023 30 33
CubeSmart LP
2.00%, 02/15/2031 125 125
Digital Realty Trust LP
4.45%, 07/15/2028 250 301
Duke Realty LP
1.75%, 07/01/2030 160 162
2.88%, 11/15/2029 75 83
4.00%, 09/15/2028 400 471
Equinix Inc
1.00%, 09/15/2025 165 165
1.25%, 07/15/2025 160 163
1.80%, 07/15/2027 160 165
2.63%, 11/18/2024 155 166
3.20%, 11/18/2029 260 285
ERP Operating LP
2.50%, 02/15/2030 125 135
Essex Portfolio LP
3.00%, 01/15/2030 170 187
4.00%, 03/01/2029 300 350
4.50%, 03/15/2048 300 388
Federal Realty Investment Trust
1.25%, 02/15/2026 170 173
4.50%, 12/01/2044 250 295
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 $ 170 $ 185
5.38%, 04/15/2026 300 344
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031 170 170
Healthpeak Properties Inc
3.00%, 01/15/2030 150 164
3.40%, 02/01/2025 300 331
4.20%, 03/01/2024 250 274
6.75%, 02/01/2041 300 441
Kilroy Realty LP
2.50%, 11/15/2032 165 167
Kimco Realty Corp
2.70%, 10/01/2030 165 178
3.70%, 10/01/2049 330 355
Life Storage LP
2.20%, 10/15/2030 85 87
Mid-America Apartments LP
1.70%, 02/15/2031 125 125
4.00%, 11/15/2025 500 566
National Retail Properties Inc
4.80%, 10/15/2048 200 244
Office Properties Income Trust
4.00%, 07/15/2022 400 409
Omega Healthcare Investors Inc
4.50%, 01/15/2025 300 328
4.95%, 04/01/2024 750 816
Prologis LP
1.25%, 10/15/2030 165 163
2.13%, 04/15/2027 145 156
2.25%, 04/15/2030 140 150
3.00%, 04/15/2050 110 122
3.88%, 09/15/2028 250 296
Realty Income Corp
0.75%, 03/15/2026 430 429
3.25%, 01/15/2031 165 187
4.65%, 08/01/2023 250 274
Simon Property Group LP
2.00%, 09/13/2024 915 956
2.45%, 09/13/2029 140 147
3.25%, 11/30/2026 500 554
3.25%, 09/13/2049 140 143
3.50%, 09/01/2025 165 183
4.25%, 11/30/2046 130 151
6.75%, 02/01/2040 25 37
SL Green Operating Partnership LP
3.25%, 10/15/2022 300 310
UDR Inc
3.20%, 01/15/2030 165 184
4.00%, 10/01/2025 200 227
Ventas Realty LP
3.00%, 01/15/2030 200 215
3.50%, 04/15/2024 300 326
5.70%, 09/30/2043 300 388
VEREIT Operating Partnership LP
2.20%, 06/15/2028 180 184
3.10%, 12/15/2029 375 405
Welltower Inc
3.63%, 03/15/2024 600 654
4.13%, 03/15/2029 300 350
Weyerhaeuser Co
7.38%, 03/15/2032 300 450
WP Carey Inc
2.40%, 02/01/2031 85 88
$ 24,251

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.82%
AutoZone Inc
1.65%, 01/15/2031 $ 165 $ 164
3.75%, 06/01/2027 250 287
Costco Wholesale Corp
1.38%, 06/20/2027 155 160
1.60%, 04/20/2030 155 159
1.75%, 04/20/2032 155 161
2.30%, 05/18/2022 310 318
2.75%, 05/18/2024 50 54
3.00%, 05/18/2027 150 168
Dollar General Corp
4.15%, 11/01/2025 500 574
Dollar Tree Inc
4.20%, 05/15/2028 185 220
Home Depot Inc/The
2.13%, 09/15/2026 250 269
2.63%, 06/01/2022 30 31
2.70%, 04/01/2023 30 31
2.95%, 06/15/2029 435 494
3.50%, 09/15/2056 305 381
3.75%, 02/15/2024 380 417
3.90%, 06/15/2047 30 38
4.20%, 04/01/2043 520 676
4.25%, 04/01/2046 590 783
4.40%, 03/15/2045 20 27
5.95%, 04/01/2041 351 542
Kohl's Corp
5.55%, 07/17/2045 250 269
Lowe's Cos Inc
1.30%, 04/15/2028 165 166
1.70%, 10/15/2030 165 167
3.00%, 10/15/2050 50 53
3.10%, 05/03/2027 530 595
3.65%, 04/05/2029 465 543
3.70%, 04/15/2046 40 47
4.00%, 04/15/2025 160 182
4.05%, 05/03/2047 30 38
4.38%, 09/15/2045 500 628
5.00%, 04/15/2040 160 217
McDonald's Corp
1.45%, 09/01/2025 160 166
2.13%, 03/01/2030 160 169
2.63%, 09/01/2029 415 454
3.38%, 05/26/2025 500 555
3.50%, 07/01/2027 325 373
3.63%, 09/01/2049 115 135
3.70%, 02/15/2042 128 150
4.70%, 12/09/2035 25 32
4.88%, 07/15/2040 9 12
4.88%, 12/09/2045 250 340
6.30%, 10/15/2037 262 395
O'Reilly Automotive Inc
1.75%, 03/15/2031 85 85
3.85%, 06/15/2023 300 321
4.35%, 06/01/2028 300 357
Starbucks Corp
2.00%, 03/12/2027 160 170
3.55%, 08/15/2029 500 582
3.85%, 10/01/2023 530 576
4.45%, 08/15/2049 300 396
Target Corp
2.35%, 02/15/2030 320 350
2.50%, 04/15/2026 500 553
2.90%, 01/15/2022 25 26
TJX Cos Inc/The
1.15%, 05/15/2028 130 131
1.60%, 05/15/2031 130 131
2.50%, 05/15/2023 500 523
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Walgreens Boots Alliance Inc
3.45%, 06/01/2026 $ 420 $ 465
3.80%, 11/18/2024 300 332
4.80%, 11/18/2044 355 403
Walmart Inc
2.35%, 12/15/2022 500 521
2.85%, 07/08/2024 575 622
2.95%, 09/24/2049 245 282
3.05%, 07/08/2026 500 563
3.25%, 07/08/2029 490 570
3.40%, 06/26/2023 530 569
3.70%, 06/26/2028 390 459
3.95%, 06/28/2038 185 236
5.63%, 04/01/2040 38 58
5.63%, 04/15/2041 280 428
7.55%, 02/15/2030 628 960
$ 22,309
Semiconductors - 0.48%
Applied Materials Inc
1.75%, 06/01/2030 160 166
3.30%, 04/01/2027 35 40
3.90%, 10/01/2025 500 571
4.35%, 04/01/2047 40 55
5.10%, 10/01/2035 250 348
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 910 1,021
Broadcom Inc
2.25%, 11/15/2023 90 94
3.15%, 11/15/2025 600 655
3.63%, 10/15/2024 350 385
4.15%, 11/15/2030 285 330
4.25%, 04/15/2026 500 573
4.30%, 11/15/2032 185 219
4.75%, 04/15/2029 730 871
Intel Corp
2.45%, 11/15/2029 310 336
2.60%, 05/19/2026 530 578
2.70%, 12/15/2022 25 26
3.15%, 05/11/2027 540 610
3.25%, 11/15/2049 315 353
3.40%, 03/25/2025 160 178
3.73%, 12/08/2047 240 287
3.75%, 03/25/2027 160 185
4.00%, 12/15/2032 200 249
4.25%, 12/15/2042 200 258
4.60%, 03/25/2040 160 211
4.80%, 10/01/2041 77 105
4.90%, 07/29/2045 25 35
KLA Corp
4.65%, 11/01/2024 500 569
Lam Research Corp
1.90%, 06/15/2030 155 161
2.88%, 06/15/2050 235 253
Marvell Technology Group Ltd
4.88%, 06/22/2028 300 354
Micron Technology Inc
2.50%, 04/24/2023 90 94
4.19%, 02/15/2027 115 135
4.66%, 02/15/2030 115 141
NXP BV / NXP Funding LLC / NXP USA Inc
3.15%, 05/01/2027
(g)
80 88
QUALCOMM Inc
1.30%, 05/20/2028
(g)
411 416
1.65%, 05/20/2032
(g)
340 340
3.25%, 05/20/2027 320 363
4.65%, 05/20/2035 115 154
4.80%, 05/20/2045 425 605

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Texas Instruments Inc
1.38%, 03/12/2025 $ 160 $ 166
1.75%, 05/04/2030 245 254
4.15%, 05/15/2048 205 274
$ 13,106
Software - 0.68%
Activision Blizzard Inc
1.35%, 09/15/2030 85 83
2.50%, 09/15/2050 165 161
Adobe Inc
1.90%, 02/01/2025 315 333
2.30%, 02/01/2030 160 173
Fidelity National Information Services Inc
3.00%, 08/15/2026 40 44
3.50%, 04/15/2023 30 32
3.75%, 05/21/2029 400 470
Fiserv Inc
3.50%, 10/01/2022 600 628
3.50%, 07/01/2029 310 354
3.80%, 10/01/2023 400 436
3.85%, 06/01/2025 300 338
Intuit Inc
1.35%, 07/15/2027 165 169
Microsoft Corp
2.38%, 02/12/2022 380 388
2.40%, 02/06/2022 690 704
2.40%, 08/08/2026 55 60
2.53%, 06/01/2050 792 835
2.68%, 06/01/2060 1,209 1,310
3.13%, 11/03/2025 700 783
3.30%, 02/06/2027 200 228
3.45%, 08/08/2036 750 925
3.63%, 12/15/2023 30 33
3.70%, 08/08/2046 950 1,205
4.10%, 02/06/2037 113 148
4.20%, 11/03/2035 430 565
Oracle Corp
2.40%, 09/15/2023 30 31
2.50%, 05/15/2022 30 31
2.50%, 10/15/2022 1,070 1,112
2.50%, 04/01/2025 150 161
2.63%, 02/15/2023 390 408
2.65%, 07/15/2026 700 769
2.80%, 04/01/2027 850 937
2.95%, 04/01/2030 150 168
3.60%, 04/01/2040 150 176
3.60%, 04/01/2050 150 175
3.80%, 11/15/2037 250 302
3.90%, 05/15/2035 600 737
4.00%, 07/15/2046 780 957
4.30%, 07/08/2034 1,015 1,285
4.38%, 05/15/2055 610 801
ServiceNow Inc
1.40%, 09/01/2030 165 161
$ 18,616
Sovereign - 1.72%
Canada Government International Bond
1.63%, 01/22/2025 1,165 1,224
Chile Government International Bond
2.45%, 01/31/2031 535 572
2.55%, 01/27/2032 475 511
3.13%, 03/27/2025 250 275
Colombia Government International Bond
2.63%, 03/15/2023 500 516
3.00%, 01/30/2030 315 330
3.13%, 04/15/2031 325 345
4.50%, 01/28/2026 700 793
5.20%, 05/15/2049 700 889
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Colombia Government International Bond
(continued)
5.63%, 02/26/2044 $ 500 $ 647
6.13%, 01/18/2041 200 268
8.13%, 05/21/2024 201 246
10.38%, 01/28/2033 100 161
Export Development Canada
1.38%, 02/24/2023 250 256
2.00%, 05/17/2022 1,150 1,178
Export-Import Bank of Korea
3.00%, 11/01/2022 500 523
3.25%, 11/10/2025 500 559
3.25%, 08/12/2026 500 564
5.00%, 04/11/2022 200 212
Hungary Government International Bond
5.38%, 03/25/2024 500 570
7.63%, 03/29/2041 250 443
Indonesia Government International Bond
2.85%, 02/14/2030 800 863
3.50%, 01/11/2028 200 224
3.70%, 10/30/2049 200 218
4.20%, 10/15/2050 500 595
4.75%, 02/11/2029 200 242
Israel Government AID Bond
5.50%, 09/18/2023 25 28
5.50%, 04/26/2024 125 146
5.50%, 09/18/2033 12 18
Israel Government International Bond
3.88%, 07/03/2050 200 240
4.00%, 06/30/2022 500 527
Japan Bank for International Cooperation
0.38%, 09/15/2023 510 511
0.63%, 05/22/2023 200 201
1.63%, 10/17/2022 900 921
2.00%, 10/17/2029 200 215
2.38%, 04/20/2026 300 327
2.50%, 06/01/2022 500 515
3.00%, 05/29/2024 1,000 1,086
3.38%, 07/31/2023 1,000 1,077
Korea International Bond
1.00%, 09/16/2030 200 197
3.88%, 09/11/2023 250 273
3.88%, 09/20/2048 500 680
Mexico Government International Bond
2.66%, 05/24/2031 400 410
3.25%, 04/16/2030
(e)
200 216
3.60%, 01/30/2025 210 234
3.75%, 01/11/2028 750 843
3.77%, 05/24/2061 200 208
3.90%, 04/27/2025
(e)
600 673
4.50%, 04/22/2029 1,000 1,174
4.50%, 01/31/2050 800 937
4.60%, 02/10/2048 700 821
4.75%, 03/08/2044 506 601
5.55%, 01/21/2045 300 393
6.05%, 01/11/2040 464 622
Panama Government International Bond
3.75%, 03/16/2025 800 885
3.87%, 07/23/2060 340 400
3.88%, 03/17/2028 500 574
4.50%, 05/15/2047 200 257
4.50%, 04/16/2050 400 513
6.70%, 01/26/2036 224 333
Peruvian Government International Bond
1.86%, 12/01/2032 1,180 1,189
2.78%, 12/01/2060 180 182
5.63%, 11/18/2050 528 830
6.55%, 03/14/2037 126 191

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
(continued)
7.35%, 07/21/2025 $ 180 $ 230
8.75%, 11/21/2033 192 328
Philippine Government International Bond
2.46%, 05/05/2030 500 539
2.65%, 12/10/2045 400 405
2.95%, 05/05/2045 200 211
3.00%, 02/01/2028 300 332
3.70%, 02/02/2042 230 266
5.00%, 01/13/2037 300 396
6.38%, 10/23/2034 210 308
9.50%, 02/02/2030 400 658
10.63%, 03/16/2025 400 567
Republic of Italy Government International Bond
1.25%, 02/17/2026 400 399
2.38%, 10/17/2024 200 210
2.88%, 10/17/2029 200 211
5.38%, 06/15/2033 420 539
6.88%, 09/27/2023 512 594
Republic of Poland Government International
Bond
4.00%, 01/22/2024 575 637
5.00%, 03/23/2022 528 559
State of Israel
2.50%, 01/15/2030 200 217
3.38%, 01/15/2050 800 884
Svensk Exportkredit AB
0.50%, 08/26/2025 335 334
2.38%, 03/09/2022 1,000 1,025
2.88%, 03/14/2023 200 211
Tennessee Valley Authority
2.88%, 02/01/2027 250 282
3.50%, 12/15/2042 400 499
4.25%, 09/15/2065 200 302
4.63%, 09/15/2060 300 473
5.25%, 09/15/2039 251 377
5.38%, 04/01/2056 154 265
6.75%, 11/01/2025 102 133
Uruguay Government International Bond
4.13%, 11/20/2045 100 124
4.38%, 10/27/2027 390 461
4.98%, 04/20/2055 210 291
5.10%, 06/18/2050 725 1,014
$ 46,953
Supranational Bank - 1.54%
African Development Bank
2.13%, 11/16/2022 1,500 1,553
Asian Development Bank
0.25%, 07/14/2023 330 330
0.25%, 10/06/2023 490 489
0.38%, 09/03/2025 325 324
1.75%, 09/13/2022 1,100 1,129
1.75%, 09/19/2029 650 693
1.88%, 02/18/2022 1,250 1,273
2.13%, 03/19/2025 300 322
2.63%, 01/30/2024 1,800 1,930
2.75%, 03/17/2023 400 422
5.82%, 06/16/2028 15 20
6.38%, 10/01/2028 51 71
Asian Infrastructure Investment Bank/The
0.25%, 09/29/2023 340 339
2.25%, 05/16/2024 500 532
Corp Andina de Fomento
3.25%, 02/11/2022 900 924
4.38%, 06/15/2022 22 23
Council Of Europe Development Bank
1.38%, 02/27/2025 320 333
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
European Bank for Reconstruction &
Development
0.25%, 07/10/2023 $ 330 $ 330
0.50%, 11/25/2025 385 385
1.63%, 09/27/2024 650 681
1.88%, 02/23/2022 250 255
European Investment Bank
0.38%, 12/15/2025 340 339
0.63%, 10/21/2027 585 580
1.63%, 03/14/2025 315 332
1.88%, 02/10/2025 600 637
2.25%, 03/15/2022 400 410
2.25%, 08/15/2022 750 775
2.25%, 06/24/2024 500 534
2.38%, 05/24/2027 300 331
2.50%, 03/15/2023 600 630
2.63%, 05/20/2022 900 930
2.63%, 03/15/2024 1,000 1,076
3.25%, 01/29/2024 2,350 2,563
FMS Wertmanagement
2.75%, 01/30/2024 500 538
Inter-American Development Bank
0.25%, 11/15/2023 325 325
0.63%, 09/16/2027 340 337
1.75%, 04/14/2022 1,000 1,020
1.75%, 03/14/2025 585 618
2.13%, 01/18/2022 340 347
2.38%, 07/07/2027 500 552
2.50%, 01/18/2023 1,900 1,989
3.00%, 10/04/2023 700 753
3.00%, 02/21/2024 250 271
3.13%, 09/18/2028 500 584
4.38%, 01/24/2044 50 74
International Bank for Reconstruction &
Development
0.25%, 11/24/2023 180 180
0.50%, 10/28/2025 1,630 1,633
0.75%, 11/24/2027 365 365
0.75%, 08/26/2030 735 717
1.63%, 02/10/2022 1,000 1,016
1.63%, 01/15/2025 475 499
1.75%, 10/23/2029 1,030 1,099
2.50%, 03/19/2024 800 857
2.50%, 11/25/2024 500 542
2.50%, 07/29/2025 1,700 1,858
2.50%, 11/22/2027 500 557
7.63%, 01/19/2023 1,512 1,739
International Finance Corp
0.38%, 07/16/2025 1,080 1,077
Nordic Investment Bank
0.38%, 09/11/2025 255 254
1.38%, 10/17/2022 200 204
2.25%, 05/21/2024 500 533
$ 42,033
Telecommunications - 1.35%
America Movil SAB de CV
3.13%, 07/16/2022 600 622
4.38%, 04/22/2049 250 320
6.13%, 03/30/2040 102 152
6.38%, 03/01/2035 200 301
AT&T Inc
1.65%, 02/01/2028 330 337
2.25%, 02/01/2032 240 244
2.30%, 06/01/2027 465 496
2.63%, 12/01/2022 630 654
2.75%, 06/01/2031 310 331
2.95%, 07/15/2026 20 22
3.00%, 06/30/2022 200 207

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
AT&T Inc   (continued)
3.10%, 02/01/2043 $ 240 $ 244
3.30%, 02/01/2052 480 476
3.50%, 06/01/2041 310 334
3.50%, 09/15/2053
(g)
904 905
3.50%, 02/01/2061 480 478
3.55%, 09/15/2055
(g)
1,898 1,892
3.65%, 06/01/2051 755 791
3.65%, 09/15/2059
(g)
1,057 1,067
3.80%, 02/15/2027 40 46
4.05%, 12/15/2023 500 553
4.10%, 02/15/2028 81 95
4.13%, 02/17/2026 30 35
4.25%, 03/01/2027 530 620
4.30%, 12/15/2042 221 258
4.35%, 03/01/2029 500 596
4.35%, 06/15/2045 260 300
4.50%, 03/09/2048 490 586
4.65%, 06/01/2044 500 601
British Telecommunications PLC
9.62%, 12/15/2030 577 957
Cisco Systems Inc
2.20%, 09/20/2023 30 31
2.50%, 09/20/2026 30 33
5.50%, 01/15/2040 600 898
Corning Inc
4.38%, 11/15/2057 300 375
4.75%, 03/15/2042 102 130
Deutsche Telekom International Finance BV
8.75%, 06/15/2030 641 1,014
Juniper Networks Inc
2.00%, 12/10/2030 185 183
Motorola Solutions Inc
4.00%, 09/01/2024 454 507
Orange SA
5.38%, 01/13/2042 102 145
Rogers Communications Inc
3.00%, 03/15/2023 400 420
3.70%, 11/15/2049 225 266
5.00%, 03/15/2044 500 686
Telefonica Emisiones SA
5.21%, 03/08/2047 530 679
7.05%, 06/20/2036 795 1,186
TELUS Corp
4.60%, 11/16/2048 300 394
T-Mobile USA Inc
1.50%, 02/15/2026
(g)
320 328
2.05%, 02/15/2028
(g)
320 333
2.25%, 11/15/2031
(g)
350 359
2.55%, 02/15/2031
(g)
490 515
3.00%, 02/15/2041
(g)
170 176
3.30%, 02/15/2051
(g)
310 319
3.50%, 04/15/2025
(g)
150 166
3.75%, 04/15/2027
(g)
295 336
3.88%, 04/15/2030
(g)
295 342
4.38%, 04/15/2040
(g)
150 183
4.50%, 04/15/2050
(g)
295 364
Verizon Communications Inc
0.85%, 11/20/2025 180 181
1.50%, 09/18/2030 1,000 985
1.68%, 10/30/2030
(g)
1,473 1,467
1.75%, 01/20/2031 360 358
2.63%, 08/15/2026 25 27
2.65%, 11/20/2040 135 136
2.88%, 11/20/2050 360 363
2.99%, 10/30/2056
(g)
562 566
3.00%, 11/20/2060 180 182
3.38%, 02/15/2025 40 44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc   (continued)
3.85%, 11/01/2042 $ 275 $ 326
3.88%, 02/08/2029 400 471
4.13%, 03/16/2027 500 589
4.33%, 09/21/2028 500 602
4.40%, 11/01/2034 750 936
4.50%, 08/10/2033 360 454
4.81%, 03/15/2039 1,225 1,598
5.01%, 04/15/2049 53 74
Vodafone Group PLC
4.25%, 09/17/2050 165 204
4.38%, 05/30/2028 560 671
5.00%, 05/30/2038 250 327
5.25%, 05/30/2048 400 557
6.15%, 02/27/2037 201 290
6.25%, 11/30/2032 500 685
$ 36,981
Toys, Games & Hobbies - 0.00%
Hasbro Inc
6.35%, 03/15/2040 25 32
Transportation - 0.58%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 1,000 1,139
3.55%, 02/15/2050 115 142
4.38%, 09/01/2042 545 721
4.45%, 03/15/2043 20 27
4.55%, 09/01/2044 15 20
5.15%, 09/01/2043 350 506
Canadian National Railway Co
2.45%, 05/01/2050 65 67
3.20%, 08/02/2046 400 474
3.65%, 02/03/2048 75 92
Canadian Pacific Railway Co
4.00%, 06/01/2028 300 352
4.80%, 09/15/2035 500 658
CSX Corp
2.40%, 02/15/2030 65 70
2.60%, 11/01/2026 300 328
3.25%, 06/01/2027 40 45
3.35%, 11/01/2025 500 559
3.35%, 09/15/2049 70 80
3.80%, 03/01/2028 100 117
3.80%, 11/01/2046 30 36
4.25%, 11/01/2066 400 535
4.30%, 03/01/2048 105 135
4.75%, 05/30/2042 277 365
FedEx Corp
3.10%, 08/05/2029 550 614
3.88%, 08/01/2042 100 117
4.40%, 01/15/2047 405 512
4.55%, 04/01/2046 400 515
4.75%, 11/15/2045 525 683
Kansas City Southern
4.70%, 05/01/2048 300 378
Norfolk Southern Corp
2.55%, 11/01/2029 155 168
3.85%, 01/15/2024 200 218
3.94%, 11/01/2047 398 485
4.84%, 10/01/2041 100 136
Ryder System Inc
2.50%, 09/01/2024 80 85
2.90%, 12/01/2026 150 165
Union Pacific Corp
2.15%, 02/05/2027 230 244
3.15%, 03/01/2024 400 433
3.55%, 08/15/2039 80 93
3.80%, 10/01/2051 577 706
3.84%, 03/20/2060 575 712

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp   (continued)
3.95%, 09/10/2028 $ 210 $ 249
4.15%, 01/15/2045 350 434
4.16%, 07/15/2022 256 269
United Parcel Service Inc
2.45%, 10/01/2022 10 10
2.50%, 09/01/2029 125 136
3.40%, 09/01/2049 770 942
3.90%, 04/01/2025 665 751
4.88%, 11/15/2040 25 34
5.20%, 04/01/2040 125 178
6.20%, 01/15/2038 23 36
$ 15,771
Water - 0.04%
American Water Capital Corp
3.75%, 09/01/2047 180 220
4.15%, 06/01/2049 650 861
6.59%, 10/15/2037 5 8
$ 1,089
TOTAL BONDS $ 900,716
MUNICIPAL BONDS - 0.65%
Principal
Amount (000's) Value (000's)
California - 0.21%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 300 $ 517
6.92%, 04/01/2040 120 187
California State University
2.98%, 11/01/2051 160 171
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 60 90
Los Angeles Department of Water & Power Power
System Revenue
6.57%, 07/01/2045 150 263
Los Angeles Unified School District/CA
5.75%, 07/01/2034 80 113
5.76%, 07/01/2029 50 64
6.76%, 07/01/2034 530 797
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 250 406
San Diego County Water Authority
6.14%, 05/01/2049 260 406
Santa Clara Valley Transportation Authority
5.88%, 04/01/2032 25 32
State of California
3.50%, 04/01/2028 165 193
7.30%, 10/01/2039 375 619
7.35%, 11/01/2039 500 830
7.60%, 11/01/2040 180 326
7.63%, 03/01/2040 280 486
University of California
5.77%, 05/15/2043 200 289
$ 5,789
District of Columbia - 0.03%
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114 450 669
Georgia - 0.02%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 149 226
7.06%, 04/01/2057 197 285
$ 511
Illinois - 0.06%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 200 289
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 $ 70 $ 98
County of Cook IL
6.23%, 11/15/2034 102 144
State of Illinois
4.95%, 06/01/2023 21 22
5.10%, 06/01/2033 1,000 1,076
7.35%, 07/01/2035 70 83
$ 1,712
Kansas - 0.01%
State of Kansas Department of Transportation
4.60%, 09/01/2035 115 149
Nevada - 0.00%
County of Clark Department of Aviation
6.82%, 07/01/2045 25 42
New Jersey - 0.07%
New Jersey Economic Development
Authority (credit support from Assured Guaranty
Municipal Corp )
0.00%, 02/15/2023
(d),(i)
51 50
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(i)
700 902
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028 190 226
6.56%, 12/15/2040 210 290
New Jersey Turnpike Authority
7.10%, 01/01/2041 147 240
Rutgers The State University of New Jersey
5.67%, 05/01/2040 130 180
$ 1,888
New York - 0.10%
City of New York NY
5.52%, 10/01/2037 25 35
Metropolitan Transportation Authority
6.81%, 11/15/2040 135 180
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.51%, 08/01/2037 250 344
New York City Water & Sewer System
5.72%, 06/15/2042 270 415
5.95%, 06/15/2042 125 197
New York State Dormitory Authority
5.60%, 03/15/2040 435 607
Port Authority of New York & New Jersey
4.46%, 10/01/2062 400 532
4.96%, 08/01/2046 300 410
6.04%, 12/01/2029 50 67
$ 2,787
Ohio - 0.01%
American Municipal Power Inc
6.27%, 02/15/2050 69 98
Ohio State University/The
4.91%, 06/01/2040 125 173
$ 271
Pennsylvania - 0.02%
State Public School Building Authority
5.00%, 09/15/2027 500 606
Texas - 0.09%
City of San Antonio TX Electric & Gas Systems
Revenue
5.81%, 02/01/2041 135 204
Dallas Area Rapid Transit
5.02%, 12/01/2048 50 71

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Texas (continued)
Dallas Convention Center Hotel Development
Corp
7.09%, 01/01/2042 $ 70 $ 98
Dallas County Hospital District
5.62%, 08/15/2044 83 122
Dallas Independent School District (credit
support from Permanent School Fund Guarantee
Program )
6.45%, 02/15/2035
(i)
50 51
Grand Parkway Transportation Corp
5.18%, 10/01/2042 300 415
State of Texas
4.68%, 04/01/2040 100 135
5.52%, 04/01/2039 405 602
Texas Transportation Commission State Highway
Fund
5.18%, 04/01/2030 625 806
$ 2,504
Utah - 0.01%
State of Utah
3.54%, 07/01/2025 300 326
Wisconsin - 0.02%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(i)
330 388
TOTAL MUNICIPAL BONDS $ 17,642
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 63.44%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.87%
2.00%, 08/01/2029 $ 353 $ 371
2.00%, 10/01/2031 79 84
2.00%, 03/01/2032 153 160
2.50%, 10/01/2027 107 112
2.50%, 03/01/2028 239 250
2.50%, 06/01/2028 141 148
2.50%, 06/01/2028 326 341
2.50%, 07/01/2028 224 234
2.50%, 10/01/2028 139 145
2.50%, 10/01/2028 110 115
2.50%, 10/01/2029 292 306
2.50%, 12/01/2029 341 357
2.50%, 09/01/2030 591 618
2.50%, 01/01/2031 625 655
2.50%, 01/01/2031 69 72
2.50%, 02/01/2031 69 72
2.50%, 03/01/2031 200 209
2.50%, 12/01/2031 206 216
2.50%, 12/01/2031 231 242
2.50%, 02/01/2032 262 274
2.50%, 03/01/2032 338 353
2.50%, 11/01/2032 643 672
2.50%, 02/01/2033 203 212
2.50%, 03/01/2033 128 134
2.50%, 03/01/2033 558 583
2.50%, 04/01/2033 233 243
2.50%, 05/01/2033 108 113
2.50%, 06/01/2033 160 167
2.50%, 11/01/2036 128 136
2.50%, 02/01/2043 140 149
2.50%, 03/01/2043 108 115
3.00%, 01/01/2027 95 100
3.00%, 03/01/2027 76 80
3.00%, 05/01/2027 72 76
3.00%, 10/01/2028 241 253
3.00%, 07/01/2029 302 318
3.00%, 08/01/2029 130 137
3.00%, 10/01/2029 78 82
3.00%, 11/01/2029 133 140
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 07/01/2030 $ 302 $ 318
3.00%, 09/01/2030 406 427
3.00%, 11/01/2030 62 65
3.00%, 11/01/2030 129 136
3.00%, 01/01/2031 142 149
3.00%, 04/01/2031 222 233
3.00%, 02/01/2032 62 65
3.00%, 05/01/2032 98 104
3.00%, 12/01/2032 501 526
3.00%, 12/01/2032 447 469
3.00%, 01/01/2033 698 732
3.00%, 02/01/2033 409 430
3.00%, 03/01/2033 295 316
3.00%, 04/01/2033 176 186
3.00%, 04/01/2033 152 161
3.00%, 06/01/2033 108 114
3.00%, 09/01/2033 147 156
3.00%, 09/01/2033 156 166
3.00%, 12/01/2034 44 47
3.00%, 01/01/2035 31 33
3.00%, 02/01/2035 44 47
3.00%, 05/01/2035 387 408
3.00%, 02/01/2036 85 90
3.00%, 09/01/2036 79 85
3.00%, 02/01/2037 101 107
3.00%, 05/01/2037 132 139
3.00%, 06/01/2037 145 153
3.00%, 07/01/2037 220 231
3.00%, 09/01/2037 47 49
3.00%, 01/01/2043 187 203
3.00%, 01/01/2043 249 265
3.00%, 02/01/2043 1,035 1,103
3.00%, 03/01/2043 632 674
3.00%, 04/01/2043 225 239
3.00%, 05/01/2043 225 240
3.00%, 06/01/2043 402 426
3.00%, 07/01/2043 699 743
3.00%, 07/01/2043 367 391
3.00%, 07/01/2043 401 427
3.00%, 07/01/2043 672 715
3.00%, 08/01/2043 85 90
3.00%, 08/01/2043 126 135
3.00%, 08/01/2043 1,194 1,272
3.00%, 08/01/2043 231 246
3.00%, 09/01/2043 329 350
3.00%, 09/01/2043 221 235
3.00%, 09/01/2043 434 463
3.00%, 10/01/2043 127 135
3.00%, 10/01/2043 382 407
3.00%, 03/01/2045 445 469
3.00%, 04/01/2045 154 163
3.00%, 06/01/2045 558 588
3.00%, 07/01/2045 353 374
3.00%, 07/01/2045 331 349
3.00%, 08/01/2045 626 659
3.00%, 08/01/2045 221 234
3.00%, 08/01/2045 164 173
3.00%, 12/01/2045 897 944
3.00%, 03/01/2046 402 423
3.00%, 03/01/2046 135 142
3.00%, 04/01/2046 560 589
3.00%, 04/01/2046 59 62
3.00%, 05/01/2046 151 159
3.00%, 09/01/2046 651 685
3.00%, 10/01/2046 591 633
3.00%, 11/01/2046 1,063 1,116
3.00%, 11/01/2046 103 108
3.00%, 11/01/2046 615 646

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 11/01/2046 $ 727 $ 768
3.00%, 12/01/2046 769 810
3.00%, 12/01/2046 890 938
3.00%, 01/01/2047 1,197 1,263
3.00%, 03/01/2047 1,137 1,194
3.00%, 03/01/2048 509 533
3.50%, 10/01/2025 78 83
3.50%, 11/01/2025 109 115
3.50%, 12/01/2026 105 111
3.50%, 01/01/2029 104 111
3.50%, 01/01/2032 82 87
3.50%, 02/01/2032 50 53
3.50%, 03/01/2032 60 64
3.50%, 04/01/2032 60 65
3.50%, 08/01/2032 48 52
3.50%, 09/01/2033 231 245
3.50%, 01/01/2034 53 57
3.50%, 01/01/2035 114 123
3.50%, 02/01/2035 95 103
3.50%, 07/01/2035 133 144
3.50%, 09/01/2035 236 254
3.50%, 04/01/2037 68 73
3.50%, 06/01/2037 151 161
3.50%, 05/01/2041 258 276
3.50%, 02/01/2042 266 286
3.50%, 04/01/2042 85 92
3.50%, 06/01/2042 181 196
3.50%, 07/01/2042 287 309
3.50%, 07/01/2042 222 238
3.50%, 08/01/2042 129 140
3.50%, 08/01/2042 291 314
3.50%, 02/01/2044 473 511
3.50%, 06/01/2044 426 457
3.50%, 09/01/2044 233 250
3.50%, 02/01/2045 261 281
3.50%, 03/01/2045 376 403
3.50%, 06/01/2045 429 459
3.50%, 07/01/2045 715 766
3.50%, 09/01/2045 387 414
3.50%, 10/01/2045 437 468
3.50%, 11/01/2045 717 768
3.50%, 12/01/2045 572 612
3.50%, 12/01/2045 67 72
3.50%, 12/01/2045 453 484
3.50%, 01/01/2046 71 76
3.50%, 01/01/2046 200 216
3.50%, 03/01/2046 1,862 1,992
3.50%, 03/01/2046 363 392
3.50%, 04/01/2046 460 492
3.50%, 05/01/2046 495 533
3.50%, 06/01/2046 568 603
3.50%, 08/01/2046 399 428
3.50%, 04/01/2047 620 659
3.50%, 11/01/2047 664 703
3.50%, 11/01/2047 483 512
3.50%, 05/01/2048 87 92
3.50%, 06/01/2048 469 499
3.50%, 06/01/2048 309 329
3.50%, 09/01/2048 116 123
4.00%, 06/01/2025 70 75
4.00%, 07/01/2025 96 102
4.00%, 12/01/2030 26 28
4.00%, 08/01/2031 26 28
4.00%, 10/01/2031 39 43
4.00%, 11/01/2031 12 13
4.00%, 12/01/2031 19 21
4.00%, 11/01/2033 54 59
4.00%, 01/01/2034 90 98
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.00%, 07/01/2035 $ 37 $ 41
4.00%, 03/01/2037 156 169
4.00%, 05/01/2038 70 75
4.00%, 02/01/2041 155 170
4.00%, 06/01/2042 110 121
4.00%, 06/01/2042 86 95
4.00%, 08/01/2043 612 674
4.00%, 01/01/2044 94 103
4.00%, 02/01/2044 255 282
4.00%, 03/01/2044 92 101
4.00%, 04/01/2044 306 333
4.00%, 05/01/2044 77 84
4.00%, 07/01/2044 191 209
4.00%, 07/01/2044 254 277
4.00%, 10/01/2044 211 230
4.00%, 11/01/2044 469 517
4.00%, 12/01/2044 460 501
4.00%, 01/01/2045 131 143
4.00%, 02/01/2045 169 184
4.00%, 04/01/2045 161 175
4.00%, 05/01/2045 88 96
4.00%, 06/01/2045 184 201
4.00%, 07/01/2045 339 370
4.00%, 08/01/2045 72 78
4.00%, 08/01/2045 653 712
4.00%, 08/01/2045 57 62
4.00%, 09/01/2045 124 137
4.00%, 09/01/2045 754 818
4.00%, 10/01/2045 748 812
4.00%, 11/01/2045 465 504
4.00%, 12/01/2045 205 222
4.00%, 03/01/2047 603 653
4.00%, 08/01/2047 736 788
4.00%, 10/01/2047 466 500
4.00%, 12/01/2047 778 835
4.00%, 07/01/2048 524 559
4.00%, 08/01/2048 305 326
4.00%, 09/01/2048 363 388
4.50%, 08/01/2023 33 36
4.50%, 05/01/2024 34 37
4.50%, 02/01/2030 8 9
4.50%, 08/01/2030 6 7
4.50%, 05/01/2031 8 9
4.50%, 06/01/2031 57 64
4.50%, 06/01/2039 88 99
4.50%, 10/01/2039 65 73
4.50%, 10/01/2040 103 116
4.50%, 03/01/2041 273 307
4.50%, 03/01/2041 248 278
4.50%, 09/01/2041 105 113
4.50%, 11/01/2041 178 200
4.50%, 09/01/2043 150 168
4.50%, 11/01/2043 74 83
4.50%, 11/01/2043 115 129
4.50%, 01/01/2044 107 120
4.50%, 01/01/2044 71 78
4.50%, 03/01/2044 115 129
4.50%, 05/01/2044 183 204
4.50%, 07/01/2044 73 82
4.50%, 09/01/2044 73 82
4.50%, 10/01/2045 127 140
4.50%, 02/01/2046 366 399
4.50%, 03/01/2047 86 95
4.50%, 03/01/2047 375 412
4.50%, 04/01/2047 86 94
4.50%, 06/01/2047 189 206
4.50%, 09/01/2047 203 223
4.50%, 11/01/2047 50 54

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 05/01/2048 $ 188 $ 205
4.50%, 07/01/2048 351 381
4.50%, 11/01/2048 189 205
4.50%, 01/01/2049 688 747
4.50%, 05/01/2049 1,572 1,706
5.00%, 09/01/2023 27 30
5.00%, 04/01/2024 14 15
5.00%, 01/01/2025 52 58
5.00%, 12/01/2027 24 26
5.00%, 02/01/2030 4 4
5.00%, 03/01/2030 3 3
5.00%, 04/01/2034 89 102
5.00%, 06/01/2035 93 108
5.00%, 01/01/2038 157 182
5.00%, 11/01/2038 132 153
5.00%, 12/01/2038 142 165
5.00%, 09/01/2039 224 260
5.00%, 01/01/2040 139 161
5.00%, 05/01/2040 85 97
5.00%, 04/01/2041 92 105
5.00%, 06/01/2041 78 86
5.00%, 11/01/2041 285 323
5.00%, 11/01/2041 79 92
5.50%, 01/01/2028 54 60
5.50%, 04/01/2036 113 132
5.50%, 12/01/2036 88 103
5.50%, 12/01/2036 91 108
5.50%, 03/01/2039 132 155
5.50%, 04/01/2039 80 95
5.50%, 02/01/2040 121 142
5.50%, 06/01/2041 185 217
6.00%, 02/01/2027 6 7
$ 78,604
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17.22%
2.00%, 09/01/2028 101 106
2.00%, 05/01/2030 188 197
2.00%, 04/01/2032 87 91
2.00%, 01/01/2036
(j)
19,300 20,178
2.00%, 01/01/2051
(j)
53,500 55,575
2.50%, 01/01/2028 111 116
2.50%, 07/01/2028 144 151
2.50%, 08/01/2028 73 77
2.50%, 08/01/2028 140 147
2.50%, 09/01/2028 155 162
2.50%, 07/01/2029 85 89
2.50%, 07/01/2029 67 70
2.50%, 07/01/2029 212 222
2.50%, 09/01/2029 179 187
2.50%, 12/01/2029 81 85
2.50%, 01/01/2030 144 151
2.50%, 04/01/2030 175 183
2.50%, 05/01/2030 385 402
2.50%, 06/01/2030 237 248
2.50%, 08/01/2030 478 500
2.50%, 08/01/2030 115 120
2.50%, 01/01/2031 180 189
2.50%, 01/01/2031 177 185
2.50%, 02/01/2031 187 195
2.50%, 02/01/2031 256 267
2.50%, 05/01/2031 115 121
2.50%, 06/01/2031 196 204
2.50%, 11/01/2031 1,897 1,982
2.50%, 12/01/2031 310 324
2.50%, 01/01/2032 675 706
2.50%, 01/01/2032 377 394
2.50%, 02/01/2032 423 444
2.50%, 03/01/2032 112 117
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 03/01/2032 $ 182 $ 190
2.50%, 11/01/2032 32 34
2.50%, 12/01/2032 94 100
2.50%, 01/01/2033 135 141
2.50%, 02/01/2033 499 521
2.50%, 04/01/2033 980 1,023
2.50%, 07/01/2033 73 77
2.50%, 10/01/2034 1,123 1,172
2.50%, 02/01/2035 2,257 2,353
2.50%, 06/01/2035 3,753 3,914
2.50%, 01/01/2036
(j)
4,500 4,693
2.50%, 10/01/2036 87 91
2.50%, 10/01/2036 36 39
2.50%, 12/01/2036 160 169
2.50%, 07/01/2040 3,067 3,236
2.50%, 01/01/2043 411 440
2.50%, 08/01/2043 118 126
2.50%, 10/01/2043 258 275
2.50%, 12/01/2046 111 119
2.50%, 10/01/2050 4,734 5,008
2.50%, 01/01/2051
(j)
70,500 74,317
3.00%, 11/01/2026 84 88
3.00%, 02/01/2027 151 158
3.00%, 04/01/2027 767 816
3.00%, 08/01/2027 113 119
3.00%, 10/01/2028 289 304
3.00%, 11/01/2028 131 137
3.00%, 02/01/2029 99 104
3.00%, 03/01/2029 161 169
3.00%, 03/01/2029 116 122
3.00%, 04/01/2029 141 148
3.00%, 05/01/2029 141 149
3.00%, 06/01/2029 95 100
3.00%, 08/01/2029 86 90
3.00%, 10/01/2029 74 77
3.00%, 10/01/2029 77 81
3.00%, 10/01/2029 99 105
3.00%, 11/01/2029 76 80
3.00%, 01/01/2030 362 380
3.00%, 01/01/2030 153 161
3.00%, 01/01/2030 389 409
3.00%, 03/01/2030 238 251
3.00%, 06/01/2030 195 205
3.00%, 06/01/2030 211 222
3.00%, 09/01/2030 349 367
3.00%, 09/01/2030 79 83
3.00%, 10/01/2030 220 231
3.00%, 02/01/2031 92 97
3.00%, 04/01/2032 964 1,035
3.00%, 05/01/2032 129 136
3.00%, 08/01/2032 203 214
3.00%, 01/01/2033 38 40
3.00%, 02/01/2033 647 679
3.00%, 02/01/2033 2,183 2,292
3.00%, 08/01/2033 555 589
3.00%, 05/01/2034 205 214
3.00%, 05/01/2034 112 119
3.00%, 08/01/2034 417 447
3.00%, 10/01/2034 49 52
3.00%, 11/01/2034 133 141
3.00%, 12/01/2034 2,162 2,268
3.00%, 02/01/2035 131 139
3.00%, 02/01/2035 140 148
3.00%, 03/01/2035 62 65
3.00%, 04/01/2035 63 67
3.00%, 06/01/2035 156 165
3.00%, 07/01/2035 59 62

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 11/01/2035 $ 85 $ 90
3.00%, 07/01/2036 130 137
3.00%, 12/01/2036 199 210
3.00%, 12/01/2036 271 286
3.00%, 12/01/2036 405 426
3.00%, 02/01/2037 174 183
3.00%, 02/01/2037 27 28
3.00%, 04/01/2037 120 126
3.00%, 04/01/2037 86 90
3.00%, 07/01/2037 56 58
3.00%, 08/01/2037 89 94
3.00%, 09/01/2037 234 246
3.00%, 06/01/2040 2,660 2,819
3.00%, 04/01/2042 143 152
3.00%, 09/01/2042 73 78
3.00%, 12/01/2042 108 118
3.00%, 02/01/2043 653 696
3.00%, 02/01/2043 354 376
3.00%, 02/01/2043 392 428
3.00%, 04/01/2043 194 206
3.00%, 04/01/2043 271 288
3.00%, 04/01/2043 360 384
3.00%, 04/01/2043 195 207
3.00%, 04/01/2043 368 392
3.00%, 04/01/2043 288 305
3.00%, 04/01/2043 823 878
3.00%, 04/01/2043 285 303
3.00%, 04/01/2043 466 496
3.00%, 05/01/2043 39 41
3.00%, 05/01/2043 270 288
3.00%, 05/01/2043 368 390
3.00%, 05/01/2043 195 206
3.00%, 06/01/2043 370 394
3.00%, 06/01/2043 563 612
3.00%, 06/01/2043 621 659
3.00%, 06/01/2043 256 272
3.00%, 06/01/2043 325 344
3.00%, 07/01/2043 472 500
3.00%, 07/01/2043 200 213
3.00%, 07/01/2043 129 137
3.00%, 08/01/2043 87 93
3.00%, 08/01/2043 422 449
3.00%, 08/01/2043 626 667
3.00%, 08/01/2043 230 245
3.00%, 08/01/2043 86 90
3.00%, 08/01/2043 127 135
3.00%, 09/01/2043 515 550
3.00%, 09/01/2043 244 260
3.00%, 10/01/2043 653 695
3.00%, 10/01/2043 39 41
3.00%, 11/01/2043 208 222
3.00%, 11/01/2043 120 128
3.00%, 11/01/2043 84 90
3.00%, 01/01/2044 111 119
3.00%, 01/01/2045 360 380
3.00%, 05/01/2045 524 553
3.00%, 09/01/2045 69 73
3.00%, 10/01/2045 353 373
3.00%, 11/01/2045 73 76
3.00%, 11/01/2045 179 188
3.00%, 12/01/2045 435 458
3.00%, 01/01/2046 294 309
3.00%, 02/01/2046 519 547
3.00%, 02/01/2046 441 465
3.00%, 02/01/2046 209 220
3.00%, 04/01/2046 87 92
3.00%, 05/01/2046 216 228
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 05/01/2046 $ 265 $ 279
3.00%, 05/01/2046 79 83
3.00%, 06/01/2046 148 157
3.00%, 08/01/2046 451 474
3.00%, 08/01/2046 188 199
3.00%, 09/01/2046 235 247
3.00%, 09/01/2046 228 239
3.00%, 10/01/2046 1,032 1,086
3.00%, 10/01/2046 121 128
3.00%, 11/01/2046 100 105
3.00%, 11/01/2046 751 790
3.00%, 11/01/2046 629 662
3.00%, 11/01/2046 80 84
3.00%, 11/01/2046 545 571
3.00%, 11/01/2046 483 508
3.00%, 12/01/2046 1,464 1,539
3.00%, 12/01/2046 777 817
3.00%, 01/01/2047 321 338
3.00%, 01/01/2047 812 850
3.00%, 02/01/2047 146 153
3.00%, 02/01/2047 600 631
3.00%, 05/01/2047 301 317
3.00%, 10/01/2048 61 64
3.00%, 09/01/2049 4,661 4,896
3.00%, 10/01/2049 8,795 9,262
3.00%, 10/01/2049 1,477 1,554
3.00%, 11/01/2049 2,545 2,673
3.00%, 11/01/2049 740 776
3.00%, 11/01/2049 1,461 1,537
3.00%, 11/01/2049 2,828 3,038
3.00%, 03/01/2050 5,733 6,102
3.00%, 03/01/2050 7,084 7,547
3.00%, 06/01/2050 4,656 4,945
3.00%, 07/01/2050 2,860 3,000
3.00%, 07/01/2050 12,114 12,793
3.00%, 10/01/2050 3,855 4,058
3.50%, 10/01/2025 137 146
3.50%, 11/01/2025 74 79
3.50%, 11/01/2025 181 193
3.50%, 01/01/2026 165 175
3.50%, 03/01/2026 157 167
3.50%, 12/01/2026 139 148
3.50%, 02/01/2027 82 87
3.50%, 11/01/2028 136 146
3.50%, 12/01/2028 74 80
3.50%, 03/01/2029 120 129
3.50%, 01/01/2031 6 6
3.50%, 04/01/2031 12 13
3.50%, 02/01/2032 58 63
3.50%, 04/01/2032 52 56
3.50%, 05/01/2032 114 121
3.50%, 06/01/2032 218 238
3.50%, 07/01/2032 74 80
3.50%, 09/01/2032 112 121
3.50%, 12/01/2032 2,534 2,738
3.50%, 09/01/2033 56 60
3.50%, 09/01/2033 110 117
3.50%, 10/01/2033 118 127
3.50%, 10/01/2033 370 393
3.50%, 11/01/2033 122 132
3.50%, 01/01/2034 82 89
3.50%, 06/01/2034 142 154
3.50%, 08/01/2034 37 40
3.50%, 11/01/2034 88 96
3.50%, 02/01/2035 1,643 1,755
3.50%, 12/01/2035 179 192
3.50%, 07/01/2036 200 215

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2037 $ 139 $ 148
3.50%, 03/01/2037 169 179
3.50%, 05/01/2037 33 35
3.50%, 07/01/2037 71 75
3.50%, 10/01/2037 84 89
3.50%, 01/01/2038 232 246
3.50%, 01/01/2041 718 774
3.50%, 03/01/2041 974 1,052
3.50%, 10/01/2041 91 97
3.50%, 12/01/2041 276 299
3.50%, 12/01/2041 298 321
3.50%, 01/01/2042 104 112
3.50%, 03/01/2042 250 272
3.50%, 03/01/2042 69 74
3.50%, 03/01/2042 96 103
3.50%, 05/01/2042 79 85
3.50%, 05/01/2042 462 497
3.50%, 07/01/2042 129 139
3.50%, 07/01/2042 73 79
3.50%, 10/01/2042 553 597
3.50%, 04/01/2043 156 170
3.50%, 05/01/2043 175 190
3.50%, 05/01/2043 370 404
3.50%, 05/01/2043 485 528
3.50%, 06/01/2043 405 443
3.50%, 07/01/2043 206 225
3.50%, 07/01/2043 529 571
3.50%, 08/01/2043 386 415
3.50%, 08/01/2043 108 118
3.50%, 09/01/2043 130 141
3.50%, 12/01/2043 132 142
3.50%, 01/01/2044 1,287 1,413
3.50%, 02/01/2044 120 130
3.50%, 07/01/2044 766 827
3.50%, 10/01/2044 140 150
3.50%, 10/01/2044 355 381
3.50%, 11/01/2044 367 394
3.50%, 12/01/2044 353 379
3.50%, 12/01/2044 77 83
3.50%, 12/01/2044 288 308
3.50%, 01/01/2045 385 411
3.50%, 04/01/2045 353 378
3.50%, 05/01/2045 139 148
3.50%, 07/01/2045 71 76
3.50%, 07/01/2045 381 408
3.50%, 08/01/2045 376 402
3.50%, 08/01/2045 415 444
3.50%, 09/01/2045 457 492
3.50%, 09/01/2045 516 553
3.50%, 09/01/2045 208 222
3.50%, 11/01/2045 337 361
3.50%, 11/01/2045 174 186
3.50%, 12/01/2045 598 640
3.50%, 12/01/2045 427 457
3.50%, 12/01/2045 321 343
3.50%, 01/01/2046 504 537
3.50%, 01/01/2046 668 713
3.50%, 02/01/2046 129 137
3.50%, 02/01/2046 285 304
3.50%, 03/01/2046 446 476
3.50%, 03/01/2046 446 476
3.50%, 05/01/2046 505 539
3.50%, 06/01/2046 80 86
3.50%, 07/01/2046 431 459
3.50%, 09/01/2046 378 404
3.50%, 11/01/2046 690 739
3.50%, 12/01/2046 444 474
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 01/01/2047 $ 898 $ 958
3.50%, 02/01/2047 696 740
3.50%, 03/01/2047 76 81
3.50%, 09/01/2047 212 225
3.50%, 11/01/2047 933 989
3.50%, 01/01/2048 843 893
3.50%, 02/01/2048 794 843
3.50%, 02/01/2048 93 99
3.50%, 03/01/2048 570 604
3.50%, 04/01/2048 357 379
3.50%, 10/01/2048 87 92
3.50%, 10/01/2048 63 67
3.50%, 04/01/2049 873 926
3.50%, 06/01/2049 1,204 1,272
3.50%, 06/01/2049 884 936
3.50%, 06/01/2049 1,849 1,950
3.50%, 07/01/2049 1,831 1,935
3.50%, 07/01/2049 3,307 3,493
3.50%, 07/01/2049 2,585 2,737
3.50%, 08/01/2049 2,577 2,722
3.50%, 09/01/2049 1,790 1,907
3.50%, 11/01/2049 7,998 8,519
3.50%, 11/01/2049 3,323 3,513
3.50%, 11/01/2049 3,006 3,177
3.50%, 05/01/2050 4,566 4,824
3.50%, 09/01/2050 2,893 3,102
4.00%, 07/01/2025 112 118
4.00%, 04/01/2029 3 3
4.00%, 10/01/2030 9 10
4.00%, 12/01/2030 80 86
4.00%, 02/01/2031 27 29
4.00%, 03/01/2031 593 631
4.00%, 07/01/2031 17 19
4.00%, 10/01/2031 72 78
4.00%, 11/01/2031 17 18
4.00%, 12/01/2031 14 15
4.00%, 01/01/2032 20 22
4.00%, 09/01/2033 148 162
4.00%, 01/01/2036 148 163
4.00%, 02/01/2036 97 106
4.00%, 06/01/2036 84 92
4.00%, 01/01/2037 118 129
4.00%, 02/01/2037 266 287
4.00%, 07/01/2038 241 258
4.00%, 02/01/2039 68 73
4.00%, 10/01/2039 111 120
4.00%, 01/01/2041 273 300
4.00%, 02/01/2041 73 80
4.00%, 02/01/2041 209 229
4.00%, 09/01/2041 111 122
4.00%, 02/01/2043 91 99
4.00%, 12/01/2043 101 111
4.00%, 01/01/2044 289 316
4.00%, 06/01/2044 154 168
4.00%, 06/01/2044 259 284
4.00%, 07/01/2044 214 233
4.00%, 07/01/2044 263 287
4.00%, 09/01/2044 115 126
4.00%, 10/01/2044 177 194
4.00%, 10/01/2044 413 451
4.00%, 11/01/2044 190 208
4.00%, 12/01/2044 284 313
4.00%, 12/01/2044 49 54
4.00%, 01/01/2045 95 103
4.00%, 02/01/2045 116 126
4.00%, 02/01/2045 156 170
4.00%, 02/01/2045 272 296

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2045 $ 212 $ 230
4.00%, 07/01/2045 166 181
4.00%, 09/01/2045 277 301
4.00%, 10/01/2045 256 279
4.00%, 10/01/2045 70 75
4.00%, 11/01/2045 114 123
4.00%, 11/01/2045 377 411
4.00%, 12/01/2045 182 199
4.00%, 12/01/2045 90 99
4.00%, 01/01/2046 376 413
4.00%, 02/01/2046 287 310
4.00%, 02/01/2046 84 91
4.00%, 03/01/2046 122 133
4.00%, 03/01/2046 76 82
4.00%, 04/01/2046 190 206
4.00%, 07/01/2046 370 399
4.00%, 04/01/2047 611 658
4.00%, 06/01/2047 487 524
4.00%, 08/01/2047 690 740
4.00%, 08/01/2047 362 389
4.00%, 08/01/2047 91 98
4.00%, 08/01/2047 551 593
4.00%, 09/01/2047 633 679
4.00%, 11/01/2047 1,223 1,313
4.00%, 01/01/2048 978 1,053
4.00%, 02/01/2048 458 491
4.00%, 03/01/2048 227 243
4.00%, 03/01/2048 7,995 8,610
4.00%, 05/01/2048 1,750 1,882
4.00%, 06/01/2048 398 426
4.00%, 06/01/2048 1,035 1,110
4.00%, 07/01/2048 288 308
4.00%, 08/01/2048 172 183
4.00%, 08/01/2048 147 157
4.00%, 09/01/2048 568 606
4.00%, 09/01/2048 487 521
4.00%, 01/01/2049 4,485 4,881
4.00%, 01/01/2049 2,966 3,195
4.00%, 03/01/2049 396 423
4.00%, 04/01/2049 688 735
4.00%, 04/01/2049 589 629
4.00%, 07/01/2049 2,075 2,217
4.00%, 08/01/2049 1,860 1,985
4.00%, 10/01/2049 758 826
4.00%, 10/01/2049 1,767 1,894
4.00%, 11/01/2049 1,323 1,417
4.00%, 04/01/2050 4,119 4,478
4.50%, 07/01/2029 1 1
4.50%, 02/01/2030 8 8
4.50%, 04/01/2030 3 3
4.50%, 08/01/2030 53 59
4.50%, 09/01/2030 44 48
4.50%, 01/01/2031 9 10
4.50%, 04/01/2031 5 6
4.50%, 05/01/2031 8 9
4.50%, 07/01/2031 36 40
4.50%, 08/01/2031 19 21
4.50%, 02/01/2035 79 87
4.50%, 08/01/2040 134 149
4.50%, 08/01/2040 65 73
4.50%, 06/01/2041 90 100
4.50%, 09/01/2041 146 163
4.50%, 09/01/2043 86 96
4.50%, 10/01/2043 151 167
4.50%, 01/01/2044 329 368
4.50%, 01/01/2044 432 484
4.50%, 02/01/2044 198 221
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 03/01/2044 $ 114 $ 128
4.50%, 03/01/2044 137 149
4.50%, 05/01/2044 82 92
4.50%, 05/01/2044 107 119
4.50%, 05/01/2044 400 443
4.50%, 06/01/2044 213 238
4.50%, 08/01/2044 148 165
4.50%, 08/01/2044 167 186
4.50%, 12/01/2044 278 311
4.50%, 04/01/2046 166 183
4.50%, 08/01/2046 148 162
4.50%, 01/01/2047 113 125
4.50%, 02/01/2047 91 100
4.50%, 02/01/2047 204 223
4.50%, 03/01/2047 178 197
4.50%, 10/01/2047 165 180
4.50%, 11/01/2047 316 345
4.50%, 02/01/2048 242 263
4.50%, 04/01/2048 719 785
4.50%, 05/01/2048 432 469
4.50%, 07/01/2048 5,898 6,434
4.50%, 08/01/2048 75 81
4.50%, 08/01/2048 127 138
4.50%, 10/01/2048 678 735
4.50%, 10/01/2048 1,447 1,568
4.50%, 12/01/2048 3,135 3,425
4.50%, 03/01/2049 5,127 5,563
4.50%, 04/01/2049 585 635
4.50%, 05/01/2049 3,895 4,258
4.50%, 07/01/2049 799 867
4.50%, 07/01/2049 1,506 1,635
4.50%, 09/01/2049 5,908 6,411
4.50%, 09/01/2049 1,023 1,110
5.00%, 07/01/2024 2 3
5.00%, 04/01/2029 6 7
5.00%, 09/01/2029 79 88
5.00%, 03/01/2030 10 11
5.00%, 08/01/2030 13 15
5.00%, 07/01/2035 104 121
5.00%, 04/01/2037 175 202
5.00%, 01/01/2039 222 258
5.00%, 07/01/2039 94 109
5.00%, 07/01/2039 98 114
5.00%, 02/01/2041 113 130
5.00%, 02/01/2041 197 229
5.00%, 05/01/2042 261 303
5.00%, 03/01/2044 192 216
5.00%, 03/01/2044 119 133
5.00%, 05/01/2044 97 109
5.00%, 11/01/2044 156 175
5.00%, 04/01/2048 195 215
5.00%, 09/01/2048 1,585 1,755
5.00%, 05/01/2049 140 155
5.00%, 06/01/2049 999 1,104
5.00%, 07/01/2049 516 577
5.00%, 08/01/2049 626 697
5.50%, 01/01/2023 1 2
5.50%, 07/01/2023 2 2
5.50%, 08/01/2023 19 21
5.50%, 10/01/2023 24 27
5.50%, 11/01/2023 31 35
5.50%, 02/01/2026 34 38
5.50%, 03/01/2027 33 37
5.50%, 06/01/2028 3 4
5.50%, 09/01/2028 1 1
5.50%, 01/01/2029 16 18
5.50%, 01/01/2029 2 3

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
5.50%, 12/01/2029 $ 8 $ 9
5.50%, 11/01/2035 155 183
5.50%, 12/01/2036 78 92
5.50%, 03/01/2037 114 133
5.50%, 08/01/2037 82 96
5.50%, 08/01/2037 105 123
5.50%, 08/01/2037 87 102
5.50%, 05/01/2038 149 175
5.50%, 06/01/2038 74 88
6.00%, 05/01/2041 144 171
6.50%, 01/01/2038 79 90
$ 470,938
Government National Mortgage Association (GNMA) - 6.65%
2.00%, 01/01/2051 11,000 11,503
2.50%, 03/20/2028 71 74
2.50%, 07/20/2028 71 74
2.50%, 03/20/2031 87 91
2.50%, 05/20/2032 117 123
2.50%, 07/20/2043 145 156
2.50%, 06/20/2045 88 94
2.50%, 12/20/2046 209 222
2.50%, 01/20/2047 319 339
2.50%, 01/01/2051 35,000 37,051
3.00%, 07/20/2030 149 157
3.00%, 01/20/2031 91 96
3.00%, 07/20/2032 120 127
3.00%, 01/20/2033 57 60
3.00%, 09/20/2042 942 1,007
3.00%, 10/15/2042 199 209
3.00%, 12/20/2042 267 287
3.00%, 01/20/2043 376 403
3.00%, 03/20/2043 504 538
3.00%, 03/20/2043 176 190
3.00%, 04/20/2043 655 699
3.00%, 06/15/2043 207 218
3.00%, 06/20/2043 143 153
3.00%, 07/15/2043 73 77
3.00%, 08/15/2043 132 139
3.00%, 08/15/2043 171 180
3.00%, 08/20/2043 68 72
3.00%, 09/20/2043 258 275
3.00%, 10/20/2043 133 142
3.00%, 11/20/2043 99 106
3.00%, 03/20/2044 193 206
3.00%, 08/20/2044 742 791
3.00%, 11/15/2044 247 277
3.00%, 11/20/2044 274 291
3.00%, 12/20/2044 295 315
3.00%, 02/15/2045 227 249
3.00%, 05/20/2045 269 288
3.00%, 07/15/2045 109 114
3.00%, 07/20/2045 2,081 2,218
3.00%, 08/15/2045 182 202
3.00%, 08/20/2045 614 654
3.00%, 10/20/2045 571 608
3.00%, 11/20/2045 330 352
3.00%, 12/20/2045 469 499
3.00%, 01/20/2046 120 127
3.00%, 02/20/2046 158 168
3.00%, 03/20/2046 782 833
3.00%, 04/20/2046 525 559
3.00%, 05/20/2046 472 502
3.00%, 06/20/2046 713 760
3.00%, 07/20/2046 2,142 2,282
3.00%, 08/20/2046 1,465 1,561
3.00%, 09/20/2046 858 915
3.00%, 10/20/2046 560 596
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.00%, 11/20/2046 $ 283 $ 306
3.00%, 11/20/2046 850 905
3.00%, 12/20/2046 1,023 1,090
3.00%, 01/20/2047 678 723
3.00%, 07/20/2047 33 35
3.00%, 10/20/2047 762 808
3.00%, 11/20/2047 363 385
3.00%, 12/20/2047 1,170 1,236
3.00%, 01/20/2048 508 538
3.00%, 02/20/2048 547 572
3.00%, 03/20/2048 511 535
3.00%, 11/20/2049 21,657 22,719
3.50%, 09/20/2028 95 101
3.50%, 04/20/2042 642 699
3.50%, 05/20/2042 674 734
3.50%, 06/20/2042 188 204
3.50%, 07/20/2042 750 817
3.50%, 10/20/2042 456 496
3.50%, 01/15/2043 239 255
3.50%, 01/20/2043 236 257
3.50%, 02/20/2043 724 795
3.50%, 03/20/2043 682 743
3.50%, 03/20/2043 308 342
3.50%, 04/15/2043 88 96
3.50%, 04/20/2043 671 731
3.50%, 04/20/2043 472 515
3.50%, 07/20/2043 802 874
3.50%, 08/15/2043 68 72
3.50%, 08/20/2043 630 687
3.50%, 09/20/2043 414 452
3.50%, 07/20/2044 505 547
3.50%, 08/20/2044 529 573
3.50%, 09/20/2044 197 213
3.50%, 10/20/2044 212 230
3.50%, 11/20/2044 231 250
3.50%, 12/20/2044 256 276
3.50%, 02/20/2045 253 275
3.50%, 05/20/2045 350 378
3.50%, 06/20/2045 71 77
3.50%, 07/20/2045 523 563
3.50%, 08/20/2045 239 257
3.50%, 09/20/2045 129 139
3.50%, 10/20/2045 963 1,048
3.50%, 11/20/2045 778 838
3.50%, 12/20/2045 495 533
3.50%, 01/20/2046 1,251 1,347
3.50%, 02/20/2046 69 74
3.50%, 03/20/2046 6,492 7,009
3.50%, 04/20/2046 508 548
3.50%, 05/20/2046 696 754
3.50%, 06/20/2046 3,075 3,346
3.50%, 07/15/2046 63 67
3.50%, 07/20/2046 370 400
3.50%, 08/20/2046 1,633 1,762
3.50%, 09/20/2046 665 717
3.50%, 10/20/2046 793 855
3.50%, 11/20/2046 609 656
3.50%, 12/20/2046 640 686
3.50%, 01/20/2047 680 730
3.50%, 02/20/2047 405 435
3.50%, 03/20/2047 561 602
3.50%, 04/20/2047 1,363 1,463
3.50%, 05/20/2047 409 438
3.50%, 06/20/2047 637 682
3.50%, 07/20/2047 1,168 1,254
3.50%, 08/20/2047 1,855 1,988
3.50%, 09/20/2047 139 150
3.50%, 10/20/2047 468 503

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 11/20/2047 $ 608 $ 651
3.50%, 12/20/2047 696 744
3.50%, 01/20/2048 1,012 1,088
3.50%, 02/20/2048 154 166
3.50%, 07/20/2048 299 320
4.00%, 08/15/2040 56 61
4.00%, 12/20/2040 29 32
4.00%, 08/15/2041 41 44
4.00%, 11/15/2041 79 85
4.00%, 03/15/2042 126 134
4.00%, 03/20/2042 131 145
4.00%, 04/20/2042 114 126
4.00%, 05/15/2042 96 102
4.00%, 10/20/2043 67 75
4.00%, 11/20/2043 156 172
4.00%, 02/20/2044 373 412
4.00%, 03/15/2044 129 140
4.00%, 05/20/2044 244 269
4.00%, 06/20/2044 180 198
4.00%, 07/20/2044 728 804
4.00%, 08/20/2044 513 566
4.00%, 09/20/2044 468 516
4.00%, 10/20/2044 621 686
4.00%, 11/20/2044 279 308
4.00%, 12/20/2044 497 549
4.00%, 01/20/2045 413 455
4.00%, 04/20/2045 263 291
4.00%, 05/15/2045 93 101
4.00%, 07/20/2045 107 118
4.00%, 08/20/2045 288 315
4.00%, 09/20/2045 414 454
4.00%, 10/20/2045 218 239
4.00%, 11/20/2045 79 86
4.00%, 12/15/2045 91 99
4.00%, 12/20/2045 197 216
4.00%, 01/20/2046 125 137
4.00%, 02/20/2046 181 198
4.00%, 04/20/2046 300 329
4.00%, 05/20/2046 148 162
4.00%, 07/20/2046 319 348
4.00%, 01/20/2047 663 719
4.00%, 02/20/2047 539 584
4.00%, 03/20/2047 511 551
4.00%, 05/20/2047 687 740
4.00%, 06/20/2047 683 737
4.00%, 07/20/2047 1,727 1,860
4.00%, 08/20/2047 80 86
4.00%, 09/20/2047 5,314 5,728
4.00%, 10/20/2047 392 425
4.50%, 02/15/2039 109 122
4.50%, 05/15/2039 80 89
4.50%, 11/15/2039 227 272
4.50%, 04/15/2040 246 275
4.50%, 01/20/2041 33 36
4.50%, 02/20/2041 32 36
4.50%, 03/20/2041 25 28
4.50%, 07/15/2041 110 121
4.50%, 05/20/2043 119 132
4.50%, 06/20/2043 118 132
4.50%, 10/20/2043 105 117
4.50%, 11/20/2043 336 374
4.50%, 03/20/2044 470 525
4.50%, 04/20/2044 21 23
4.50%, 05/20/2044 341 380
4.50%, 07/20/2044 177 198
4.50%, 12/20/2044 73 82
4.50%, 02/20/2045 193 215
4.50%, 03/20/2045 83 93
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
4.50%, 04/20/2045 $ 105 $ 117
4.50%, 06/20/2046 107 120
4.50%, 12/20/2046 326 364
4.50%, 02/20/2047 209 229
4.50%, 04/20/2047 157 172
4.50%, 06/15/2047 172 191
4.50%, 08/20/2047 333 362
4.50%, 10/20/2047 162 176
4.50%, 02/20/2048 2,933 3,192
4.50%, 05/20/2048 2,230 2,414
4.50%, 08/20/2048 550 596
4.50%, 10/20/2048 349 378
4.50%, 11/20/2048 534 578
4.50%, 12/20/2048 155 167
5.00%, 07/15/2035 75 84
5.00%, 04/15/2041 228 260
5.00%, 08/20/2041 68 78
5.00%, 04/20/2042 57 65
5.00%, 12/20/2042 168 192
5.00%, 07/20/2043 100 115
5.00%, 02/20/2044 106 121
5.00%, 03/20/2044 68 77
5.00%, 12/20/2045 90 103
5.00%, 03/20/2048 116 128
5.00%, 06/20/2048 2,420 2,647
5.00%, 10/20/2048 187 204
5.50%, 01/15/2040 79 92
5.50%, 06/20/2040 45 52
5.50%, 01/20/2041 157 184
5.50%, 10/20/2042 67 78
5.50%, 09/20/2043 74 86
6.00%, 04/15/2035 8 9
$ 181,866
U.S. Treasury - 36.70%
0.13%, 04/30/2022 4,000 4,001
0.13%, 05/31/2022 11,410 11,412
0.13%, 06/30/2022 165 165
0.13%, 07/31/2022 780 780
0.13%, 08/31/2022 3,650 3,650
0.13%, 09/30/2022 2,320 2,320
0.13%, 10/31/2022 3,100 3,101
0.13%, 11/30/2022 7,125 7,126
0.13%, 05/15/2023 11,175 11,172
0.13%, 09/15/2023 4,650 4,646
0.25%, 04/15/2023 8,470 8,491
0.25%, 06/15/2023 4,000 4,010
0.25%, 05/31/2025 2,360 2,355
0.25%, 06/30/2025 2,210 2,204
0.25%, 07/31/2025 6,455 6,436
0.25%, 08/31/2025 470 468
0.25%, 09/30/2025 12,000 11,955
0.38%, 04/30/2025 8,100 8,129
0.38%, 11/30/2025 4,675 4,680
0.38%, 07/31/2027 1,435 1,416
0.38%, 09/30/2027 3,705 3,648
0.50%, 03/15/2023 1,725 1,739
0.50%, 03/31/2025 4,250 4,289
0.50%, 04/30/2027 4,440 4,429
0.50%, 05/31/2027 3,290 3,278
0.50%, 06/30/2027 2,265 2,256
0.50%, 10/31/2027 3,810 3,780
0.63%, 03/31/2027 5,975 6,011
0.63%, 11/30/2027 2,250 2,250
0.63%, 12/31/2027 2,500 2,496
0.63%, 05/15/2030 6,630 6,482
0.63%, 08/15/2030 7,385 7,200
0.88%, 11/15/2030 3,665 3,653
1.13%, 02/28/2025 8,950 9,266

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.13%, 02/28/2027 $ 5,720 $ 5,932
1.13%, 05/15/2040 3,760 3,570
1.13%, 08/15/2040 2,500 2,367
1.25%, 07/31/2023 5,000 5,142
1.25%, 08/31/2024 7,600 7,884
1.25%, 05/15/2050 4,505 4,087
1.38%, 10/15/2022 7,645 7,815
1.38%, 06/30/2023 4,050 4,174
1.38%, 08/31/2023 13,785 14,235
1.38%, 09/30/2023 2,220 2,295
1.38%, 08/31/2026 3,400 3,576
1.38%, 08/15/2050 5,330 4,992
1.50%, 01/31/2022 3,104 3,150
1.50%, 08/15/2022 850 869
1.50%, 02/28/2023 2,995 3,083
1.50%, 03/31/2023 3,340 3,442
1.50%, 09/30/2024 5,950 6,231
1.50%, 10/31/2024 1,000 1,048
1.50%, 11/30/2024 7,880 8,263
1.50%, 08/15/2026 15,150 16,042
1.50%, 02/15/2030 5,660 5,988
1.63%, 08/15/2022 1,990 2,038
1.63%, 08/31/2022 10,885 11,155
1.63%, 11/15/2022 2,790 2,868
1.63%, 12/15/2022 4,385 4,513
1.63%, 04/30/2023 3,000 3,103
1.63%, 10/31/2023 3,160 3,292
1.63%, 02/15/2026 3,315 3,526
1.63%, 05/15/2026 3,345 3,562
1.63%, 09/30/2026 1,265 1,349
1.63%, 11/30/2026 1,500 1,600
1.63%, 08/15/2029 3,750 4,012
1.63%, 11/15/2050 3,340 3,327
1.75%, 02/28/2022 920 937
1.75%, 03/31/2022 4,435 4,525
1.75%, 04/30/2022 3,335 3,407
1.75%, 05/15/2022 3,430 3,506
1.75%, 05/31/2022 5,280 5,401
1.75%, 06/15/2022 2,000 2,047
1.75%, 06/30/2022 3,860 3,954
1.75%, 07/15/2022 10,800 11,070
1.75%, 09/30/2022 1,640 1,686
1.75%, 01/31/2023 2,560 2,646
1.75%, 05/15/2023 2,517 2,613
1.75%, 06/30/2024 3,970 4,184
1.75%, 12/31/2024 5,620 5,953
1.75%, 11/15/2029 9,045 9,775
1.88%, 01/31/2022 3,580 3,648
1.88%, 02/28/2022 3,000 3,061
1.88%, 03/31/2022 6,700 6,847
1.88%, 04/30/2022 3,640 3,725
1.88%, 05/31/2022 1,200 1,230
1.88%, 07/31/2022 3,640 3,741
1.88%, 08/31/2022 3,810 3,920
1.88%, 10/31/2022 4,000 4,128
1.88%, 08/31/2024 4,000 4,241
1.88%, 07/31/2026 7,400 7,989
2.00%, 02/15/2022 1,545 1,577
2.00%, 07/31/2022 3,331 3,429
2.00%, 10/31/2022 4,050 4,188
2.00%, 11/30/2022 3,615 3,745
2.00%, 02/15/2023 4,597 4,778
2.00%, 04/30/2024 4,035 4,277
2.00%, 05/31/2024 6,765 7,179
2.00%, 06/30/2024 5,195 5,520
2.00%, 02/15/2025 8,570 9,176
2.00%, 08/15/2025 4,850 5,224
2.00%, 11/15/2026 1,690 1,839
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.00%, 02/15/2050 $ 4,900 $ 5,322
2.13%, 05/15/2022 4,160 4,274
2.13%, 06/30/2022 4,365 4,496
2.13%, 12/31/2022 6,600 6,863
2.13%, 03/31/2024 3,525 3,745
2.13%, 07/31/2024 5,810 6,207
2.13%, 09/30/2024 4,770 5,106
2.13%, 11/30/2024 4,460 4,785
2.13%, 05/15/2025 8,950 9,660
2.13%, 05/31/2026 2,000 2,183
2.25%, 04/15/2022 4,315 4,433
2.25%, 12/31/2023 3,655 3,883
2.25%, 01/31/2024 1,475 1,569
2.25%, 04/30/2024 4,850 5,180
2.25%, 10/31/2024 3,336 3,592
2.25%, 11/15/2024 8,963 9,656
2.25%, 12/31/2024 3,000 3,238
2.25%, 11/15/2025 2,500 2,730
2.25%, 03/31/2026 5,000 5,484
2.25%, 02/15/2027 8,160 9,020
2.25%, 08/15/2027 5,535 6,137
2.25%, 11/15/2027 9,840 10,926
2.25%, 08/15/2046 4,700 5,365
2.25%, 08/15/2049 6,380 7,301
2.38%, 03/15/2022 4,230 4,344
2.38%, 01/31/2023 4,235 4,432
2.38%, 02/29/2024 4,635 4,955
2.38%, 08/15/2024 4,595 4,952
2.38%, 04/30/2026 5,000 5,521
2.38%, 05/15/2027 15,430 17,211
2.38%, 05/15/2029 8,350 9,437
2.38%, 11/15/2049 5,505 6,467
2.50%, 01/15/2022 4,200 4,303
2.50%, 02/15/2022 4,295 4,409
2.50%, 03/31/2023 4,560 4,802
2.50%, 08/15/2023 13,632 14,470
2.50%, 01/31/2024 4,530 4,853
2.50%, 05/15/2024 3,066 3,304
2.50%, 01/31/2025 3,300 3,599
2.50%, 02/15/2045 5,035 6,004
2.50%, 02/15/2046 2,925 3,494
2.50%, 05/15/2046 4,425 5,286
2.63%, 06/30/2023 4,360 4,628
2.63%, 03/31/2025 1,805 1,983
2.63%, 12/31/2025 5,000 5,560
2.63%, 02/15/2029 6,785 7,789
2.75%, 04/30/2023 4,205 4,459
2.75%, 08/31/2023 3,000 3,207
2.75%, 11/15/2023 5,656 6,076
2.75%, 02/15/2024 5,336 5,764
2.75%, 02/28/2025 3,535 3,896
2.75%, 06/30/2025 1,280 1,419
2.75%, 08/31/2025 5,225 5,810
2.75%, 02/15/2028 9,145 10,487
2.75%, 08/15/2042 1,591 1,972
2.75%, 11/15/2042 2,610 3,234
2.75%, 08/15/2047 6,290 7,886
2.75%, 11/15/2047 1,375 1,726
2.88%, 10/31/2023 3,000 3,230
2.88%, 11/30/2023 2,935 3,166
2.88%, 04/30/2025 2,475 2,750
2.88%, 05/31/2025 4,120 4,584
2.88%, 07/31/2025 2,000 2,233
2.88%, 11/30/2025 3,435 3,857
2.88%, 05/15/2028 4,400 5,098
2.88%, 08/15/2028 5,140 5,971
2.88%, 05/15/2043 5,703 7,210
2.88%, 08/15/2045 4,255 5,414

Schedule of Investments
Bond Market Index Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.88%, 11/15/2046 $ 850 $ 1,086
2.88%, 05/15/2049 5,720 7,385
3.00%, 09/30/2025 820 923
3.00%, 10/31/2025 4,500 5,073
3.00%, 05/15/2042 1,200 1,543
3.00%, 11/15/2044 4,995 6,465
3.00%, 05/15/2045 4,260 5,527
3.00%, 11/15/2045 3,500 4,555
3.00%, 02/15/2047 4,540 5,936
3.00%, 05/15/2047 3,400 4,453
3.00%, 02/15/2048 4,050 5,317
3.00%, 08/15/2048 3,700 4,867
3.00%, 02/15/2049 4,115 5,428
3.13%, 11/15/2028 4,855 5,748
3.13%, 11/15/2041 1,700 2,223
3.13%, 02/15/2042 1,300 1,705
3.13%, 02/15/2043 4,020 5,273
3.13%, 08/15/2044 4,060 5,355
3.13%, 05/15/2048 4,020 5,396
3.38%, 05/15/2044 3,425 4,684
3.38%, 11/15/2048 6,575 9,235
3.50%, 02/15/2039 1,170 1,589
3.63%, 08/15/2043 3,570 5,042
3.63%, 02/15/2044 5,760 8,156
3.75%, 11/15/2043 1,165 1,677
3.88%, 08/15/2040 1,669 2,393
4.25%, 11/15/2040 1,135 1,705
4.38%, 11/15/2039 1,175 1,777
4.38%, 05/15/2040 1,489 2,259
4.38%, 05/15/2041 1,660 2,545
4.50%, 02/15/2036 4,490 6,590
4.50%, 05/15/2038 710 1,072
4.50%, 08/15/2039 1,235 1,890
4.63%, 02/15/2040 1,100 1,715
4.75%, 02/15/2037 2,290 3,491
4.75%, 02/15/2041 2,628 4,198
5.25%, 11/15/2028 2,415 3,256
5.25%, 02/15/2029 2,000 2,711
5.38%, 02/15/2031 3,616 5,198
6.00%, 02/15/2026 2,000 2,573
6.13%, 11/15/2027 2,225 3,056
6.13%, 08/15/2029 1,000 1,449
6.25%, 05/15/2030 1,500 2,236
6.38%, 08/15/2027 1,830 2,523
6.88%, 08/15/2025 1,000 1,301
$ 1,003,976
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,735,384
Total Investments $ 2,936,691
Other Assets and Liabilities -  (7.36)% (201,432)
TOTAL NET ASSETS - 100.00% $ 2,735,259
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,906 or
0.18% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,018 or 0.59% of net assets.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(j) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Government 41.57%
Mortgage Securities 28.33%
Money Market Funds 8.70%
Financial 8.43%
Consumer, Non-cyclical 4.85%
Communications 2.72%
Energy 2.19%
Utilities 2.12%
Industrial 2.00%
Technology 1.87%
Investment Companies 1.64%
Consumer, Cyclical 1.38%
Basic Materials 0.65%
Revenue Bonds 0.39%
Asset Backed Securities 0.26%
General Obligation Unlimited 0.21%
Insured 0.05%
General Obligation Limited 0.00%
Other Assets and Liabilities
(7.36)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 81,892 $ 1,349,168 $ 1,197,910 $ 233,150
$ 81,892 $ 1,349,168 $ 1,197,910 $ 233,150
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 250 $ — $ — $ —
$ 250 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 6.14% Shares Held Value (000's)
Exchange-Traded Funds - 2.00%
SPDR Bloomberg Barclays High Yield Bond ETF 47,000 $ 5,121
Money Market Funds - 4.14%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
412,118 412
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
10,172,371 10,172
$ 10,584
TOTAL INVESTMENT COMPANIES $ 15,705
COMMON STOCKS - 0.07% Shares Held Value (000's)
Oil & Gas - 0.07%
EP Energy Corp
(d)
2,695 $ 94
Oasis Petroleum Inc
(d)
2,448 91
$ 185
TOTAL COMMON STOCKS $ 185
BONDS - 64.75%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.66%
Boeing Co/The
1.95%, 02/01/2024 $ 1,620 $ 1,668
2.80%, 03/01/2024 300 315
3.10%, 05/01/2026 190 204
4.88%, 05/01/2025 380 433
Raytheon Technologies Corp
3.50%, 03/15/2027 215 245
4.45%, 11/16/2038 115 145
4.50%, 06/01/2042 205 267
5.40%, 05/01/2035 130 179
Signature Aviation US Holdings Inc
5.38%, 05/01/2026
(e)
60 62
SSL Robotics LLC
9.75%, 12/31/2023
(e)
145 164
TransDigm Inc
6.25%, 03/15/2026
(e)
70 75
7.50%, 03/15/2027 131 140
8.00%, 12/15/2025
(e)
80 88
Triumph Group Inc
5.25%, 06/01/2022 55 52
8.88%, 06/01/2024
(e)
187 205
$ 4,242
Agriculture - 0.62%
Altria Group Inc
2.35%, 05/06/2025 155 165
5.95%, 02/14/2049 35 49
BAT Capital Corp
3.22%, 08/15/2024 170 184
3.56%, 08/15/2027 520 579
4.54%, 08/15/2047 120 133
JBS Investments II GmbH
7.00%, 01/15/2026
(e)
200 216
Reynolds American Inc
5.70%, 08/15/2035 165 208
5.85%, 08/15/2045 45 58
$ 1,592
Airlines - 0.57%
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
992 1,060
Southwest Airlines Co
4.75%, 05/04/2023 85 93
5.25%, 05/04/2025 255 295
$ 1,448
Automobile Asset Backed Securities - 4.27%
AmeriCredit Automobile Receivables Trust
2020-1
0.51%, 03/20/2023 1,651 1,652
1.00 x 1 Month USD LIBOR + 0.35%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 315 315
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
CarMax Auto Owner Trust 2020-3
0.41%, 06/15/2023 $ 480 $ 480
1.00 x 1 Month USD LIBOR + 0.25%
Drive Auto Receivables Trust 2020-2
0.69%, 07/17/2023 294 295
1.00 x 1 Month USD LIBOR + 0.53%
Ford Credit Auto Lease Trust 2019-B
2.28%, 02/15/2022 63 64
Ford Credit Auto Lease Trust 2020-B
0.42%, 12/15/2022 740 741
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 400 401
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 937 937
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 900 901
Mercedes-Benz Auto Lease Trust 2019-A
3.10%, 11/15/2021 140 140
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 850 851
Santander Drive Auto Receivables Trust 2020-2
0.51%, 05/15/2023 612 612
1.00 x 1 Month USD LIBOR + 0.35%
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 1,250 1,251
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 315 315
Santander Retail Auto Lease Trust 2019-A
2.72%, 01/20/2022
(e)
357 357
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(e)
617 623
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 1,000 1,001
$ 10,936
Automobile Manufacturers - 1.87%
BMW US Capital LLC
3.80%, 04/06/2023
(e)
305 328
3.90%, 04/09/2025
(e)
550 619
Ford Motor Co
8.50%, 04/21/2023 75 84
9.00%, 04/22/2025 75 92
9.63%, 04/22/2030 25 35
Ford Motor Credit Co LLC
3.35%, 11/01/2022 290 295
4.14%, 02/15/2023 520 536
4.25%, 09/20/2022 450 464
General Motors Co
4.88%, 10/02/2023 665 738
6.25%, 10/02/2043 120 162
6.60%, 04/01/2036 275 372
General Motors Financial Co Inc
1.70%, 08/18/2023 285 292
3.45%, 01/14/2022 365 375
3.95%, 04/13/2024 280 305
Navistar International Corp
6.63%, 11/01/2025
(e)
53 56
9.50%, 05/01/2025
(e)
25 28
$ 4,781
Automobile Parts & Equipment - 0.04%
Tenneco Inc
7.88%, 01/15/2029
(e)
100 112
Banks - 10.99%
Banco Internacional del Peru SAA Interbank
3.25%, 10/04/2026
(e)
150 159
Banco Santander SA
2.75%, 05/28/2025 1,000 1,068

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp
2.68%, 06/19/2041
(f)
$ 680 $ 708
United States Secured Overnight Financing
Rate + 1.93%
2.88%, 10/22/2030
(f)
305 335
3 Month USD LIBOR + 1.19%
3.19%, 07/23/2030
(f)
165 185
3 Month USD LIBOR + 1.18%
3.46%, 03/15/2025
(f)
135 147
3 Month USD LIBOR + 0.97%
4.20%, 08/26/2024 1,450 1,623
4.25%, 10/22/2026 150 176
4.30%, 01/28/2025
(f),(g)
175 180
3 Month USD LIBOR + 2.66%
Barclays PLC
1.01%, 12/10/2024
(f)
350 352
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%
2.85%, 05/07/2026
(f)
600 644
3 Month USD LIBOR + 2.45%
7.75%, 09/15/2023
(f),(g),(h)
200 215
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.22%, 06/09/2026
(e),(f)
900 942
United States Secured Overnight Financing
Rate + 2.07%
4.50%, 02/25/2030
(e),(f),(g),(h)
310 313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
CIT Group Inc
5.00%, 08/15/2022 120 127
5.80%, 06/15/2022
(f),(g)
88 90
3 Month USD LIBOR + 3.97%
Citigroup Inc
3.11%, 04/08/2026
(f)
495 541
United States Secured Overnight Financing
Rate + 2.75%
3.52%, 10/27/2028
(f)
60 68
3 Month USD LIBOR + 1.15%
4.65%, 07/30/2045 750 1,004
4.65%, 07/23/2048 105 145
4.70%, 01/30/2025
(f),(g)
312 321
United States Secured Overnight Financing
Rate + 3.23%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 665 729
Credit Suisse Group AG
2.19%, 06/05/2026
(e),(f)
500 523
United States Secured Overnight Financing
Rate + 2.04%
5.25%, 02/11/2027
(e),(f),(g),(h)
1,040 1,100
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Danske Bank A/S
3.00%, 09/20/2022
(e),(f)
1,000 1,016
3 Month USD LIBOR + 1.25%
DBS Group Holdings Ltd
4.52%, 12/11/2028
(e),(f)
315 345
USD Swap Rate NY 5 Year + 1.59%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(f)
725 746
United States Secured Overnight Financing
Rate + 2.16%
Goldman Sachs Group Inc /The
3.63%, 02/20/2024 275 299
3.85%, 01/26/2027 160 183
6.75%, 10/01/2037 300 459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
1.65%, 04/18/2026
(f)
$ 475 $ 486
United States Secured Overnight Financing
Rate + 1.54%
2.63%, 11/07/2025
(f)
335 357
3 Month USD LIBOR + 1.14%
4.25%, 03/14/2024 435 480
JPMorgan Chase & Co
2.08%, 04/22/2026
(f)
335 354
United States Secured Overnight Financing
Rate + 1.85%
3.96%, 11/15/2048
(f)
20 25
3 Month USD LIBOR + 1.38%
4.95%, 06/01/2045 140 198
5.50%, 10/15/2040 260 382
Lloyds Banking Group PLC
3.87%, 07/09/2025
(f)
850 937
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.86%, 10/21/2025
(f)
600 605
United States Secured Overnight Financing
Rate + 0.75%
0.99%, 12/10/2026
(f)
1,861 1,875
United States Secured Overnight Financing
Rate + 0.72%
2.19%, 04/28/2026
(f)
150 158
United States Secured Overnight Financing
Rate + 1.99%
3.62%, 04/01/2031
(f)
170 198
United States Secured Overnight Financing
Rate + 3.12%
4.05%, 04/15/2021
(g)
165 163
3 Month USD LIBOR + 3.81%
4.35%, 09/08/2026 800 943
5.00%, 11/24/2025 330 394
6.38%, 07/24/2042 120 196
Natwest Group PLC
4.27%, 03/22/2025
(f)
200 221
3 Month USD LIBOR + 1.76%
5.13%, 05/28/2024 1,240 1,401
6.00%, 12/29/2025
(f),(g),(h)
425 466
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
NatWest Markets PLC
2.38%, 05/21/2023
(e)
200 208
Popular Inc
6.13%, 09/14/2023 65 70
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(f)
635 645
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
Standard Chartered PLC
2.82%, 01/30/2026
(e),(f)
535 567
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(e),(f),(g),(h)
215 230
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
Synchrony Bank
3.00%, 06/15/2022 650 671
UBS Group AG
6.88%, 03/22/2021
(f),(g),(h)
440 444
USD Swap Semi-Annual (VS 6 Month) 5
Year + 5.50%
Wells Fargo & Co
4.40%, 06/14/2046 170 213

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Westpac Banking Corp
4.11%, 07/24/2034
(f)
$ 85 $ 97
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 315 402
$ 28,129
Beverages - 0.89%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 115 130
4.90%, 02/01/2046 665 865
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 190 235
5.45%, 01/23/2039 225 306
Central American Bottling Corp
5.75%, 01/31/2027
(e)
95 101
Constellation Brands Inc
2.88%, 05/01/2030 90 99
3.15%, 08/01/2029 410 456
4.40%, 11/15/2025 70 81
$ 2,273
Building Materials - 0.27%
Builders FirstSource Inc
5.00%, 03/01/2030
(e)
60 65
6.75%, 06/01/2027
(e)
79 86
Carrier Global Corp
2.24%, 02/15/2025 155 164
Cemex SAB de CV
5.20%, 09/17/2030
(e)
200 219
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(e)
140 147
$ 681
Chemicals - 0.68%
Blue Cube Spinco LLC
9.75%, 10/15/2023 12 12
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(e)
200 205
CF Industries Inc
4.95%, 06/01/2043 126 155
5.15%, 03/15/2034 43 53
DuPont de Nemours Inc
5.32%, 11/15/2038 165 223
5.42%, 11/15/2048 105 153
EI du Pont de Nemours and Co
1.70%, 07/15/2025 120 125
Element Solutions Inc
3.88%, 09/01/2028
(e)
256 263
LYB International Finance III LLC
2.88%, 05/01/2025 250 271
NOVA Chemicals Corp
5.25%, 08/01/2023
(e)
55 55
SABIC Capital II BV
4.00%, 10/10/2023
(e)
200 216
$ 1,731
Commercial Mortgage Backed Securities - 1.90%
Benchmark 2019-B15 Mortgage Trust
3.56%, 12/15/2072 250 278
Citigroup Commercial Mortgage Trust
2015-GC27
3.57%, 02/10/2048 900 977
Citigroup Commercial Mortgage Trust
2016-GC37
3.58%, 04/10/2049 350 385
Credit Suisse Commercial Mortgage Trust Series
2006-C5
0.90%, 12/15/2039
( i ),(j)
125 2
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2011-GC5
1.32%, 08/10/2044
(e),( i ),(j)
$ 8,603 $ 20
GS Mortgage Securities Trust 2013-GC16
1.02%, 11/10/2046
( i ),(j)
1,857 46
GS Mortgage Securities Trust 2014-GC26
0.96%, 11/10/2047
( i ),(j)
4,138 126
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048 375 418
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 350 360
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(e),(j)
350 336
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.49%, 12/15/2047
( i ),(j)
1,765 40
JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3
3.14%, 08/15/2049 500 541
JPMBB Commercial Mortgage Securities Trust
2014-C24
4.41%, 11/15/2047
(j)
500 473
Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5
1.41%, 08/15/2045
(e),( i ),(j)
3,074 48
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14
1.00%, 02/15/2047
( i ),(j)
4,198 103
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
1.00%, 06/15/2047
( i ),(j)
3,449 85
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.04%, 10/15/2030
(e),( i ),(j)
3,472 47
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.60%, 12/10/2045
(e),( i ),(j)
1,157 25
3.32%, 12/10/2045
(e)
500 519
WFRBS Commercial Mortgage Trust 2013-C12
1.19%, 03/15/2048
(e),( i ),(j)
2,288 45
$ 4,874
Commercial Services - 0.29%
DP World PLC
6.85%, 07/02/2037 100 137
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(e)
104 103
6.25%, 01/15/2028
(e)
102 110
Refinitiv US Holdings Inc
6.25%, 05/15/2026
(e)
89 95
8.25%, 11/15/2026
(e)
56 61
Tms International Holding Corp
7.25%, 08/15/2025
(e)
96 97
United Rentals North America Inc
3.88%, 02/15/2031 15 16
4.88%, 01/15/2028 109 116
$ 735
Computers - 0.35%
Apple Inc
2.75%, 01/13/2025 220 239
4.65%, 02/23/2046 110 156
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
250 277
7.13%, 06/15/2024
(e)
219 227
$ 899
Consumer Products - 0.48%
Kimberly-Clark Corp
1.05%, 09/15/2027 1,200 1,216

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(e)
$ 20 $ 21
$ 1,237
Credit Card Asset Backed Securities - 1.38%
Barclays Dryrock Issuance Trust
0.49%, 07/15/2024 1,300 1,302
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.36%, 04/17/2023 1,238 1,239
1.00 x 1 Month USD LIBOR + 0.20%
0.71%, 06/15/2023 1,000 1,002
1.00 x 1 Month USD LIBOR + 0.55%
$ 3,543
Distribution & Wholesale - 0.07%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(e)
84 87
5.88%, 05/15/2026
(e)
98 102
$ 189
Diversified Financial Services - 2.22%
AerCap Holdings NV
5.88%, 10/10/2079
(f)
150 154
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 1,000 1,048
4.50%, 09/15/2023 705 764
Air Lease Corp
2.88%, 01/15/2026 625 661
3.38%, 07/01/2025 370 398
Ally Financial Inc
4.25%, 04/15/2021 30 30
4.63%, 03/30/2025 270 308
5.80%, 05/01/2025 445 528
Brookfield Finance Inc
4.00%, 04/01/2024 650 714
Credit Acceptance Corp
5.13%, 12/31/2024
(e)
30 31
6.63%, 03/15/2026 191 203
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%, 09/15/2024
(e),(j),(k)
94 84
ILFC E-Capital Trust II
3.48%, 12/21/2065
(e),(j)
100 69
Navient Corp
6.63%, 07/26/2021 125 128
6.75%, 06/15/2026 103 112
OneMain Finance Corp
5.63%, 03/15/2023 75 81
6.63%, 01/15/2028 122 145
6.88%, 03/15/2025 199 231
8.88%, 06/01/2025 5 6
$ 5,695
Electric - 2.57%
Avangrid Inc
3.20%, 04/15/2025 490 536
Centrais Eletricas Brasileiras SA
3.63%, 02/04/2025
(e)
200 207
CMS Energy Corp
3.00%, 05/15/2026 75 83
4.70%, 03/31/2043 120 154
Colbun SA
3.15%, 03/06/2030
(e)
200 216
Commonwealth Edison Co
4.00%, 03/01/2049 225 288
Dominion Energy Inc
3.90%, 10/01/2025 100 113
4.25%, 06/01/2028 85 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
DTE Electric Co
3.95%, 03/01/2049 $ 60 $ 78
DTE Energy Co
1.05%, 06/01/2025 65 66
3.40%, 06/15/2029 280 317
Enel Chile SA
4.88%, 06/12/2028 280 330
Exelon Corp
3.50%, 06/01/2022 215 224
MidAmerican Energy Co
3.15%, 04/15/2050 120 138
National Rural Utilities Cooperative Finance Corp
2.40%, 04/25/2022 180 185
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 145 158
3.50%, 04/01/2029 300 343
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(e)
137 146
4.50%, 09/15/2027
(e)
25 28
NRG Energy Inc
3.38%, 02/15/2029
(e)
30 31
5.25%, 06/15/2029
(e)
37 41
6.63%, 01/15/2027 103 109
7.25%, 05/15/2026 85 90
Pacific Gas and Electric Co
1.75%, 06/16/2022 735 737
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
3.88%, 07/17/2029
(e)
200 219
PPL Electric Utilities Corp
3.95%, 06/01/2047 85 106
4.75%, 07/15/2043 90 121
PPL WEM Ltd / Western Power Distribution PLC
5.38%, 05/01/2021
(e)
735 738
Southern California Edison Co
4.20%, 03/01/2029 125 148
4.88%, 03/01/2049 150 198
Tucson Electric Power Co
4.85%, 12/01/2048 25 34
Virginia Electric and Power Co
3.80%, 04/01/2028 180 211
4.60%, 12/01/2048 60 84
$ 6,579
Electrical Components & Equipment - 0.19%
Energizer Holdings Inc
4.38%, 03/31/2029
(e)
102 106
4.75%, 06/15/2028
(e)
79 83
WESCO Distribution Inc
7.13%, 06/15/2025
(e)
90 99
7.25%, 06/15/2028
(e)
173 197
$ 485
Electronics - 0.08%
Sensata Technologies BV
5.00%, 10/01/2025
(e)
145 161
Sensata Technologies Inc
4.38%, 02/15/2030
(e)
51 55
$ 216
Engineering & Construction - 0.04%
MasTec Inc
4.50%, 08/15/2028
(e)
98 103
Entertainment - 0.29%
Boyne USA Inc
7.25%, 05/01/2025
(e)
45 47
Caesars Entertainment Inc
6.25%, 07/01/2025
(e)
259 276
Lions Gate Capital Holdings LLC
5.88%, 11/01/2024
(e)
140 142

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games International Inc
5.00%, 10/15/2025
(e)
$ 205 $ 212
8.63%, 07/01/2025
(e)
55 60
$ 737
Food - 1.43%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(e)
157 167
5.75%, 03/15/2025 54 56
5.88%, 02/15/2028
(e)
178 194
Cencosud SA
4.38%, 07/17/2027
(e)
200 224
Conagra Brands Inc
1.38%, 11/01/2027 1,150 1,161
Gruma SAB de CV
4.88%, 12/01/2024
(e)
350 393
Ingles Markets Inc
5.75%, 06/15/2023 59 59
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025
(e)
149 154
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
6.50%, 04/15/2029
(e)
39 45
Kraft Heinz Foods Co
3.75%, 04/01/2030
(e)
32 34
4.25%, 03/01/2031
(e)
140 156
4.38%, 06/01/2046 146 158
Mars Inc
2.38%, 07/16/2040
(e)
340 348
Post Holdings Inc
4.63%, 04/15/2030
(e)
32 34
5.00%, 08/15/2026
(e)
265 274
Want Want China Finance Ltd
2.88%, 04/27/2022 200 204
$ 3,661
Forest Products & Paper - 0.07%
Suzano Austria GmbH
3.75%, 01/15/2031 160 170
Gas - 0.15%
NiSource Inc
0.95%, 08/15/2025 370 372
Healthcare - Products - 0.48%
Abbott Laboratories
4.90%, 11/30/2046 185 274
Boston Scientific Corp
3.45%, 03/01/2024 290 314
4.55%, 03/01/2039 260 332
4.70%, 03/01/2049 135 185
Hologic Inc
3.25%, 02/15/2029
(e)
102 104
Medtronic Inc
4.38%, 03/15/2035 16 22
$ 1,231
Healthcare - Services - 0.94%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(e)
201 215
Centene Corp
3.00%, 10/15/2030 196 208
3.38%, 02/15/2030 107 113
4.25%, 12/15/2027 259 274
5.38%, 06/01/2026
(e)
93 98
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(e)
20 21
8.00%, 03/15/2026
(e)
238 256
DaVita Inc
4.63%, 06/01/2030
(e)
93 99
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
HCA Inc
3.50%, 09/01/2030 $ 294 $ 312
5.88%, 05/01/2023 150 165
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(e)
110 118
Tenet Healthcare Corp
4.63%, 09/01/2024
(e)
80 83
7.50%, 04/01/2025
(e)
25 27
UnitedHealth Group Inc
2.75%, 05/15/2040 235 255
3.50%, 08/15/2039 140 167
$ 2,411
Home Builders - 0.37%
Empire Communities Corp
7.00%, 12/15/2025
(e)
80 84
Forestar Group Inc
5.00%, 03/01/2028
(e)
5 5
8.00%, 04/15/2024
(e)
247 260
KB Home
7.63%, 05/15/2023 55 61
Lennar Corp
4.88%, 12/15/2023 80 89
LGI Homes Inc
6.88%, 07/15/2026
(e)
187 196
Picasso Finance Sub Inc
6.13%, 06/15/2025
(e)
91 97
Williams Scotsman International Inc
4.63%, 08/15/2028
(e)
140 145
$ 937
Home Equity Asset Backed Securities - 0.08%
Saxon Asset Securities Trust 2004-1
1.84%, 03/25/2035 118 82
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.91%, 02/25/2035 123 119
1.00 x 1 Month USD LIBOR + 0.77%
$ 201
Insurance - 2.02%
Acrisure LLC / Acrisure Finance Inc
8.13%, 02/15/2024
(e)
88 93
AIA Group Ltd
3.20%, 09/16/2040
(e)
1,400 1,468
American International Group Inc
3.90%, 04/01/2026 70 80
4.50%, 07/16/2044 280 359
Arch Capital Finance LLC
4.01%, 12/15/2026 125 145
Arch Capital Group Ltd
3.64%, 06/30/2050 375 436
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 1,580 1,601
Markel Corp
3.35%, 09/17/2029 265 298
4.30%, 11/01/2047 95 120
XLIT Ltd
4.45%, 03/31/2025 495 565
$ 5,165
Internet - 0.97%
Alphabet Inc
1.90%, 08/15/2040 650 638
2.25%, 08/15/2060 155 150
Amazon.com Inc
2.50%, 06/03/2050 125 130
2.70%, 06/03/2060 110 118
B2W Digital Lux Sarl
4.38%, 12/20/2030
(e)
200 207

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Baidu Inc
4.38%, 05/14/2024 $ 200 $ 220
Expedia Group Inc
3.60%, 12/15/2023
(e)
210 224
Meituan
2.13%, 10/28/2025
(e)
200 203
Netflix Inc
4.38%, 11/15/2026 187 207
NortonLifeLock Inc
3.95%, 06/15/2022 65 66
Tencent Holdings Ltd
3.98%, 04/11/2029
(e)
275 313
$ 2,476
Investment Companies - 0.04%
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 50 52
6.25%, 02/01/2022 60 60
$ 112
Iron & Steel - 0.65%
Cleveland-Cliffs Inc
4.88%, 01/15/2024
(e)
55 56
6.38%, 10/15/2025
(e)
25 24
CSN Inova Ventures
6.75%, 01/28/2028
(e)
200 216
Nucor Corp
2.00%, 06/01/2025 90 95
Steel Dynamics Inc
2.40%, 06/15/2025 145 154
2.80%, 12/15/2024 700 753
Vale Overseas Ltd
3.75%, 07/08/2030 320 356
$ 1,654
Leisure Products & Services - 0.06%
Carnival Corp
7.63%, 03/01/2026
(e)
45 49
NCL Corp Ltd
3.63%, 12/15/2024
(e)
40 38
5.88%, 03/15/2026
(e)
75 79
$ 166
Lodging - 0.23%
Hilton Domestic Operating Co Inc
5.38%, 05/01/2025
(e)
10 11
5.75%, 05/01/2028
(e)
177 192
Marriott International Inc /MD
3.60%, 04/15/2024 300 320
MGM Resorts International
6.00%, 03/15/2023 60 64
$ 587
Machinery - Diversified - 0.12%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(e)
149 155
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 150 162
$ 317
Media - 3.12%
Altice Financing SA
7.50%, 05/15/2026
(e)
200 211
AMC Networks Inc
4.75%, 12/15/2022 37 37
4.75%, 08/01/2025 223 230
Cable Onda SA
4.50%, 01/30/2030 200 220
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(e)
195 207
4.75%, 03/01/2030
(e)
234 253
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 $ 185 $ 192
4.46%, 07/23/2022 320 337
4.80%, 03/01/2050 135 161
4.91%, 07/23/2025 620 720
6.48%, 10/23/2045 120 170
Comcast Corp
3.75%, 04/01/2040 165 199
4.60%, 10/15/2038 280 369
4.60%, 08/15/2045 160 216
6.45%, 03/15/2037 200 308
CSC Holdings LLC
6.50%, 02/01/2029
(e)
208 235
6.75%, 11/15/2021 40 42
Discovery Communications LLC
4.00%, 09/15/2055
(e)
672 752
DISH DBS Corp
5.88%, 11/15/2024 133 139
6.75%, 06/01/2021 40 41
7.38%, 07/01/2028 97 103
Fox Corp
5.48%, 01/25/2039 95 130
5.58%, 01/25/2049 90 132
NBCUniversal Media LLC
4.45%, 01/15/2043 145 190
Time Warner Cable LLC
4.00%, 09/01/2021 225 228
5.88%, 11/15/2040 135 180
6.55%, 05/01/2037 100 137
UPC Holding BV
5.50%, 01/15/2028
(e)
300 317
ViacomCBS Inc
2.90%, 01/15/2027 350 384
4.38%, 03/15/2043 105 124
4.75%, 05/15/2025 215 250
4.95%, 05/19/2050 120 155
Walt Disney Co/The
2.65%, 01/13/2031 30 33
3.50%, 05/13/2040 260 306
5.40%, 10/01/2043 80 117
Ziggo BV
5.50%, 01/15/2027
(e)
150 157
$ 7,982
Metal Fabrication & Hardware - 0.02%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(e)
60 63
Mining - 0.65%
First Quantum Minerals Ltd
7.25%, 04/01/2023
(e)
200 206
FMG Resources August 2006 Pty Ltd
4.75%, 05/15/2022
(e)
125 129
Freeport-McMoRan Inc
4.25%, 03/01/2030 70 75
4.63%, 08/01/2030 42 46
Glencore Funding LLC
3.00%, 10/27/2022
(e)
400 415
Hudbay Minerals Inc
6.13%, 04/01/2029
(e)
10 11
7.63%, 01/15/2025
(e)
187 194
IAMGOLD Corp
5.75%, 10/15/2028
(e)
102 104
Newmont Corp
2.25%, 10/01/2030 255 268
Novelis Corp
4.75%, 01/30/2030
(e)
204 220
$ 1,668

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 2.60%
Fannie Mae REMIC Trust 2005-W2
0.35%, 05/25/2035 $ 24 $ 24
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 61 63
3.00%, 04/25/2022
( i )
70 1
3.00%, 04/25/2027
( i )
149 9
3.00%, 09/25/2050
( i )
1,281 192
3.50%, 11/25/2027
( i )
105 7
3.50%, 07/25/2028
( i )
198 12
3.50%, 03/25/2031
( i )
195 6
5.95%, 02/25/2043
( i )
236 52
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 09/25/2046
( i )
231 49
(1.00) x 1 Month USD LIBOR + 6.10%
6.35%, 03/25/2022
( i )
5 —
(1.00) x 1 Month USD LIBOR + 6.50%
Freddie Mac REMICS
0.61%, 05/15/2049 1,795 1,806
1.00 x 1 Month USD LIBOR + 0.45%
3.00%, 03/15/2026
( i )
86 1
3.00%, 05/15/2027
( i )
110 6
3.00%, 10/15/2027
( i )
64 4
4.00%, 11/15/2038
( i )
114 2
Ginnie Mae
2.50%, 10/20/2050
( i )
696 71
3.00%, 07/20/2050
( i )
446 51
3.00%, 10/20/2050
( i )
1,293 161
3.00%, 11/20/2050
( i )
1,703 217
3.50%, 10/20/2049
( i )
731 89
5.35%, 05/20/2042
( i )
836 167
(1.00) x 1 Month USD LIBOR + 5.50%
5.95%, 11/20/2041
( i )
230 53
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 07/16/2042
( i )
1,902 429
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 07/16/2043
( i )
490 87
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 06/20/2046
( i )
556 113
(1.00) x 1 Month USD LIBOR + 6.10%
5.99%, 12/20/2043
( i )
267 64
(1.00) x 1 Month USD LIBOR + 6.14%
6.05%, 09/20/2041
( i )
2,135 313
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 11/20/2045
( i )
1,354 297
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 08/20/2047
( i )
1,517 342
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 06/20/2044
( i )
3,118 393
(1.00) x 1 Month USD LIBOR + 6.25%
6.50%, 02/20/2042
( i )
148 38
(1.00) x 1 Month USD LIBOR + 6.65%
6.50%, 04/16/2042
( i )
883 201
(1.00) x 1 Month USD LIBOR + 6.65%
6.93%, 04/20/2041
( i )
1,042 237
(1.10) x 1 Month USD LIBOR + 7.10%
HomeBanc Mortgage Trust 2005-5
0.83%, 01/25/2036 169 165
1.00 x 1 Month USD LIBOR + 0.34%
JP Morgan Mortgage Trust 2016-2
2.77%, 06/25/2046
(e),(j)
265 268
JP Morgan Mortgage Trust 2016-3
3.50%, 10/25/2046
(e),(j)
123 124
Sequoia Mortgage Trust 2016-3
3.50%, 11/25/2046
(e),(j)
475 479
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-AR1 Trust
0.65%, 02/25/2036 $ 62 $ 52
1.00 x 1 Month USD LIBOR + 0.50%
$ 6,645
Office & Business Equipment - 0.02%
Xerox Corp
4.38%, 03/15/2023 60 63
Oil & Gas - 2.57%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(e)
215 204
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(d),(l),(m)
90 —
Comstock Resources Inc
7.50%, 05/15/2025
(e)
98 100
9.75%, 08/15/2026 163 176
Continental Resources Inc /OK
3.80%, 06/01/2024 605 625
Ecopetrol SA
6.88%, 04/29/2030 165 213
Leviathan Bond Ltd
5.75%, 06/30/2023
(e)
175 186
Marathon Oil Corp
4.40%, 07/15/2027 175 195
6.60%, 10/01/2037 225 278
MEG Energy Corp
6.50%, 01/15/2025
(e)
112 115
7.00%, 03/31/2024
(e)
102 103
7.13%, 02/01/2027
(e)
60 62
Occidental Petroleum Corp
2.90%, 08/15/2024 164 158
3.40%, 04/15/2026 52 50
4.40%, 04/15/2046 118 103
5.88%, 09/01/2025 508 541
6.13%, 01/01/2031 40 43
6.63%, 09/01/2030 41 44
Petrobras Global Finance BV
5.60%, 01/03/2031 445 511
Petroleos Mexicanos
4.50%, 01/23/2026 175 174
5.35%, 02/12/2028 150 148
6.50%, 01/23/2029 215 223
6.84%, 01/23/2030 105 110
6.95%, 01/28/2060 225 212
Saudi Arabian Oil Co
1.63%, 11/24/2025
(e),(n)
500 512
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(e),(n)
325 333
Southwestern Energy Co
7.75%, 10/01/2027 187 202
8.38%, 09/15/2028 10 11
Sunoco LP / Sunoco Finance Corp
4.88%, 01/15/2023 45 46
Valero Energy Corp
2.85%, 04/15/2025 525 559
WPX Energy Inc
4.50%, 01/15/2030 196 208
5.25%, 09/15/2024 55 60
5.25%, 10/15/2027 25 26
5.75%, 06/01/2026 20 21
5.88%, 06/15/2028 20 22
$ 6,574
Other Asset Backed Securities - 1.16%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(e)
845 847
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 575 575

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
$ 117 $ 118
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 664 673
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
745 745
$ 2,958
Packaging & Containers - 0.09%
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 65 67
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 124 151
Reynolds Group Issuer Inc / Reynolds
Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023
(e)
2 2
$ 220
Pharmaceuticals - 2.48%
AbbVie Inc
2.60%, 11/21/2024 170 182
3.75%, 11/14/2023 675 736
AstraZeneca PLC
0.70%, 04/08/2026 505 502
Bausch Health Americas Inc
8.50%, 01/31/2027
(e)
70 78
Bausch Health Cos Inc
5.00%, 01/30/2028
(e)
37 38
Becton Dickinson and Co
2.89%, 06/06/2022 158 163
3.36%, 06/06/2024 200 217
3.70%, 06/06/2027 450 517
Bristol-Myers Squibb Co
4.13%, 06/15/2039 240 306
4.25%, 10/26/2049 790 1,068
Cigna Corp
3.75%, 07/15/2023 213 230
4.38%, 10/15/2028 345 417
4.80%, 08/15/2038 165 215
4.90%, 12/15/2048 35 48
CVS Health Corp
3.63%, 04/01/2027 155 176
4.30%, 03/25/2028 79 94
4.88%, 07/20/2035 190 247
5.05%, 03/25/2048 35 48
Eli Lilly and Co
4.15%, 03/15/2059 80 111
Viatris Inc
1.65%, 06/22/2025
(e)
75 78
Zoetis Inc
3.25%, 02/01/2023 240 253
4.45%, 08/20/2048 345 463
4.70%, 02/01/2043 120 164
$ 6,351
Pipelines - 2.23%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(e)
200 230
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 09/15/2024 100 98
5.75%, 03/01/2027
(e)
110 108
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(e)
374 370
Energy Transfer Operating LP
3.75%, 05/15/2030 505 545
4.50%, 04/15/2024 390 427
5.15%, 03/15/2045 75 81
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
EnLink Midstream LLC
5.63%, 01/15/2028
(e)
$ 245 $ 250
Enterprise Products Operating LLC
3.95%, 01/31/2060 80 89
4.20%, 01/31/2050 155 182
5.38%, 02/15/2078
(f)
250 253
3 Month USD LIBOR + 2.57%
EQM Midstream Partners LP
6.00%, 07/01/2025
(e)
80 88
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(e)
225 228
NuStar Logistics LP
6.75%, 02/01/2021 120 120
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027 175 206
5.75%, 05/15/2024 1,325 1,515
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 121 128
6.50%, 07/15/2027 165 179
Williams Cos Inc /The
4.55%, 06/24/2024 550 616
$ 5,713
REITs - 1.38%
American Campus Communities Operating
Partnership LP
3.88%, 01/30/2031 405 459
American Tower Corp
1.30%, 09/15/2025 185 189
CC Holdings GS V LLC / Crown Castle GS III
Corp
3.85%, 04/15/2023 510 547
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 295 315
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(e)
150 156
6.00%, 04/15/2025
(e)
46 49
Healthcare Trust of America Holdings LP
3.10%, 02/15/2030 235 257
Host Hotels & Resorts LP
4.00%, 06/15/2025 260 279
Iron Mountain Inc
5.00%, 07/15/2028
(e)
98 104
Mid-America Apartments LP
1.70%, 02/15/2031 270 269
Spirit Realty LP
3.20%, 02/15/2031 435 462
VEREIT Operating Partnership LP
3.10%, 12/15/2029 185 200
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(e)
55 56
4.13%, 08/15/2030
(e)
187 197
$ 3,539
Retail - 0.50%
Falabella SA
3.75%, 04/30/2023
(e)
200 211
Gap Inc /The
8.38%, 05/15/2023
(e),(n)
61 69
Home Depot Inc /The
3.30%, 04/15/2040 70 82
5.88%, 12/16/2036 60 91
IRB Holding Corp
7.00%, 06/15/2025
(e)
15 16
L Brands Inc
6.63%, 10/01/2030
(e)
94 105
6.88%, 07/01/2025
(e)
30 32
9.38%, 07/01/2025
(e)
91 112

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
LBM Acquisition LLC
6.25%, 01/15/2029
(e)
$ 50 $ 52
PetSmart Inc
5.88%, 06/01/2025
(e)
301 309
Yum! Brands Inc
3.63%, 03/15/2031 150 152
7.75%, 04/01/2025
(e)
46 51
$ 1,282
Semiconductors - 1.36%
Applied Materials Inc
1.75%, 06/01/2030 440 457
Broadcom Inc
3.15%, 11/15/2025 270 295
4.70%, 04/15/2025 525 602
Micron Technology Inc
2.50%, 04/24/2023 270 281
NVIDIA Corp
3.50%, 04/01/2040 255 306
3.50%, 04/01/2050 600 728
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
400 437
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
60 64
3.15%, 05/01/2027
(e)
60 66
Xilinx Inc
2.95%, 06/01/2024 225 242
$ 3,478
Software - 1.43%
Activision Blizzard Inc
2.50%, 09/15/2050 260 254
3.40%, 09/15/2026 100 114
Adobe Inc
2.30%, 02/01/2030 575 622
Fiserv Inc
3.50%, 07/01/2029 850 971
4.40%, 07/01/2049 190 255
Microsoft Corp
2.68%, 06/01/2060 99 107
3.70%, 08/08/2046 120 152
Open Text Corp
3.88%, 02/15/2028
(e)
130 135
5.88%, 06/01/2026
(e)
74 77
Oracle Corp
2.50%, 04/01/2025 255 274
2.80%, 04/01/2027 240 265
2.95%, 05/15/2025 100 110
4.00%, 11/15/2047 35 43
salesforce.com Inc
3.70%, 04/11/2028 230 271
$ 3,650
Sovereign - 2.55%
Abu Dhabi Government International Bond
3.88%, 04/16/2050
(e)
200 244
Brazilian Government International Bond
3.88%, 06/12/2030 225 237
CoBank ACB
6.25%, 10/01/2026
(f),(g)
115 126
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 200 212
4.50%, 03/15/2029 325 377
Dominican Republic International Bond
4.88%, 09/23/2032
(e)
400 443
Egypt Government International Bond
5.25%, 10/06/2025
(e)
200 212
8.50%, 01/31/2047 200 226
El Salvador Government International Bond
5.88%, 01/30/2025 165 156
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Guatemala Government Bond
5.38%, 04/24/2032 $ 200 $ 244
Honduras Government International Bond
7.50%, 03/15/2024 200 223
Indonesia Government International Bond
5.38%, 10/17/2023
(e)
300 339
Kazakhstan Government International Bond
5.13%, 07/21/2025 200 236
Mexico Government International Bond
5.00%, 04/27/2051 200 249
Morocco Government International Bond
3.00%, 12/15/2032
(e)
200 203
Panama Government International Bond
3.88%, 03/17/2028 200 230
Qatar Government International Bond
4.63%, 06/02/2046 200 265
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(e)
400 506
Saudi Government International Bond
4.00%, 04/17/2025
(e)
275 307
4.50%, 10/26/2046 500 606
Turkey Government International Bond
6.38%, 10/14/2025 250 270
Ukraine Government International Bond
7.25%, 03/15/2033
(e)
200 218
9.75%, 11/01/2028
(e)
200 246
Uruguay Government International Bond
5.10%, 06/18/2050 100 140
$ 6,515
Student Loan Asset Backed Securities - 0.40%
Navient Student Loan Trust 2019-1
0.48%, 12/27/2067
(e)
28 28
1.00 x 1 Month USD LIBOR + 0.33%
SMB Private Education Loan Trust 2020-A
0.46%, 03/15/2027
(e)
1,006 1,005
1.00 x 1 Month USD LIBOR + 0.30%
$ 1,033
Telecommunications - 2.70%
AT&T Inc
2.55%, 12/01/2033
(e)
199 204
2.75%, 06/01/2031 135 144
3.10%, 02/01/2043 150 152
3.50%, 06/01/2041 215 232
3.50%, 09/15/2053
(e)
409 410
3.50%, 02/01/2061 195 194
3.55%, 09/15/2055
(e)
324 323
3.65%, 09/15/2059
(e)
57 58
4.05%, 12/15/2023 425 470
4.30%, 02/15/2030 110 131
CenturyLink Inc
4.50%, 01/15/2029
(e)
30 31
CommScope Inc
8.25%, 03/01/2027
(e)
153 163
Embarq Corp
8.00%, 06/01/2036 167 206
Level 3 Financing Inc
3.63%, 01/15/2029
(e)
51 51
4.25%, 07/01/2028
(e)
98 101
Ooredoo International Finance Ltd
3.88%, 01/31/2028 250 287
Sprint Communications Inc
6.00%, 11/15/2022 75 81
Sprint Corp
7.13%, 06/15/2024 112 131
7.63%, 03/01/2026 66 82
7.88%, 09/15/2023 173 200

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc
3.50%, 04/15/2025
(e)
$ 315 $ 348
4.00%, 04/15/2022 125 129
5.13%, 04/15/2025 186 190
VEON Holdings BV
3.38%, 11/25/2027
(e)
200 206
Verizon Communications Inc
2.88%, 11/20/2050 725 731
2.99%, 10/30/2056
(e)
310 312
3.88%, 02/08/2029 270 318
4.50%, 08/10/2033 355 448
Vodafone Group PLC
4.88%, 06/19/2049 215 287
VTR Comunicaciones SpA
5.13%, 01/15/2028
(e)
200 213
Zayo Group Holdings Inc
4.00%, 03/01/2027
(e)
74 74
$ 6,907
Transportation - 0.06%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(l),(m)
121 35
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc
8.13%, 11/15/2021
(e)
94 62
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(e)
46 49
$ 146
Trucking & Leasing - 0.02%
DAE Funding LLC
4.50%, 08/01/2022
(e)
45 46
U.S. Municipals - 0.08%
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
(e)
200 205
TOTAL BONDS $ 165,715
SENIOR FLOATING RATE INTERESTS
- 0.97%
Principal
Amount (000's) Value (000's)
Automobile Manufacturers - 0.05%
Navistar Inc
3.66%, 11/06/2024
(o)
$ 120 $ 120
3 Month USD LIBOR + 3.00%
Commercial Services - 0.01%
Refinitiv US Holdings Inc
3.40%, 10/01/2025
(o)
34 34
3 Month USD LIBOR + 3.00%
Consumer Products - 0.04%
Kronos Acquisition Holdings Inc
0.00%, 12/17/2026
(o),(p)
110 110
1 Month USD LIBOR + 4.50%
Diversified Financial Services - 0.15%
Russell Investments US Institutional Holdco Inc
4.00%, 06/02/2025
(o)
373 372
1 Month USD LIBOR + 3.00%
Entertainment - 0.09%
CCM Merger Inc
4.50%, 10/29/2025
(o)
175 175
1 Month USD LIBOR + 3.75%
Lions Gate Capital Holdings LLC
2.40%, 03/24/2025
(o)
49 48
3 Month USD LIBOR + 2.00%
$ 223
Food - 0.02%
Bellring Brands LLC
6.00%, 10/21/2024
(o)
50 50
1 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 0.12%
AssuredPartners Inc
5.50%, 02/13/2027
(o)
$ 99 $ 99
1 Month USD LIBOR + 4.50%
Asurion LLC
3.15%, 11/03/2023
(o)
60 59
1 Month USD LIBOR + 7.25%
6.65%, 08/04/2025
(o)
154 155
3 Month USD LIBOR + 3.25%
$ 313
Lodging - 0.02%
Golden Nugget LLC
3.36%, 10/04/2023
(o)
62 60
1 Month USD LIBOR + 2.50%
Media - 0.02%
CSC Holdings LLC
2.66%, 04/15/2027
(o)
49 49
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
20 22
1 Month USD LIBOR + 9.00%
Pharmaceuticals - 0.23%
Bausch Health Americas Inc
2.77%, 05/19/2025
(o)
300 298
3 Month USD LIBOR + 7.50%
Endo International PLC
5.00%, 04/29/2024
(o)
306 300
3 Month USD LIBOR + 4.00%
$ 598
Retail - 0.14%
IRB Holding Corp
0.00%, 11/19/2027
(o),(p)
175 175
1 Month USD LIBOR + 3.25%
3.75%, 02/05/2025
(o)
185 183
1 Month USD LIBOR + 2.75%
$ 358
Telecommunications - 0.07%
Maxar Technologies Ltd
2.90%, 10/05/2024
(o)
104 103
3 Month USD LIBOR + 4.25%
Zayo Group Holdings Inc
3.15%, 03/09/2027
(o)
80 79
1 Month USD LIBOR + 3.00%
$ 182
TOTAL SENIOR FLOATING RATE INTERESTS $ 2,491
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 37.56%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.29%
3.00%, 10/01/2042 $ 39 $ 42
3.00%, 11/01/2042 227 246
3.00%, 11/01/2042 41 44
3.00%, 03/01/2043 1,064 1,164
3.00%, 12/01/2046 94 100
3.50%, 10/01/2041 30 33
3.50%, 04/01/2042 38 41
3.50%, 04/01/2042 83 90
3.50%, 04/01/2045 39 42
3.50%, 10/01/2045 667 729
3.50%, 03/01/2048 100 109
3.62%, 02/01/2037 7 7
1.00 x 12 Month USD LIBOR + 1.63%
4.00%, 02/01/2045 17 18
4.00%, 02/01/2046 54 59
4.00%, 02/01/2046 285 313
4.00%, 06/01/2046 47 52
4.00%, 04/01/2047 270 297
4.00%, 11/01/2047 359 387

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 07/01/2024 $ 8 $ 8
4.50%, 10/01/2041 26 29
4.50%, 12/01/2043 671 754
4.50%, 03/01/2046 224 254
5.00%, 06/01/2031 70 79
5.00%, 10/01/2035 24 28
5.00%, 06/01/2041 634 739
6.00%, 06/01/2032 16 19
6.00%, 10/01/2032 9 11
6.00%, 01/01/2038 45 53
6.50%, 03/01/2029 2 2
6.50%, 05/01/2029 3 4
6.50%, 04/01/2031 2 2
6.50%, 02/01/2032 3 4
6.50%, 05/01/2032 3 3
6.50%, 04/01/2035 6 7
7.00%, 12/01/2029 10 10
7.00%, 06/01/2030 3 4
7.00%, 12/01/2030 1 1
7.00%, 01/01/2031 1 2
7.00%, 12/01/2031 28 29
7.50%, 04/01/2030 1 1
7.50%, 03/01/2031 7 8
8.00%, 09/01/2030 30 31
$ 5,855
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 17.00%
2.00%, 01/01/2036
(q)
2,450 2,561
2.00%, 01/01/2051
(q)
7,550 7,843
2.50%, 06/01/2035 1,943 2,026
2.50%, 08/01/2035 1,866 1,968
2.50%, 01/01/2036
(q)
700 730
2.50%, 01/01/2051
(q)
7,950 8,380
3.00%, 03/01/2034 215 228
3.00%, 03/01/2042 61 65
3.00%, 03/01/2042 65 69
3.00%, 05/01/2042 34 37
3.00%, 06/01/2042 62 66
3.00%, 06/01/2042 30 32
3.00%, 05/01/2043 142 154
3.00%, 07/01/2050 932 984
3.50%, 04/01/2030 254 276
3.50%, 05/01/2034 1,087 1,194
3.50%, 08/01/2034 248 266
3.50%, 12/01/2040 48 52
3.50%, 01/01/2041 30 32
3.50%, 12/01/2041 14 15
3.50%, 03/01/2042 26 28
3.50%, 04/01/2042 54 59
3.50%, 11/01/2042 805 894
3.50%, 02/01/2043 38 41
3.50%, 07/01/2043 664 730
3.50%, 01/01/2044 204 224
3.50%, 11/01/2044 1,178 1,289
3.50%, 03/01/2045 42 46
3.50%, 06/01/2045 80 87
3.50%, 11/01/2045 48 52
3.50%, 05/01/2046 37 40
3.50%, 10/01/2047 1,271 1,403
3.50%, 11/01/2047 539 589
3.50%, 03/01/2048 822 898
3.50%, 04/01/2048 1,082 1,182
4.00%, 03/01/2034 313 353
4.00%, 09/01/2040 63 70
4.00%, 05/01/2041 144 159
4.00%, 10/01/2041 21 23
4.00%, 10/01/2041 35 38
4.00%, 11/01/2041 34 37
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 04/01/2042 $ 22 $ 24
4.00%, 11/01/2043 81 90
4.00%, 11/01/2043 26 28
4.00%, 02/01/2044 93 102
4.00%, 06/01/2044 210 232
4.00%, 09/01/2044 21 23
4.00%, 09/01/2045 84 92
4.00%, 12/01/2045 469 512
4.00%, 08/01/2046 64 70
4.00%, 01/01/2047 40 43
4.00%, 04/01/2047 237 257
4.00%, 05/01/2047 523 563
4.00%, 11/01/2047 1,436 1,577
4.00%, 05/01/2048 107 116
4.00%, 10/01/2048 326 360
4.00%, 10/01/2048 864 930
4.00%, 01/01/2049 177 191
4.50%, 07/01/2025 25 26
4.50%, 08/01/2040 36 40
4.50%, 11/01/2040 560 629
4.50%, 12/01/2040 25 28
4.50%, 08/01/2041 25 28
4.50%, 09/01/2041 177 198
4.50%, 05/01/2044 27 30
4.50%, 12/01/2044 63 69
4.50%, 06/01/2046 30 32
4.50%, 05/01/2047 65 72
4.50%, 05/01/2047 20 22
4.50%, 05/01/2049 215 235
5.00%, 10/01/2041 134 154
5.00%, 06/01/2048 304 346
5.50%, 12/01/2022 5 5
5.50%, 07/01/2033 184 214
5.50%, 04/01/2035 22 25
5.50%, 08/01/2036 384 452
5.50%, 02/01/2037 3 4
5.50%, 05/01/2040 30 34
6.00%, 05/01/2031 2 2
6.00%, 07/01/2035 110 132
6.00%, 02/01/2037 25 28
6.00%, 02/01/2038 42 50
6.50%, 03/01/2032 2 3
6.50%, 07/01/2037 28 34
6.50%, 07/01/2037 13 15
6.50%, 02/01/2038 33 39
6.50%, 03/01/2038 7 8
6.50%, 09/01/2038 104 121
$ 43,505
Government National Mortgage Association (GNMA) - 5.79%
2.00%, 01/01/2051 1,700 1,778
2.50%, 01/01/2051 5,000 5,293
3.00%, 02/15/2043 243 261
3.00%, 07/20/2044 344 366
3.00%, 01/20/2046 254 270
3.00%, 07/20/2046 403 429
3.00%, 12/20/2046 1,112 1,185
3.50%, 04/20/2046 159 179
3.50%, 10/20/2046 237 259
3.50%, 07/20/2047 880 974
4.00%, 02/15/2042 89 98
4.00%, 06/20/2046 71 77
4.00%, 01/20/2048 1,608 1,772
4.50%, 09/15/2039 452 519
4.50%, 11/15/2040 80 91
4.50%, 06/20/2048 14 15
5.00%, 02/15/2034 161 185
5.00%, 10/15/2034 58 67

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 10/20/2039 $ 29 $ 33
5.00%, 07/20/2040 12 13
5.00%, 02/15/2042 69 80
5.50%, 12/20/2033 82 96
5.50%, 05/20/2035 9 10
5.50%, 12/20/2048 356 392
6.00%, 01/20/2029 14 16
6.00%, 07/20/2029 2 3
6.00%, 12/15/2033 21 24
6.00%, 12/20/2036 44 51
6.50%, 03/20/2028 2 3
6.50%, 05/20/2029 2 3
6.50%, 12/15/2032 219 248
7.00%, 03/15/2031 2 2
7.50%, 05/15/2029 12 12
8.00%, 12/15/2030 5 6
$ 14,810
U.S. Treasury - 11.45%
1.63%, 08/15/2029 1,100 1,177
2.25%, 11/15/2027 3,500 3,887
2.38%, 05/15/2027 3,750 4,183
3.00%, 09/30/2025 1,000 1,125
3.00%, 05/15/2045 1,140 1,479
3.00%, 11/15/2045
(r)
3,150 4,099
3.13%, 05/15/2048 5,625 7,551
3.75%, 11/15/2043 1,650 2,375
4.75%, 02/15/2037 2,260 3,445
$ 29,321
U.S. Treasury Bill - 1.03%
0.08%, 01/07/2021
(s)
2,250 2,250
0.08%, 01/14/2021
(s)
400 400
$ 2,650
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 96,141
Total Investments $ 280,237
Other Assets and Liabilities -  (9.49)% (24,281)
TOTAL NET ASSETS - 100.00% $ 255,956
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $412 or
0.16% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $41,528 or 16.22% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". See accompanying notes for additional information. At the end of the period, the value of these securities totaled
$2,768 or 1.08% of net assets.
( i ) Security is an Interest Only Strip.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l) The value of these investments was determined using significant unobservable inputs.
(m) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $35 or 0.01% of net assets.
(n) Security or a portion of the security was on loan at the end of the period.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after December 31, 2020, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $286 or 0.11% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 29.58%
Financial 16.92%
Government 15.11%
Consumer, Non-cyclical 7.91%
Asset Backed Securities 7.29%
Communications 6.88%
Energy 4.88%
Consumer, Cyclical 4.30%
Money Market Funds 4.14%
Technology 3.16%
Utilities 2.72%
Industrial 2.55%
Basic Materials 2.05%
Investment Companies 2.00%
Other Assets and Liabilities
(9.49)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,648 $ 200,553 $ 202,029 $ 10,172
$ 11,648 $ 200,553 $ 202,029 $ 10,172
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 36 $ — $ — $ —
$ 36 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2021 Short 6 $ 828 $ —
US 2 Year Note; March 2021 Long 7 1,547 2
US 5 Year Note; March 2021 Short 3 379 (1)
Total $ 1
Amounts in thousands except contracts.

Schedule of Investments
Diversified Balanced Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.40%
International Equity Index Fund
(a)
6,482,220 $ 72,147
MidCap S&P 400 Index Fund
(a)
2,036,242 43,453
SmallCap S&P 600 Index Fund
(a)
1,541,658 41,548
$ 157,148
Principal Variable Contracts Funds, Inc.  Class 1 - 84.63%
Bond Market Index Account
(a)
45,054,328 505,059
LargeCap S&P 500 Index Account
(a)
16,332,178 358,328
$ 863,387
TOTAL INVESTMENT COMPANIES $ 1,020,535
BONDS - 0.00%
Principal
Amount (000's) Value (000's)
Oil & Gas - 0.00%
Chesapeake Oil Op/Fin Escrow Shares
0.00%, 11/15/2019
(b),(c),(d)
$ 5 $ —
TOTAL BONDS $ —
Total Investments $ 1,020,535
Other Assets and Liabilities -  (0.03)% (259)
TOTAL NET ASSETS - 100.00% $ 1,020,276
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) The value of these investments was determined using significant unobservable inputs.
(d) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
Portfolio Summary  (unaudite d)
Fund Type Percent
Fixed Income Funds 49.51%
Domestic Equity Funds 43.45%
International Equity Funds 7.07%
Energy 0.00%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 504,518 $ 118,856 $ 139,723 $ 505,059
International Equity Index Fund 73,545 13,269 19,492 72,147
LargeCap S&P 500 Index Account 366,108 73,424 118,603 358,328
MidCap S&P 400 Index Fund 42,334 13,335 16,436 43,453
SmallCap S&P 600 Index Fund 42,712 12,870 20,021 41,548
$ 1,029,217 $ 231,754 $ 314,275 $ 1,020,535
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 12,573 $ 3,931 $ — $ 17,477
International Equity Index Fund 1,499 (18) 160 4,843
LargeCap S&P 500 Index Account 6,611 29,322 20,417 8,077
MidCap S&P 400 Index Fund 690 1,635 2,260 2,585
SmallCap S&P 600 Index Fund 705 1,603 255 4,384
$ 22,078 $ 36,473 $ 23,092 $ 37,366
Amounts in thousands.

Schedule of Investments
Diversified Balanced Managed Volatility Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 15.41%
International Equity Index Fund
(a)
1,176,953 $ 13,099
MidCap S&P 400 Index Fund
(a)
369,521 7,885
SmallCap S&P 600 Index Fund
(a)
279,875 7,543
$ 28,527
Principal Variable Contracts Funds, Inc.  Class 1 - 84.62%
Bond Market Index Account
(a)
8,180,946 91,710
LargeCap S&P 500 Managed Volatility Index
Account
(a)
3,844,101 64,965
$ 156,675
TOTAL INVESTMENT COMPANIES $ 185,202
Total Investments $ 185,202
Other Assets and Liabilities -  (0.03)% (53)
TOTAL NET ASSETS - 100.00% $ 185,149
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49.53%
Domestic Equity Funds 43.42%
International Equity Funds 7.08%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 87,825 $ 22,323 $ 22,166 $ 91,710
International Equity Index Fund 12,794 2,854 3,469 13,099
LargeCap S&P 500 Managed Volatility Index Account 60,876 12,718 16,943 64,965
MidCap S&P 400 Index Fund 7,363 2,727 2,991 7,885
SmallCap S&P 600 Index Fund 7,428 2,585 3,582 7,543
$ 176,286 $ 43,207 $ 49,151 $ 185,202
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,234 $ 429 $ — $ 3,299
International Equity Index Fund 271 — 29 920
LargeCap S&P 500 Managed Volatility Index Account 951 1,733 1,353 6,581
MidCap S&P 400 Index Fund 124 (7) 407 793
SmallCap S&P 600 Index Fund 127 7 46 1,105
$ 3,707 $ 2,162 $ 1,835 $ 12,698
Amounts in thousands.

Schedule of Investments
Diversified Balanced Volatility Control Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Exchange-Traded Funds - 20.04%
iShares Core S&P 500 ETF 98,513 $ 36,980
Money Market Funds - 0.01%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
15,715 16
Principal Funds, Inc. Class R-6 - 15.28%
International Equity Index Fund
(a)
1,159,429 12,904
MidCap S&P 400 Index Fund
(a)
366,069 7,812
SmallCap S&P 600 Index Fund
(a)
277,071 7,467
$ 28,183
Principal Variable Contracts Funds, Inc.  Class 1 - 64.72%
Bond Market Index Account
(a)
8,175,672 91,650
LargeCap S&P 500 Index Account
(a)
1,264,715 27,748
$ 119,398
TOTAL INVESTMENT COMPANIES $ 184,577
Total Investments $ 184,577
Other Assets and Liabilities -  (0.05)% (98)
TOTAL NET ASSETS - 100.00% $ 184,479
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 49.68%
Domestic Equity Funds 23.32%
Investment Companies 20.04%
International Equity Funds 7.00%
Money Market Funds 0.01%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 72,567 $ 27,362 $ 11,522 $ 91,650
International Equity Index Fund 10,190 4,515 2,904 12,904
LargeCap S&P 500 Index Account 21,826 10,425 7,569 27,748
MidCap S&P 400 Index Fund 5,883 3,841 2,806 7,812
Principal Government Money Market Fund - Institutional Class 0.00% 242 120,524 120,750 16
SmallCap S&P 600 Index Fund 5,872 3,562 3,238 7,467
$ 116,580 $ 170,229 $ 148,789 $ 147,597
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 2,135 $ — $ — $ 3,243
International Equity Index Fund 267 (10) 29 1,113
LargeCap S&P 500 Index Account 481 76 1,485 2,990
MidCap S&P 400 Index Fund 123 (19) 402 913
Principal Government Money Market Fund - Institutional Class 0.00% 35 — — —
SmallCap S&P 600 Index Fund 125 26 45 1,245
$ 3,166 $ 73 $ 1,961 $ 9,504
Amounts in thousands.

Schedule of Investments
Diversified Growth Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.46%
International Equity Index Fund
(a)
34,870,078 $ 388,104
MidCap S&P 400 Index Fund
(a)
9,581,499 204,469
SmallCap S&P 600 Index Fund
(a)
7,255,607 195,539
$ 788,112
Principal Variable Contracts Funds, Inc.  Class 1 - 79.57%
Bond Market Index Account
(a)
118,752,076 1,331,210
LargeCap S&P 500 Index Account
(a)
79,068,633 1,734,766
$ 3,065,976
TOTAL INVESTMENT COMPANIES $ 3,854,088
Total Investments $ 3,854,088
Other Assets and Liabilities -  (0.03)% (996)
TOTAL NET ASSETS - 100.00% $ 3,853,092
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55.41%
Fixed Income Funds 34.55%
International Equity Funds 10.07%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 1,287,209 $ 380,956 $ 390,648 $ 1,331,210
International Equity Index Fund 382,917 62,434 81,968 388,104
LargeCap S&P 500 Index Account 1,715,555 280,132 429,357 1,734,766
MidCap S&P 400 Index Fund 192,861 54,465 61,317 204,469
SmallCap S&P 600 Index Fund 194,578 51,766 77,787 195,539
$ 3,773,120 $ 829,753 $ 1,041,077 $ 3,854,088
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 32,855 $ 9,475 $ — $ 44,218
International Equity Index Fund 8,072 (205) 856 24,926
LargeCap S&P 500 Index Account 31,731 80,650 97,991 87,786
MidCap S&P 400 Index Fund 3,234 1,188 10,595 17,272
SmallCap S&P 600 Index Fund 3,305 39 1,196 26,943
$ 79,197 $ 91,147 $ 110,638 $ 201,145
Amounts in thousands.

Schedule of Investments
Diversified Growth Managed Volatility Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 20.47%
International Equity Index Fund
(a)
3,425,411 $ 38,125
MidCap S&P 400 Index Fund
(a)
941,230 20,086
SmallCap S&P 600 Index Fund
(a)
712,755 19,208
$ 77,419
Principal Variable Contracts Funds, Inc.  Class 1 - 79.56%
Bond Market Index Account
(a)
11,665,646 130,772
LargeCap S&P 500 Managed Volatility Index
Account
(a)
10,068,581 170,159
$ 300,931
TOTAL INVESTMENT COMPANIES $ 378,350
Total Investments $ 378,350
Other Assets and Liabilities -  (0.03)% (102)
TOTAL NET ASSETS - 100.00% $ 378,248
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 55.38%
Fixed Income Funds 34.57%
International Equity Funds 10.08%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 123,218 $ 35,441 $ 32,997 $ 130,772
International Equity Index Fund 36,631 6,713 7,838 38,125
LargeCap S&P 500 Managed Volatility Index Account 156,880 24,083 31,828 170,159
MidCap S&P 400 Index Fund 18,446 5,747 6,028 20,086
SmallCap S&P 600 Index Fund 18,608 5,437 7,629 19,208
$ 353,783 $ 77,421 $ 86,320 $ 378,350
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 3,190 $ 749 $ — $ 4,361
International Equity Index Fund 793 (6) 84 2,625
LargeCap S&P 500 Managed Volatility Index Account 2,493 3,616 3,550 17,408
MidCap S&P 400 Index Fund 318 (10) 1,041 1,931
SmallCap S&P 600 Index Fund 324 (2) 117 2,794
$ 7,118 $ 4,347 $ 4,792 $ 29,119
Amounts in thousands.

Schedule of Investments
Diversified Growth Volatility Control Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.12% Shares Held Value (000's)
Exchange-Traded Funds - 20.10%
iShares Core S&P 500 ETF 532,909 $ 200,049
Money Market Funds - 0.01%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
111,438 111
Principal Funds, Inc. Class R-6 - 20.30%
International Equity Index Fund
(a)
8,919,611 99,275
MidCap S&P 400 Index Fund
(a)
2,463,584 52,573
SmallCap S&P 600 Index Fund
(a)
1,864,924 50,260
$ 202,108
Principal Variable Contracts Funds, Inc.  Class 1 - 59.71%
Bond Market Index Account
(a)
30,816,240 345,450
LargeCap S&P 500 Index Account
(a)
11,350,762 249,036
$ 594,486
TOTAL INVESTMENT COMPANIES $ 996,754
Total Investments $ 996,754
Other Assets and Liabilities -  (0.12)% (1,169)
TOTAL NET ASSETS - 100.00% $ 995,585
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 35.34%
Fixed Income Funds 34.70%
Investment Companies 20.10%
International Equity Funds 9.97%
Money Market Funds 0.01%
Other Assets and Liabilities
(0.12)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 267,381 $ 109,560 $ 43,250 $ 345,450
International Equity Index Fund 76,620 31,856 17,513 99,275
LargeCap S&P 500 Index Account 191,472 84,817 53,936 249,036
MidCap S&P 400 Index Fund 38,707 23,080 15,054 52,573
Principal Government Money Market Fund - Institutional Class 0.00% 1,047 718,931 719,867 111
SmallCap S&P 600 Index Fund 38,635 22,395 19,158 50,260
$ 613,862 $ 990,639 $ 868,778 $ 796,705
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 7,929 $ 48 $ — $ 11,711
International Equity Index Fund 2,064 (52) 222 8,364
LargeCap S&P 500 Index Account 4,254 298 13,135 26,385
MidCap S&P 400 Index Fund 823 4 2,695 5,836
Principal Government Money Market Fund - Institutional Class 0.00% 185 — — —
SmallCap S&P 600 Index Fund 836 110 303 8,278
$ 16,091 $ 408 $ 16,355 $ 60,574
Amounts in thousands.

Schedule of Investments
Diversified Income Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.03% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 10.32%
International Equity Index Fund
(a)
1,177,839 $ 13,109
MidCap S&P 400 Index Fund
(a)
485,604 10,363
SmallCap S&P 600 Index Fund
(a)
367,712 9,910
$ 33,382
Principal Variable Contracts Funds, Inc.  Class 1 - 89.71%
Bond Market Index Account
(a)
18,629,461 208,836
LargeCap S&P 500 Index Account
(a)
3,710,322 81,405
$ 290,241
TOTAL INVESTMENT COMPANIES $ 323,623
Total Investments $ 323,623
Other Assets and Liabilities -  (0.03)% (88)
TOTAL NET ASSETS - 100.00% $ 323,535
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 64.55%
Domestic Equity Funds 31.43%
International Equity Funds 4.05%
Other Assets and Liabilities
(0.03)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Bond Market Index Account $ 179,434 $ 68,104 $ 46,514 $ 208,836
International Equity Index Fund 11,502 4,604 4,095 13,109
LargeCap S&P 500 Index Account 71,571 31,172 30,555 81,405
MidCap S&P 400 Index Fund 8,691 4,787 4,287 10,363
SmallCap S&P 600 Index Fund 8,768 4,669 5,172 9,910
$ 279,966 $ 113,336 $ 90,623 $ 323,623
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Account $ 4,945 $ 211 $ — $ 7,601
International Equity Index Fund 270 8 29 1,090
LargeCap S&P 500 Index Account 1,429 2,082 4,414 7,135
MidCap S&P 400 Index Fund 164 51 537 1,121
SmallCap S&P 600 Index Fund 168 (15) 60 1,660
$ 6,976 $ 2,337 $ 5,040 $ 18,607
Amounts in thousands.

Schedule of Investments
Diversified International Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 1 .35 % Shares Held Value (000's)
Money Market Funds - 1 .35%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
2,219,958 $ 2,220
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,711,919 1,712
$ 3,932
TOTAL INVESTMENT COMPANIES $ 3,932
COMMON STOCKS - 99 .48 % Shares Held Value (000's)
Airlines - 0 .18%
ANA Holdings Inc 24,400 $ 539
Apparel - 1 .78%
Adidas AG
(d)
4,141 1,507
LVMH Moet Hennessy Louis Vuitton SE 5,901 3,694
$ 5,201
Automobile Manufacturers - 5 .02%
Bayerische Motoren Werke AG 14,822 1,308
Eicher Motors Ltd 24,030 834
Ferrari NV 9,112 2,113
Honda Motor Co Ltd 57,000 1,608
Kia Motors Corp
(d)
22,088 1,273
Maruti Suzuki India Ltd 10,869 1,140
Toyota Motor Corp 59,200 4,569
Volvo AB - B Shares
(d)
76,711 1,816
$ 14,661
Automobile Parts & Equipment - 1 .02%
Toyota Industries Corp 37,400 2,971
Banks - 8 .51%
Bank Leumi Le-Israel BM 163,974 968
BNP Paribas SA
(d)
39,092 2,064
Canadian Imperial Bank of Commerce
(e)
15,200 1,298
Credicorp Ltd 9,192 1,508
DBS Group Holdings Ltd 148,800 2,820
DNB ASA
(d)
92,415 1,811
Erste Group Bank AG 43,928 1,338
Grupo Financiero Banorte SAB de CV
(d)
174,759 963
HDFC Bank Ltd ADR
(d)
15,362 1,110
ICICI Bank Ltd ADR
(d)
98,798 1,468
Intesa Sanpaolo SpA
(d)
837,217 1,979
Kotak Mahindra Bank Ltd
(d)
27,147 742
Mediobanca Banca di Credito Finanziario SpA
(d)
210,904 1,952
PT Bank Central Asia Tbk 644,400 1,553
Toronto-Dominion Bank/The 37,800 2,136
United Overseas Bank Ltd 65,900 1,123
$ 24,833
Beverages - 1 .01%
Carlsberg AS 10,880 1,744
Heineken NV 10,771 1,199
$ 2,943
Biotechnology - 0 .97%
CSL Ltd 12,896 2,818
Building Materials - 3 .19%
Anhui Conch Cement Co Ltd 131,196 1,043
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
120,000 716
China Lesso Group Holdings Ltd 469,000 735
Cie de Saint-Gobain
(d)
38,667 1,778
CRH PLC 76,129 3,238
HeidelbergCement AG 24,326 1,811
$ 9,321
Chemicals - 2 .15%
BASF SE 27,771 2,195
Evonik Industries AG 30,352 992
Koninklijke DSM NV 7,989 1,374
Shin-Etsu Chemical Co Ltd 9,800 1,720
$ 6,281
Commercial Services - 2 .09%
Adecco Group AG 12,526 834
Adyen NV
(d),(f)
661 1,536
Amadeus IT Group SA 14,747 1,088
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dai Nippon Printing Co Ltd 27,000 $ 486
New Oriental Education & Technology Group Inc
ADR
(d)
8,223 1,528
TechnoPro Holdings Inc 7,400 615
$ 6,087
Computers - 2 .19%
Capgemini SE 11,324 1,761
Logitech International SA 28,360 2,754
Nomura Research Institute Ltd 31,400 1,123
Obic Co Ltd 3,700 744
$ 6,382
Consumer Products - 0 .43%
Hindustan Unilever Ltd 38,019 1,248
Cosmetics & Personal Care - 0 .34%
Unilever PLC 16,530 991
Distribution & Wholesale - 2 .25%
Bunzl PLC 38,347 1,280
Ferguson PLC 19,827 2,409
ITOCHU Corp 100,300 2,885
$ 6,574
Diversified Financial Services - 2 .03%
B3 SA - Brasil Bolsa Balcao 88,800 1,060
Housing Development Finance Corp Ltd 47,168 1,652
KB Financial Group Inc 27,651 1,098
London Stock Exchange Group PLC 8,309 1,026
SBI Holdings Inc/Japan 24,800 590
Tisco Financial Group PCL 164,300 485
$ 5,911
Electric - 2 .62%
Enel SpA 306,814 3,121
Iberdrola SA 239,865 3,447
Northland Power Inc 29,900 1,073
$ 7,641
Electrical Components & Equipment - 0 .56%
Delta Electronics Inc 173,000 1,622
Electronics - 1 .36%
Halma PLC 27,145 909
Hoya Corp 22,196 3,074
$ 3,983
Energy - Alternate Sources - 1 .03%
Vestas Wind Systems A/S 12,772 3,017
Engineering & Construction - 0 .63%
Vinci SA 18,411 1,834
Entertainment - 0 .45%
Flutter Entertainment PLC
(d)
6,401 1,302
Food - 2 .70%
Dino Polska SA
(d),(f)
10,310 799
Nestle India Ltd 3,021 761
Nestle SA 46,541 5,502
Seven & i Holdings Co Ltd 22,700 804
$ 7,866
Hand & Machine Tools - 0 .79%
Techtronic Industries Co Ltd 161,000 2,301
Healthcare - Products - 1 .54%
Ambu A/S
(e)
19,217 826
GN Store Nord AS 8,486 676
Koninklijke Philips NV
(d)
41,989 2,262
Sartorius Stedim Biotech 2,081 742
$ 4,506
Healthcare - Services - 1 .81%
Fresenius SE & Co KGaA 19,718 912
ICON PLC
(d)
9,965 1,943
Lonza Group AG 3,757 2,420
$ 5,275

Schedule of Investments
Diversified International Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .39%
Daiwa House Industry Co Ltd 25,300 $ 752
Persimmon PLC 41,988 1,585
Taylor Wimpey PLC
(d)
755,038 1,708
$ 4,045
Home Furnishings - 1 .95%
Haier Smart Home Co Ltd
(d)
313,600 1,136
Howden Joinery Group PLC
(d)
125,145 1,179
Sony Corp 33,500 3,376
$ 5,691
Insurance - 6 .16%
AIA Group Ltd 359,000 4,375
ASR Nederland NV 22,513 901
AXA SA 101,616 2,437
Fairfax Financial Holdings Ltd 2,400 818
Hannover Rueck SE 9,136 1,456
ICICI Lombard General Insurance Co Ltd
(d),(f)
29,369 612
Legal & General Group PLC 473,389 1,725
NN Group NV 23,465 1,014
Prudential PLC 73,888 1,359
Sompo Holdings Inc 30,100 1,220
Tokio Marine Holdings Inc 39,900 2,056
$ 17,973
Internet - 4 .42%
Alibaba Group Holding Ltd
(d)
78,100 2,272
MercadoLibre Inc
(d)
547 916
Naspers Ltd 5,028 1,030
NCSoft Corp
(d)
1,123 964
Shopify Inc
(d)
1,896 2,146
Tencent Holdings Ltd 77,493 5,576
$ 12,904
Machinery - Construction & Mining - 0 .65%
Siemens Energy AG
(d)
51,383 1,897
Machinery - Diversified - 2 .32%
Daifuku Co Ltd 10,300 1,275
Ebara Corp 36,200 1,185
GEA Group AG 22,573 807
Keyence Corp 4,000 2,250
Miura Co Ltd 22,400 1,250
$ 6,767
Metal Fabrication & Hardware - 0 .91%
SKF AB 101,791 2,649
Mining - 2 .41%
Anglo American PLC 43,080 1,423
Antofagasta PLC 61,105 1,199
Franco-Nevada Corp 9,831 1,232
Rio Tinto Ltd 36,154 3,179
$ 7,033
Miscellaneous Manufacturers - 2 .08%
JSR Corp 42,200 1,177
Pidilite Industries Ltd 30,656 742
Siemens AG 19,914 2,868
Trelleborg AB
(d)
57,358 1,274
$ 6,061
Oil & Gas - 3 .41%
BP PLC 462,302 1,595
LUKOIL PJSC ADR 11,359 772
Neste Oyj 52,863 3,838
Parkland Corp/Canada 20,600 654
Reliance Industries Ltd 63,309 1,723
Suncor Energy Inc 82,100 1,377
$ 9,959
Pharmaceuticals - 3 .83%
AstraZeneca PLC 27,661 2,758
Novo Nordisk A/S 39,336 2,744
Recordati Industria Chimica e Farmaceutica SpA 10,641 592
Roche Holding AG 14,591 5,082
$ 11,176
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .99%
Pembina Pipeline Corp 58,500 $ 1,383
TC Energy Corp 36,900 1,500
$ 2,883
Private Equity - 2 .46%
3i Group PLC 204,712 3,238
Brookfield Asset Management Inc 69,769 2,884
Intermediate Capital Group PLC 44,483 1,047
$ 7,169
Real Estate - 0 .77%
Sun Hung Kai Properties Ltd 54,500 697
Tokyo Tatemono Co Ltd 37,900 520
Vonovia SE 14,058 1,027
$ 2,244
Retail - 3 .97%
Alimentation Couche-Tard Inc 83,546 2,847
Home Product Center PCL 1,333,500 607
JD Sports Fashion PLC
(d)
109,002 1,281
Li Ning Co Ltd 330,000 2,271
Magazine Luiza SA 217,100 1,043
Pan Pacific International Holdings Corp 71,500 1,652
Wal-Mart de Mexico SAB de CV 668,122 1,877
$ 11,578
Semiconductors - 8 .04%
ASM International NV 3,600 786
ASML Holding NV 9,901 4,794
MediaTek Inc 54,000 1,440
Samsung Electronics Co Ltd 110,641 8,262
Taiwan Semiconductor Manufacturing Co Ltd 432,140 8,175
$ 23,457
Software - 1 .64%
Capcom Co Ltd 16,000 1,038
Dassault Systemes SE 6,064 1,230
DeNA Co Ltd 28,400 505
Mixi Inc 20,000 496
Nemetschek SE 7,934 590
NetEase Inc 48,300 923
$ 4,782
Telecommunications - 3 .19%
Deutsche Telekom AG 76,740 1,401
Nice Ltd ADR
(d)
5,692 1,614
Nippon Telegraph & Telephone Corp 92,900 2,384
SoftBank Group Corp 41,000 3,183
Telefonica Brasil SA 80,500 720
$ 9,302
Toys, Games & Hobbies - 1 .30%
Nintendo Co Ltd 5,900 3,787
Transportation - 0 .94%
Canadian National Railway Co 24,928 2,741
TOTAL COMMON STOCKS $ 290,206
Total Investments $ 294,138
Other Assets and Liabilities -  (0.83)% (2,412)
TOTAL NET ASSETS - 100.00% $ 291,726
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,220 or
0.76% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,947 or 1.01% of net assets.

Schedule of Investments
Diversified International Account
December 31, 2020
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 17 .10%
United Kingdom 8 .75%
Canada 7 .56%
Germany 6 .43%
Switzerland 5 .69%
China 5 .55%
France 5 .31%
Netherlands 4 .76%
India 4 .12%
Korea, Republic Of 3 .98%
Taiwan 3 .86%
Italy 3 .34%
Denmark 3 .08%
Hong Kong 2 .53%
Ireland 2 .23%
Australia 2 .06%
Sweden 1 .97%
Spain 1 .55%
Singapore 1 .36%
United States 1 .35%
Finland 1 .32%
Mexico 0 .97%
Brazil 0 .97%
Israel 0 .88%
Norway 0 .62%
Indonesia 0 .53%
Peru 0 .52%
Austria 0 .46%
Chile 0 .41%
Thailand 0 .38%
South Africa 0 .35%
Argentina 0 .31%
Poland 0 .27%
Russian Federation 0 .26%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,370 $ 68,000 $ 68,658 $ 1,712
$ 2,370 $ 68,000 $ 68,658 $ 1,712
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 8 $ — $ — $ —
$ 8 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 2 .35 % Shares Held Value (000's)
Money Market Funds - 2 .35%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
2,788,419 $ 2,788
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
15,730,042 15,730
$ 18,518
TOTAL INVESTMENT COMPANIES $ 18,518
COMMON STOCKS - 98 .34 % Shares Held Value (000's)
Apparel - 1 .86%
NIKE Inc 104,036 $ 14,718
Automobile Manufacturers - 2 .36%
PACCAR Inc 216,158 18,650
Automobile Parts & Equipment - 2 .20%
Magna International Inc 245,268 17,365
Banks - 9 .28%
Bank of America Corp 218,145 6,612
First Republic Bank/CA 123,948 18,212
JPMorgan Chase & Co 170,882 21,714
Morgan Stanley 166,061 11,380
PNC Financial Services Group Inc/The 103,398 15,406
$ 73,324
Beverages - 1 .88%
Coca-Cola Co/The 270,195 14,817
Biotechnology - 1 .66%
Corteva Inc 338,686 13,114
Chemicals - 2 .70%
Air Products and Chemicals Inc 39,787 10,871
PPG Industries Inc 72,718 10,487
$ 21,358
Computers - 1 .76%
Apple Inc 104,490 13,865
Diversified Financial Services - 5 .16%
BlackRock Inc 32,361 23,350
Discover Financial Services 192,438 17,421
$ 40,771
Electric - 5 .42%
Eversource Energy 99,530 8,610
NextEra Energy Inc 156,812 12,098
Sempra Energy 24,343 3,101
WEC Energy Group Inc 106,374 9,790
Xcel Energy Inc 137,706 9,181
$ 42,780
Electronics - 0 .96%
Honeywell International Inc 35,826 7,620
Food - 3 .18%
Hormel Foods Corp 306,591 14,290
Tyson Foods Inc 168,007 10,827
$ 25,117
Healthcare - Products - 4 .64%
Abbott Laboratories 179,849 19,692
Medtronic PLC 144,786 16,960
$ 36,652
Insurance - 4 .43%
Allstate Corp/The 24,252 2,666
Chubb Ltd 88,811 13,670
Fidelity National Financial Inc 272,393 10,648
Swiss Re AG ADR 339,058 8,032
$ 35,016
Machinery - Construction & Mining - 0 .24%
Caterpillar Inc 10,311 1,877
Machinery - Diversified - 3 .49%
Deere & Co 102,323 27,530
Media - 1 .99%
Cable One Inc 3,854 8,586
Comcast Corp - Class A 136,762 7,166
$ 15,752
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 4 .27%
3M Co 15,676 $ 2,740
Parker-Hannifin Corp 82,065 22,355
Trane Technologies PLC 59,237 8,599
$ 33,694
Oil & Gas - 3 .42%
Chevron Corp 106,527 8,996
EOG Resources Inc 165,110 8,234
Marathon Petroleum Corp 235,887 9,757
$ 26,987
Pharmaceuticals - 8 .40%
Becton Dickinson and Co 50,662 12,677
Merck & Co Inc 192,687 15,762
Novartis AG ADR 123,800 11,690
Pfizer Inc 249,098 9,169
Roche Holding AG ADR 388,993 17,054
$ 66,352
Pipelines - 1 .18%
Enterprise Products Partners LP 475,720 9,319
Private Equity - 2 .32%
KKR & Co Inc 453,267 18,353
REITs - 4 .22%
Alexandria Real Estate Equities Inc 75,077 13,380
Digital Realty Trust Inc 91,901 12,821
Realty Income Corp 115,157 7,160
$ 33,361
Retail - 4 .53%
Costco Wholesale Corp 54,563 20,558
Starbucks Corp 98,438 10,531
Target Corp 26,384 4,658
$ 35,747
Semiconductors - 4 .19%
Microchip Technology Inc 114,846 15,861
Taiwan Semiconductor Manufacturing Co Ltd
ADR
157,741 17,200
$ 33,061
Software - 4 .31%
Activision Blizzard Inc 72,040 6,689
Fidelity National Information Services Inc 66,063 9,345
Microsoft Corp 43,758 9,733
SAP SE ADR
(e)
63,456 8,274
$ 34,041
Telecommunications - 4 .54%
BCE Inc 392,028 16,779
Verizon Communications Inc 324,565 19,068
$ 35,847
Toys, Games & Hobbies - 1 .61%
Hasbro Inc 136,225 12,742
Transportation - 2 .14%
Union Pacific Corp 81,249 16,918
TOTAL COMMON STOCKS $ 776,748
Total Investments $ 795,266
Other Assets and Liabilities -  (0.69)% (5,423)
TOTAL NET ASSETS - 100.00% $ 789,843
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,788 or
0.35% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.

Schedule of Investments
Equity Income Account
December 31, 2020
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .41%
Consumer, Non-cyclical 19 .76%
Consumer, Cyclical 12 .56%
Industrial 11 .10%
Technology 10 .26%
Communications 6 .53%
Utilities 5 .42%
Energy 4 .60%
Basic Materials 2 .70%
Money Market Funds 2 .35%
Other Assets and Liabilities
( 0 .69 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 14,848 $ 235,168 $ 234,286 $ 15,730
$ 14,848 $ 235,168 $ 234,286 $ 15,730
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 58 $ — $ — $ —
$ 58 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 7.61% Shares Held Value (000's)
Money Market Funds - 7.61%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
17,351,360 $ 17,351
TOTAL INVESTMENT COMPANIES $ 17,351
BONDS - 23.75%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2.69%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 1,425 $ 1,427
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 1,435 1,435
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 1,425 1,426
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
1,845 1,848
$ 6,136
Commercial Mortgage Backed Securities - 4.32%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 1,100 1,125
3.30%, 04/25/2023
(e)
1,300 1,382
3.46%, 08/25/2023
(e)
1,200 1,288
3.53%, 10/25/2023
(e)
870 940
Ginnie Mae
0.54%, 04/16/2047
(e),(f)
8,708 185
0.57%, 02/16/2055
(e),(f)
15,101 168
0.57%, 03/16/2060
(e),(f)
4,053 209
0.63%, 11/16/2052
(e),(f)
11,119 273
0.68%, 09/16/2053
(e),(f)
7,563 175
2.60%, 05/16/2059 546 577
2.60%, 03/16/2060 901 951
JP Morgan Chase Commercial Mortgage
Securities Trust 2011-C5
5.42%, 08/15/2046
(d),(e)
2,000 2,016
Wells Fargo Commercial Mortgage Trust
2014-LC16
4.46%, 08/15/2050 600 558
$ 9,847
Credit Card Asset Backed Securities - 4.17%
American Express Credit Account Master Trust
0.40%, 04/15/2024 3,500 3,504
1.00 x 1 Month USD LIBOR + 0.24%
2.99%, 12/15/2023 1,597 1,613
Barclays Dryrock Issuance Trust
0.49%, 07/15/2024 1,830 1,834
1.00 x 1 Month USD LIBOR + 0.33%
Chase Issuance Trust
0.36%, 04/17/2023 2,558 2,559
1.00 x 1 Month USD LIBOR + 0.20%
$ 9,510
Mortgage Backed Securities - 11.80%
EverBank Mortgage Loan Trust 18-1
3.50%, 02/25/2048
(d),(e)
325 331
Fannie Mae Grantor Trust 2005-T1
0.50%, 05/25/2035 165 165
1.00 x 1 Month USD LIBOR + 0.35%
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
1,136 170
Fannie Mae REMICS
2.33%, 06/25/2045
(f)
2,848 162
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
3.00%, 10/25/2040
(f)
2,607 103
3.00%, 04/25/2042 476 485
3.00%, 08/25/2042 200 203
3.00%, 02/25/2043 335 348
3.00%, 03/25/2046 413 427
3.00%, 05/25/2048 148 157
3.50%, 01/25/2040
(f)
1,229 50
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS   (continued)
3.50%, 11/25/2042 $ 2,500 $ 2,680
4.00%, 12/25/2039
(f)
547 19
4.50%, 04/25/2045
(f)
2,315 393
7.00%, 04/25/2032 93 109
Freddie Mac REMICS
1.50%, 04/15/2028 660 671
2.49%, 05/15/2038
(f)
2,4 84 13 2
1.00 x 12 Month Treasury Average Index
+ 0.00%
2.50%, 11/15/2032 698 740
2.50%, 02/15/2043 728 771
3.00%, 11/15/2030
(f)
913 18
3.00%, 11/15/2035 950 982
3.00%, 06/15/2040 233 236
3.00%, 10/15/2041 503 511
3.00%, 04/15/2046 210 227
3.50%, 03/15/2029 279 288
3.50%, 08/15/2040
(f)
1,349 70
3.50%, 05/15/2043 565 581
3.50%, 09/15/2043 1,200 1,214
4.00%, 05/15/2039 2,958 3,031
Ginnie Mae
2.50%, 10/20/2050
(f)
3,116 318
3.00%, 07/20/2050
(f)
1,996 226
3.00%, 08/20/2050
(f)
4,327 487
3.00%, 09/20/2050
(f)
3,449 396
3.00%, 09/20/2050
(f)
4,079 505
3.50%, 05/20/2039 16 16
3.50%, 10/20/2044
(f)
3,985 406
3.50%, 11/20/2045 930 977
3.50%, 10/20/2049
(f)
3,392 414
4.00%, 02/20/2044
(f)
2,254 171
4.00%, 04/20/2044
(f)
1,199 96
4.00%, 01/20/2046
(f)
1,169 89
5.95%, 07/16/2043
(f)
2,586 459
(1.00) x 1 Month USD LIBOR + 6.10%
5.95%, 06/20/2046
(f)
556 113
(1.00) x 1 Month USD LIBOR + 6.10%
5.99%, 12/20/2043
(f)
1,207 290
(1.00) x 1 Month USD LIBOR + 6.14%
6.05%, 08/20/2042
(f)
960 154
(1.00) x 1 Month USD LIBOR + 6.20%
6.05%, 09/20/2047
(f)
637 122
(1.00) x 1 Month USD LIBOR + 6.20%
6.10%, 06/20/2044
(f)
1,411 178
(1.00) x 1 Month USD LIBOR + 6.25%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(e)
401 408
JP Morgan Mortgage Trust 2017-3
3.79%, 08/25/2047
(d),(e)
548 570
JP Morgan Mortgage Trust 2018-8
4.00%, 01/25/2049
(d),(e)
290 297
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(e)
1,200 1,228
New Residential Mortgage Loan Trust 2014-1
5.00%, 01/25/2054
(d),(e)
1,301 1,408
New Residential Mortgage Loan Trust 2015-2
5.52%, 08/25/2055
(d),(e)
999 1,085
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(e)
495 511
Sequoia Mortgage Trust 2017-3
3.79%, 04/25/2047
(d),(e)
455 478
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(d),(e)
221 225
$ 26,90 1

Schedule of Investments
Government & High Quality Bond Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities - 0.77%
Chase Funding Trust Series 2004-1
0.61%, 12/25/2033 $ 91 $ 86
1.00 x 1 Month USD LIBOR + 0.46%
CNH Equipment Trust 2016-C
1.76%, 09/15/2023 255 256
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(e)
550 600
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 810 820
$ 1,762
TOTAL BONDS $ 54,15 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 92.10%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7.79%
2.00%, 10/01/2031 $ 519 $ 545
2.48%, 09/01/2032 10 10
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.23%
2.50%, 02/01/2028 450 475
3.00%, 02/01/2027 155 164
3.00%, 01/01/2031 404 434
3.00%, 01/01/2033 739 798
3.00%, 03/01/2037 297 312
3.00%, 08/01/2042 534 568
3.00%, 10/01/2042 392 423
3.00%, 10/01/2042 770 821
3.00%, 05/01/2043 538 585
3.00%, 10/01/2046 670 732
3.50%, 02/01/2032 773 824
3.50%, 04/01/2042 1,046 1,134
3.50%, 05/01/2042 459 502
3.50%, 07/01/2042 1,596 1,733
3.50%, 02/01/2044 631 690
4.00%, 07/01/2042 619 700
4.00%, 01/01/2043 770 849
4.00%, 06/01/2043 872 964
4.00%, 10/01/2045 912 1,024
4.00%, 01/01/2048 978 1,102
4.50%, 11/01/2043 656 753
5.00%, 10/01/2025 71 79
5.00%, 02/01/2033 103 119
5.00%, 06/01/2033 131 148
5.00%, 01/01/2034 348 403
5.00%, 07/01/2035 7 9
5.00%, 07/01/2035 17 20
5.00%, 07/01/2035 71 82
5.00%, 10/01/2035 30 35
5.50%, 03/01/2033 79 92
5.50%, 04/01/2038 3 4
5.50%, 05/01/2038 19 22
6.00%, 12/01/2023 1 1
6.00%, 05/01/2031 9 11
6.00%, 12/01/2031 9 10
6.00%, 11/01/2033 36 41
6.00%, 09/01/2034 36 43
6.00%, 02/01/2035 24 28
6.00%, 10/01/2036 34 41
6.00%, 03/01/2037 30 34
6.00%, 01/01/2038 63 74
6.00%, 01/01/2038 7 8
6.00%, 04/01/2038 20 22
6.50%, 12/01/2021 2 2
6.50%, 04/01/2022 3 4
6.50%, 05/01/2022 2 2
6.50%, 05/01/2023 4 4
6.50%, 04/01/2024 1 1
6.50%, 04/01/2026 1 2
6.50%, 05/01/2026 2 2
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 05/01/2026 $ 1 $ 1
6.50%, 01/01/2028 2 3
6.50%, 03/01/2028 2 2
6.50%, 10/01/2028 11 12
6.50%, 11/01/2028 2 3
6.50%, 12/01/2028 5 6
6.50%, 03/01/2029 2 3
6.50%, 07/01/2031 17 19
6.50%, 08/01/2031 4 5
6.50%, 10/01/2031 7 8
6.50%, 10/01/2031 6 7
6.50%, 12/01/2031 9 11
6.50%, 02/01/2032 10 11
6.50%, 05/01/2032 24 28
6.50%, 04/01/2035 5 6
7.00%, 09/01/2023 3 3
7.00%, 12/01/2023 1 1
7.00%, 01/01/2024 1 1
7.00%, 09/01/2027 2 3
7.00%, 01/01/2028 19 21
7.00%, 04/01/2028 11 12
7.00%, 05/01/2028 2 2
7.00%, 10/01/2031 4 5
7.00%, 10/01/2031 9 10
7.00%, 04/01/2032 34 40
7.50%, 10/01/2030 6 7
7.50%, 02/01/2031 2 2
7.50%, 02/01/2031 6 7
8.00%, 10/01/2030 13 15
8.50%, 07/01/2029 15 16
$ 17,755
Federal National Mortgage Association (FNMA) - 0.50%
2.07%, 12/01/2033 51 51
1.00 x 12 Month USD LIBOR + 1.65%
3.00%, 04/01/2043 756 815
3.64%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
5.50%, 05/01/2033 13 13
6.00%, 05/01/2037 156 177
6.50%, 08/01/2025 13 14
6.50%, 11/01/2032 13 14
7.00%, 08/01/2028 11 12
7.00%, 12/01/2028 9 10
8.00%, 05/01/2027 5 5
8.50%, 10/01/2027 21 22
$ 1,144
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 47.21%
2.00%, 02/01/2032 319 335
2.00%, 11/01/2035 1,939 2,028
2.00%, 11/01/2035 1,385 1,448
2.00%, 01/01/2036
(g)
3,750 3,920
2.00%, 10/01/2050 992 1,033
2.00%, 01/01/2051
(g)
13,225 13,738
2.50%, 06/01/2027 693 729
2.50%, 08/01/2028 516 546
2.50%, 12/01/2031 636 678
2.50%, 09/01/2032 432 461
2.50%, 08/01/2035 1,866 1,968
2.50%, 10/01/2035 1,952 2,048
2.50%, 04/01/2050 1,837 1,939
2.50%, 06/01/2050 1,691 1,789
2.50%, 01/01/2051
(g)
14,985 15,796
3.00%, 05/01/2029 590 632
3.00%, 08/01/2031 1,149 1,244
3.00%, 12/01/2034 1,143 1,199
3.00%, 10/01/2036 484 528
3.00%, 10/01/2042 1,171 1,278

Schedule of Investments
Government & High Quality Bond Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 10/01/2046 $ 819 $ 887
3.00%, 08/01/2049 495 519
3.00%, 10/01/2049 1,348 1,415
3.00%, 12/01/2049 1,204 1,265
3.00%, 01/01/2050 1,670 1,753
3.00%, 02/01/2050 1,663 1,746
3.00%, 07/01/2050 2,055 2,156
3.00%, 09/01/2050 1,990 2,110
3.50%, 08/01/2031 569 624
3.50%, 02/01/2033 916 1,007
3.50%, 09/01/2033 1,254 1,375
3.50%, 06/01/2039 429 465
3.50%, 02/01/2042 904 1,003
3.50%, 11/01/2042 977 1,073
3.50%, 12/01/2042 1,100 1,215
3.50%, 02/01/2043 399 442
3.50%, 03/01/2045 1,055 1,153
3.50%, 03/01/2045 482 533
3.50%, 06/01/2045 766 850
3.50%, 09/01/2045 672 738
3.50%, 01/01/2046 543 602
3.50%, 03/01/2046 390 433
3.50%, 04/01/2046 822 912
3.50%, 03/01/2047 816 905
3.50%, 11/01/2048 1,698 1,883
3.50%, 05/01/2049 764 838
4.00%, 01/01/2034 374 409
4.00%, 10/01/2037 608 656
4.00%, 02/01/2041 1,030 1,156
4.00%, 02/01/2042 637 715
4.00%, 08/01/2043 383 434
4.00%, 10/01/2043 254 278
4.00%, 08/01/2044 426 482
4.00%, 10/01/2044 1,203 1,319
4.00%, 11/01/2044 408 462
4.00%, 12/01/2044 689 778
4.00%, 02/01/2045 668 755
4.00%, 08/01/2045 652 737
4.00%, 07/01/2046 576 649
4.00%, 08/01/2046 1,197 1,321
4.00%, 07/01/2047 880 992
4.00%, 10/01/2047 740 829
4.00%, 12/01/2047 679 766
4.50%, 08/01/2039 1,210 1,386
4.50%, 03/01/2042 314 361
4.50%, 09/01/2043 1,269 1,456
4.50%, 10/01/2043 705 809
4.50%, 11/01/2043 810 930
4.50%, 09/01/2045 547 619
4.50%, 10/01/2045 743 852
4.50%, 11/01/2045 1,057 1,197
4.50%, 08/01/2048 701 795
4.50%, 12/01/2048 924 1,035
5.00%, 05/01/2033 882 1,018
5.00%, 04/01/2035 86 100
5.00%, 04/01/2035 69 80
5.00%, 07/01/2035 4 5
5.00%, 02/01/2038 297 345
5.00%, 02/01/2040 972 1,141
5.00%, 07/01/2041 784 914
5.50%, 05/01/2024 3 3
5.50%, 06/01/2033 46 54
5.50%, 02/01/2037 3 3
5.50%, 03/01/2038 71 83
6.00%, 06/01/2022 3 4
6.00%, 11/01/2028 11 12
6.00%, 12/01/2031 5 5
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.00%, 01/01/2033 $ 38 $ 45
6.00%, 07/01/2037 94 111
6.00%, 11/01/2037 3 3
6.00%, 12/01/2037 7 8
6.00%, 03/01/2038 52 62
6.50%, 05/01/2024 3 3
6.50%, 09/01/2024 4 5
6.50%, 07/01/2025 8 9
6.50%, 02/01/2026 2 3
6.50%, 05/01/2026 2 2
6.50%, 06/01/2026 1 1
6.50%, 07/01/2028 8 9
6.50%, 03/01/2029 4 5
6.50%, 04/01/2029 4 4
6.50%, 06/01/2031 9 10
6.50%, 01/01/2032 3 4
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 8 9
6.50%, 02/01/2033 8 9
6.50%, 12/01/2036 31 37
6.50%, 07/01/2037 22 26
6.50%, 07/01/2037 10 12
6.50%, 02/01/2038 26 30
7.00%, 10/01/2029 8 9
7.00%, 05/01/2031 4 4
7.00%, 11/01/2031 16 18
8.00%, 06/01/2030 1 2
$ 107,627
Government National Mortgage Association (GNMA) - 20.97%
2.00%, 01/01/2051 7,200 7,529
2.50%, 01/01/2051 13,500 14,291
3.00%, 11/15/2042 620 653
3.00%, 12/15/2042 1,222 1,289
3.00%, 02/15/2043 1,154 1,266
3.00%, 05/15/2043 1,488 1,625
3.00%, 07/20/2045 1,024 1,092
3.00%, 07/20/2046 579 617
3.00%, 08/20/2046 1,268 1,351
3.00%, 09/20/2046 1,550 1,652
3.00%, 12/20/2046 761 811
3.00%, 02/20/2047 922 982
3.00%, 08/20/2047 614 651
3.50%, 01/15/2043 910 1,010
3.50%, 05/15/2043 997 1,106
3.50%, 06/20/2043 609 685
3.50%, 04/20/2045 500 556
3.50%, 06/20/2046 83 92
3.50%, 02/20/2047 698 784
3.50%, 04/20/2047 1,129 1,211
3.50%, 05/20/2047 787 854
3.50%, 11/20/2047 592 637
3.50%, 02/20/2048 1,285 1,379
4.00%, 08/15/2041 695 780
4.00%, 07/20/2047 683 737
4.00%, 01/20/2048 2,719 2,996
4.50%, 07/15/2040 375 423
5.00%, 09/15/2033 4 4
5.00%, 02/15/2034 209 240
5.00%, 09/15/2039 26 30
5.50%, 11/15/2033 20 23
5.50%, 05/20/2035 89 105
6.00%, 04/20/2026 3 3
6.00%, 05/20/2026 2 2
6.00%, 03/20/2028 2 2
6.00%, 06/20/2028 10 12
6.00%, 07/20/2028 5 6
6.00%, 02/20/2029 5 6

Schedule of Investments
Government & High Quality Bond Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
6.00%, 03/20/2029 $ 10 $ 12
6.00%, 07/20/2029 11 12
6.00%, 07/20/2033 83 97
6.50%, 12/20/2025 5 5
6.50%, 02/20/2026 3 4
6.50%, 03/20/2031 7 9
6.50%, 04/20/2031 8 9
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 1 1
7.00%, 01/15/2028 3 4
7.00%, 01/15/2028 2 2
7.00%, 01/15/2028 1 1
7.00%, 03/15/2028 49 51
7.00%, 05/15/2028 4 4
7.00%, 01/15/2029 10 11
7.00%, 03/15/2029 3 3
7.00%, 05/15/2031 6 7
7.00%, 09/15/2031 22 26
7.00%, 06/15/2032 52 58
7.50%, 04/15/2023 3 3
7.50%, 09/15/2023 1 1
7.50%, 10/15/2023 2 2
7.50%, 11/15/2023 2 2
8.00%, 07/15/2026 1 1
8.00%, 08/15/2026 1 2
8.00%, 01/15/2027 1 1
$ 47,821
U.S. Treasury - 3.44%
2.13%, 12/31/2022 2,400 2,496
3.13%, 05/15/2021 2,500 2,527
4.50%, 02/15/2036 1,000 1,468
5.25%, 11/15/2028 1,000 1,348
$ 7,839
U.S. Treasury Bill - 12.19%
0.05%, 01/14/2021
(h)
9,500 9,500
0.07%, 01/07/2021
(h)
5,500 5,500
0.08%, 01/05/2021
(h)
2,300 2,300
0.08%, 02/16/2021
(h)
10,500 10,499
$ 27,799
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 209,985
Total Investments $ 281,49 2
Other Assets and Liabilities -  (23.46)% (53,49 6 )
TOTAL NET ASSETS - 100.00% $ 227,996
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,494 or 4.60% of net assets.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security is an Interest Only Strip.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction. See accompanying notes for additional information.
(h) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 92.59%
Government 15.63%
Asset Backed Securities 7.63%
Money Market Funds 7.61%
Other Assets and Liabilities
(23.46)%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 6,646 $ 169,121 $ 158,416 $ 17,351
$ 6,646 $ 169,121 $ 158,416 $ 17,351
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 29 $ — $ — $ —
$ 29 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2021 Short 104 $ 14,360 $ —
US Long Bond; March 2021 Short 8 1,386 18
Total $ 18
Amounts in thousands except contracts.

Schedule of Investments
International Emerging Markets Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 0.86% Shares Held Value (000's)
Money Market Funds - 0.86%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
804,787 $ 805
TOTAL INVESTMENT COMPANIES $ 805
COMMON STOCKS - 98.36% Shares Held Value (000's)
Agriculture - 0.30%
SLC Agricola SA 53,700 $ 284
Automobile Manufacturers - 3.55%
Ashok Leyland Ltd 421,535 552
Eicher Motors Ltd 11,161 387
Hyundai Motor Co 3,988 707
Kia Motors Corp
(b)
16,354 942
Maruti Suzuki India Ltd 7,053 740
$ 3,328
Automobile Parts & Equipment - 0.65%
Fuyao Glass Industry Group Co Ltd
(d)
54,400 299
Weichai Power Co Ltd 152,000 306
$ 605
Banks - 8.55%
Bank Rakyat Indonesia Persero Tbk PT 1,494,200 444
China Merchants Bank Co Ltd 86,000 544
Credicorp Ltd 4,589 753
Grupo Financiero Banorte SAB de CV
(b)
154,900 854
HDFC Bank Ltd
(b)
46,721 920
ICICI Bank Ltd
(b)
103,337 760
Kotak Mahindra Bank Ltd
(b)
17,760 485
PT Bank Central Asia Tbk 520,500 1,255
Regional SAB de CV
(b)
82,500 382
Sberbank of Russia PJSC ADR 87,637 1,267
TCS Group Holding PLC 11,048 363
$ 8,027
Beverages - 2.38%
Arca Continental SAB de CV 60,000 287
Kweichow Moutai Co Ltd 2,900 891
Thai Beverage PCL 1,064,200 593
Tsingtao Brewery Co Ltd 44,000 461
$ 2,232
Building Materials - 3.44%
Amber Enterprises India Ltd 12,920 417
Anhui Conch Cement Co Ltd 100,695 800
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
150,771 900
China Lesso Group Holdings Ltd 374,000 586
China Resources Cement Holdings Ltd 204,000 228
Voltas Ltd 26,315 298
$ 3,229
Chemicals - 1.10%
Asian Paints Ltd 20,475 776
Navin Fluorine International Ltd 7,208 258
$ 1,034
Commercial Services - 1.65%
China New Higher Education Group Ltd
(d)
387,000 241
New Oriental Education & Technology Group Inc
ADR
(b)
4,051 753
NICE Information Service Co Ltd
(b)
24,308 556
$ 1,550
Computers - 1.58%
Infosys Ltd 60,036 1,029
LG Corp
(b)
5,576 450
$ 1,479
Consumer Products - 0.94%
Hindustan Unilever Ltd 26,980 886
Cosmetics & Personal Care - 0.31%
Colgate-Palmolive India Ltd 13,510 290
Diversified Financial Services - 4.16%
B3 SA - Brasil Bolsa Balcao 48,641 580
CreditAccess Grameen Ltd
(b)
29,925 310
Fubon Financial Holding Co Ltd 289,000 481
Housing Development Finance Corp Ltd 38,832 1,361
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
KB Financial Group Inc 18,764 $ 745
Tisco Financial Group PCL 145,400 429
$ 3,906
Electrical Components & Equipment - 0.86%
Delta Electronics Inc 86,000 806
Energy - Alternate Sources - 0.59%
Sao Martinho SA 104,582 551
Engineering & Construction - 1.39%
Frontken Corp Bhd 259,600 230
Grupo Aeroportuario del Pacifico SAB de CV
(b)
50,600 565
Grupo Aeroportuario del Sureste SAB de CV
(b)
30,455 505
$ 1,300
Food - 3.34%
Bid Corp Ltd
(b)
14,950 269
Dino Polska SA
(b),(d)
6,336 491
Indofood Sukses Makmur Tbk PT 715,100 349
Minerva SA/Brazil 171,400 336
Nestle India Ltd 1,609 405
Tingyi Cayman Islands Holding Corp 364,000 623
Want Want China Holdings Ltd 424,000 307
X5 Retail Group NV 9,837 355
$ 3,135
Gas - 1.54%
China Resources Gas Group Ltd 102,000 542
ENN Energy Holdings Ltd 61,500 903
$ 1,445
Healthcare - Products - 0.25%
Osstem Implant Co Ltd
(b)
4,998 235
Healthcare - Services - 1.57%
Notre Dame Intermedica Participacoes SA 21,400 323
Pharmaron Beijing Co Ltd
(d)
47,400 801
Rede D'Or Sao Luiz SA
(b)
26,233 345
$ 1,469
Holding Companies - Diversified - 0.43%
Swire Pacific Ltd 73,000 402
Home Furnishings - 1.37%
Gree Electric Appliances Inc of Zhuhai 21,796 208
Haier Smart Home Co Ltd
(b)
176,000 638
Hangzhou Robam Appliances Co Ltd 70,692 443
$ 1,289
Insurance - 4.22%
AIA Group Ltd 52,400 638
ICICI Lombard General Insurance Co Ltd
(b),(d)
21,786 454
ICICI Prudential Life Insurance Co Ltd
(b),(d)
36,205 247
Odontoprev SA 150,500 422
PICC Property & Casualty Co Ltd 712,000 539
Ping An Insurance Group Co of China Ltd 104,000 1,266
Qualitas Controladora SAB de CV 73,600 395
$ 3,961
Internet - 15.96%
Alibaba Group Holding Ltd
(b)
169,592 4,932
Meituan
(b)
30,600 1,152
MercadoLibre Inc
(b)
422 707
My EG Services Bhd 473,900 227
Naspers Ltd 4,268 874
NCSoft Corp
(b)
834 716
Tencent Holdings Ltd 84,600 6,087
Tencent Music Entertainment Group ADR
(b)
14,710 283
$ 14,978
Iron & Steel - 1.53%
Eregli Demir ve Celik Fabrikalari TAS 351,227 705
Severstal PAO 41,664 732
$ 1,437
Lodging - 0.73%
Galaxy Entertainment Group Ltd 51,000 397
NagaCorp Ltd 220,000 289
$ 686

Schedule of Investments
International Emerging Markets Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0.35%
Astral Poly Technik Ltd 13,327 $ 325
Mining - 2.48%
Anglo American PLC 16,432 543
Antofagasta PLC 30,073 590
Impala Platinum Holdings Ltd 44,735 616
Polymetal International PLC 10,584 244
Polyus PJSC 3,270 329
$ 2,322
Miscellaneous Manufacturers - 1.80%
Elite Material Co Ltd 42,000 235
Escorts Ltd 12,027 208
Lens Technology Co Ltd 57,300 270
Pidilite Industries Ltd 18,081 437
Sunny Optical Technology Group Co Ltd 24,800 542
$ 1,692
Oil & Gas - 3.31%
LUKOIL PJSC ADR 12,649 860
Petrobras Distribuidora SA 67,400 287
Reliance Industries Ltd 71,942 1,958
$ 3,105
Real Estate - 1.51%
A-Living Smart City Services Co Ltd
(d)
141,750 629
Shimao Group Holdings Ltd 198,000 631
Shimao Services Holdings Ltd
(b),(d)
103,245 159
$ 1,419
Retail - 4.43%
Alibaba Health Information Technology Ltd
(b)
120,000 355
China Meidong Auto Holdings Ltd 74,000 301
Haidilao International Holding Ltd
(d)
34,000 262
Home Product Center PCL 1,223,300 557
Li Ning Co Ltd 98,000 675
Lojas Renner SA 50,850 426
Magazine Luiza SA 124,000 596
Wal-Mart de Mexico SAB de CV 350,800 986
$ 4,158
Semiconductors - 18.91%
ASPEED Technology Inc 5,000 306
Keystone Microtech Corp 25,000 278
MediaTek Inc 46,000 1,227
Parade Technologies Ltd 7,000 277
Realtek Semiconductor Corp 24,000 334
Samsung Electronics Co Ltd 79,008 5,900
SK Hynix Inc 14,462 1,580
Taiwan Semiconductor Manufacturing Co Ltd 394,164 7,457
Tokai Carbon Korea Co Ltd
(b)
3,379 390
$ 17,749
Software - 2.00%
Bilibili Inc ADR
(b)
4,471 383
NetEase Inc 41,900 800
Sea Ltd ADR
(b)
3,485 694
$ 1,877
Telecommunications - 0.53%
Telefonica Brasil SA 55,500 497
Transportation - 0.65%
Hyundai Glovis Co Ltd
(b)
2,135 362
Rumo SA
(b)
66,220 246
$ 608
TOTAL COMMON STOCKS $ 92,296
PREFERRED STOCKS - 1.13% Shares Held Value (000's)
Oil & Gas - 0.85%
Petroleo Brasileiro SA 0.00%
(b)
145,800 $ 79 4
Semiconductors - 0.28%
Samsung Electronics Co Ltd 1417.00% 3,931 267
TOTAL PREFERRED STOCKS $ 1,06 1
Total Investments $ 94,16 2
Other Assets and Liabilities -  (0.35)% (32 3 )
TOTAL NET ASSETS - 100.00% $ 93,839
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,583 or 3.82% of net assets.
Portfolio Summary  (unaudited)
Location Percent
China 29.84%
India 14.38%
Korea, Republic Of 13.68%
Taiwan 12.15%
Brazil 6.07%
Mexico 4.24%
Russian Federation 3.78%
Hong Kong 3.40%
Indonesia 2.18%
South Africa 1.88%
Thailand 1.68%
United States 0.86%
Peru 0.80%
Argentina 0.75%
Turkey 0.75%
Singapore 0.74%
Cyprus 0.64%
Chile 0.63%
United Kingdom 0.58%
Poland 0.52%
Malaysia 0.49%
Cambodia 0.31%
Other Assets and Liabilities
(0.35)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Emerging Markets Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 637 $ 26,497 $ 26,329 $ 805
$ 637 $ 26,497 $ 26,329 $ 805
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 2 $ — $ — $ —
$ 2 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Account I
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 1.37% Shares Held Value (000's)
Exchange-Traded Funds - 0.34%
iShares Russell 1000 Growth ETF 8,785 $ 2,118
Money Market Funds - 1.03%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
290,219 29 0
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
6,011,634 6,01 2
$ 6,302
TOTAL INVESTMENT COMPANIES $ 8,420
COMMON STOCKS - 98.08% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
177 $ 142
Aerospace & Defense - 1.16%
HEICO Corp 163 21
HEICO Corp - Class A 266 31
L3Harris Technologies Inc 34,016 6,430
Lockheed Martin Corp 1,064 378
Mercury Systems Inc
(d)
191 17
Northrop Grumman Corp 617 188
TransDigm Group Inc
(d)
49 30
$ 7,095
Agriculture - 0.02%
Altria Group Inc 3,449 141
Apparel - 0.43%
NIKE Inc 18,721 2,649
VF Corp 97 8
$ 2,657
Automobile Manufacturers - 0.37%
Tesla Inc
(d)
3,243 2,288
Automobile Parts & Equipment - 0.57%
Allison Transmission Holdings Inc 313 14
Aptiv PLC 26,805 3,492
BorgWarner Inc 114 4
$ 3,510
Banks - 0.27%
Goldman Sachs Group Inc/The 6,288 1,658
Beverages - 1.39%
Boston Beer Co Inc/The
(d)
39 39
Brown-Forman Corp - A Shares 165 12
Brown-Forman Corp - B Shares 89,888 7,140
Coca-Cola Co/The 9,749 535
Monster Beverage Corp
(d)
1,580 146
PepsiCo Inc 4,380 649
$ 8,521
Biotechnology - 1.00%
ACADIA Pharmaceuticals Inc
(d)
472 25
Acceleron Pharma Inc
(d)
204 26
Alexion Pharmaceuticals Inc
(d)
150 23
Alnylam Pharmaceuticals Inc
(d)
493 64
Amgen Inc 2,499 575
Berkeley Lights Inc
(d)
20 2
Biogen Inc
(d)
203 50
BioMarin Pharmaceutical Inc
(d)
700 61
Bluebird Bio Inc
(d)
110 5
Exact Sciences Corp
(d)
552 73
Exelixis Inc
(d)
478 10
Global Blood Therapeutics Inc
(d)
255 11
Guardant Health Inc
(d)
351 45
Illumina Inc
(d)
631 234
Incyte Corp
(d)
16,141 1,404
Ionis Pharmaceuticals Inc
(d)
291 16
Iovance Biotherapeutics Inc
(d)
572 27
Moderna Inc
(d)
1,223 128
Regeneron Pharmaceuticals Inc
(d)
416 201
Royalty Pharma PLC 220 11
Sage Therapeutics Inc
(d)
14 1
Seagen Inc
(d)
542 95
Vertex Pharmaceuticals Inc
(d)
12,927 3,055
$ 6,142
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0.02%
Armstrong World Industries Inc 66 $ 5
AZEK Co Inc/The
(d)
25 1
Carrier Global Corp 1,320 50
Trex Co Inc
(d)
492 41
$ 97
Chemicals - 1.58%
Air Products and Chemicals Inc 120 33
Ecolab Inc 211 46
FMC Corp 110 13
NewMarket Corp 25 10
RPM International Inc 455 41
Sherwin-Williams Co/The 12,931 9,503
W R Grace & Co 75 4
$ 9,650
Commercial Services - 6.81%
2U Inc
(d)
82 3
Automatic Data Processing Inc 1,587 280
Avalara Inc
(d)
352 58
Booz Allen Hamilton Holding Corp 579 51
Bright Horizons Family Solutions Inc
(d)
177 31
Chegg Inc
(d)
515 47
Cintas Corp 24,738 8,744
CoreLogic Inc/United States 16 1
CoStar Group Inc
(d)
2,269 2,097
Dun & Bradstreet Holdings Inc
(d)
155 4
Equifax Inc 385 74
FleetCor Technologies Inc
(d)
352 96
Gartner Inc
(d)
370 59
Global Payments Inc 43,523 9,376
H&R Block Inc 581 9
IHS Markit Ltd 925 83
MarketAxess Holdings Inc 155 88
Moody's Corp 699 203
Morningstar Inc 84 19
Paylocity Holding Corp
(d)
163 34
PayPal Holdings Inc
(d)
77,216 18,084
Quanta Services Inc 119 9
Rollins Inc 829 32
S&P Global Inc 4,879 1,604
Square Inc
(d)
1,589 346
StoneCo Ltd
(d)
863 72
TransUnion 738 73
Verisk Analytics Inc 682 142
WEX Inc
(d)
15 3
$ 41,722
Computers - 4.41%
Accenture PLC - Class A 2,737 715
Apple Inc 157,038 20,838
CACI International Inc
(d)
16 4
Cognizant Technology Solutions Corp 163 13
Crowdstrike Holdings Inc
(d)
470 100
Dell Technologies Inc
(d)
57 4
EPAM Systems Inc
(d)
227 81
Fortinet Inc
(d)
568 84
Genpact Ltd 120,354 4,978
Globant SA
(d)
163 35
Leidos Holdings Inc 49 5
Lumentum Holdings Inc
(d)
31 3
McAfee Corp 73 1
NetApp Inc 511 34
Pure Storage Inc
(d)
593 13
Science Applications International Corp 29 3
Zscaler Inc
(d)
309 62
$ 26,973
Consumer Products - 0.03%
Avery Dennison Corp 147 23
Church & Dwight Co Inc 1,053 92
Clorox Co/The 383 77

Schedule of Investments
LargeCap Growth Account I
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Reynolds Consumer Products Inc 50 $ 1
$ 193
Cosmetics & Personal Care - 1.47%
Estee Lauder Cos Inc/The 31,327 8,339
Procter & Gamble Co/The 4,683 652
$ 8,991
Distribution & Wholesale - 0.06%
Copart Inc
(d)
870 111
Fastenal Co 1,988 97
IAA Inc
(d)
137 9
Pool Corp 165 62
WW Grainger Inc 138 56
$ 335
Diversified Financial Services - 4.19%
Ares Management Corp 443 21
Cboe Global Markets Inc 101 10
Charles Schwab Corp/The 20,878 1,107
Credit Acceptance Corp
(d),(e)
2 1
Intercontinental Exchange Inc 835 96
LendingTree Inc
(d)
44 12
LPL Financial Holdings Inc 24 3
Mastercard Inc 33,729 12,039
Rocket Cos Inc
(d),(e)
145 3
SLM Corp 321 4
T Rowe Price Group Inc 246 37
Tradeweb Markets Inc 324 20
Virtu Financial Inc 210 5
Visa Inc 53,263 11,650
Western Union Co/The 405 9
XP Inc
(d)
15,969 634
$ 25,651
Electric - 0.40%
NextEra Energy Inc 31,332 2,417
NRG Energy Inc 362 14
$ 2,431
Electrical Components & Equipment - 0.02%
Energizer Holdings Inc 211 9
Generac Holdings Inc
(d)
237 54
Universal Display Corp 181 41
$ 104
Electronics - 2.68%
Agilent Technologies Inc 114 14
Allegion plc 253 29
Amphenol Corp 733 96
Coherent Inc
(d)
86 13
Fortive Corp 107,527 7,615
Jabil Inc 105 5
Keysight Technologies Inc
(d)
268 35
Mettler-Toledo International Inc
(d)
96 109
PerkinElmer Inc 93 13
Roper Technologies Inc 19,666 8,478
Waters Corp
(d)
18 5
$ 16,412
Energy - Alternate Sources - 0.02%
Array Technologies Inc
(d)
16 1
Enphase Energy Inc
(d)
451 79
SolarEdge Technologies Inc
(d)
207 66
$ 146
Engineering & Construction - 0.00%
frontdoor Inc
(d)
54 3
Entertainment - 0.23%
DraftKings Inc
(d)
28,803 1,341
Live Nation Entertainment Inc
(d)
605 44
Vail Resorts Inc 13 4
$ 1,389
Environmental Control - 0.01%
Waste Management Inc 232 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 0.06%
Albertsons Cos Inc
(e)
64 $ 1
Beyond Meat Inc
(d),(e)
175 22
Campbell Soup Co 397 19
Grocery Outlet Holding Corp
(d)
140 5
Hershey Co/The 487 74
Kellogg Co 363 23
Lamb Weston Holdings Inc 144 11
McCormick & Co Inc/MD 592 57
Pilgrim's Pride Corp
(d)
61 1
Sprouts Farmers Market Inc
(d)
426 9
Sysco Corp 1,481 110
$ 332
Hand & Machine Tools - 0.00%
Lincoln Electric Holdings Inc 105 12
MSA Safety Inc 31 5
$ 17
Healthcare - Products - 8.87%
10X Genomics Inc
(d)
245 35
Abbott Laboratories 2,851 312
ABIOMED Inc
(d)
188 61
Adaptive Biotechnologies Corp
(d)
345 20
Align Technology Inc
(d)
336 179
Avantor Inc
(d)
71,424 2,011
Baxter International Inc 913 73
Bio-Techne Corp 153 49
Bruker Corp 188 10
Cooper Cos Inc/The 30 11
Danaher Corp 38,434 8,538
Edwards Lifesciences Corp
(d)
92,419 8,432
Haemonetics Corp
(d)
194 23
Hill-Rom Holdings Inc 30 3
Hologic Inc
(d)
764 56
ICU Medical Inc
(d)
21 4
IDEXX Laboratories Inc
(d)
362 181
Insulet Corp
(d)
279 71
Intuitive Surgical Inc
(d)
21,197 17,341
Masimo Corp
(d)
207 56
Novocure Ltd
(d)
424 73
Penumbra Inc
(d),(e)
139 24
Quidel Corp
(d)
158 28
Repligen Corp
(d)
223 43
ResMed Inc 616 131
STERIS PLC 18 3
Stryker Corp 21,320 5,225
Tandem Diabetes Care Inc
(d)
224 21
Teleflex Inc 123 51
Thermo Fisher Scientific Inc 23,958 11,159
Varian Medical Systems Inc
(d)
49 9
West Pharmaceutical Services Inc 314 89
$ 54,322
Healthcare - Services - 2.33%
Amedisys Inc
(d)
135 40
American Well Corp
(d),(e)
134 3
Anthem Inc 3,760 1,207
Centene Corp
(d)
25,959 1,559
Charles River Laboratories International Inc
(d)
184 46
Chemed Corp 66 35
DaVita Inc
(d)
52 6
Encompass Health Corp 201 17
HCA Healthcare Inc 17,293 2,844
Humana Inc 5,332 2,187
IQVIA Holdings Inc
(d)
309 55
Laboratory Corp of America Holdings
(d)
21 4
Molina Healthcare Inc
(d)
169 36
PPD Inc
(d)
561 19
Syneos Health Inc
(d)
27 2
Teladoc Health Inc
(d)
430 86
UnitedHealth Group Inc 17,476 6,129
$ 14,275

Schedule of Investments
LargeCap Growth Account I
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0.00%
NVR Inc
(d)
2 $ 8
Home Furnishings - 0.00%
Dolby Laboratories Inc 28 3
Tempur Sealy International Inc
(d)
634 17
$ 20
Housewares - 0.01%
Scotts Miracle-Gro Co/The 162 32
Insurance - 0.09%
Alleghany Corp 6 4
Aon PLC 972 205
Axis Capital Holdings Ltd 28 1
Brown & Brown Inc 47 2
Erie Indemnity Co 62 15
GoHealth Inc
(d)
16 —
Lincoln National Corp 89 5
Marsh & McLennan Cos Inc 1,688 198
Primerica Inc 110 15
Progressive Corp/The 719 71
RenaissanceRe Holdings Ltd 74 12
$ 528
Internet - 25.01%
Airbnb - Class B
(d),(f),(g)
10,110 1,484
Airbnb Inc
(d)
1,137 167
Alibaba Group Holding Ltd ADR
(d)
37,829 8,804
Alphabet Inc - A Shares
(d)
9,053 15,867
Alphabet Inc - C Shares
(d)
10,378 18,181
Amazon.com Inc
(d)
12,837 41,808
Anaplan Inc
(d)
556 40
Booking Holdings Inc
(d)
1,405 3,129
CDW Corp/DE 606 80
DoorDash Inc - Class A
(d),(e)
921 131
DoorDash Inc - Class A Lockup Shares
(d),(f)
1,885 269
eBay Inc 2,572 129
Etsy Inc
(d)
504 90
Expedia Group Inc 65 9
Facebook Inc
(d)
64,312 17,568
Farfetch Ltd
(d)
16,850 1,075
FireEye Inc
(d)
186 4
GoDaddy Inc
(d)
707 59
Grubhub Inc
(d)
34 2
IAC/InterActiveCorp
(d)
7,595 1,438
Leslie's Inc
(d),(e)
73 2
Match Group Inc
(d)
70,032 10,589
Netflix Inc
(d)
11,528 6,234
NortonLifeLock Inc 2,350 49
Okta Inc
(d)
494 126
Palo Alto Networks Inc
(d)
399 142
Pinterest Inc
(d)
1,427 94
Proofpoint Inc
(d)
241 33
Roku Inc
(d)
466 155
Shopify Inc
(d)
7,681 8,694
Snap Inc Class A
(d)
129,244 6,471
Spotify Technology SA
(d)
13,500 4,248
Tencent Holdings Ltd ADR 66,839 4,805
Uber Technologies Inc
(d)
4,549 232
VeriSign Inc
(d)
258 56
Wayfair Inc
(d)
276 62
Wix.com Ltd
(d)
2,889 722
Zendesk Inc
(d)
487 70
Zillow Group Inc - A Shares
(d)
25 3
Zillow Group Inc - C Shares
(d)
78 10
$ 153,131
Leisure Products & Services - 0.01%
Peloton Interactive Inc
(d)
264 40
Planet Fitness Inc
(d)
208 16
Polaris Inc 23 2
Virgin Galactic Holdings Inc
(d),(e)
291 7
$ 65
COMMON STOCKS (continued) Shares Held Value (000’s)
Lodging - 0.01%
Las Vegas Sands Corp 605 $ 36
Wynn Resorts Ltd 104 12
$ 48
Machinery - Construction & Mining - 0.01%
BWX Technologies Inc 276 17
Vertiv Holdings Co 940 17
$ 34
Machinery - Diversified - 0.40%
Cognex Corp 703 56
Graco Inc 351 25
Ingersoll Rand Inc
(d)
49,461 2,254
Nordson Corp 200 40
Rockwell Automation Inc 241 61
Toro Co/The 409 39
$ 2,475
Media - 0.09%
Altice USA Inc
(d)
1,258 48
Cable One Inc 22 49
Charter Communications Inc
(d)
561 371
FactSet Research Systems Inc 158 53
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
37 2
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
75 3
Nexstar Media Group Inc 122 13
Sirius XM Holdings Inc 3,074 20
World Wrestling Entertainment Inc 197 9
$ 568
Mining - 0.00%
Royal Gold Inc 197 21
Miscellaneous Manufacturers - 0.07%
3M Co 1,595 279
Axon Enterprise Inc
(d)
266 32
Donaldson Co Inc 49 3
Illinois Tool Works Inc 597 122
$ 436
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
204 78
Packaging & Containers - 0.03%
Amcor PLC 1,073 13
Ball Corp 1,281 119
Berry Global Group Inc
(d)
194 11
Crown Holdings Inc
(d)
50 5
Graphic Packaging Holding Co 225 4
$ 152
Pharmaceuticals - 4.65%
AbbVie Inc 7,116 763
Agios Pharmaceuticals Inc
(d)
22 1
AmerisourceBergen Corp 296 29
Becton Dickinson and Co 7,307 1,828
Bristol-Myers Squibb Co 3,528 219
Cardinal Health Inc 1,252 67
Cigna Corp 27,235 5,670
DexCom Inc
(d)
21,241 7,853
Eli Lilly and Co 3,620 611
Herbalife Nutrition Ltd
(d)
46 2
Horizon Therapeutics Plc
(d)
772 57
Johnson & Johnson 1,519 239
McKesson Corp 515 90
Merck & Co Inc 9,487 776
Neurocrine Biosciences Inc
(d)
390 37
PRA Health Sciences Inc
(d)
228 29
Reata Pharmaceuticals Inc
(d)
99 12
Sarepta Therapeutics Inc
(d)
318 54
Zoetis Inc 61,057 10,105
$ 28,442

Schedule of Investments
LargeCap Growth Account I
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.01%
Cheniere Energy Inc
(d)
989 $ 59
Equitrans Midstream Corp 140 1
$ 60
Private Equity - 0.00%
Apollo Global Management Inc 383 19
Carlyle Group Inc/The 41 1
$ 20
REITs - 1.56%
American Tower Corp 1,896 426
Americold Realty Trust 75 3
Brookfield Property REIT Inc 153 2
CoreSite Realty Corp 124 16
Crown Castle International Corp 1,667 265
Equinix Inc 380 271
Equity LifeStyle Properties Inc 324 20
Extra Space Storage Inc 378 44
Iron Mountain Inc 744 22
Public Storage 420 97
SBA Communications Corp 29,464 8,313
Simon Property Group Inc 1,094 93
$ 9,572
Retail - 4.90%
AutoZone Inc
(d)
58 69
Best Buy Co Inc 175 17
Burlington Stores Inc
(d)
248 65
CarMax Inc
(d)
11,446 1,081
Carvana Co
(d)
8,598 2,059
Chipotle Mexican Grill Inc
(d)
1,249 1,732
Costco Wholesale Corp 17,857 6,728
Dollar General Corp 15,610 3,282
Dollar Tree Inc
(d)
478 52
Domino's Pizza Inc 165 63
Five Below Inc
(d)
234 41
Floor & Decor Holdings Inc
(d)
400 37
Home Depot Inc/The 2,306 613
Lowe's Cos Inc 3,250 522
Lululemon Athletica Inc
(d)
23,000 8,005
McDonald's Corp 456 98
Ollie's Bargain Outlet Holdings Inc
(d)
219 18
O'Reilly Automotive Inc
(d)
306 139
Ross Stores Inc 37,691 4,628
Starbucks Corp 2,896 310
TJX Cos Inc/The 4,168 285
Tractor Supply Co 493 69
Ulta Beauty Inc
(d)
214 61
Vroom Inc
(d)
73 3
Wendy's Co/The 786 17
Williams-Sonoma Inc 47 5
Yum China Holdings Inc 140 8
Yum! Brands Inc 97 11
$ 30,018
Semiconductors - 3.14%
Advanced Micro Devices Inc
(d)
24,928 2,286
Allegro MicroSystems Inc
(d)
45 1
Analog Devices Inc 189 28
Applied Materials Inc 3,932 339
ASML Holding NV - NY Reg Shares 7,729 3,770
Broadcom Inc 1,606 703
Entegris Inc 534 51
Inphi Corp
(d)
203 33
IPG Photonics Corp
(d)
9 2
KLA Corp 664 172
Lam Research Corp 620 293
Marvell Technology Group Ltd 27,734 1,318
Maxim Integrated Products Inc 375 33
Microchip Technology Inc 802 111
MKS Instruments Inc 175 26
Monolithic Power Systems Inc 185 68
NVIDIA Corp 2,535 1,324
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
NXP Semiconductors NV 46,453 $ 7,387
QUALCOMM Inc 4,835 737
Teradyne Inc 705 85
Texas Instruments Inc 1,964 322
Xilinx Inc 1,046 148
$ 19,237
Shipbuilding - 0.00%
Huntington Ingalls Industries Inc 15 3
Software - 19.33%
Activision Blizzard Inc 1,292 120
Adobe Inc
(d)
18,241 9,122
Akamai Technologies Inc
(d)
563 59
Alteryx Inc
(d)
223 27
ANSYS Inc
(d)
366 133
Aspen Technology Inc
(d)
269 35
Atlassian Corp PLC
(d)
562 131
Autodesk Inc
(d)
37,046 11,312
BigCommerce Holdings Inc
(d),(e)
28 2
Bill.com Holdings Inc
(d)
313 43
Black Knight Inc
(d)
646 57
Broadridge Financial Solutions Inc 489 75
Cadence Design Systems Inc
(d)
1,180 161
CDK Global Inc 58 3
Ceridian HCM Holding Inc
(d)
346 37
Cerner Corp 1,303 102
Change Healthcare Inc
(d)
769 14
Citrix Systems Inc 152 20
Cloudflare Inc
(d)
465 35
Coupa Software Inc
(d)
294 100
Datadog Inc
(d)
650 64
Datto Holding Corp
(d)
42 1
DocuSign Inc
(d)
765 170
Dropbox Inc - A Shares
(d)
1,049 23
Duck Creek Technologies Inc
(d)
80 4
Dynatrace Inc
(d)
761 33
Elastic NV
(d)
276 40
Electronic Arts Inc 75,371 10,823
Everbridge Inc
(d)
156 23
Fair Isaac Corp
(d)
120 61
Fastly Inc
(d),(e)
336 29
Fidelity National Information Services Inc 10,674 1,510
Fiserv Inc
(d)
726 83
Five9 Inc
(d)
264 46
Guidewire Software Inc
(d)
69 9
HubSpot Inc
(d)
176 70
Intuit Inc 44,225 16,799
Jack Henry & Associates Inc 256 42
Jamf Holding Corp
(d)
37 1
JFrog Ltd
(d)
47 3
Manhattan Associates Inc
(d)
239 25
Medallia Inc
(d)
374 12
Microsoft Corp 177,949 39,580
MongoDB Inc
(d)
4,745 1,703
MSCI Inc 350 156
nCino Inc
(d)
44 3
New Relic Inc
(d)
222 15
Nutanix Inc
(d)
826 26
Oak Street Health Inc
(d)
35 2
Oracle Corp 7,113 460
PagerDuty Inc
(d)
298 12
Paychex Inc 1,084 101
Paycom Software Inc
(d)
210 95
Pegasystems Inc 162 22
Pluralsight Inc
(d)
384 8
PTC Inc
(d)
444 53
RealPage Inc
(d)
325 28
RingCentral Inc
(d)
2,873 1,089
salesforce.com Inc
(d)
25,927 5,770
Sea Ltd ADR
(d)
3,413 679

Schedule of Investments
LargeCap Growth Account I
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
ServiceNow Inc
(d)
17,552 $ 9,662
Slack Technologies Inc
(d)
17,249 729
Smartsheet Inc
(d)
469 33
Snowflake Inc - Class A
(d)
840 236
Snowflake Inc - Class B
(d),(f),(g)
522 147
Splunk Inc
(d)
18,514 3,145
SS&C Technologies Holdings Inc 215 16
Stripe Inc - Class B
(d),(f),(g),(h)
5,754 90
Synopsys Inc
(d)
7,582 1,966
Take-Two Interactive Software Inc
(d)
446 93
Teradata Corp
(d)
356 8
Twilio Inc
(d)
498 169
Tyler Technologies Inc
(d)
169 74
UIPATH Inc - Class A
(d),(f),(g),(h)
2,250 65
Unity Software Inc
(d),(e)
102 16
Veeva Systems Inc
(d)
574 156
VMware Inc
(d),(e)
338 47
Workday Inc
(d)
754 181
Zoom Video Communications Inc
(d)
718 242
Zynga Inc
(d)
3,125 31
$ 118,367
Telecommunications - 0.01%
Arista Networks Inc
(d)
204 59
CommScope Holding Co Inc
(d)
45 1
Motorola Solutions Inc 75 13
Switch Inc 326 5
Ubiquiti Inc 30 8
$ 86
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
903 16
Transportation - 0.32%
CH Robinson Worldwide Inc 90 9
Expeditors International of Washington Inc 432 41
JB Hunt Transport Services Inc 97 13
Landstar System Inc 141 19
Norfolk Southern Corp 4,775 1,135
Old Dominion Freight Line Inc 360 70
Union Pacific Corp 1,489 310
United Parcel Service Inc 2,027 341
XPO Logistics Inc
(d)
18 2
$ 1,940
TOTAL COMMON STOCKS $ 600,581
CONVERTIBLE PREFERRED STOCKS
- 0.64 % Shares Held Value (000's)
Automobile Manufacturers - 0.40%
Rivian Automotive Series D 0.00%
(d),(f),(g),(h)
61,168 $ 971
Rivian Automotive Series E 0.00%
(d),(f),(g),(h)
90,527 1,438
Waymo LLC Series A-2 0.00%
(d),(f),(g),(h)
2,489 214
$ 2, 623
Software - 0.08%
Magic Leap Inc - Series C 0.00%
(d),(f),(g),(h)
5,653 13
Magic Leap Inc - Series D 0.00%
(d),(f),(g),(h)
1,903 5
Nuro - Series C 0.00%
(d),(f),(g),(h)
17,442 228
Rappi Inc - Series E 0.00%
(d),(f),(g),(h)
5,133 306
UIPATH Inc Series D-1 0.00%
(d),(f),(g),(h)
13,644 397
UIPATH Inc Series D-2 0.00%
(d),(f),(g),(h)
2,292 67
UIPATH Inc Series E 0.00%
(d),(f),(g),(h)
484 14
$ 1,030
Telecommunications - 0.04%
Aurora Innovation 0.00%
(d),(f),(g),(h)
12,920 254
TOTAL CONVERTIBLE PREFERRED STOCKS $ 3,907
Total Investments $ 612,908
Other Assets and Liabilities -  (0.09)% (551)
TOTAL NET ASSETS - 100.00% $ 612,357
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $290 or
0.05% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $5,693 or 0.93%
of net assets.
(h) The value of these investments was determined using significant unobservable inputs.
Portfolio Summary  (unaudited)
Sector Percent
Technology 27.06%
Consumer, Non-cyclical 26.63%
Communications 25.17%
Consumer, Cyclical 7.02%
Financial 6.11%
Industrial 4.72%
Basic Materials 1.58%
Money Market Funds 1.03%
Utilities 0.40%
Investment Companies 0.34%
Energy 0.03%
Other Assets and Liabilities
(0.09)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap Growth Account I
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 5,083 $ 215,34 9 $ 214,420 $ 6,01 2
Principal Millennials Index ETF 199 — 199 —
Principal Quality ETF 66 — 64 —
Principal Sustainable Momentum Index ETF 21 — 20 —
Principal U.S. Mega-Cap ETF 166 — 156 —
$ 5,535 $ 215,34 9 $ 214,859 $ 6,01 2
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 27 $ — $ — $ —
Principal Millennials Index ETF — 37 — (37)
Principal Quality ETF — 10 — (12)
Principal Sustainable Momentum Index ETF — 1 — (2)
Principal U.S. Mega-Cap ETF 1 12 — (22)
$ 28 $ 60 $ — $ (73)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Airbnb - Class B 07/14/2015 $ 264 $ 1,484 0.24%
Aurora Innovation   0.00% 03/01/2019 119 254 0.04%
DoorDash Inc - Class A Lockup Shares 06/17/2020 86 269 0.04%
Magic Leap Inc - Series C   0.00% 01/20/2016 130 13 0.00%
Magic Leap Inc - Series D   0.00% 10/12/2017 5 1 5 0.00%
Nuro - Series C   0.00% 10/30/2020 228 228 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 306 306 0.05%
Rivian Automotive Series D   0.00% 12/23/2019 657 971 0.16%
Rivian Automotive Series E   0.00% 07/10/2020 1,403 1,438 0.24%
Snowflake Inc - Class B 03/17/2020 20 147 0.02%
Stripe Inc - Class B 12/17/2019 90 90 0.01%
UIPATH Inc - Class A 12/11/2020 65 65 0.01%
UIPATH Inc Series D-1   0.00% 04/26/2019 179 397 0.07%
UIPATH Inc Series D-2   0.00% 04/26/2019 30 67 0.01%
UIPATH Inc Series E   0.00% 07/09/2020 9 14 0.00%
Waymo LLC Series A-2   0.00% 05/08/2020 214 214 0.03%
Total $ 5,962 0.96%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2021 Long 13 $ 2,437 $ 12
Total $ 12
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 1.89% Shares Held Value (000's)
Exchange-Traded Funds - 0.19%
iShares Core S&P 500 ETF 15,016 $ 5,637
Money Market Funds - 1.70%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
394,136 394
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
49,064,513 49,065
$ 49,459
TOTAL INVESTMENT COMPANIES $ 55,096
COMMON STOCKS - 98.26% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc /The 35,356 $ 832
Omnicom Group Inc 19,487 1,215
$ 2,047
Aerospace & Defense - 1.52%
Boeing Co/The 48,102 10,297
General Dynamics Corp 21,071 3,136
Howmet Aerospace Inc 35,375 1,009
L3Harris Technologies Inc 19,047 3,600
Lockheed Martin Corp 22,319 7,923
Northrop Grumman Corp 14,055 4,283
Raytheon Technologies Corp 137,668 9,845
Teledyne Technologies Inc
(d)
3,345 1,311
TransDigm Group Inc
(d)
4,935 3,054
$ 44,458
Agriculture - 0.72%
Altria Group Inc 168,460 6,907
Archer-Daniels-Midland Co 50,435 2,543
Philip Morris International Inc 141,167 11,687
$ 21,137
Airlines - 0.25%
Alaska Air Group Inc 11,209 583
American Airlines Group Inc
(e)
55,364 873
Delta Air Lines Inc 57,810 2,325
Southwest Airlines Co 53,507 2,494
United Airlines Holdings Inc
(d)
26,529 1,147
$ 7,422
Apparel - 0.73%
Hanesbrands Inc 31,575 460
NIKE Inc 113,746 16,092
PVH Corp 6,445 605
Ralph Lauren Corp 4,371 453
Tapestry Inc 25,147 782
Under Armour Inc - Class A
(d)
17,090 293
Under Armour Inc - Class C
(d)
17,641 263
VF Corp 28,990 2,476
$ 21,424
Automobile Manufacturers - 2.13%
Cummins Inc 13,417 3,047
Ford Motor Co 354,212 3,113
General Motors Co 114,176 4,754
PACCAR Inc 31,405 2,710
Tesla Inc
(d)
68,740 48,508
$ 62,132
Automobile Parts & Equipment - 0.14%
Aptiv PLC 24,477 3,189
BorgWarner Inc 22,164 857
$ 4,046
Banks - 4.62%
Bank of America Corp 690,070 20,916
Bank of New York Mellon Corp/The 73,900 3,136
Citigroup Inc 188,725 11,637
Citizens Financial Group Inc 38,714 1,384
Comerica Inc 12,608 704
Fifth Third Bancorp 64,580 1,780
First Republic Bank/CA 15,768 2,317
Goldman Sachs Group Inc /The 31,190 8,225
Huntington Bancshares Inc /OH 92,217 1,165
JPMorgan Chase & Co 276,312 35,111
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 88,515 $ 1,453
M&T Bank Corp 11,630 1,480
Morgan Stanley 129,560 8,879
Northern Trust Corp 18,866 1,757
PNC Financial Services Group Inc /The 38,408 5,723
Regions Financial Corp 87,062 1,403
State Street Corp 31,981 2,328
SVB Financial Group
(d)
4,696 1,821
Truist Financial Corp 122,204 5,857
US Bancorp 124,265 5,790
Wells Fargo & Co 374,780 11,311
Zions Bancorp NA 14,868 646
$ 134,823
Beverages - 1.59%
Brown-Forman Corp - B Shares 16,544 1,314
Coca-Cola Co/The 350,596 19,226
Constellation Brands Inc 15,365 3,366
Molson Coors Beverage Co 17,055 771
Monster Beverage Corp
(d)
33,498 3,098
PepsiCo Inc 125,272 18,578
$ 46,353
Biotechnology - 1.56%
Alexion Pharmaceuticals Inc
(d)
19,837 3,099
Amgen Inc 52,772 12,133
Biogen Inc
(d)
13,949 3,416
Bio-Rad Laboratories Inc
(d)
1,951 1,137
Corteva Inc 67,535 2,615
Gilead Sciences Inc 113,630 6,620
Illumina Inc
(d)
13,235 4,897
Incyte Corp
(d)
16,874 1,468
Regeneron Pharmaceuticals Inc
(d)
9,506 4,593
Vertex Pharmaceuticals Inc
(d)
23,572 5,571
$ 45,549
Building Materials - 0.40%
Carrier Global Corp 73,849 2,786
Fortune Brands Home & Security Inc 12,594 1,080
Johnson Controls International plc 65,621 3,057
Martin Marietta Materials Inc 5,646 1,603
Masco Corp 23,721 1,303
Vulcan Materials Co 12,012 1,781
$ 11,610
Chemicals - 1.71%
Air Products and Chemicals Inc 20,035 5,474
Albemarle Corp 9,649 1,423
Celanese Corp 10,596 1,377
CF Industries Holdings Inc 19,391 751
Dow Inc 67,238 3,732
DuPont de Nemours Inc 66,522 4,730
Eastman Chemical Co 12,280 1,231
Ecolab Inc 22,512 4,871
FMC Corp 11,763 1,352
International Flavors & Fragrances Inc 9,693 1,055
Linde PLC 47,579 12,538
LyondellBasell Industries NV 23,307 2,136
Mosaic Co/The 31,271 720
PPG Industries Inc 21,411 3,088
Sherwin-Williams Co/The 7,411 5,446
$ 49,924
Commercial Services - 2.39%
Automatic Data Processing Inc 38,870 6,849
Cintas Corp 7,968 2,816
Equifax Inc 11,026 2,126
FleetCor Technologies Inc
(d)
7,561 2,063
Gartner Inc
(d)
8,094 1,297
Global Payments Inc 27,134 5,845
IHS Markit Ltd 33,784 3,035
MarketAxess Holdings Inc 3,442 1,964
Moody's Corp 14,642 4,250
Nielsen Holdings PLC 32,361 675

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
106,212 $ 24,875
Quanta Services Inc 12,588 907
Robert Half International Inc 10,332 646
Rollins Inc 20,054 783
S&P Global Inc 21,811 7,170
United Rentals Inc
(d)
6,539 1,516
Verisk Analytics Inc 14,738 3,059
$ 69,876
Computers - 8.00%
Accenture PLC - Class A 57,431 15,001
Apple Inc 1,448,697 192,228
Cognizant Technology Solutions Corp 48,464 3,972
DXC Technology Co 23,062 594
Fortinet Inc
(d)
12,213 1,814
Hewlett Packard Enterprise Co 116,663 1,382
HP Inc 124,504 3,062
International Business Machines Corp 80,772 10,168
Leidos Holdings Inc 12,127 1,275
NetApp Inc 20,249 1,341
Seagate Technology PLC 20,263 1,259
Western Digital Corp 27,580 1,528
$ 233,624
Consumer Products - 0.33%
Avery Dennison Corp 7,560 1,173
Church & Dwight Co Inc 22,521 1,965
Clorox Co/The 11,426 2,307
Kimberly-Clark Corp 30,833 4,157
$ 9,602
Cosmetics & Personal Care - 1.49%
Colgate-Palmolive Co 77,700 6,644
Estee Lauder Cos Inc /The 20,537 5,467
Procter & Gamble Co/The
(f)
224,770 31,274
$ 43,385
Distribution & Wholesale - 0.30%
Copart Inc
(d)
18,837 2,397
Fastenal Co 52,041 2,541
LKQ Corp
(d)
25,382 895
Pool Corp 3,641 1,356
WW Grainger Inc 4,088 1,669
$ 8,858
Diversified Financial Services - 3.98%
American Express Co 59,121 7,148
Ameriprise Financial Inc 10,694 2,078
BlackRock Inc 12,857 9,277
Capital One Financial Corp 41,461 4,098
Cboe Global Markets Inc 9,794 912
Charles Schwab Corp/The 135,218 7,172
CME Group Inc 32,542 5,924
Discover Financial Services 27,784 2,515
Franklin Resources Inc 24,698 617
Intercontinental Exchange Inc 50,880 5,866
Invesco Ltd 34,143 595
Mastercard Inc 79,747 28,465
Nasdaq Inc 10,409 1,382
Raymond James Financial Inc 11,047 1,057
Synchrony Financial 49,216 1,708
T Rowe Price Group Inc 20,526 3,108
Visa Inc 153,708 33,621
Western Union Co/The 37,268 818
$ 116,361
Electric - 2.56%
AES Corp/The 60,292 1,417
Alliant Energy Corp 22,639 1,167
Ameren Corp 22,408 1,749
American Electric Power Co Inc 44,996 3,747
CenterPoint Energy Inc 49,387 1,069
CMS Energy Corp 25,956 1,584
Consolidated Edison Inc 31,011 2,241
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 73,952 $ 5,561
DTE Energy Co 17,546 2,130
Duke Energy Corp 66,714 6,108
Edison International 34,312 2,155
Entergy Corp 18,150 1,812
Evergy Inc 20,562 1,141
Eversource Energy 31,077 2,688
Exelon Corp 88,433 3,734
FirstEnergy Corp 49,185 1,506
NextEra Energy Inc 177,585 13,701
NRG Energy Inc 22,138 831
Pinnacle West Capital Corp 10,207 816
PPL Corp 69,693 1,965
Public Service Enterprise Group Inc 45,854 2,673
Sempra Energy 26,149 3,332
Southern Co/The 95,746 5,882
WEC Energy Group Inc 28,594 2,631
Xcel Energy Inc 47,632 3,176
$ 74,816
Electrical Components & Equipment - 0.24%
AMETEK Inc 20,854 2,522
Emerson Electric Co 54,211 4,357
$ 6,879
Electronics - 1.41%
Agilent Technologies Inc 27,738 3,287
Allegion plc 8,343 971
Amphenol Corp 27,117 3,546
FLIR Systems Inc 11,888 521
Fortive Corp 30,566 2,165
Garmin Ltd 13,522 1,618
Honeywell International Inc 63,606 13,529
Keysight Technologies Inc
(d)
16,797 2,219
Mettler -Toledo International Inc
(d)
2,158 2,459
PerkinElmer Inc 10,151 1,456
Roper Technologies Inc 9,508 4,099
TE Connectivity Ltd 29,982 3,630
Vontier Corp
(d)
12,210 408
Waters Corp
(d)
5,626 1,392
$ 41,300
Engineering & Construction - 0.04%
Jacobs Engineering Group Inc 11,750 1,280
Entertainment - 0.03%
Live Nation Entertainment Inc
(d)
12,962 952
Environmental Control - 0.23%
Pentair PLC 15,079 801
Republic Services Inc 19,069 1,836
Waste Management Inc 35,244 4,156
$ 6,793
Food - 1.09%
Campbell Soup Co 18,357 888
Conagra Brands Inc 44,283 1,606
General Mills Inc 55,414 3,258
Hershey Co/The 13,374 2,037
Hormel Foods Corp 25,450 1,186
J M Smucker Co/The 10,343 1,196
Kellogg Co 23,056 1,435
Kraft Heinz Co/The 58,739 2,036
Kroger Co/The 70,191 2,229
Lamb Weston Holdings Inc 13,265 1,044
McCormick & Co Inc /MD 22,544 2,155
Mondelez International Inc 129,641 7,580
Sysco Corp 46,172 3,429
Tyson Foods Inc 26,662 1,718
$ 31,797
Forest Products & Paper - 0.06%
International Paper Co 35,633 1,772

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0.06%
Atmos Energy Corp 11,410 $ 1,089
NiSource Inc 34,738 797
$ 1,886
Hand & Machine Tools - 0.12%
Snap-on Inc 4,915 841
Stanley Black & Decker Inc 14,523 2,593
$ 3,434
Healthcare - Products - 3.98%
Abbott Laboratories 160,660 17,591
ABIOMED Inc
(d)
4,096 1,328
Align Technology Inc
(d)
6,504 3,476
Baxter International Inc 46,304 3,715
Boston Scientific Corp
(d)
129,801 4,666
Cooper Cos Inc /The 4,447 1,616
Danaher Corp 57,311 12,731
DENTSPLY SIRONA Inc 19,812 1,037
Edwards Lifesciences Corp
(d)
56,496 5,154
Hologic Inc
(d)
23,298 1,697
IDEXX Laboratories Inc
(d)
7,733 3,865
Intuitive Surgical Inc
(d)
10,657 8,718
Medtronic PLC 122,014 14,293
ResMed Inc 13,137 2,792
STERIS PLC 7,734 1,466
Stryker Corp 29,638 7,263
Teleflex Inc 4,222 1,738
Thermo Fisher Scientific Inc 35,928 16,735
Varian Medical Systems Inc
(d)
8,281 1,449
West Pharmaceutical Services Inc 6,702 1,899
Zimmer Biomet Holdings Inc 18,789 2,895
$ 116,124
Healthcare - Services - 2.02%
Anthem Inc 22,545 7,239
Catalent Inc
(d)
14,928 1,553
Centene Corp
(d)
52,558 3,155
DaVita Inc
(d)
6,700 787
HCA Healthcare Inc 23,925 3,935
Humana Inc 11,998 4,922
IQVIA Holdings Inc
(d)
17,380 3,114
Laboratory Corp of America Holdings
(d)
8,829 1,797
Quest Diagnostics Inc 12,216 1,456
UnitedHealth Group Inc 86,009 30,162
Universal Health Services Inc 7,045 969
$ 59,089
Home Builders - 0.22%
DR Horton Inc 30,059 2,072
Lennar Corp - A Shares 24,939 1,901
NVR Inc
(d)
318 1,297
PulteGroup Inc 24,302 1,048
$ 6,318
Home Furnishings - 0.05%
Leggett & Platt Inc 12,011 532
Whirlpool Corp 5,669 1,023
$ 1,555
Housewares - 0.02%
Newell Brands Inc 34,232 727
Insurance - 3.22%
Aflac Inc 59,217 2,633
Allstate Corp/The 27,562 3,030
American International Group Inc 78,095 2,957
Aon PLC 20,723 4,378
Arthur J Gallagher & Co 17,433 2,157
Assurant Inc 5,376 732
Berkshire Hathaway Inc - Class B
(d)
176,411 40,904
Chubb Ltd 40,916 6,298
Cincinnati Financial Corp 13,564 1,185
Everest Re Group Ltd 3,622 848
Globe Life Inc 8,729 829
Hartford Financial Services Group Inc /The 32,482 1,591
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 16,468 $ 829
Loews Corp 21,179 953
Marsh & McLennan Cos Inc 45,976 5,379
MetLife Inc 69,342 3,256
Principal Financial Group Inc 23,160 1,149
Progressive Corp/The 53,084 5,249
Prudential Financial Inc 35,896 2,802
Travelers Cos Inc /The 22,962 3,223
Unum Group 18,461 423
W R Berkley Corp 12,763 848
Willis Towers Watson PLC 11,685 2,462
$ 94,115
Internet - 11.15%
Alphabet Inc - A Shares
(d)
27,253 47,765
Alphabet Inc - C Shares
(d)
26,314 46,099
Amazon.com Inc
(d)
38,660 125,913
Booking Holdings Inc
(d)
3,712 8,268
CDW Corp/DE 12,961 1,708
eBay Inc 59,363 2,983
Etsy Inc
(d)
11,428 2,033
Expedia Group Inc 12,322 1,631
F5 Networks Inc
(d)
5,585 982
Facebook Inc
(d)
217,915 59,526
Netflix Inc
(d)
40,049 21,656
NortonLifeLock Inc 53,652 1,115
Twitter Inc
(d)
72,097 3,904
VeriSign Inc
(d)
9,102 1,970
$ 325,553
Iron & Steel - 0.05%
Nucor Corp 27,369 1,456
Leisure Products & Services - 0.12%
Carnival Corp 67,414 1,460
Norwegian Cruise Line Holdings Ltd
(d)
28,610 728
Royal Caribbean Cruises Ltd 16,877 1,260
$ 3,448
Lodging - 0.34%
Hilton Worldwide Holdings Inc 25,150 2,798
Las Vegas Sands Corp 29,773 1,775
Marriott International Inc /MD 24,108 3,180
MGM Resorts International 37,163 1,171
Wynn Resorts Ltd 8,801 993
$ 9,917
Machinery - Construction & Mining - 0.31%
Caterpillar Inc 49,245 8,964
Machinery - Diversified - 0.71%
Deere & Co 28,408 7,643
Dover Corp 13,063 1,649
Flowserve Corp 11,808 435
IDEX Corp 6,862 1,367
Ingersoll Rand Inc
(d)
33,695 1,535
Otis Worldwide Corp 36,913 2,494
Rockwell Automation Inc 10,533 2,642
Westinghouse Air Brake Technologies Corp 16,217 1,187
Xylem Inc /NY 16,337 1,663
$ 20,615
Media - 2.26%
Charter Communications Inc
(d)
13,227 8,750
Comcast Corp - Class A 413,885 21,688
Discovery Inc - A Shares
(d)
14,532 437
Discovery Inc - C Shares
(d)
26,741 700
DISH Network Corp
(d)
22,415 725
Fox Corp - A Shares 30,598 891
Fox Corp - B Shares 14,023 405
News Corp - A Shares 35,439 637
News Corp - B Shares 11,039 196
ViacomCBS Inc - Class B 51,214 1,908
Walt Disney Co/The
(d)
164,116 29,735
$ 66,072

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0.27%
Freeport-McMoRan Inc 131,699 $ 3,427
Newmont Corp 72,822 4,361
$ 7,788
Miscellaneous Manufacturers - 1.21%
3M Co 52,287 9,139
A O Smith Corp 12,276 673
Eaton Corp PLC 36,132 4,341
General Electric Co 794,059 8,576
Illinois Tool Works Inc 26,110 5,323
Parker-Hannifin Corp 11,677 3,181
Textron Inc 20,747 1,003
Trane Technologies PLC 21,766 3,159
$ 35,395
Office & Business Equipment - 0.08%
Xerox Holdings Corp 15,106 350
Zebra Technologies Corp
(d)
4,834 1,858
$ 2,208
Oil & Gas - 1.81%
Apache Corp 34,217 486
Cabot Oil & Gas Corp 36,130 588
Chevron Corp 174,501 14,737
Concho Resources Inc 17,794 1,038
ConocoPhillips 96,808 3,871
Devon Energy Corp 34,675 548
Diamondback Energy Inc 14,320 693
EOG Resources Inc 52,882 2,637
Exxon Mobil Corp 383,278 15,799
Hess Corp 24,774 1,308
HollyFrontier Corp 13,511 349
Marathon Oil Corp 71,557 477
Marathon Petroleum Corp 58,981 2,440
Occidental Petroleum Corp 75,970 1,315
Phillips 66 39,595 2,769
Pioneer Natural Resources Co 14,904 1,698
Valero Energy Corp 36,965 2,091
$ 52,844
Oil & Gas Services - 0.22%
Baker Hughes Co 62,166 1,296
Halliburton Co 80,133 1,514
National Oilwell Varco Inc 35,195 483
Schlumberger NV 126,185 2,755
TechnipFMC PLC 38,294 360
$ 6,408
Packaging & Containers - 0.25%
Amcor PLC 142,179 1,673
Ball Corp 29,651 2,763
Packaging Corp of America 8,596 1,186
Sealed Air Corp 14,064 644
Westrock Co 23,810 1,036
$ 7,302
Pharmaceuticals - 5.39%
AbbVie Inc 160,035 17,148
AmerisourceBergen Corp 13,330 1,303
Becton Dickinson and Co 26,291 6,579
Bristol-Myers Squibb Co 204,841 12,706
Cardinal Health Inc 26,597 1,425
Cigna Corp 32,748 6,818
CVS Health Corp 118,650 8,104
DexCom Inc
(d)
8,705 3,218
Eli Lilly and Co 71,972 12,152
Henry Schein Inc
(d)
12,943 865
Johnson & Johnson 238,633 37,556
McKesson Corp 14,555 2,531
Merck & Co Inc 229,341 18,760
Perrigo Co PLC 12,373 553
Pfizer Inc 503,854 18,547
Viatris Inc
(d)
109,361 2,049
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 43,082 $ 7,130
$ 157,444
Pipelines - 0.21%
Kinder Morgan Inc 176,478 2,412
ONEOK Inc 40,284 1,546
Williams Cos Inc /The 110,009 2,206
$ 6,164
Real Estate - 0.06%
CBRE Group Inc
(d)
30,408 1,907
REITs - 2.31%
Alexandria Real Estate Equities Inc 11,222 2,000
American Tower Corp 40,266 9,038
AvalonBay Communities Inc 12,654 2,030
Boston Properties Inc 12,839 1,214
Crown Castle International Corp 39,094 6,223
Digital Realty Trust Inc 25,394 3,543
Duke Realty Corp 33,717 1,348
Equinix Inc 8,078 5,769
Equity Residential 31,045 1,840
Essex Property Trust Inc 5,910 1,403
Extra Space Storage Inc 11,715 1,357
Federal Realty Investment Trust 6,240 531
Healthpeak Properties Inc 48,802 1,475
Host Hotels & Resorts Inc 63,937 935
Iron Mountain Inc 26,122 770
Kimco Realty Corp 39,205 589
Mid-America Apartment Communities Inc 10,367 1,313
Prologis Inc 67,009 6,678
Public Storage 13,787 3,184
Realty Income Corp 31,815 1,978
Regency Centers Corp 14,304 652
SBA Communications Corp 10,074 2,842
Simon Property Group Inc 29,720 2,535
SL Green Realty Corp 6,578 392
UDR Inc 26,694 1,026
Ventas Inc 33,954 1,665
Vornado Realty Trust 14,216 531
Welltower Inc 37,828 2,445
Weyerhaeuser Co 67,662 2,269
$ 67,575
Retail - 5.15%
Advance Auto Parts Inc 6,150 969
AutoZone Inc
(d)
2,101 2,491
Best Buy Co Inc 20,890 2,085
CarMax Inc
(d)
14,874 1,405
Chipotle Mexican Grill Inc
(d)
2,537 3,518
Costco Wholesale Corp 39,997 15,070
Darden Restaurants Inc 11,803 1,406
Dollar General Corp 22,209 4,671
Dollar Tree Inc
(d)
21,320 2,303
Domino's Pizza Inc 3,573 1,370
Gap Inc /The 18,648 376
Genuine Parts Co 13,077 1,313
Home Depot Inc /The 97,592 25,922
L Brands Inc 21,176 788
Lowe's Cos Inc 66,420 10,661
McDonald's Corp 67,543 14,493
O'Reilly Automotive Inc
(d)
6,569 2,973
Ross Stores Inc 32,272 3,963
Starbucks Corp 106,393 11,382
Target Corp 45,394 8,013
Tiffany & Co 9,796 1,288
TJX Cos Inc /The 108,834 7,432
Tractor Supply Co 10,560 1,485
Ulta Beauty Inc
(d)
5,108 1,467
Walgreens Boots Alliance Inc 65,150 2,598
Walmart Inc 125,670 18,115
Yum! Brands Inc 27,346 2,969
$ 150,526

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0.02%
People's United Financial Inc 38,514 $ 498
Semiconductors - 5.06%
Advanced Micro Devices Inc
(d)
109,021 9,998
Analog Devices Inc 33,493 4,948
Applied Materials Inc 82,787 7,144
Broadcom Inc 36,667 16,055
Intel Corp 371,473 18,507
IPG Photonics Corp
(d)
3,237 724
KLA Corp 14,003 3,625
Lam Research Corp 13,055 6,165
Maxim Integrated Products Inc 24,231 2,148
Microchip Technology Inc 23,601 3,260
Micron Technology Inc
(d)
100,912 7,587
NVIDIA Corp 56,112 29,302
Qorvo Inc
(d)
10,339 1,719
QUALCOMM Inc 102,523 15,618
Skyworks Solutions Inc 15,055 2,302
Teradyne Inc 15,053 1,805
Texas Instruments Inc 83,209 13,657
Xilinx Inc 22,220 3,150
$ 147,714
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 3,670 626
Software - 9.67%
Activision Blizzard Inc 70,058 6,505
Adobe Inc
(d)
43,486 21,748
Akamai Technologies Inc
(d)
14,756 1,549
ANSYS Inc
(d)
7,786 2,833
Autodesk Inc
(d)
19,933 6,086
Broadridge Financial Solutions Inc 10,479 1,605
Cadence Design Systems Inc
(d)
25,284 3,450
Cerner Corp 27,792 2,181
Citrix Systems Inc 11,161 1,452
Electronic Arts Inc 26,295 3,776
Fidelity National Information Services Inc 56,248 7,957
Fiserv Inc
(d)
52,120 5,934
Intuit Inc 23,818 9,047
Jack Henry & Associates Inc 6,918 1,121
Microsoft Corp 685,338 152,433
MSCI Inc 7,516 3,356
Oracle Corp 171,945 11,123
Paychex Inc 29,004 2,703
Paycom Software Inc
(d)
4,442 2,009
salesforce.com Inc
(d)
82,942 18,457
ServiceNow Inc
(d)
17,684 9,734
Synopsys Inc
(d)
13,836 3,587
Take-Two Interactive Software Inc
(d)
10,427 2,167
Tyler Technologies Inc
(d)
3,657 1,596
$ 282,409
Telecommunications - 2.50%
Arista Networks Inc
(d)
4,938 1,435
AT&T Inc 645,953 18,578
CenturyLink Inc 89,506 873
Cisco Systems Inc 383,031 17,141
Corning Inc 69,256 2,493
Juniper Networks Inc 29,890 673
Motorola Solutions Inc 15,367 2,613
T-Mobile US Inc
(d)
52,881 7,131
Verizon Communications Inc 375,107 22,037
$ 72,974
Textiles - 0.03%
Mohawk Industries Inc
(d)
5,422 764
Toys, Games & Hobbies - 0.04%
Hasbro Inc 11,552 1,081
Transportation - 1.65%
CH Robinson Worldwide Inc 12,323 1,157
CSX Corp 69,326 6,291
Expeditors International of Washington Inc 15,344 1,459
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 21,900 $ 5,686
JB Hunt Transport Services Inc 7,568 1,034
Kansas City Southern 8,485 1,732
Norfolk Southern Corp 23,024 5,471
Old Dominion Freight Line Inc 8,721 1,702
Union Pacific Corp 61,085 12,719
United Parcel Service Inc 64,833 10,918
$ 48,169
Water - 0.09%
American Water Works Co Inc 16,431 2,522
TOTAL COMMON STOCKS $ 2,869,811
Total Investments $ 2,924,907
Other Assets and Liabilities -  (0.15)% (4,264)
TOTAL NET ASSETS - 100.00% $ 2,920,643
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $394 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,072 or 0.17% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 22.81%
Consumer, Non-cyclical 20.56%
Communications 15.98%
Financial 14.21%
Consumer, Cyclical 9.55%
Industrial 8.11%
Utilities 2.71%
Energy 2.24%
Basic Materials 2.09%
Money Market Funds 1.70%
Investment Companies 0.19%
Other Assets and Liabilities
(0.15)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,952 $ 750,981 $ 736,868 $ 49,065
$ 34,952 $ 750,981 $ 736,868 $ 49,065
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 119 $ — $ — $ —
$ 119 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; March 2021 Long 263 $ 49,297 $ 1,000
Total $ 1,000
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 6 .84 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .08%
iShares Core S&P 500 ETF 538 $ 202
Money Market Funds - 6 .76%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
69,069 69
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
15,820,074 15,820
$ 15,889
TOTAL INVESTMENT COMPANIES $ 16,091
COMMON STOCKS - 93 .29 % Shares Held Value (000's)
Advertising - 0 .07%
Interpublic Group of Cos Inc/The 2,702 $ 64
Omnicom Group Inc 1,490 93
$ 157
Aerospace & Defense - 1 .45%
Boeing Co/The 3,675 787
General Dynamics Corp 1,610 240
Howmet Aerospace Inc 2,704 77
L3Harris Technologies Inc 1,456 275
Lockheed Martin Corp 1,706 606
Northrop Grumman Corp 1,075 327
Raytheon Technologies Corp 10,520 752
Teledyne Technologies Inc
(d)
257 101
TransDigm Group Inc
(d)
378 234
$ 3,399
Agriculture - 0 .69%
Altria Group Inc 12,873 528
Archer-Daniels-Midland Co 3,853 194
Philip Morris International Inc 10,788 893
$ 1,615
Airlines - 0 .24%
Alaska Air Group Inc 855 44
American Airlines Group Inc
(e)
4,229 67
Delta Air Lines Inc 4,419 178
Southwest Airlines Co 4,089 190
United Airlines Holdings Inc
(d)
2,028 88
$ 567
Apparel - 0 .70%
Hanesbrands Inc 2,414 35
NIKE Inc 8,692 1,230
PVH Corp 493 46
Ralph Lauren Corp 334 35
Tapestry Inc 1,922 60
Under Armour Inc - Class A
(d)
1,306 22
Under Armour Inc - Class C
(d)
1,348 20
VF Corp 2,215 189
$ 1,637
Automobile Manufacturers - 2 .02%
Cummins Inc 1,025 233
Ford Motor Co 27,068 238
General Motors Co 8,725 363
PACCAR Inc 2,400 207
Tesla Inc
(d)
5,253 3,707
$ 4,748
Automobile Parts & Equipment - 0 .13%
Aptiv PLC 1,870 244
BorgWarner Inc 1,693 65
$ 309
Banks - 4 .38%
Bank of America Corp 52,732 1,598
Bank of New York Mellon Corp/The 5,647 240
Citigroup Inc 14,422 889
Citizens Financial Group Inc 2,959 106
Comerica Inc 963 54
Fifth Third Bancorp 4,935 136
First Republic Bank/CA 1,205 177
Goldman Sachs Group Inc/The 2,383 629
Huntington Bancshares Inc/OH 7,047 89
JPMorgan Chase & Co 21,115 2,683
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 6,764 $ 111
M&T Bank Corp 888 113
Morgan Stanley 9,901 679
Northern Trust Corp 1,442 134
PNC Financial Services Group Inc/The 2,935 437
Regions Financial Corp 6,653 107
State Street Corp 2,445 178
SVB Financial Group
(d)
360 140
Truist Financial Corp 9,339 448
US Bancorp 9,496 442
Wells Fargo & Co 28,640 864
Zions Bancorp NA 1,136 49
$ 10,303
Beverages - 1 .51%
Brown-Forman Corp - B Shares 1,264 100
Coca-Cola Co/The 26,792 1,469
Constellation Brands Inc 1,174 257
Molson Coors Beverage Co 1,303 59
Monster Beverage Corp
(d)
2,560 237
PepsiCo Inc 9,573 1,420
$ 3,542
Biotechnology - 1 .48%
Alexion Pharmaceuticals Inc
(d)
1,515 236
Amgen Inc 4,032 927
Biogen Inc
(d)
1,065 261
Bio-Rad Laboratories Inc
(d)
149 87
Corteva Inc 5,162 200
Gilead Sciences Inc 8,683 506
Illumina Inc
(d)
1,013 375
Incyte Corp
(d)
1,290 112
Regeneron Pharmaceuticals Inc
(d)
727 351
Vertex Pharmaceuticals Inc
(d)
1,802 426
$ 3,481
Building Materials - 0 .38%
Carrier Global Corp 5,645 213
Fortune Brands Home & Security Inc 962 82
Johnson Controls International plc 5,015 234
Martin Marietta Materials Inc 433 123
Masco Corp 1,813 100
Vulcan Materials Co 918 136
$ 888
Chemicals - 1 .62%
Air Products and Chemicals Inc 1,530 418
Albemarle Corp 737 109
Celanese Corp 810 105
CF Industries Holdings Inc 1,482 57
Dow Inc 5,138 285
DuPont de Nemours Inc 5,084 362
Eastman Chemical Co 939 94
Ecolab Inc 1,721 372
FMC Corp 899 103
International Flavors & Fragrances Inc 741 81
Linde PLC 3,637 959
LyondellBasell Industries NV 1,781 163
Mosaic Co/The 2,390 55
PPG Industries Inc 1,636 236
Sherwin-Williams Co/The 567 417
$ 3,816
Commercial Services - 2 .27%
Automatic Data Processing Inc 2,970 523
Cintas Corp 610 215
Equifax Inc 843 162
FleetCor Technologies Inc
(d)
578 158
Gartner Inc
(d)
618 99
Global Payments Inc 2,074 447
IHS Markit Ltd 2,582 232
MarketAxess Holdings Inc 264 151
Moody's Corp 1,120 325
Nielsen Holdings PLC 2,473 52

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
8,117 $ 1,901
Quanta Services Inc 962 69
Robert Half International Inc 789 49
Rollins Inc 1,532 60
S&P Global Inc 1,667 548
United Rentals Inc
(d)
500 116
Verisk Analytics Inc 1,126 234
$ 5,341
Computers - 7 .59%
Accenture PLC - Class A 4,388 1,146
Apple Inc 110,714 14,691
Cognizant Technology Solutions Corp 3,704 304
DXC Technology Co 1,763 45
Fortinet Inc
(d)
933 139
Hewlett Packard Enterprise Co 8,915 106
HP Inc 9,515 234
International Business Machines Corp 6,172 777
Leidos Holdings Inc 927 97
NetApp Inc 1,548 102
Seagate Technology PLC 1,549 96
Western Digital Corp 2,108 117
$ 17,854
Consumer Products - 0 .31%
Avery Dennison Corp 577 90
Church & Dwight Co Inc 1,721 150
Clorox Co/The 873 176
Kimberly-Clark Corp 2,356 318
$ 734
Cosmetics & Personal Care - 1 .41%
Colgate-Palmolive Co 5,938 508
Estee Lauder Cos Inc/The 1,569 417
Procter & Gamble Co/The 17,177 2,390
$ 3,315
Distribution & Wholesale - 0 .29%
Copart Inc
(d)
1,439 183
Fastenal Co 3,978 194
LKQ Corp
(d)
1,939 68
Pool Corp 279 104
WW Grainger Inc 313 128
$ 677
Diversified Financial Services - 3 .78%
American Express Co 4,518 546
Ameriprise Financial Inc 816 159
BlackRock Inc 983 709
Capital One Financial Corp 3,168 313
Cboe Global Markets Inc 748 70
Charles Schwab Corp/The 10,334 548
CME Group Inc 2,487 453
Discover Financial Services 2,123 192
Franklin Resources Inc 1,882 47
Intercontinental Exchange Inc 3,888 448
Invesco Ltd 2,610 46
Mastercard Inc 6,094 2,175
Nasdaq Inc 795 106
Raymond James Financial Inc 845 81
Synchrony Financial 3,762 131
T Rowe Price Group Inc 1,568 237
Visa Inc 11,745 2,569
Western Union Co/The 2,848 62
$ 8,892
Electric - 2 .43%
AES Corp/The 4,607 108
Alliant Energy Corp 1,730 89
Ameren Corp 1,711 134
American Electric Power Co Inc 3,438 286
CenterPoint Energy Inc 3,775 82
CMS Energy Corp 1,984 121
Consolidated Edison Inc 2,368 171
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 5,652 $ 425
DTE Energy Co 1,341 163
Duke Energy Corp 5,099 467
Edison International 2,622 165
Entergy Corp 1,387 139
Evergy Inc 1,571 87
Eversource Energy 2,375 205
Exelon Corp 6,758 285
FirstEnergy Corp 3,759 115
NextEra Energy Inc 13,571 1,047
NRG Energy Inc 1,692 64
Pinnacle West Capital Corp 781 62
PPL Corp 5,327 150
Public Service Enterprise Group Inc 3,504 204
Sempra Energy 1,999 255
Southern Co/The 7,316 449
WEC Energy Group Inc 2,185 201
Xcel Energy Inc 3,640 243
$ 5,717
Electrical Components & Equipment - 0 .22%
AMETEK Inc 1,593 193
Emerson Electric Co 4,144 333
$ 526
Electronics - 1 .34%
Agilent Technologies Inc 2,119 251
Allegion plc 637 74
Amphenol Corp 2,072 271
FLIR Systems Inc 909 40
Fortive Corp 2,336 166
Garmin Ltd 1,033 124
Honeywell International Inc 4,862 1,034
Keysight Technologies Inc
(d)
1,284 170
Mettler-Toledo International Inc
(d)
165 188
PerkinElmer Inc 776 111
Roper Technologies Inc 727 314
TE Connectivity Ltd 2,291 277
Vontier Corp
(d)
933 31
Waters Corp
(d)
430 106
$ 3,157
Engineering & Construction - 0 .04%
Jacobs Engineering Group Inc 898 98
Entertainment - 0 .03%
Live Nation Entertainment Inc
(d)
990 73
Environmental Control - 0 .22%
Pentair PLC 1,153 61
Republic Services Inc 1,458 140
Waste Management Inc 2,693 318
$ 519
Food - 1 .03%
Campbell Soup Co 1,403 68
Conagra Brands Inc 3,384 123
General Mills Inc 4,235 249
Hershey Co/The 1,022 156
Hormel Foods Corp 1,945 91
J M Smucker Co/The 790 91
Kellogg Co 1,762 110
Kraft Heinz Co/The 4,489 155
Kroger Co/The 5,365 170
Lamb Weston Holdings Inc 1,014 80
McCormick & Co Inc/MD 1,723 165
Mondelez International Inc 9,907 579
Sysco Corp 3,529 262
Tyson Foods Inc 2,038 131
$ 2,430
Forest Products & Paper - 0 .06%
International Paper Co 2,723 135

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .06%
Atmos Energy Corp 870 $ 83
NiSource Inc 2,654 61
$ 144
Hand & Machine Tools - 0 .11%
Snap-on Inc 375 64
Stanley Black & Decker Inc 1,110 198
$ 262
Healthcare - Products - 3 .78%
Abbott Laboratories 12,277 1,344
ABIOMED Inc
(d)
313 101
Align Technology Inc
(d)
497 266
Baxter International Inc 3,537 284
Boston Scientific Corp
(d)
9,919 357
Cooper Cos Inc/The 341 124
Danaher Corp 4,380 973
DENTSPLY SIRONA Inc 1,514 79
Edwards Lifesciences Corp
(d)
4,318 394
Hologic Inc
(d)
1,780 130
IDEXX Laboratories Inc
(d)
592 296
Intuitive Surgical Inc
(d)
815 667
Medtronic PLC 9,324 1,092
ResMed Inc 1,004 213
STERIS PLC 591 112
Stryker Corp 2,265 555
Teleflex Inc 324 133
Thermo Fisher Scientific Inc 2,747 1,280
Varian Medical Systems Inc
(d)
633 111
West Pharmaceutical Services Inc 513 145
Zimmer Biomet Holdings Inc 1,436 221
$ 8,877
Healthcare - Services - 1 .92%
Anthem Inc 1,723 553
Catalent Inc
(d)
1,141 119
Centene Corp
(d)
4,016 241
DaVita Inc
(d)
512 60
HCA Healthcare Inc 1,829 301
Humana Inc 918 377
IQVIA Holdings Inc
(d)
1,328 238
Laboratory Corp of America Holdings
(d)
675 137
Quest Diagnostics Inc 934 111
UnitedHealth Group Inc 6,573 2,305
Universal Health Services Inc 539 74
$ 4,516
Home Builders - 0 .21%
DR Horton Inc 2,297 159
Lennar Corp - A Shares 1,906 145
NVR Inc
(d)
24 98
PulteGroup Inc 1,857 80
$ 482
Home Furnishings - 0 .05%
Leggett & Platt Inc 918 41
Whirlpool Corp 434 78
$ 119
Housewares - 0 .02%
Newell Brands Inc 2,617 56
Insurance - 3 .06%
Aflac Inc 4,524 201
Allstate Corp/The 2,106 232
American International Group Inc 5,968 226
Aon PLC 1,583 334
Arthur J Gallagher & Co 1,331 165
Assurant Inc 410 56
Berkshire Hathaway Inc - Class B
(d)
13,481 3,126
Chubb Ltd 3,128 482
Cincinnati Financial Corp 1,037 91
Everest Re Group Ltd 277 65
Globe Life Inc 667 63
Hartford Financial Services Group Inc/The 2,483 122
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Lincoln National Corp 1,258 $ 63
Loews Corp 1,619 73
Marsh & McLennan Cos Inc 3,514 411
MetLife Inc 5,300 249
Principal Financial Group Inc 1,770 88
Progressive Corp/The 4,057 401
Prudential Financial Inc 2,744 214
Travelers Cos Inc/The 1,755 246
Unum Group 1,411 32
W R Berkley Corp 976 65
Willis Towers Watson PLC 894 188
$ 7,193
Internet - 10 .58%
Alphabet Inc - A Shares
(d)
2,083 3,651
Alphabet Inc - C Shares
(d)
2,011 3,523
Amazon.com Inc
(d)
2,955 9,624
Booking Holdings Inc
(d)
284 633
CDW Corp/DE 990 130
eBay Inc 4,537 228
Etsy Inc
(d)
872 155
Expedia Group Inc 942 125
F5 Networks Inc
(d)
427 75
Facebook Inc
(d)
16,653 4,549
Netflix Inc
(d)
3,062 1,656
NortonLifeLock Inc 4,101 85
Twitter Inc
(d)
5,510 298
VeriSign Inc
(d)
696 151
$ 24,883
Iron & Steel - 0 .05%
Nucor Corp 2,092 111
Leisure Products & Services - 0 .11%
Carnival Corp 5,150 111
Norwegian Cruise Line Holdings Ltd
(d)
2,185 56
Royal Caribbean Cruises Ltd 1,288 96
$ 263
Lodging - 0 .32%
Hilton Worldwide Holdings Inc 1,922 214
Las Vegas Sands Corp 2,276 136
Marriott International Inc/MD 1,842 243
MGM Resorts International 2,840 89
Wynn Resorts Ltd 673 76
$ 758
Machinery - Construction & Mining - 0 .29%
Caterpillar Inc 3,764 685
Machinery - Diversified - 0 .67%
Deere & Co 2,171 584
Dover Corp 998 126
Flowserve Corp 902 33
IDEX Corp 524 104
Ingersoll Rand Inc
(d)
2,575 117
Otis Worldwide Corp 2,822 191
Rockwell Automation Inc 805 202
Westinghouse Air Brake Technologies Corp 1,239 91
Xylem Inc/NY 1,249 127
$ 1,575
Media - 2 .15%
Charter Communications Inc
(d)
1,012 670
Comcast Corp - Class A 31,628 1,657
Discovery Inc - A Shares
(d)
1,111 33
Discovery Inc - C Shares
(d)
2,043 54
DISH Network Corp
(d)
1,713 55
Fox Corp - A Shares 2,339 68
Fox Corp - B Shares 1,072 31
News Corp - A Shares 2,709 49
News Corp - B Shares 844 15
ViacomCBS Inc - Class B 3,914 146
Walt Disney Co/The
(d)
12,541 2,272
$ 5,050

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Mining - 0 .25%
Freeport-McMoRan Inc 10,065 $ 262
Newmont Corp 5,566 333
$ 595
Miscellaneous Manufacturers - 1 .15%
3M Co 3,995 698
A O Smith Corp 937 51
Eaton Corp PLC 2,761 332
General Electric Co 60,679 655
Illinois Tool Works Inc 1,996 407
Parker-Hannifin Corp 892 243
Textron Inc 1,586 77
Trane Technologies PLC 1,664 242
$ 2,705
Office & Business Equipment - 0 .07%
Xerox Holdings Corp 1,155 27
Zebra Technologies Corp
(d)
371 142
$ 169
Oil & Gas - 1 .72%
Apache Corp 2,615 37
Cabot Oil & Gas Corp 2,760 45
Chevron Corp 13,334 1,126
Concho Resources Inc 1,360 79
ConocoPhillips 7,398 296
Devon Energy Corp 2,649 42
Diamondback Energy Inc 1,094 53
EOG Resources Inc 4,042 202
Exxon Mobil Corp
(f)
29,288 1,207
Hess Corp 1,894 100
HollyFrontier Corp 1,033 27
Marathon Oil Corp 5,469 36
Marathon Petroleum Corp 4,508 186
Occidental Petroleum Corp 5,805 100
Phillips 66 3,027 212
Pioneer Natural Resources Co 1,139 130
Valero Energy Corp 2,825 160
$ 4,038
Oil & Gas Services - 0 .21%
Baker Hughes Co 4,750 99
Halliburton Co 6,123 116
National Oilwell Varco Inc 2,689 37
Schlumberger NV 9,643 211
TechnipFMC PLC 2,926 27
$ 490
Packaging & Containers - 0 .24%
Amcor PLC 10,865 128
Ball Corp 2,265 211
Packaging Corp of America 657 91
Sealed Air Corp 1,075 49
Westrock Co 1,820 79
$ 558
Pharmaceuticals - 5 .12%
AbbVie Inc 12,229 1,310
AmerisourceBergen Corp 1,018 100
Becton Dickinson and Co 2,008 502
Bristol-Myers Squibb Co 15,653 971
Cardinal Health Inc 2,033 109
Cigna Corp 2,503 521
CVS Health Corp 9,067 619
DexCom Inc
(d)
666 246
Eli Lilly and Co 5,501 929
Henry Schein Inc
(d)
989 66
Johnson & Johnson 18,235 2,870
McKesson Corp 1,113 194
Merck & Co Inc 17,525 1,434
Perrigo Co PLC 946 42
Pfizer Inc 38,503 1,417
Viatris Inc
(d)
8,357 157
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 3,293 $ 545
$ 12,032
Pipelines - 0 .20%
Kinder Morgan Inc 13,486 184
ONEOK Inc 3,079 118
Williams Cos Inc/The 8,406 169
$ 471
Real Estate - 0 .06%
CBRE Group Inc
(d)
2,324 146
REITs - 2 .20%
Alexandria Real Estate Equities Inc 856 153
American Tower Corp 3,076 690
AvalonBay Communities Inc 966 155
Boston Properties Inc 981 93
Crown Castle International Corp 2,986 475
Digital Realty Trust Inc 1,939 271
Duke Realty Corp 2,577 103
Equinix Inc 618 441
Equity Residential 2,373 141
Essex Property Trust Inc 452 107
Extra Space Storage Inc 895 104
Federal Realty Investment Trust 476 41
Healthpeak Properties Inc 3,730 113
Host Hotels & Resorts Inc 4,887 71
Iron Mountain Inc 1,997 59
Kimco Realty Corp 2,996 45
Mid-America Apartment Communities Inc 792 100
Prologis Inc 5,121 510
Public Storage 1,054 243
Realty Income Corp 2,430 151
Regency Centers Corp 1,093 50
SBA Communications Corp 770 217
Simon Property Group Inc 2,270 194
SL Green Realty Corp 503 30
UDR Inc 2,040 78
Ventas Inc 2,595 127
Vornado Realty Trust 1,087 41
Welltower Inc 2,891 187
Weyerhaeuser Co 5,171 173
$ 5,163
Retail - 4 .89%
Advance Auto Parts Inc 469 74
AutoZone Inc
(d)
161 191
Best Buy Co Inc 1,596 159
CarMax Inc
(d)
1,137 107
Chipotle Mexican Grill Inc
(d)
194 269
Costco Wholesale Corp 3,058 1,152
Darden Restaurants Inc 902 107
Dollar General Corp 1,698 357
Dollar Tree Inc
(d)
1,630 176
Domino's Pizza Inc 273 105
Gap Inc/The 1,426 29
Genuine Parts Co 999 100
Home Depot Inc/The 7,457 1,981
L Brands Inc 1,619 60
Lowe's Cos Inc 5,076 815
McDonald's Corp 5,162 1,108
O'Reilly Automotive Inc
(d)
503 228
Ross Stores Inc 2,466 303
Starbucks Corp 8,130 870
Target Corp 3,469 612
Tiffany & Co 748 98
TJX Cos Inc/The 8,317 568
Tractor Supply Co 807 114
Ulta Beauty Inc
(d)
390 112
Walgreens Boots Alliance Inc 4,979 199
Walmart Inc 9,603 1,384
Yum! Brands Inc 2,090 227
$ 11,505

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans - 0 .02%
People's United Financial Inc 2,944 $ 38
Semiconductors - 4 .80%
Advanced Micro Devices Inc
(d)
8,330 764
Analog Devices Inc 2,559 378
Applied Materials Inc 6,326 546
Broadcom Inc 2,802 1,227
Intel Corp 28,387 1,414
IPG Photonics Corp
(d)
247 55
KLA Corp 1,070 277
Lam Research Corp 999 472
Maxim Integrated Products Inc 1,852 164
Microchip Technology Inc 1,802 249
Micron Technology Inc
(d)
7,712 580
NVIDIA Corp 4,289 2,240
Qorvo Inc
(d)
790 131
QUALCOMM Inc 7,834 1,193
Skyworks Solutions Inc 1,151 176
Teradyne Inc 1,151 138
Texas Instruments Inc 6,359 1,044
Xilinx Inc 1,699 241
$ 11,289
Shipbuilding - 0 .02%
Huntington Ingalls Industries Inc 280 48
Software - 9 .18%
Activision Blizzard Inc 5,353 497
Adobe Inc
(d)
3,324 1,662
Akamai Technologies Inc
(d)
1,126 118
ANSYS Inc
(d)
595 216
Autodesk Inc
(d)
1,524 465
Broadridge Financial Solutions Inc 801 123
Cadence Design Systems Inc
(d)
1,933 264
Cerner Corp 2,124 167
Citrix Systems Inc 853 111
Electronic Arts Inc 2,009 289
Fidelity National Information Services Inc 4,299 608
Fiserv Inc
(d)
3,983 454
Intuit Inc 1,821 692
Jack Henry & Associates Inc 529 86
Microsoft Corp
(f)
52,377 11,650
MSCI Inc 576 257
Oracle Corp 13,139 850
Paychex Inc 2,216 206
Paycom Software Inc
(d)
341 154
salesforce.com Inc
(d)
6,338 1,410
ServiceNow Inc
(d)
1,351 744
Synopsys Inc
(d)
1,057 274
Take-Two Interactive Software Inc
(d)
797 166
Tyler Technologies Inc
(d)
280 122
$ 21,585
Telecommunications - 2 .37%
Arista Networks Inc
(d)
377 109
AT&T Inc 49,361 1,420
CenturyLink Inc 6,839 67
Cisco Systems Inc 29,269 1,310
Corning Inc 5,293 190
Juniper Networks Inc 2,284 51
Motorola Solutions Inc 1,174 200
T-Mobile US Inc
(d)
4,042 545
Verizon Communications Inc 28,665 1,684
$ 5,576
Textiles - 0 .03%
Mohawk Industries Inc
(d)
414 58
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 883 83
Transportation - 1 .57%
CH Robinson Worldwide Inc 942 89
CSX Corp 5,299 481
Expeditors International of Washington Inc 1,173 112
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 1,673 $ 434
JB Hunt Transport Services Inc 578 79
Kansas City Southern 648 132
Norfolk Southern Corp 1,760 418
Old Dominion Freight Line Inc 667 130
Union Pacific Corp 4,668 972
United Parcel Service Inc 4,955 834
$ 3,681
Water - 0 .08%
American Water Works Co Inc 1,255 193
TOTAL COMMON STOCKS $ 219,327
TOTAL PURCHASED OPTIONS - 0.22% $ 506
Total Investments $ 235,924
Other Assets and Liabilities -  (0.35)% (812)
TOTAL NET ASSETS - 100.00% $ 235,112
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $69 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,592 or 0.68% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 21 .64%
Consumer, Non-cyclical 19 .52%
Communications 15 .17%
Financial 13 .50%
Consumer, Cyclical 9 .08%
Industrial 7 .70%
Money Market Funds 6 .76%
Utilities 2 .57%
Energy 2 .13%
Basic Materials 1 .98%
Purchased Options 0 .22%
Investment Companies 0 .08%
Other Assets and Liabilities
( 0 .35 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Managed Volatility Index Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 12,955 $ 80,880 $ 78,015 $ 15,820
$ 12,955 $ 80,880 $ 78,015 $ 15,820
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 43 $ — $ — $ —
$ 43 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 3,800 .00 01/19/2021 $ 197 $ 269 $ 72
Put - S&P 500 Index N/A 200 20 $ 3,550 .00 01/19/2021 955 237 (718)
Total $ 1,152 $ 506 $ (646)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - S&P 500 Index N/A 100 $ 10 $ 3,840 .00 01/19/2021 $ (113) $ (136) $ (23)
Put - S&P 500 Index N/A 200 20 $ 3,500 .00 01/19/2021 (760) (180) 580
Total $ (873) $ (316) $ 557
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2021 Long 25 $ 4,686 $ 95
Total $ 95
Amounts in thousands except contracts.

Schedule of Investments
MidCap Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 0 .26 % Shares Held Value (000's)
Money Market Funds - 0 .26%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,606,688 $ 1,607
TOTAL INVESTMENT COMPANIES $ 1,607
COMMON STOCKS - 99 .98 % Shares Held Value (000's)
Aerospace & Defense - 5 .74%
HEICO Corp - Class A 65,254 $ 7,639
TransDigm Group Inc
(b)
46,099 28,529
$ 36,168
Banks - 1 .11%
First Republic Bank/CA 36,110 5,306
M&T Bank Corp 13,050 1,661
$ 6,967
Beverages - 0 .54%
Brown-Forman Corp - B Shares 42,448 3,372
Building Materials - 3 .86%
Martin Marietta Materials Inc 26,272 7,460
Summit Materials Inc
(b)
126,250 2,535
Vulcan Materials Co 96,558 14,321
$ 24,316
Chemicals - 0 .59%
Air Products and Chemicals Inc 13,560 3,705
Commercial Services - 10 .58%
Bright Horizons Family Solutions Inc
(b)
18,687 3,233
CoStar Group Inc
(b)
15,156 14,008
Everarc Holdings Ltd - Warrants
(b)
97,671 29
Gartner Inc
(b)
67,683 10,842
IHS Markit Ltd 96,247 8,646
Moody's Corp 20,016 5,810
S&P Global Inc 7,052 2,318
Square Inc
(b)
18,710 4,072
TransUnion 91,131 9,042
Verisk Analytics Inc 41,679 8,652
$ 66,652
Distribution & Wholesale - 4 .28%
Copart Inc
(b)
149,698 19,049
Fastenal Co 161,658 7,894
$ 26,943
Diversified Financial Services - 1 .29%
Credit Acceptance Corp
(b)
23,513 8,139
Electric - 2 .52%
Brookfield Infrastructure Partners LP 222,112 10,972
Brookfield Renewable Corp 10,403 606
Brookfield Renewable Partners LP 98,904 4,268
$ 15,846
Electronics - 3 .61%
Agilent Technologies Inc 15,929 1,888
Mettler-Toledo International Inc
(b)
8,019 9,139
Roper Technologies Inc 27,150 11,704
$ 22,731
Entertainment - 3 .56%
Live Nation Entertainment Inc
(b)
159,780 11,741
Vail Resorts Inc 38,221 10,662
$ 22,403
Gas - 0 .10%
Brookfield Infrastructure Corp 8,953 647
Hand & Machine Tools - 0 .26%
Colfax Corp
(b)
43,129 1,649
Healthcare - Products - 1 .41%
IDEXX Laboratories Inc
(b)
17,702 8,849
Holding Companies - Diversified - 0 .21%
Everarc Holdings Ltd
(b)
92,882 1,297
Home Builders - 2 .22%
Lennar Corp - A Shares 83,038 6,330
Lennar Corp - B Shares 1,086 67
NVR Inc
(b)
1,855 7,568
$ 13,965
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 7 .59%
Aon PLC 21,650 $ 4,574
Arch Capital Group Ltd
(b)
249,746 9,008
Brown & Brown Inc 173,423 8,222
Fidelity National Financial Inc 198,595 7,763
Markel Corp
(b)
13,222 13,662
Progressive Corp/The 46,457 4,594
$ 47,823
Internet - 4 .23%
VeriSign Inc
(b)
56,770 12,285
Wix.com Ltd
(b)
57,530 14,380
$ 26,665
Investment Companies - 0 .33%
Brookfield Business Partners LP 12,809 481
Cannae Holdings Inc
(b)
36,063 1,596
$ 2,077
Lodging - 3 .22%
Hilton Worldwide Holdings Inc 143,466 15,962
Hyatt Hotels Corp 58,245 4,325
$ 20,287
Machinery - Diversified - 0 .15%
Cognex Corp 11,746 943
Media - 4 .78%
Liberty Broadband Corp - A Shares
(b)
19,743 3,111
Liberty Broadband Corp - C Shares
(b)
97,458 15,434
Liberty Media Corp-Liberty Formula One - A
Shares
(b)
14,733 560
Liberty Media Corp-Liberty Formula One - C
Shares
(b)
124,868 5,319
Liberty Media Corp-Liberty SiriusXM - A Shares
(b)
29,307 1,266
Liberty Media Corp-Liberty SiriusXM - C Shares
(b)
102,133 4,444
$ 30,134
Private Equity - 7 .05%
Brookfield Asset Management Inc 639,890 26,408
KKR & Co Inc 323,896 13,115
Onex Corp 84,604 4,857
$ 44,380
Real Estate - 3 .32%
Brookfield Property Partners LP 77,339 1,119
CBRE Group Inc
(b)
194,498 12,199
Howard Hughes Corp/The
(b)
62,576 4,939
Kennedy-Wilson Holdings Inc 149,521 2,675
$ 20,932
REITs - 2 .89%
Equinix Inc 4,464 3,188
SBA Communications Corp 49,338 13,920
Vornado Realty Trust 29,773 1,111
$ 18,219
Retail - 9 .29%
CarMax Inc
(b)
183,624 17,345
Dollar General Corp 14,616 3,074
Domino's Pizza Inc 20,889 8,010
O'Reilly Automotive Inc
(b)
32,072 14,515
Restaurant Brands International Inc 173,477 10,601
Ross Stores Inc 40,455 4,968
$ 58,513
Semiconductors - 1 .74%
Microchip Technology Inc 79,270 10,948
Software - 12 .52%
ANSYS Inc
(b)
32,803 11,934
Autodesk Inc
(b)
61,416 18,753
Black Knight Inc
(b)
180,491 15,946
Guidewire Software Inc
(b)
81,878 10,540
MSCI Inc 13,149 5,871
RealPage Inc
(b)
66,346 5,788
Slack Technologies Inc
(b)
99,425 4,200

Schedule of Investments
MidCap Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(b)
13,371 $ 5,837
$ 78,869
Telecommunications - 0 .99%
Motorola Solutions Inc 36,608 6,225
TOTAL COMMON STOCKS $ 629,664
Total Investments $ 631,271
Other Assets and Liabilities -  (0.24)% (1,534)
TOTAL NET ASSETS - 100.00% $ 629,737
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .58%
Consumer, Cyclical 22 .57%
Technology 14 .26%
Industrial 13 .62%
Consumer, Non-cyclical 12 .53%
Communications 10 .00%
Utilities 2 .62%
Basic Materials 0 .59%
Money Market Funds 0 .26%
Diversified 0 .21%
Other Assets and Liabilities
( 0 .24 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 252 $ 140,506 $ 139,151 $ 1,607
$ 252 $ 140,506 $ 139,151 $ 1,607
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 1 .14 % Shares Held Value (000's)
Money Market Funds - 1 .14%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
1,886,750 $ 1,887
TOTAL INVESTMENT COMPANIES $ 1,887
COMMON STOCKS - 99 .14 % Shares Held Value (000's)
Aerospace & Defense - 0 .59%
Northrop Grumman Corp 1,011 $ 308
Teledyne Technologies Inc
(b)
1,724 676
$ 984
Apparel - 2 .22%
Deckers Outdoor Corp
(b)
8,212 2,355
NIKE Inc 9,382 1,327
$ 3,682
Automobile Manufacturers - 0 .91%
PACCAR Inc 17,481 1,508
Banks - 3 .73%
JPMorgan Chase & Co 32,716 4,157
PNC Financial Services Group Inc/The 13,553 2,020
$ 6,177
Beverages - 2 .59%
Keurig Dr Pepper Inc 35,539 1,137
PepsiCo Inc 21,214 3,146
$ 4,283
Chemicals - 1 .61%
Air Products and Chemicals Inc 2,996 819
FMC Corp 16,125 1,853
$ 2,672
Commercial Services - 1 .22%
PayPal Holdings Inc
(b)
8,638 2,023
Computers - 5 .74%
Apple Inc 71,738 9,519
Consumer Products - 1 .20%
Church & Dwight Co Inc 22,785 1,987
Diversified Financial Services - 6 .23%
Ameriprise Financial Inc 4,710 916
BlackRock Inc 1,987 1,434
Charles Schwab Corp/The 34,281 1,818
Discover Financial Services 15,983 1,447
Nasdaq Inc 9,629 1,278
Visa Inc 15,719 3,438
$ 10,331
Electric - 2 .70%
NextEra Energy Inc 32,176 2,482
Xcel Energy Inc 29,938 1,996
$ 4,478
Electronics - 2 .38%
Honeywell International Inc 11,524 2,451
Roper Technologies Inc 3,476 1,499
$ 3,950
Environmental Control - 1 .06%
Republic Services Inc 16,696 1,608
Waste Connections Inc 1,478 151
$ 1,759
Food - 0 .86%
McCormick & Co Inc/MD 14,904 1,425
Healthcare - Products - 4 .04%
Abbott Laboratories 15,356 1,681
Edwards Lifesciences Corp
(b)
13,306 1,214
Medtronic PLC 13,870 1,625
Thermo Fisher Scientific Inc 4,665 2,173
$ 6,693
Healthcare - Services - 1 .90%
UnitedHealth Group Inc 6,272 2,200
Universal Health Services Inc 6,925 952
$ 3,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 2 .81%
Chubb Ltd 2,598 $ 400
Fidelity National Financial Inc 11,171 437
Marsh & McLennan Cos Inc 18,221 2,132
Progressive Corp/The 17,045 1,685
$ 4,654
Internet - 8 .75%
Alphabet Inc - A Shares
(b)
2,746 4,813
Amazon.com Inc
(b)
1,825 5,944
Facebook Inc
(b)
9,935 2,714
Netflix Inc
(b)
1,891 1,022
$ 14,493
Machinery - Construction & Mining - 0 .87%
Epiroc AB - A Shares 79,579 1,446
Machinery - Diversified - 1 .52%
Deere & Co 9,387 2,526
Media - 2 .58%
Comcast Corp - Class A 37,722 1,977
Nexstar Media Group Inc 14,795 1,615
Walt Disney Co/The
(b)
3,728 675
$ 4,267
Oil & Gas - 2 .09%
Chevron Corp 31,357 2,648
Valero Energy Corp 14,387 814
$ 3,462
Packaging & Containers - 1 .11%
Ball Corp 19,720 1,837
Pharmaceuticals - 6 .86%
Becton Dickinson and Co 6,683 1,672
Bristol-Myers Squibb Co 29,593 1,836
DexCom Inc
(b)
1,355 501
Eli Lilly and Co 7,128 1,203
Johnson & Johnson 13,098 2,061
Merck & Co Inc 31,125 2,546
Pfizer Inc 13,108 483
Roche Holding AG ADR 24,305 1,066
$ 11,368
REITs - 3 .16%
Alexandria Real Estate Equities Inc 12,075 2,152
American Tower Corp 2,565 576
Extra Space Storage Inc 11,828 1,370
Prologis Inc 11,403 1,137
$ 5,235
Retail - 7 .16%
Costco Wholesale Corp 6,559 2,471
Home Depot Inc/The 9,079 2,412
Lululemon Athletica Inc
(b)
4,839 1,684
Starbucks Corp 17,192 1,839
Target Corp 10,311 1,820
Tractor Supply Co 11,605 1,632
$ 11,858
Semiconductors - 6 .52%
Broadcom Inc 6,127 2,683
Lam Research Corp 4,887 2,308
Microchip Technology Inc 11,930 1,647
NVIDIA Corp 2,929 1,529
Taiwan Semiconductor Manufacturing Co Ltd
ADR
24,190 2,638
$ 10,805
Software - 11 .56%
Adobe Inc
(b)
6,281 3,141
Fair Isaac Corp
(b)
4,573 2,337
Fidelity National Information Services Inc 8,217 1,162
Microsoft Corp 42,383 9,427
salesforce.com Inc
(b)
7,418 1,651
ServiceNow Inc
(b)
2,621 1,443
$ 19,161

Schedule of Investments
Principal Capital Appreciation Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 3 .11%
T-Mobile US Inc
(b)
20,905 $ 2,819
Verizon Communications Inc 39,689 2,332
$ 5,151
Transportation - 2 .06%
Expeditors International of Washington Inc 15,325 1,457
Union Pacific Corp 9,365 1,950
$ 3,407
TOTAL COMMON STOCKS $ 164,293
Total Investments $ 166,180
Other Assets and Liabilities -  (0.28)% (466)
TOTAL NET ASSETS - 100.00% $ 165,714
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23 .82%
Consumer, Non-cyclical 18 .67%
Financial 15 .93%
Communications 14 .44%
Consumer, Cyclical 10 .29%
Industrial 9 .59%
Utilities 2 .70%
Energy 2 .09%
Basic Materials 1 .61%
Money Market Funds 1 .14%
Other Assets and Liabilities
( 0 .28 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 2,945 $ 29,079 $ 30,137 $ 1,887
$ 2,945 $ 29,079 $ 30,137 $ 1,887
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 11 $ — $ — $ —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.02% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59.01%
Blue Chip Fund
(a)
35,027 $ 1,224
Core Fixed Income Fund
(a)
1,312,402 13,544
Diversified International Fund
(a)
119,044 1,780
Diversified Real Asset Fund
(a)
62,838 756
International Small Company Fund
(a)
31,692 377
LargeCap Growth Fund I
(a)
57,402 1,172
MidCap Fund
(a),(b)
17,752 641
MidCap Value Fund I
(a)
36,224 544
Origin Emerging Markets Fund
(a)
34,204 464
SmallCap Growth Fund I
(a)
21,554 396
SmallCap Value Fund II
(a)
21,224 240
$ 21,138
Principal Funds, Inc. Institutional Class - 41.01%
Equity Income Fund
(a)
27,482 977
High Income Fund
(a)
229,075 2,149
Inflation Protection Fund
(a)
155,302 1,469
LargeCap S&P 500 Index Fund
(a)
72,893 1,571
LargeCap Value Fund III
(a)
51,998 899
Overseas Fund
(a)
114,203 1,167
Short-Term Income Fund
(a)
517,605 6,460
$ 14,692
TOTAL INVESTMENT COMPANIES $ 35,830
Total Investments $ 35,830
Other Assets and Liabilities -  (0.02)% (6)
TOTAL NET ASSETS - 100.00% $ 35,824
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 70.91%
Domestic Equity Funds 21.40%
International Equity Funds 5 .60%
Specialty Funds 2.11%
Other Assets and Liabilities
(0.02)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 931 $ 1,225 $ 1,322 $ 1,224
Bond Market Index Fund 4,795 1,041 6,129 —
Core Fixed Income Fund 7,452 9,380 3,751 13,544
Diversified International Fund 1,198 1,100 819 1,780
Diversified Real Asset Fund 533 395 230 756
Equity Income Fund 752 983 874 977
High Income Fund 2,075 868 759 2,149
Inflation Protection Fund 1,353 570 575 1,469
International Small Company Fund 390 265 319 377
LargeCap Growth Fund I 907 1,630 1,602 1,172
LargeCap S&P 500 Index Fund 1,639 1,050 1,415 1,571
LargeCap Value Fund III 759 1,135 944 899
MidCap Fund 811 396 765 641
MidCap Value Fund I 481 283 268 544
Origin Emerging Markets Fund — 456 2 464
Overseas Fund 1,177 831 897 1,167
Short-Term Income Fund 5,770 2,843 2,231 6,460
SmallCap Growth Fund I 264 125 116 396
SmallCap Value Fund II 218 104 109 240
$ 31,505 $ 24,680 $ 23,127 $ 35,830
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 6 $ 149 $ 31 $ 241
Bond Market Index Fund — 326 — (33)
Core Fixed Income Fund 218 11 — 452
Diversified International Fund 19 (1) — 302
Diversified Real Asset Fund 4 7 — 51
Equity Income Fund 15 74 — 42
High Income Fund 115 (25) — (10)
Inflation Protection Fund 15 20 — 101
International Small Company Fund 4 10 — 31
LargeCap Growth Fund I 18 515 55 (278)
LargeCap S&P 500 Index Fund 38 295 70 2
LargeCap Value Fund III 13 113 — (164)
MidCap Fund — 254 6 (55)
MidCap Value Fund I 7 (10) — 58
Origin Emerging Markets Fund 3 — — 10
Overseas Fund 20 3 — 53
Short-Term Income Fund 133 1 9 77
SmallCap Growth Fund I 4 22 14 101
SmallCap Value Fund II 2 15 — 12
$ 634 $ 1,779 $ 185 $ 993
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100.00% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 62.55%
Blue Chip Fund
(a)
287,347 $ 10,043
Core Fixed Income Fund
(a)
5,807,038 59,928
Diversified International Fund
(a)
1,015,379 15,180
Diversified Real Asset Fund
(a)
308,370 3,710
International Small Company Fund
(a)
273,174 3,253
LargeCap Growth Fund I
(a)
497,790 10,160
MidCap Fund
(a),(b)
145,584 5,260
MidCap Value Fund I
(a)
292,978 4,403
Origin Emerging Markets Fund
(a)
311,758 4,230
SmallCap Growth Fund I
(a)
179,717 3,298
SmallCap Value Fund II
(a)
176,788 1,996
$ 121,461
Principal Funds, Inc. Institutional Class - 37.45%
Equity Income Fund
(a)
256,703 9,123
High Income Fund
(a)
877,614 8,232
Inflation Protection Fund
(a)
777,265 7,353
LargeCap S&P 500 Index Fund
(a)
482,413 10,401
LargeCap Value Fund III
(a)
524,582 9,070
Overseas Fund
(a)
969,653 9,910
Short-Term Income Fund
(a)
1,492,196 18,623
$ 72,712
TOTAL INVESTMENT COMPANIES $ 194,173
Total Investments $ 194,173
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 194,167
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 56.30%
Domestic Equity Funds 32.84%
International Equity Funds 8 .95%
Specialty Funds 1.91%
Other Assets and Liabilities
0.00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 8,557 $ 4,069 $ 4,992 $ 10,043
Bond Market Index Fund 22,996 4,880 29,241 —
Core Fixed Income Fund 38,995 36,046 17,194 59,928
Diversified International Fund 11,918 6,138 4,985 15,180
Diversified Real Asset Fund 3,372 920 703 3,710
Equity Income Fund 7,223 3,230 1,663 9,123
High Income Fund 9,252 2,824 3,516 8,232
Inflation Protection Fund 7,357 2,589 3,216 7,353
International Small Company Fund 3,757 1,286 1,917 3,253
LargeCap Growth Fund I 8,518 5,543 5,993 10,160
LargeCap S&P 500 Index Fund 15,473 4,874 11,611 10,401
LargeCap Value Fund III 7,202 3,446 1,671 9,070
MidCap Fund 7,471 1,194 4,574 5,260
MidCap Value Fund I 4,757 994 1,580 4,403
Origin Emerging Markets Fund — 4,153 16 4,230
Overseas Fund 11,692 4,327 5,924 9,910
Short-Term Income Fund 17,212 8,338 7,140 18,623
SmallCap Growth Fund I 2,512 555 674 3,298
SmallCap Value Fund II 2,216 422 683 1,996
$ 190,480 $ 95,828 $ 107,293 $ 194,173
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 50 $ 1,403 $ 258 $ 1,006
Bond Market Index Fund — 1,715 — (350)
Core Fixed Income Fund 1,014 31 — 2,050
Diversified International Fund 168 (165) — 2,274
Diversified Real Asset Fund 20 1 — 120
Equity Income Fund 142 180 — 153
High Income Fund 469 (336) — 8
Inflation Protection Fund 78 13 — 610
International Small Company Fund 40 48 — 79
LargeCap Growth Fund I 163 1,469 489 623
LargeCap S&P 500 Index Fund 254 3,587 467 (1,922)
LargeCap Value Fund III 135 42 — 51
MidCap Fund — 1,455 54 (286)
MidCap Value Fund I 61 (14) — 246
Origin Emerging Markets Fund 29 — — 93
Overseas Fund 173 (35) — (150)
Short-Term Income Fund 392 4 28 209
SmallCap Growth Fund I 33 145 115 760
SmallCap Value Fund II 15 13 — 28
$ 3,236 $ 9,556 $ 1,411 $ 5,602
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 67 .66%
Blue Chip Fund
(a)
440,064 $ 15,380
Core Fixed Income Fund
(a)
5,650,660 58,315
Diversified International Fund
(a)
1,656,751 24,768
Diversified Real Asset Fund
(a)
375,891 4,522
International Small Company Fund
(a)
445,142 5,302
LargeCap Growth Fund I
(a)
777,234 15,863
MidCap Fund
(a),(b)
225,985 8,165
MidCap Value Fund I
(a)
470,919 7,078
Origin Emerging Markets Fund
(a)
493,704 6,700
SmallCap Growth Fund I
(a)
274,144 5,030
SmallCap Value Fund II
(a)
295,900 3,341
$ 154,464
Principal Funds, Inc. Institutional Class - 32 .34%
Equity Income Fund
(a)
398,551 14,164
High Income Fund
(a)
768,664 7,210
Inflation Protection Fund
(a)
491,372 4,648
LargeCap S&P 500 Index Fund
(a)
804,524 17,346
LargeCap Value Fund III
(a)
834,245 14,424
Overseas Fund
(a)
1,569,549 16,041
$ 73,833
TOTAL INVESTMENT COMPANIES $ 228,297
Total Investments $ 228,297
Other Assets and Liabilities -  0.00% (6)
TOTAL NET ASSETS - 100.00% $ 228,291
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 44 .15%
Fixed Income Funds 41 .58%
International Equity Funds 12 .29%
Specialty Funds 1 .98%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 5,396 $ 10,124 $ 2,005 $ 15,380
Bond Market Index Fund 17,010 5,734 23,787 —
Core Fixed Income Fund 31,533 37,072 12,108 58,315
Diversified International Fund 14,625 11,782 5,478 24,768
Diversified Real Asset Fund 3,362 1,453 522 4,522
Equity Income Fund 4,868 9,527 851 14,164
High Income Fund 7,582 2,421 2,554 7,210
Inflation Protection Fund 3,828 2,004 1,530 4,648
International Small Company Fund 4,995 2,389 2,491 5,302
LargeCap Growth Fund I 15,626 6,138 10,326 15,863
LargeCap S&P 500 Index Fund 19,747 7,986 12,956 17,346
LargeCap Value Fund III 13,955 4,361 4,362 14,424
MidCap Fund 9,463 2,669 5,832 8,165
MidCap Value Fund I 6,396 2,190 2,076 7,078
Origin Emerging Markets Fund 3,159 7,631 4,472 6,700
Overseas Fund 14,418 8,195 7,269 16,041
SmallCap Growth Fund I 3,317 1,167 867 5,030
SmallCap Value Fund II 2,898 939 730 3,341
$ 182,178 $ 123,782 $ 100,216 $ 228,297
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 79 $ 179 $ 405 $ 1,686
Bond Market Index Fund — 1,234 — (191)
Core Fixed Income Fund 921 — — 1,818
Diversified International Fund 286 (63) — 3,902
Diversified Real Asset Fund 25 (1) — 230
Equity Income Fund 139 3 — 617
High Income Fund 397 (208) — (31)
Inflation Protection Fund 48 2 — 344
International Small Company Fund 68 30 — 379
LargeCap Growth Fund I 261 1,617 782 2,808
LargeCap S&P 500 Index Fund 434 1,656 796 913
LargeCap Value Fund III 221 (5) — 475
MidCap Fund — 1,213 86 652
MidCap Value Fund I 102 4 — 564
Origin Emerging Markets Fund 47 595 — (213)
Overseas Fund 291 (3) — 700
SmallCap Growth Fund I 51 93 180 1,320
SmallCap Value Fund II 26 24 — 210
$ 3,396 $ 6,370 $ 2,249 $ 16,183
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .24%
Blue Chip Fund
(a)
259,837 $ 9,081
Core Fixed Income Fund
(a)
1,529,810 15,788
Diversified International Fund
(a)
934,045 13,964
International Small Company Fund
(a)
258,302 3,076
LargeCap Growth Fund I
(a)
453,438 9,255
MidCap Value Fund I
(a)
241,832 3,635
Origin Emerging Markets Fund
(a)
291,158 3,951
Real Estate Securities Fund
(a)
84,870 2,215
SmallCap Growth Fund I
(a)
149,943 2,751
SmallCap Value Fund II
(a)
167,469 1,891
$ 65,607
Principal Funds, Inc. Institutional Class - 38 .77%
Equity Income Fund
(a)
213,327 7,582
High Income Fund
(a)
300,320 2,817
LargeCap S&P 500 Index Fund
(a)
438,823 9,461
LargeCap Value Fund III
(a)
440,984 7,624
MidCap Growth Fund III
(a)
325,393 4,995
Overseas Fund
(a)
886,186 9,057
$ 41,536
TOTAL INVESTMENT COMPANIES $ 107,143
Total Investments $ 107,143
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 107,137
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 54 .60%
Fixed Income Funds 30 .40%
International Equity Funds 15 .01%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 2,986 $ 6,068 $ 949 $ 9,081
Bond Market Index Fund 4,930 1,077 6,298 —
Core Fixed Income Fund 9,037 9,059 2,794 15,788
Diversified International Fund 8,306 4,883 1,206 13,964
Equity Income Fund 2,706 5,115 493 7,582
High Income Fund 2,574 914 626 2,817
International Small Company Fund 2,658 1,083 886 3,076
LargeCap Growth Fund I 8,726 2,629 4,625 9,255
LargeCap S&P 500 Index Fund 11,042 3,320 6,384 9,461
LargeCap Value Fund III 7,884 1,809 2,336 7,624
MidCap Growth Fund III 4,465 1,171 2,092 4,995
MidCap Value Fund I 4,057 979 1,702 3,635
Origin Emerging Markets Fund 2,398 1,400 366 3,951
Overseas Fund 8,152 3,234 2,631 9,057
Real Estate Securities Fund 2,015 531 234 2,215
SmallCap Growth Fund I 1,837 503 305 2,751
SmallCap Value Fund II 1,637 383 236 1,891
$ 85,410 $ 44,158 $ 34,163 $ 107,143
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 47 $ 104 $ 242 $ 872
Bond Market Index Fund — 341 — (50)
Core Fixed Income Fund 258 (18) — 504
Diversified International Fund 161 3 — 1,978
Equity Income Fund 73 4 — 250
High Income Fund 146 (23) — (22)
International Small Company Fund 39 1 — 220
LargeCap Growth Fund I 153 878 461 1,647
LargeCap S&P 500 Index Fund 238 950 437 533
LargeCap Value Fund III 118 2 — 265
MidCap Growth Fund III 36 329 213 1,122
MidCap Value Fund I 53 (1) — 302
Origin Emerging Markets Fund 28 — — 519
Overseas Fund 164 (5) — 307
Real Estate Securities Fund 51 — 7 (97)
SmallCap Growth Fund I 28 10 99 706
SmallCap Value Fund II 15 — — 107
$ 1,608 $ 2,575 $ 1,459 $ 9,163
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .71%
Blue Chip Fund
(a)
136,338 $ 4,765
Core Fixed Income Fund
(a)
349,119 3,603
Diversified International Fund
(a)
480,518 7,184
International Small Company Fund
(a)
131,494 1,566
LargeCap Growth Fund I
(a)
237,836 4,854
MidCap Value Fund I
(a)
125,161 1,881
Origin Emerging Markets Fund
(a)
145,218 1,971
Real Estate Securities Fund
(a)
38,446 1,003
SmallCap Growth Fund I
(a)
78,145 1,434
SmallCap Value Fund II
(a)
85,265 963
$ 29,224
Principal Funds, Inc. Institutional Class - 41 .30%
Equity Income Fund
(a)
110,093 3,913
High Income Fund
(a)
79,853 749
LargeCap S&P 500 Index Fund
(a)
219,313 4,728
LargeCap Value Fund III
(a)
227,487 3,933
MidCap Growth Fund III
(a)
167,973 2,579
Overseas Fund
(a)
455,895 4,659
$ 20,561
TOTAL INVESTMENT COMPANIES $ 49,785
Total Investments $ 49,785
Other Assets and Liabilities -  (0.01)% (6)
TOTAL NET ASSETS - 100.00% $ 49,779
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .37%
Fixed Income Funds 23 .17%
International Equity Funds 16 .47%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,465 $ 3,225 $ 399 $ 4,765
Bond Market Index Fund 1,214 188 1,464 —
Core Fixed Income Fund 2,437 1,870 823 3,603
Diversified International Fund 4,128 2,481 429 7,184
Equity Income Fund 1,339 2,631 183 3,913
High Income Fund 773 259 266 749
International Small Company Fund 1,294 539 371 1,566
LargeCap Growth Fund I 4,355 1,162 1,925 4,854
LargeCap S&P 500 Index Fund 5,567 1,456 3,022 4,728
LargeCap Value Fund III 3,976 830 1,002 3,933
MidCap Growth Fund III 2,269 551 986 2,579
MidCap Value Fund I 2,065 460 796 1,881
Origin Emerging Markets Fund 1,225 600 123 1,971
Overseas Fund 4,064 1,595 1,143 4,659
Real Estate Securities Fund 909 219 78 1,003
SmallCap Growth Fund I 941 239 117 1,434
SmallCap Value Fund II 866 180 130 963
$ 38,887 $ 18,485 $ 13,257 $ 49,785
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 25 $ 50 $ 127 $ 424
Bond Market Index Fund — 54 — 8
Core Fixed Income Fund 63 (6) — 125
Diversified International Fund 83 1 — 1,003
Equity Income Fund 37 1 — 125
High Income Fund 39 (5) — (12)
International Small Company Fund 20 — — 104
LargeCap Growth Fund I 80 390 240 872
LargeCap S&P 500 Index Fund 119 553 217 174
LargeCap Value Fund III 61 1 — 128
MidCap Growth Fund III 18 185 110 560
MidCap Value Fund I 27 2 — 150
Origin Emerging Markets Fund 14 — — 269
Overseas Fund 85 (3) — 146
Real Estate Securities Fund 23 — 3 (47)
SmallCap Growth Fund I 15 5 51 366
SmallCap Value Fund II 7 — — 47
$ 716 $ 1,228 $ 748 $ 4,442
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .37%
Blue Chip Fund
(a)
32,223 $ 1,126
Core Fixed Income Fund
(a)
42,279 436
Diversified International Fund
(a)
116,138 1,737
International Small Company Fund
(a)
32,112 382
LargeCap Growth Fund I
(a)
56,672 1,157
MidCap Value Fund I
(a)
30,096 452
Origin Emerging Markets Fund
(a)
35,805 486
Real Estate Securities Fund
(a)
8,770 229
SmallCap Growth Fund I
(a)
18,523 340
SmallCap Value Fund II
(a)
20,684 234
$ 6,579
Principal Funds, Inc. Institutional Class - 42 .68%
Equity Income Fund
(a)
26,471 941
High Income Fund
(a)
12,886 121
LargeCap S&P 500 Index Fund
(a)
52,358 1,129
LargeCap Value Fund III
(a)
55,251 955
MidCap Growth Fund III
(a)
40,080 615
Overseas Fund
(a)
110,957 1,134
$ 4,895
TOTAL INVESTMENT COMPANIES $ 11,474
Total Investments $ 11,474
Other Assets and Liabilities -  (0.05)% (6)
TOTAL NET ASSETS - 100.00% $ 11,468
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 62 .59%
Fixed Income Funds 20 .00%
International Equity Funds 17 .46%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 317 $ 886 $ 182 $ 1,126
Bond Market Index Fund 163 51 222 —
Core Fixed Income Fund 267 320 165 436
Diversified International Fund 930 1,011 440 1,737
Equity Income Fund 294 750 132 941
High Income Fund 128 75 80 121
International Small Company Fund 285 245 172 382
LargeCap Growth Fund I 932 614 667 1,157
LargeCap S&P 500 Index Fund 1,194 796 1,014 1,129
LargeCap Value Fund III 864 552 489 955
MidCap Growth Fund III 497 336 391 615
MidCap Value Fund I 462 307 351 452
Origin Emerging Markets Fund 296 253 129 486
Overseas Fund 918 732 553 1,134
Real Estate Securities Fund 190 134 82 229
SmallCap Growth Fund I 207 140 94 340
SmallCap Value Fund II 192 124 94 234
$ 8,136 $ 7,326 $ 5,257 $ 11,474
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 6 $ 6 $ 30 $ 99
Bond Market Index Fund — 8 — —
Core Fixed Income Fund 7 — — 14
Diversified International Fund 20 (6) — 242
Equity Income Fund 9 (2) — 31
High Income Fund 6 (3) — 1
International Small Company Fund 5 (4) — 28
LargeCap Growth Fund I 19 51 58 227
LargeCap S&P 500 Index Fund 29 79 52 74
LargeCap Value Fund III 15 (8) — 36
MidCap Growth Fund III 4 38 26 135
MidCap Value Fund I 7 (4) — 38
Origin Emerging Markets Fund 3 (1) — 67
Overseas Fund 21 (15) — 52
Real Estate Securities Fund 5 (1) 1 (12)
SmallCap Growth Fund I 3 2 12 85
SmallCap Value Fund II 2 (3) — 15
$ 161 $ 137 $ 179 $ 1,132
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .06%
Blue Chip Fund
(a)
24,589 $ 859
Core Fixed Income Fund
(a)
1,220,619 12,597
Diversified International Fund
(a)
77,501 1,159
Diversified Real Asset Fund
(a)
63,404 763
International Small Company Fund
(a)
21,436 255
LargeCap Growth Fund I
(a)
41,324 844
MidCap Fund
(a),(b)
12,116 438
MidCap Value Fund I
(a)
23,507 353
Origin Emerging Markets Fund
(a)
22,796 309
SmallCap Growth Fund I
(a)
14,481 266
SmallCap Value Fund II
(a)
15,090 170
$ 18,013
Principal Funds, Inc. Institutional Class - 41 .96%
Equity Income Fund
(a)
19,289 686
High Income Fund
(a)
228,066 2,139
Inflation Protection Fund
(a)
146,673 1,388
LargeCap S&P 500 Index Fund
(a)
45,147 973
LargeCap Value Fund III
(a)
37,599 650
Overseas Fund
(a)
75,667 773
Short-Term Income Fund
(a)
513,485 6,408
$ 13,017
TOTAL INVESTMENT COMPANIES $ 31,030
Total Investments $ 31,030
Other Assets and Liabilities -  (0.02)% (5)
TOTAL NET ASSETS - 100.00% $ 31,025
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76 .35%
Domestic Equity Funds 16 .90%
International Equity Funds 4 .31%
Specialty Funds 2 .46%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 1,077 $ 769 $ 1,370 $ 859
Bond Market Index Fund 4,378 1,499 6,144 —
Core Fixed Income Fund 6,851 8,729 3,404 12,597
Diversified International Fund 737 759 525 1,159
Diversified Real Asset Fund 501 431 226 763
Equity Income Fund 920 555 853 686
High Income Fund 1,971 979 788 2,139
Inflation Protection Fund 1,203 610 534 1,388
International Small Company Fund 242 198 211 255
LargeCap Growth Fund I — 876 2 844
LargeCap S&P 500 Index Fund 980 784 954 973
LargeCap Value Fund III — 653 3 650
MidCap Fund 798 449 999 438
MidCap Value Fund I — 355 2 353
Origin Emerging Markets Fund — 304 2 309
Overseas Fund 730 600 592 773
Short-Term Income Fund 5,599 3,042 2,309 6,408
SmallCap Growth Fund I 155 98 64 266
SmallCap Value Fund II 143 87 80 170
$ 26,285 $ 21,777 $ 19,062 $ 31,030
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 4 $ 335 $ 22 $ 48
Bond Market Index Fund — 292 — (25)
Core Fixed Income Fund 203 (3) — 424
Diversified International Fund 13 (6) — 194
Diversified Real Asset Fund 4 (1) — 58
Equity Income Fund 17 110 — (46)
High Income Fund 114 (18) — (5)
Inflation Protection Fund 15 1 — 108
International Small Company Fund 3 5 — 21
LargeCap Growth Fund I 14 — 42 (30)
LargeCap S&P 500 Index Fund 25 97 45 66
LargeCap Value Fund III 10 — — —
MidCap Fund — 307 4 (117)
MidCap Value Fund I 5 — — —
Origin Emerging Markets Fund 2 — — 7
Overseas Fund 14 5 — 30
Short-Term Income Fund 136 — 10 76
SmallCap Growth Fund I 3 4 10 73
SmallCap Value Fund II 1 2 — 18
$ 583 $ 1,130 $ 133 $ 900
Amounts in thousands.

Schedule of Investments
Real Estate Securities Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 0 .04 % Shares Held Value (000's)
Money Market Funds - 0 .04%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
58,628 $ 59
TOTAL INVESTMENT COMPANIES $ 59
COMMON STOCKS - 99 .71 % Shares Held Value (000's)
Lodging - 0 .55%
Choice Hotels International Inc 7,005 $ 747
REITs - 99 .16%
Agree Realty Corp 29,468 1,962
Alexandria Real Estate Equities Inc 29,157 5,196
American Assets Trust Inc 36,790 1,062
American Campus Communities Inc 27,443 1,174
American Homes 4 Rent 194,054 5,822
American Tower Corp 20,360 4,570
Apartment Income REIT Corp
(b)
72,640 2,790
Apartment Investment and Management Co 72,640 384
Apple Hospitality REIT Inc 83,830 1,082
AvalonBay Communities Inc 43,695 7,010
Boston Properties Inc 11,986 1,133
Brandywine Realty Trust 49,750 593
Broadstone Net Lease Inc 18,149 355
Camden Property Trust 22,315 2,230
CoreSite Realty Corp 14,608 1,830
Cousins Properties Inc 85,659 2,870
CubeSmart 64,985 2,184
CyrusOne Inc 19,224 1,406
DiamondRock Hospitality Co
(b)
88,955 734
Digital Realty Trust Inc 11,408 1,592
Equinix Inc 15,377 10,982
Equity LifeStyle Properties Inc 43,862 2,779
Equity Residential 19,984 1,185
Essex Property Trust Inc 25,001 5,936
Extra Space Storage Inc 30,345 3,516
First Industrial Realty Trust Inc 39,183 1,651
Healthcare Realty Trust Inc 53,865 1,594
Healthcare Trust of America Inc 167,758 4,620
Invitation Homes Inc 256,305 7,612
Kilroy Realty Corp 28,450 1,633
Park Hotels & Resorts Inc 61,430 1,054
Prologis Inc 125,960 12,553
PS Business Parks Inc 19,433 2,582
Public Storage 6,276 1,449
Regency Centers Corp 45,930 2,094
Rexford Industrial Realty Inc 37,628 1,848
Sabra Health Care REIT Inc 101,487 1,763
Saul Centers Inc 15,957 505
Simon Property Group Inc 16,466 1,404
STORE Capital Corp 105,263 3,577
Sun Communities Inc 33,901 5,151
Terreno Realty Corp 47,875 2,801
VICI Properties Inc 96,019 2,448
Welltower Inc 120,290 7,773
Weyerhaeuser Co 28,329 950
$ 135,439
TOTAL COMMON STOCKS $ 136,186
Total Investments $ 136,245
Other Assets and Liabilities -  0.25% 337
TOTAL NET ASSETS - 100.00% $ 136,582
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 99 .16%
Consumer, Cyclical 0 .55%
Money Market Funds 0 .04%
Other Assets and Liabilities
0 .25%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 1,130 $ 19,536 $ 20,607 $ 59
$ 1,130 $ 19,536 $ 20,607 $ 59
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ — $ — $ —
$ 3 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 99.94% Shares Held Value (000's)
Money Market Funds - 0.13%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
934,508 $ 935
Principal Exchange-Traded Funds - 16.85%
Principal Active Global Dividend Income ETF
(a)
290,500 9,190
Principal U.S. Mega-Cap ETF
(a)
2,065,807 73,605
Principal U.S. Small-Cap Multi-Factor ETF
(a)
980,600 35,683
$ 118,478
Principal Funds, Inc. Class R-6 - 55.07%
Blue Chip Fund
(a)
2,009,309 70,225
Core Fixed Income Fund
(a)
8,223,794 84,871
Diversified International Fund
(a)
4,333,612 64,787
Diversified Real Asset Fund
(a)
818,399 9,845
Edge MidCap Fund
(a)
2,149,343 34,948
Global Diversified Income Fund
(a)
519,987 6,937
Global Real Estate Securities Fund
(a)
2,640,128 26,032
High Yield Fund
(a)
2,150,821 15,572
International Small Company Fund
(a)
704,843 8,395
Origin Emerging Markets Fund
(a)
2,142,515 29,074
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,481,037 36,446
$ 387,132
Principal Funds, Inc. Institutional Class - 7.71%
Inflation Protection Fund
(a)
1,145,707 10,838
Short-Term Income Fund
(a)
3,471,313 43,322
$ 54,160
Principal Variable Contracts Funds, Inc.  Class 1 - 20.18%
Equity Income Account
(a)
3,776,046 107,769
Government & High Quality Bond Account
(a)
3,466,213 34,073
$ 141,842
TOTAL INVESTMENT COMPANIES $ 702,547
Total Investments $ 702,547
Other Assets and Liabilities -  0.06% 440
TOTAL NET ASSETS - 100.00% $ 702,987
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 45.83%
Fixed Income Funds 41.25%
International Equity Funds 10.34%
Specialty Funds 2.39%
Money Market Funds 0.13%
Other Assets and Liabilities
0.06%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 64,076 $ 5,415 $ 16,147 $ 70,225
Core Fixed Income Fund 84,277 13,634 16,947 84,871
Diversified International Fund 82,310 1,196 27,305 64,787
Diversified Real Asset Fund 22,012 203 11,999 9,845
Edge MidCap Fund 29,239 6,586 2,534 34,948
Equity Income Account 92,733 17,304 5,138 107,769
Global Diversified Income Fund — 6,611 183 6,937
Global Real Estate Securities Fund 20,186 7,548 1,309 26,032
Government & High Quality Bond Account 46,640 1,561 14,492 34,073
High Yield Fund 10,183 6,517 1,359 15,572
Inflation Protection Fund 10,145 1,495 1,687 10,838
International Small Company Fund 10,223 199 2,253 8,395
Origin Emerging Markets Fund 10,362 17,398 1,681 29,074
Principal Active Global Dividend Income ETF 36,652 — 27,165 9,190
Principal Active Income ETF 9,639 605 9,363 —
Principal Government Money Market Fund - Institutional Class 0.00% 2,721 53,937 55,723 935
Principal Investment Grade Corporate Active ETF 5,329 — 5,628 —
Principal U.S. Mega-Cap ETF 72,121 2,112 9,393 73,605
Principal U.S. Small-Cap Multi-Factor ETF 17,732 13,308 — 35,683
Short-Term Income Fund 53,153 1,621 12,253 43,322
Spectrum Preferred and Capital Securities Income Fund 18,459 19,121 1,735 36,446
$ 698,192 $ 176,371 $ 224,294 $ 702,547
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 366 $ 2,966 $ 1,866 $ 13,915
Core Fixed Income Fund 2,037 67 — 3,840
Diversified International Fund 749 1,491 — 7,095
Diversified Real Asset Fund 56 28 — (399)
Edge MidCap Fund 456 (72) 1,263 1,729
Equity Income Account 2,040 223 2,565 2,647
Global Diversified Income Fund 130 4 — 505
Global Real Estate Securities Fund 292 (71) — (322)
Government & High Quality Bond Account 904 210 — 154
High Yield Fund 621 (24) — 255
Inflation Protection Fund 118 37 — 848
International Small Company Fund 108 74 — 152
Origin Emerging Markets Fund 205 (2) — 2,997
Principal Active Global Dividend Income ETF 694 2,810 — (3,107)
Principal Active Income ETF 244 (415) — (466)
Principal Government Money Market Fund - Institutional Class 0.00% 15 — — —
Principal Investment Grade Corporate Active ETF 80 575 — (276)
Principal U.S. Mega-Cap ETF 1,205 1,473 — 7,292
Principal U.S. Small-Cap Multi-Factor ETF 355 — — 4,643
Short-Term Income Fund 1,083 198 67 603
Spectrum Preferred and Capital Securities Income Fund 1,180 (47) — 648
$ 12,938 $ 9,525 $ 5,761 $ 42,753
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 99.97% Shares Held Value (000's)
Money Market Funds - 0.13%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
251,235 $ 251
Principal Exchange-Traded Funds - 11.09%
Principal Active Global Dividend Income ETF
(a)
50,000 1,582
Principal U.S. Mega-Cap ETF
(a)
382,230 13,619
Principal U.S. Small-Cap Multi-Factor ETF
(a)
175,200 6,375
$ 21,576
Principal Funds, Inc. Class R-6 - 58.04%
Blue Chip Fund
(a)
379,774 13,273
Core Fixed Income Fund
(a)
3,562,514 36,765
Diversified International Fund
(a)
817,722 12,225
Diversified Real Asset Fund
(a)
244,997 2,947
Edge MidCap Fund
(a)
389,771 6,338
Global Diversified Income Fund
(a)
250,254 3,339
Global Real Estate Securities Fund
(a)
909,803 8,971
High Yield Fund
(a)
932,362 6,750
International Small Company Fund
(a)
132,886 1,583
Origin Emerging Markets Fund
(a)
373,995 5,075
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,498,121 15,685
$ 112,951
Principal Funds, Inc. Institutional Class - 11.86%
Inflation Protection Fund
(a)
339,028 3,207
Short-Term Income Fund
(a)
1,591,753 19,865
$ 23,072
Principal Variable Contracts Funds, Inc.  Class 1 - 18.85%
Equity Income Account
(a)
752,294 21,471
Government & High Quality Bond Account
(a)
1,547,141 15,208
$ 36,679
TOTAL INVESTMENT COMPANIES $ 194,529
Total Investments $ 194,529
Other Assets and Liabilities -  0.03% 60
TOTAL NET ASSETS - 100.00% $ 194,589
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 56.38%
Domestic Equity Funds 31.39%
International Equity Funds 8.84%
Specialty Funds 3.23%
Money Market Funds 0.13%
Other Assets and Liabilities
0.03%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 12,479 $ 1,219 $ 3,692 $ 13,273
Core Fixed Income Fund 34,488 7,327 6,686 36,765
Diversified International Fund 15,831 977 6,215 12,225
Diversified Real Asset Fund 5,408 235 2,645 2,947
Edge MidCap Fund 5,620 833 429 6,338
Equity Income Account 17,198 4,804 1,233 21,471
Global Diversified Income Fund 5,124 545 2,058 3,339
Global Real Estate Securities Fund 4,290 4,835 333 8,971
Government & High Quality Bond Account 19,609 1,800 6,341 15,208
High Yield Fund 4,201 2,930 491 6,750
Inflation Protection Fund 4,712 270 2,168 3,207
International Small Company Fund 2,003 88 529 1,583
Origin Emerging Markets Fund 2,005 2,912 374 5,075
Principal Active Global Dividend Income ETF 3,997 — 2,552 1,582
Principal Active Income ETF 5,199 216 4,950 —
Principal Government Money Market Fund - Institutional Class 0.00% 580 15,888 16,217 251
Principal Investment Grade Corporate Active ETF 1,906 — 2,021 —
Principal U.S. Mega-Cap ETF 12,420 352 777 13,619
Principal U.S. Small-Cap Multi-Factor ETF 2,969 2,558 — 6,375
Short-Term Income Fund 21,442 1,762 3,641 19,865
Spectrum Preferred and Capital Securities Income Fund 7,903 8,437 883 15,685
$ 189,384 $ 57,988 $ 64,235 $ 194,529
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 69 $ 627 $ 351 $ 2,640
Core Fixed Income Fund 864 (44) — 1,680
Diversified International Fund 141 304 — 1,328
Diversified Real Asset Fund 17 (12) — (39)
Edge MidCap Fund 82 (13) 228 327
Equity Income Account 403 (2) 507 704
Global Diversified Income Fund 189 (172) — (100)
Global Real Estate Securities Fund 97 (43) — 222
Government & High Quality Bond Account 397 (2) — 142
High Yield Fund 273 (21) — 131
Inflation Protection Fund 39 127 — 266
International Small Company Fund 20 — — 21
Origin Emerging Markets Fund 36 (3) — 535
Principal Active Global Dividend Income ETF 103 464 — (327)
Principal Active Income ETF 130 (183) — (282)
Principal Government Money Market Fund - Institutional Class 0.00% 3 — — —
Principal Investment Grade Corporate Active ETF 31 214 — (99)
Principal U.S. Mega-Cap ETF 215 116 — 1,508
Principal U.S. Small-Cap Multi-Factor ETF 62 — — 848
Short-Term Income Fund 460 13 31 289
Spectrum Preferred and Capital Securities Income Fund 508 (59) — 287
$ 4,139 $ 1,311 $ 1,117 $ 10,081
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 99 .92 % Shares Held Value (000's)
Money Market Funds - 0 .17%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
649,131 $ 649
Principal Exchange-Traded Funds - 21 .89%
Principal Active Global Dividend Income ETF
(a)
190,000 6,010
Principal U.S. Mega-Cap ETF
(a)
1,476,311 52,601
Principal U.S. Small-Cap Multi-Factor ETF
(a)
703,400 25,597
$ 84,208
Principal Funds, Inc. Class R-6 - 52 .55%
Blue Chip Fund
(a)
1,470,765 51,403
Core Fixed Income Fund
(a)
1,809,643 18,675
Diversified International Fund
(a)
3,298,459 49,312
Diversified Real Asset Fund
(a)
495,126 5,956
Edge MidCap Fund
(a)
1,649,370 26,819
Global Real Estate Securities Fund
(a)
1,153,555 11,374
High Yield Fund
(a)
521,512 3,777
International Small Company Fund
(a)
528,487 6,294
Origin Emerging Markets Fund
(a)
1,457,834 19,783
Spectrum Preferred and Capital Securities Income
Fund
(a)
833,864 8,731
$ 202,124
Principal Funds, Inc. Institutional Class - 4 .12%
Inflation Protection Fund
(a)
621,325 5,877
Short-Term Income Fund
(a)
797,960 9,958
$ 15,835
Principal Variable Contracts Funds, Inc.  Class 1 - 21 .19%
Equity Income Account
(a)
2,581,185 73,667
Government & High Quality Bond Account
(a)
795,357 7,819
$ 81,486
TOTAL INVESTMENT COMPANIES $ 384,302
Total Investments $ 384,302
Other Assets and Liabilities -  0.08% 313
TOTAL NET ASSETS - 100.00% $ 384,615
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 59 .82%
Fixed Income Funds 27 .08%
International Equity Funds 11 .30%
Specialty Funds 1 .55%
Money Market Funds 0 .17%
Other Assets and Liabilities
0 .08%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 44,819 $ 4,107 $ 9,580 $ 51,403
Core Fixed Income Fund 17,340 4,947 4,282 18,675
Diversified International Fund 61,484 2,124 20,940 49,312
Diversified Real Asset Fund 12,484 327 6,681 5,956
Edge MidCap Fund 21,539 5,180 1,334 26,819
Equity Income Account 62,031 12,329 2,820 73,667
Global Real Estate Securities Fund 11,975 901 903 11,374
Government & High Quality Bond Account 11,078 633 3,992 7,819
High Yield Fund — 3,663 — 3,777
Inflation Protection Fund — 5,806 — 5,877
International Small Company Fund 6,926 384 1,277 6,294
Origin Emerging Markets Fund 7,147 11,775 1,169 19,783
Principal Active Global Dividend Income ETF 12,052 — 6,656 6,010
Principal Active Income ETF 4,674 363 4,604 —
Principal Government Money Market Fund - Institutional Class 0.00% 826 32,121 32,298 649
Principal Investment Grade Corporate Active ETF 1,685 — 1,779 —
Principal U.S. Mega-Cap ETF 46,991 2,733 2,816 52,601
Principal U.S. Small-Cap Multi-Factor ETF 12,223 10,012 — 25,597
Short-Term Income Fund 15,935 610 6,851 9,958
Spectrum Preferred and Capital Securities Income Fund 5,325 4,038 737 8,731
$ 356,534 $ 102,053 $ 108,719 $ 384,302
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 267 $ 1,852 $ 1,364 $ 10,205
Core Fixed Income Fund 425 (58) — 728
Diversified International Fund 569 918 — 5,726
Diversified Real Asset Fund 34 (85) — (89)
Edge MidCap Fund 349 (83) 967 1,517
Equity Income Account 1,377 (52) 1,732 2,179
Global Real Estate Securities Fund 133 (111) — (488)
Government & High Quality Bond Account 205 95 — 5
High Yield Fund 72 — — 114
Inflation Protection Fund 56 — — 71
International Small Company Fund 81 5 — 256
Origin Emerging Markets Fund 140 42 — 1,988
Principal Active Global Dividend Income ETF 354 1,293 — (679)
Principal Active Income ETF 120 (268) — (165)
Principal Government Money Market Fund - Institutional Class 0.00% 5 — — —
Principal Investment Grade Corporate Active ETF 25 181 — (87)
Principal U.S. Mega-Cap ETF 800 15 — 5,678
Principal U.S. Small-Cap Multi-Factor ETF 252 — — 3,362
Short-Term Income Fund 295 166 15 98
Spectrum Preferred and Capital Securities Income Fund 299 (31) — 136
$ 5,858 $ 3,879 $ 4,078 $ 30,555
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 99.96% Shares Held Value (000's)
Money Market Funds - 0.30%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
559,469 $ 559
Principal Exchange-Traded Funds - 23.20%
Principal Active Income ETF
(a)
308,058 12,230
Principal Investment Grade Corporate Active
ETF
(a)
708,298 19,414
Principal U.S. Mega-Cap ETF
(a)
205,407 7,319
Principal U.S. Small-Cap Multi-Factor ETF
(a)
104,000 3,785
$ 42,748
Principal Funds, Inc. Class R-6 - 35.48%
Blue Chip Fund
(a)
218,525 7,637
Core Fixed Income Fund
(a)
1,858,093 19,176
Diversified International Fund
(a)
648,626 9,697
Edge MidCap Fund
(a)
145,616 2,368
Global Real Estate Securities Fund
(a)
631,431 6,226
High Yield Fund
(a)
742,610 5,376
Spectrum Preferred and Capital Securities Income
Fund
(a)
1,422,255 14,891
$ 65,371
Principal Funds, Inc. Institutional Class - 18.51%
Inflation Protection Fund
(a)
1,217,719 11,519
Short-Term Income Fund
(a)
1,809,587 22,584
$ 34,103
Principal Variable Contracts Funds, Inc.  Class 1 - 22.47%
Equity Income Account
(a)
546,901 15,609
Government & High Quality Bond Account
(a)
2,625,275 25,806
$ 41,415
TOTAL INVESTMENT COMPANIES $ 184,196
Total Investments $ 184,196
Other Assets and Liabilities -  0.04% 66
TOTAL NET ASSETS - 100.00% $ 184,262
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76.36%
Domestic Equity Funds 19.92%
International Equity Funds 3.38%
Money Market Funds 0.30%
Other Assets and Liabilities
0.04%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 3,401 $ 4,834 $ 1,765 $ 7,637
Core Fixed Income Fund 45,508 3,094 31,635 19,176
Diversified International Fund — 8,473 223 9,697
Edge MidCap Fund 2,998 329 1,057 2,368
Equity Income Account 13,572 3,242 1,673 15,609
Global Diversified Income Fund 9,319 759 9,160 —
Global Real Estate Securities Fund 6,690 1,191 1,436 6,226
Government & High Quality Bond Account 23,476 6,786 4,450 25,806
High Yield Fund 8,171 861 3,620 5,376
Inflation Protection Fund 11,203 2,227 2,835 11,519
Principal Active Global Dividend Income ETF 15,187 — 14,082 —
Principal Active Income ETF 5,100 6,874 — 12,230
Principal Government Money Market Fund - Institutional Class 0.00% 511 28,524 28,476 559
Principal Investment Grade Corporate Active ETF 2,864 16,735 253 19,414
Principal U.S. Mega-Cap ETF 6,874 282 697 7,319
Principal U.S. Small-Cap Multi-Factor ETF — 3,119 — 3,785
Short-Term Income Fund 23,652 3,255 4,644 22,584
Spectrum Preferred and Capital Securities Income Fund 9,918 6,111 1,321 14,891
$ 188,444 $ 96,696 $ 107,327 $ 184,196
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 38 $ 127 $ 197 $ 1,040
Core Fixed Income Fund 869 1,857 — 352
Diversified International Fund 112 2 — 1,445
Edge MidCap Fund 31 48 86 50
Equity Income Account 292 (29) 367 497
Global Diversified Income Fund 227 (561) — (357)
Global Real Estate Securities Fund 71 92 — (311)
Government & High Quality Bond Account 660 (32) — 26
High Yield Fund 371 (9) — (27)
Inflation Protection Fund 125 64 — 860
Principal Active Global Dividend Income ETF 134 425 — (1,530)
Principal Active Income ETF 367 — — 256
Principal Government Money Market Fund - Institutional Class 0.00% 3 — — —
Principal Investment Grade Corporate Active ETF 396 19 221 49
Principal U.S. Mega-Cap ETF 117 117 — 743
Principal U.S. Small-Cap Multi-Factor ETF 27 — — 666
Short-Term Income Fund 511 6 35 315
Spectrum Preferred and Capital Securities Income Fund 543 (55) — 238
$ 4,894 $ 2,071 $ 906 $ 4,312
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 99 .96 % Shares Held Value (000's)
Money Market Funds - 0 .13%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
480,383 $ 480
Principal Exchange-Traded Funds - 18 .81%
Principal U.S. Mega-Cap ETF
(a)
1,111,000 39,585
Principal U.S. Small-Cap Multi-Factor ETF
(a)
750,100 27,296
$ 66,881
Principal Funds, Inc. Class R-6 - 57 .83%
Blue Chip Fund
(a)
1,416,317 49,500
Diversified International Fund
(a)
4,557,976 68,142
Edge MidCap Fund
(a)
1,754,580 28,530
Global Real Estate Securities Fund
(a)
336,818 3,321
International Small Company Fund
(a)
575,464 6,854
LargeCap Growth Fund I
(a)
1,518,339 30,989
Origin Emerging Markets Fund
(a)
1,347,812 18,290
$ 205,626
Principal Funds, Inc. Institutional Class - 4 .71%
LargeCap Value Fund III
(a)
968,893 16,752
Principal Variable Contracts Funds, Inc.  Class 1 - 18 .48%
Equity Income Account
(a)
2,302,891 65,724
TOTAL INVESTMENT COMPANIES $ 355,463
Total Investments $ 355,463
Other Assets and Liabilities -  0.04% 147
TOTAL NET ASSETS - 100.00% $ 355,610
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 72 .66%
Fixed Income Funds 19 .16%
International Equity Funds 8 .01%
Money Market Funds 0 .13%
Other Assets and Liabilities
0 .04%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Blue Chip Fund $ 48,441 $ 2,557 $ 13,604 $ 49,500
Diversified International Fund 67,657 3,382 12,179 68,142
Edge MidCap Fund 21,089 7,022 1,149 28,530
Equity Income Account 59,669 7,401 2,812 65,724
Global Real Estate Securities Fund 16,031 1,361 12,252 3,321
International Small Company Fund 7,873 627 1,869 6,854
LargeCap Growth Fund I 15,867 13,174 2,472 30,989
LargeCap Value Fund III 7,700 8,456 583 16,752
Origin Emerging Markets Fund 16,906 776 2,116 18,290
Principal Active Global Dividend Income ETF 18,213 — 16,885 —
Principal Government Money Market Fund - Institutional Class 0.00% 696 24,235 24,451 480
Principal U.S. Mega-Cap ETF 22,380 14,000 1,140 39,585
Principal U.S. Small-Cap Multi-Factor ETF 12,669 10,771 — 27,296
$ 315,191 $ 93,762 $ 91,512 $ 355,463
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 255 $ 1,790 $ 1,310 $ 10,316
Diversified International Fund 786 182 — 9,100
Edge MidCap Fund 371 (95) 1,027 1,663
Equity Income Account 1,237 (185) 1,555 1,651
Global Real Estate Securities Fund 59 58 — (1,877)
International Small Company Fund 87 (70) — 293
LargeCap Growth Fund I 495 (3) 1,486 4,423
LargeCap Value Fund III 258 (68) — 1,247
Origin Emerging Markets Fund 129 72 — 2,652
Principal Active Global Dividend Income ETF 161 1,329 — (2,657)
Principal Government Money Market Fund - Institutional Class 0.00% 5 — — —
Principal U.S. Mega-Cap ETF 488 (177) — 4,522
Principal U.S. Small-Cap Multi-Factor ETF 271 — — 3,856
$ 4,602 $ 2,833 $ 5,378 $ 35,189
Amounts in thousands.

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 1.63% Shares Held Value (000's)
Money Market Funds - 1.63%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
360,360 $ 360
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
2,195,945 2,196
$ 2,556
TOTAL INVESTMENT COMPANIES $ 2,556
BONDS - 85.98%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.17%
Raytheon Technologies Corp
3.20%, 03/15/2024 $ 250 $ 270
Agriculture - 0.37%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 100 103
4.35%, 03/15/2024 250 276
Cargill Inc
1.38%, 07/23/2023
(e)
200 205
$ 584
Airlines - 0.42%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
200 220
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 228 217
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
210 225
$ 662
Automobile Asset Backed Securities - 6.90%
Americredit Automobile Receivables Trust 2018-1
3.07%, 12/19/2022 56 56
Americredit Automobile Receivables Trust 2018-2
3.15%, 03/20/2023 93 94
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 179 181
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 400 406
2.43%, 09/19/2022 22 23
AmeriCredit Automobile Receivables Trust
2019-3
2.17%, 01/18/2023 85 85
AmeriCredit Automobile Receivables Trust
2020-1
1.10%, 03/20/2023 66 66
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 234 234
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 500 501
Capital Auto Receivables Asset Trust 2018-2
3.27%, 06/20/2023
(e)
39 39
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022
(e)
9 9
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023
(e)
85 85
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023
(e)
123 123
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
406 407
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027
(e)
750 756
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
500 513
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
400 429
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
300 327
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
$ 250 $ 264
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
750 757
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
298 300
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
750 824
Santander Drive Auto Receivables Trust 2020-2
0.62%, 05/15/2023 186 187
Santander Drive Auto Receivables Trust 2020-3
0.46%, 09/15/2023 750 750
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 500 501
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
250 267
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
200 206
Westlake Automobile Receivables Trust 2018-3
3.32%, 10/16/2023
(e)
19 19
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022
(e)
2 2
3.26%, 10/17/2022
(e)
350 352
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023
(e)
133 134
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
1,500 1,503
World Omni Select Auto Trust 2019-A
2.06%, 08/15/2023 187 187
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 250 250
$ 10,837
Automobile Floor Plan Asset Backed Securities - 0.90%
Ally Master Owner Trust
2.70%, 01/17/2023 500 500
3.29%, 05/15/2023 500 506
Volvo Financial Equipment Master Owner Trust
0.68%, 07/17/2023
(e)
400 401
1.00 x 1 Month USD LIBOR + 0.52%
$ 1,407
Automobile Manufacturers - 0.61%
General Motors Financial Co Inc
1.08%, 04/09/2021 300 300
3 Month USD LIBOR + 0.85%
PACCAR Financial Corp
3.10%, 05/10/2021 250 253
Toyota Motor Credit Corp
2.60%, 01/11/2022 400 409
$ 962
Banks - 19.29%
Bank of America Corp
0.98%, 09/25/2025
(f)
500 505
United States Secured Overnight Financing
Rate + 0.91%
1.20%, 10/24/2026
(f)
400 405
United States Secured Overnight Financing
Rate + 1.01%
1.32%, 06/19/2026
(f)
600 613
United States Secured Overnight Financing
Rate + 1.15%
1.38%, 01/20/2023
(g)
350 354
3 Month USD LIBOR + 1.16%
2.50%, 10/21/2022 500 509
3.00%, 12/20/2023
(f)
430 453
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 750 840

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of New York Mellon Corp/The
1.26%, 10/30/2023 $ 500 $ 508
3 Month USD LIBOR + 1.05%
2.10%, 10/24/2024 250 265
2.50%, 04/15/2021 300 301
BNP Paribas SA
3.50%, 03/01/2023
(e)
250 266
Capital One NA
1.36%, 01/30/2023 600 604
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(f)
400 403
United States Secured Overnight Financing
Rate + 0.69%
1.17%, 04/25/2022 200 202
3 Month USD LIBOR + 0.96%
1.66%, 09/01/2023 500 509
3 Month USD LIBOR + 1.43%
2.70%, 03/30/2021 900 905
3.50%, 05/15/2023 250 268
4.00%, 08/05/2024 274 305
4.04%, 06/01/2024
(f)
250 272
3 Month USD LIBOR + 1.02%
Credit Suisse AG/New York NY
2.10%, 11/12/2021 250 254
Credit Suisse Group AG
4.21%, 06/12/2024
(e),(f)
500 542
3 Month USD LIBOR + 1.24%
Fifth Third Bancorp
2.60%, 06/15/2022 800 824
3.65%, 01/25/2024 200 218
4.30%, 01/16/2024 400 442
Fifth Third Bank NA
2.25%, 06/14/2021 300 302
First Republic Bank/CA
1.91%, 02/12/2024
(f)
250 257
United States Secured Overnight Financing
Rate + 0.62%
Goldman Sachs Group Inc/The
0.62%, 11/17/2023 500 500
United States Secured Overnight Financing
Rate + 0.54%
0.87%, 12/09/2026 300 302
United States Secured Overnight Financing
Rate + 0.79%
3.00%, 04/26/2022 950 958
3.20%, 02/23/2023 300 317
HSBC Holdings PLC
2.63%, 11/07/2025
(f)
200 213
3 Month USD LIBOR + 1.14%
3.95%, 05/18/2024
(f)
250 270
3 Month USD LIBOR + 0.99%
Huntington Bancshares Inc/OH
2.63%, 08/06/2024 200 214
ING Groep NV
3.15%, 03/29/2022 450 465
JPMorgan Chase & Co
1.05%, 11/19/2026
(f)
400 405
United States Secured Overnight Financing
Rate + 0.80%
1.11%, 04/25/2023 1,000 1,009
3 Month USD LIBOR + 0.90%
1.44%, 10/24/2023 500 509
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(f)
300 308
United States Secured Overnight Financing
Rate + 1.46%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KeyBank NA/Cleveland OH
0.42%, 01/03/2024 $ 500 $ 500
United States Secured Overnight Financing
Rate + 0.34%
1.25%, 03/10/2023 300 306
2.40%, 06/09/2022 400 412
3.30%, 02/01/2022 250 258
KeyCorp
5.10%, 03/24/2021 488 493
Morgan Stanley
0.78%, 01/20/2023 368 369
United States Secured Overnight Financing
Rate + 0.70%
1.61%, 10/24/2023 1,400 1,427
3 Month USD LIBOR + 1.40%
4.10%, 05/22/2023 300 326
MUFG Union Bank NA
2.10%, 12/09/2022 250 258
Natwest Group PLC
4.27%, 03/22/2025
(f)
250 277
3 Month USD LIBOR + 1.76%
PNC Bank NA
0.72%, 07/27/2022 400 402
3 Month USD LIBOR + 0.50%
2.70%, 11/01/2022 600 625
PNC Financial Services Group Inc/The
3.90%, 04/29/2024 150 166
Societe Generale SA
2.63%, 01/22/2025
(e)
300 318
State Street Corp
2.35%, 11/01/2025
(f)
200 213
United States Secured Overnight Financing
Rate + 0.94%
3.10%, 05/15/2023 688 732
Truist Bank
0.80%, 08/02/2022 250 251
3 Month USD LIBOR + 0.59%
2.45%, 08/01/2022 700 723
2.63%, 01/15/2022 600 613
Truist Financial Corp
2.05%, 05/10/2021 200 201
2.90%, 03/03/2021 500 501
UBS AG/London
1.75%, 04/21/2022
(e)
250 254
UBS Group AG
1.01%, 07/30/2024
(e),(f)
250 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
300 312
US Bancorp
3.60%, 09/11/2024 600 664
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 250 258
2.65%, 05/23/2022 300 309
Wells Fargo & Co
1.65%, 06/02/2024
(f)
400 411
United States Secured Overnight Financing
Rate + 1.60%
2.16%, 02/11/2026
(f)
200 210
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(f)
400 421
United States Secured Overnight Financing
Rate + 2.00%
3.07%, 01/24/2023 1,000 1,029
$ 30,287
Beverages - 1.03%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 300 340

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc
4.15%, 01/23/2025 $ 500 $ 569
Diageo Capital PLC
1.38%, 09/29/2025 200 206
Keurig Dr Pepper Inc
3.55%, 05/25/2021 250 253
PepsiCo Inc
0.40%, 10/07/2023 250 251
$ 1,619
Biotechnology - 1.46%
Amgen Inc
2.65%, 05/11/2022 400 412
Biogen Inc
3.63%, 09/15/2022 359 378
Gilead Sciences Inc
0.75%, 09/29/2023 1,500 1,505
$ 2,295
Building Materials - 0.22%
Martin Marietta Materials Inc
4.25%, 07/02/2024 309 345
Chemicals - 0.93%
Air Liquide Finance SA
1.75%, 09/27/2021
(e)
250 252
Celanese US Holdings LLC
3.50%, 05/08/2024 200 216
Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP
3.30%, 05/01/2023
(e)
200 212
DuPont de Nemours Inc
4.21%, 11/15/2023 250 276
Westlake Chemical Corp
3.60%, 07/15/2022 200 207
3.60%, 08/15/2026 268 301
$ 1,464
Commercial Mortgage Backed Securities - 6.47%
Cold Storage Trust 2020-ICE5
1.06%, 11/15/2037
(e)
600 602
1.00 x 1 Month USD LIBOR + 0.90%
Freddie Mac Multifamily Structured Pass
Through Certificates
0.52%, 06/25/2025 299 300
0.52%, 11/25/2026 300 300
0.53%, 01/25/2025 198 198
0.57%, 05/25/2026 125 125
0.70%, 01/25/2030 746 743
0.73%, 03/25/2030 499 496
0.74%, 11/25/2029 349 346
0.79%, 03/25/2030 399 398
0.80%, 02/25/2030 498 496
0.81%, 10/25/2029 1,000 993
0.83%, 10/25/2029 396 395
0.83%, 03/25/2030 497 496
0.85%, 04/25/2030 749 750
1.02%, 09/25/2029 1,394 1,391
1.34%, 09/25/2027 300 309
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(h)
500 503
0.99%, 07/25/2040
(h)
500 504
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(h)
150 151
Ginnie Mae
0.40%, 09/16/2055
(h),(i)
2,121 46
0.46%, 01/16/2054
(h),(i)
2,079 35
0.47%, 10/16/2054
(h),(i)
2,491 49
0.57%, 02/16/2055
(h),(i)
3,728 42
0.71%, 01/16/2055
(h),(i)
4,155 85
0.90%, 06/16/2045
(h),(i)
541 17
1.27%, 12/16/2036
(h),(i)
444 14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 $ 245 $ 247
JPMDB Commercial Mortgage Securities Trust
2016-C4
1.54%, 12/15/2049 134 134
$ 10,165
Commercial Services - 0.26%
PayPal Holdings Inc
1.35%, 06/01/2023 400 410
Computers - 1.04%
Apple Inc
1.13%, 05/11/2025 900 926
3.25%, 02/23/2026 139 156
Dell International LLC / EMC Corp
5.45%, 06/15/2023
(e)
200 221
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 300 330
$ 1,633
Cosmetics & Personal Care - 0.13%
Unilever Capital Corp
0.38%, 09/14/2023 200 201
Credit Card Asset Backed Securities - 0.84%
BA Credit Card Trust
0.34%, 05/15/2026 500 500
1.74%, 01/15/2025 800 820
$ 1,320
Diversified Financial Services - 1.04%
American Express Co
2.75%, 05/20/2022 200 206
3.00%, 02/22/2021 550 551
3.70%, 11/05/2021 150 154
Capital One Bank USA NA
2.01%, 01/27/2023
(f)
250 254
United States Secured Overnight Financing
Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 242 265
USAA Capital Corp
2.63%, 06/01/2021
(e)
200 202
$ 1,632
Electric - 6.45%
Alabama Power Co
2.45%, 03/30/2022 250 256
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
150 151
3.75%, 06/15/2023
(e)
900 964
American Electric Power Co Inc
0.68%, 11/01/2023 300 300
3 Month USD LIBOR + 0.48%
Black Hills Corp
4.25%, 11/30/2023 750 822
CenterPoint Energy Inc
3.60%, 11/01/2021 300 308
Dominion Energy Inc
0.75%, 09/15/2023 350 351
3 Month USD LIBOR + 0.53%
2.72%, 08/15/2021
(h)
200 202
3.07%, 08/15/2024
(h)
200 216
DTE Energy Co
1.05%, 06/01/2025 100 101
2.25%, 11/01/2022 250 258
2.53%, 10/01/2024 300 320
2.60%, 06/15/2022 200 206
Duke Energy Corp
0.90%, 09/15/2025 250 251
Duke Energy Florida LLC
3.10%, 08/15/2021 250 253

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Emera US Finance LP
2.70%, 06/15/2021 $ 300 $ 302
Entergy Louisiana LLC
0.62%, 11/17/2023 300 301
Evergy Inc
2.45%, 09/15/2024 200 212
Exelon Corp
3.50%, 06/01/2022 500 520
Fortis Inc/Canada
3.06%, 10/04/2026 413 455
NextEra Energy Capital Holdings Inc
2.40%, 09/01/2021 500 507
2.90%, 04/01/2022 150 155
3.15%, 04/01/2024 150 162
Public Service Enterprise Group Inc
0.80%, 08/15/2025 400 400
2.88%, 06/15/2024 100 108
San Diego Gas & Electric Co
1.91%, 02/01/2022 43 43
Southern California Edison Co
1.85%, 02/01/2022 89 89
Tucson Electric Power Co
3.05%, 03/15/2025 100 109
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
500 551
WEC Energy Group Inc
0.55%, 09/15/2023 750 754
Xcel Energy Inc
0.50%, 10/15/2023 500 501
$ 10,128
Electrical Components & Equipment - 0.19%
Emerson Electric Co
0.88%, 10/15/2026 300 302
Electronics - 0.74%
Honeywell International Inc
0.48%, 08/19/2022 250 250
1.85%, 11/01/2021 400 405
2.15%, 08/08/2022 200 205
Roper Technologies Inc
1.00%, 09/15/2025 300 304
$ 1,164
Environmental Control - 0.20%
Republic Services Inc
2.50%, 08/15/2024 100 107
Waste Management Inc
0.75%, 11/15/2025 200 200
$ 307
Finance - Mortgage Loan/Banker - 0.99%
Fannie Mae
2.00%, 01/05/2022 600 611
Freddie Mac
0.25%, 06/26/2023 200 201
2.75%, 06/19/2023 700 744
$ 1,556
Food - 0.86%
Mars Inc
0.88%, 07/16/2026
(e)
500 502
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
850 851
$ 1,353
Forest Products & Paper - 0.27%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
400 418
Gas - 0.26%
NiSource Inc
0.95%, 08/15/2025 400 402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.97%
Centene Corp
4.25%, 12/15/2027 $ 462 $ 490
5.38%, 08/15/2026
(e)
236 249
HCA Inc
5.25%, 06/15/2026 662 783
$ 1,522
Home Builders - 0.14%
DR Horton Inc
2.50%, 10/15/2024 200 213
Home Furnishings - 0.30%
Panasonic Corp
2.54%, 07/19/2022
(e)
200 206
2.68%, 07/19/2024
(e)
250 267
$ 473
Insurance - 4.75%
Allstate Corp/The
0.88%, 03/29/2023 250 252
3 Month USD LIBOR + 0.63%
3.15%, 06/15/2023 150 160
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
750 832
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
500 503
1.10%, 06/23/2025
(e)
550 558
MassMutual Global Funding II
0.85%, 06/09/2023
(e)
500 506
2.00%, 04/15/2021
(e)
450 452
2.75%, 06/22/2024
(e)
500 537
Metropolitan Life Global Funding I
0.90%, 06/08/2023
(e)
350 355
1.95%, 09/15/2021
(e)
470 476
3.60%, 01/11/2024
(e)
600 653
New York Life Global Funding
0.75%, 06/10/2022
(e)
1,000 1,006
3 Month USD LIBOR + 0.52%
2.00%, 04/13/2021
(e)
400 402
2.00%, 01/22/2025
(e)
200 210
2.30%, 06/10/2022
(e)
238 245
Prudential Financial Inc
1.50%, 03/10/2026 300 311
$ 7,458
Iron & Steel - 0.17%
Nucor Corp
2.00%, 06/01/2025 250 265
Machinery - Construction & Mining - 0.20%
Caterpillar Financial Services Corp
2.55%, 11/29/2022 300 313
Machinery - Diversified - 0.26%
John Deere Capital Corp
1.20%, 04/06/2023 150 153
Otis Worldwide Corp
0.68%, 04/05/2023 250 250
3 Month USD LIBOR + 0.45%
$ 403
Media - 1.28%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 292 339
Discovery Communications LLC
4.90%, 03/11/2026 502 592
Sky Ltd
3.13%, 11/26/2022
(e)
130 137
ViacomCBS Inc
4.75%, 05/15/2025 450 523
Walt Disney Co/The
1.75%, 01/13/2026 400 419
$ 2,010

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 0.46%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
$ 400 $ 468
Glencore Funding LLC
1.63%, 09/01/2025
(e)
250 257
$ 725
Miscellaneous Manufacturers - 0.32%
Trane Technologies Global Holding Co Ltd
2.90%, 02/21/2021 500 502
Mortgage Backed Securities - 2.98%
Chase Home Lending Mortgage Trust 2019-1
3.50%, 03/25/2050
(e),(h)
75 75
CHL Mortgage Pass-Through Trust 2003-46
2.69%, 01/19/2034
(h)
15 15
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 1 1
CSMC 2017-HL1 Trust
3.50%, 06/25/2047
(e),(h)
80 81
CSMC 2017-HL2 Trust
3.50%, 10/25/2047
(e),(h)
54 54
GS Mortage-Backed Securities Trust 2020-PJ1
3.50%, 05/25/2050
(e),(h)
47 48
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(h)
74 75
JP Morgan Mortgage Trust 2004-A3
2.82%, 07/25/2034
(h)
11 11
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 19 19
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(e),(h)
154 155
JP Morgan Mortgage Trust 2017-2
3.50%, 05/25/2047
(e),(h)
102 102
JP Morgan Mortgage Trust 2017-4
3.50%, 11/25/2048
(e),(h)
39 39
JP Morgan Mortgage Trust 2017-6
3.50%, 12/25/2048
(e),(h)
37 37
JP Morgan Mortgage Trust 2018-3
3.50%, 09/25/2048
(e),(h)
130 131
JP Morgan Mortgage Trust 2018-4
3.50%, 10/25/2048
(e),(h)
58 59
JP Morgan Mortgage Trust 2018-6
3.50%, 12/25/2048
(e),(h)
19 19
JP Morgan Mortgage Trust 2019-5
4.00%, 11/25/2049
(e),(h)
38 38
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(h)
74 76
Morgan Stanley Residential Mortgage Loan Trust
2014-1
2.50%, 12/25/2050
(e),(h)
250 258
PHH Mortgage Trust Series 2008-CIM1
2.40%, 06/25/2038 61 60
1.00 x 1 Month USD LIBOR + 2.25%
Prime Mortgage Trust 2005-2
5.25%, 07/25/2020 25 25
PSMC 2018-1 Trust
3.50%, 02/25/2048
(e),(h)
121 121
PSMC 2018-2 Trust
3.50%, 06/25/2048
(e),(h)
47 47
PSMC 2020-1 Trust
3.50%, 01/25/2050
(e),(h)
191 194
PSMC 2020-2 Trust
3.00%, 05/25/2050
(e),(h)
171 174
Sequoia Mortgage Trust 2013-4
1.55%, 04/25/2043
(h)
13 13
Sequoia Mortgage Trust 2017-1
3.50%, 02/25/2047
(e),(h)
159 160
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust 2017-2
3.50%, 02/25/2047
(e),(h)
$ 75 $ 75
Sequoia Mortgage Trust 2017-3
3.50%, 04/25/2047
(e),(h)
95 95
Sequoia Mortgage Trust 2018-3
3.50%, 03/25/2048
(e),(h)
55 55
Sequoia Mortgage Trust 2018-5
3.50%, 05/25/2048
(e),(h)
44 44
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048
(e),(h)
24 24
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(h)
42 42
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(h)
332 341
Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 07/25/2047
(e),(h)
110 111
Wells Fargo Mortgage Backed Securities 2019-3
Trust
3.00%, 07/25/2049
(e),(h)
94 94
Wells Fargo Mortgage Backed Securities 2019-4
Trust
3.50%, 09/25/2049
(e),(h)
109 110
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(h)
269 273
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(h)
310 315
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(h)
102 104
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(h)
688 709
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(h)
193 198
$ 4,677
Oil & Gas - 2.15%
BP Capital Markets PLC
3.81%, 02/10/2024 500 549
Chevron USA Inc
0.43%, 08/11/2023 300 302
0.69%, 08/12/2025 400 402
Cimarex Energy Co
4.38%, 06/01/2024 250 273
Exxon Mobil Corp
1.57%, 04/15/2023 150 154
2.99%, 03/19/2025 200 219
Marathon Petroleum Corp
4.50%, 05/01/2023 200 217
Phillips 66
0.83%, 02/26/2021 100 100
3 Month USD LIBOR + 0.60%
0.84%, 02/15/2024 250 250
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 150 168
Shell International Finance BV
2.38%, 08/21/2022 300 311
Suncor Energy Inc
2.80%, 05/15/2023 300 316
3.10%, 05/15/2025 100 109
$ 3,370
Oil & Gas Services - 0.26%
Baker Hughes a GE Co LLC / Baker Hughes Co-
Obligor Inc
2.77%, 12/15/2022 190 198

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
$ 200 $ 218
$ 416
Other Asset Backed Securities - 6.06%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
258 262
CCG Receivables Trust 2018-1
2.50%, 06/16/2025
(e)
5 5
CCG Receivables Trust 2018-2
3.09%, 12/15/2025
(e)
116 117
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
291 295
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
300 300
Drug Royalty III LP 1
2.74%, 04/15/2027
(e)
48 48
1.00 x 3 Month USD LIBOR + 2.50%
4.27%, 10/15/2031
(e)
159 164
MMAF Equipment Finance LLC 2019-A
2.84%, 01/10/2022
(e)
86 87
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
500 502
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
400 400
MVW Owner Trust 2015-1
2.52%, 12/20/2032
(e)
114 114
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
100 101
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
215 224
PFS Financing Corp
0.93%, 08/15/2024
(e)
500 503
0.97%, 02/15/2026
(e)
350 352
2.23%, 10/15/2024
(e)
750 771
2.86%, 04/15/2024
(e)
250 257
3.19%, 04/17/2023
(e)
250 252
Verizon Owner Trust 2018-1
2.82%, 09/20/2022
(e)
117 118
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 468 475
Verizon Owner Trust 2019-A
2.93%, 09/20/2023 500 510
Verizon Owner Trust 2019-B
2.33%, 12/20/2023 500 510
Verizon Owner Trust 2019-C
1.94%, 04/22/2024 500 511
Verizon Owner Trust 2020-A
1.85%, 07/22/2024 300 307
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 500 502
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 500 501
Volvo Financial Equipment LLC
0.37%, 04/17/2023
(e)
625 625
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
100 101
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
300 305
Volvo Financial Equipment LLC Series 2019-2
2.02%, 08/15/2022
(e)
157 158
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
133 139
$ 9,516
Pharmaceuticals - 2.88%
AbbVie Inc
2.15%, 11/19/2021 600 610
2.30%, 05/14/2021 200 201
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
AstraZeneca PLC
0.70%, 04/08/2026 $ 500 $ 497
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
200 218
Bristol-Myers Squibb Co
0.54%, 11/13/2023 300 301
0.75%, 11/13/2025 300 302
2.90%, 07/26/2024 150 163
3.63%, 05/15/2024 350 384
CVS Health Corp
2.63%, 08/15/2024 250 268
3.35%, 03/09/2021 300 302
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 500 501
Merck & Co Inc
0.75%, 02/24/2026 200 202
Novartis Capital Corp
1.75%, 02/14/2025 300 315
Pfizer Inc
2.80%, 03/11/2022 250 257
$ 4,521
Pipelines - 1.81%
Buckeye Partners LP
4.15%, 07/01/2023 400 411
Enterprise Products Operating LLC
3.50%, 02/01/2022 400 414
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
250 260
Kinder Morgan Inc
1.52%, 01/15/2023 500 505
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 325 357
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
200 199
TransCanada PipeLines Ltd
2.43%, 05/15/2067 900 704
3 Month USD LIBOR + 2.21%
$ 2,850
REITs - 2.34%
American Tower Corp
2.40%, 03/15/2025 200 213
American Tower Trust #1
3.07%, 03/15/2048
(e)
1,225 1,249
Crown Castle International Corp
1.35%, 07/15/2025 250 255
CubeSmart LP
4.00%, 11/15/2025 65 73
4.38%, 12/15/2023 292 320
Omega Healthcare Investors Inc
4.50%, 01/15/2025 269 295
4.95%, 04/01/2024 250 272
SBA Tower Trust
1.88%, 07/15/2050
(e)
125 129
3.17%, 04/09/2047
(e)
400 403
3.45%, 03/15/2048
(e)
100 106
Ventas Realty LP
3.50%, 04/15/2024 198 215
Welltower Inc
3.75%, 03/15/2023 134 142
$ 3,672
Savings & Loans - 0.00%
Washington Mutual Bank / Henderson NV
0.00%, 01/15/2013
(d)
200 —
Semiconductors - 0.86%
Broadcom Inc
2.25%, 11/15/2023 150 157
4.70%, 04/15/2025 200 229

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Microchip Technology Inc
4.33%, 06/01/2023 $ 200 $ 216
Micron Technology Inc
2.50%, 04/24/2023 300 313
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
200 219
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
200 215
$ 1,349
Software - 0.13%
Intuit Inc
0.65%, 07/15/2023 200 202
Student Loan Asset Backed Securities - 3.36%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
165 172
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
212 219
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
334 342
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
156 160
Keycorp Student Loan Trust 2000-b
0.52%, 07/25/2029 199 198
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.74%, 01/25/2037 505 502
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
38 39
Laurel Road Prime Student Loan Trust 2020-A
0.72%, 11/25/2050
(e)
179 180
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
82 86
Navient Private Education Refi Loan Trust
2019-C
2.82%, 02/15/2068
(e)
42 42
Navient Private Education Refi Loan Trust
2019-D
0.56%, 12/15/2059
(e)
14 14
1.00 x 1 Month USD LIBOR + 0.40%
Navient Private Education Refi Loan Trust 2019-E
2.39%, 05/15/2068
(e)
38 39
Navient Private Education Refi Loan Trust 2019-F
2.18%, 08/15/2068
(e)
17 17
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
255 261
Navient Private Education Refi Loan Trust
2020-A
0.51%, 11/15/2068
(e)
81 81
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-B
1.80%, 01/15/2069
(e)
107 108
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
358 365
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
376 379
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
433 436
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
300 303
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Navient Student Loan Trust 2019-B
0.56%, 12/15/2059
(e)
$ 23 $ 23
1.00 x 1 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-A
0.62%, 06/15/2033 87 86
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.55%, 03/15/2024 212 210
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.51%, 06/15/2039 584 561
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.42%, 12/15/2039 232 223
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2019-B
0.51%, 07/15/2026
(e)
29 29
1.00 x 1 Month USD LIBOR + 0.35%
SMB Private Education Loan Trust 2020-A
0.46%, 03/15/2027
(e)
201 201
1.00 x 1 Month USD LIBOR + 0.30%
$ 5,276
Telecommunications - 1.98%
AT&T Inc
1.11%, 02/15/2023 250 253
3 Month USD LIBOR + 0.89%
Crown Castle Towers LLC
3.22%, 05/15/2022
(e)
502 507
4.24%, 07/15/2048
(e)
290 334
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
3.36%, 03/20/2023
(e)
141 142
4.74%, 03/20/2025
(e)
950 1,029
5.15%, 03/20/2028
(e)
500 579
Vodafone Group PLC
3.75%, 01/16/2024 250 273
$ 3,117
Transportation - 0.14%
Ryder System Inc
3.75%, 06/09/2023 200 215
Trucking & Leasing - 0.14%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
200 218
TOTAL BONDS $ 135,006
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11.00%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
3.43%, 09/01/2035 $ 9 $ 9
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0.04%
1.82%, 04/01/2033 12 12
1.00 x 6 Month USD LIBOR + 1.51%
2.41%, 11/01/2032 1 1
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
2.41%, 07/01/2034 8 8
1.00 x 12 Month USD LIBOR + 1.63%
2.43%, 08/01/2034 5 5
1.00 x 12 Month USD LIBOR + 1.63%
2.86%, 02/01/2037 14 14
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.11%
2.94%, 02/01/2035 3 3
1.00 x 6 Month USD LIBOR + 2.07%
3.13%, 12/01/2033 9 9
1.00 x 6 Month USD LIBOR + 2.25%

Schedule of Investments
Short-Term Income Account
December 31, 2020
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA) (continued)
3.64%, 12/01/2032 $ 4 $ 4
1.00 x 12 Month USD LIBOR + 1.64%
3.75%, 01/01/2035 4 4
1.00 x 12 Month USD LIBOR + 1.75%
8.00%, 05/01/2027 3 3
$ 63
U.S. Treasury - 1.82%
1.38%, 01/31/2022 400 405
1.50%, 11/30/2021 400 405
1.63%, 08/31/2022 2,000 2,051
$ 2,861
U.S. Treasury Bill - 9.14%
0.08%, 03/11/2021
(j)
1,000 1,000
0.08%, 05/13/2021
(j)
600 600
0.08%, 05/20/2021
(j)
500 500
0.09%, 02/11/2021
(j)
750 750
0.09%, 02/18/2021
(j)
1,000 1,000
0.09%, 04/08/2021
(j)
600 600
0.09%, 05/27/2021
(j)
1,000 999
0.09%, 06/03/2021
(j)
600 599
0.09%, 06/17/2021
(j)
500 500
0.10%, 03/04/2021
(j)
1,000 1,000
0.10%, 04/01/2021
(j)
600 600
0.10%, 04/29/2021
(j)
600 600
0.10%, 05/06/2021
(j)
600 600
0.11%, 01/14/2021
(j)
750 750
0.11%, 01/21/2021
(j)
750 750
0.11%, 02/04/2021
(j)
1,000 1,000
0.11%, 03/25/2021
(j)
500 500
0.11%, 04/15/2021
(j)
500 500
0.11%, 04/22/2021
(j)
500 500
0.14%, 01/07/2021
(j)
500 500
0.15%, 01/28/2021
(j)
500 500
$ 14,348
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 17,281
Total Investments $ 154,843
Other Assets and Liabilities -  1.39% 2,176
TOTAL NET ASSETS - 100.00% $ 157,019
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $360 or
0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $43,810 or 27.90% of net assets.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security or a portion of the security was on loan at the end of the period.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security is an Interest Only Strip.
(j) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 27.42%
Asset Backed Securities 18.06%
Government 11.95%
Mortgage Securities 9.49%
Consumer, Non-cyclical 7.96%
Utilities 6.71%
Energy 4.22%
Communications 3.26%
Industrial 2.58%
Technology 2.03%
Basic Materials 1.83%
Money Market Funds 1.63%
Consumer, Cyclical 1.47%
Other Assets and Liabilities
1.39%
TOTAL NET ASSETS
100.00%
Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,444 $ 89,931 $ 92,179 $ 2,196
$ 4,444 $ 89,931 $ 92,179 $ 2,196
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 10 $ — $ — $ —
$ 10 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2021 Short 4 $ 505 $ —
Total $ —
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Account
December 31, 2020
See accompanying notes.

INVESTMENT COMPANIES - 2 .78 % Shares Held Value (000's)
Money Market Funds - 2 .78%
BlackRock Liquidity FedFund - Institutional
Class 0.01%
(a),(b)
4,495,425 $ 4,495
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
1,177,034 1,177
$ 5,672
TOTAL INVESTMENT COMPANIES $ 5,672
COMMON STOCKS - 99 .92 % Shares Held Value (000's)
Aerospace & Defense - 0 .75%
Aerojet Rocketdyne Holdings Inc
(d)
28,900 $ 1,527
Agriculture - 2 .33%
Darling Ingredients Inc
(d)
63,100 3,641
Vital Farms Inc
(d),(e)
43,900 1,111
$ 4,752
Airlines - 0 .65%
SkyWest Inc 33,100 1,334
Automobile Parts & Equipment - 1 .10%
Modine Manufacturing Co
(d)
51,700 649
Visteon Corp
(d)
12,700 1,594
$ 2,243
Banks - 5 .50%
BancFirst Corp 11,700 687
First Foundation Inc 34,900 698
First Horizon Corp 100,156 1,278
First Interstate BancSystem Inc 43,000 1,753
First Merchants Corp 36,700 1,373
First Midwest Bancorp Inc/IL 84,700 1,348
Independent Bank Corp/MI 22,400 414
Lakeland Bancorp Inc 26,500 337
United Community Banks Inc/GA 78,120 2,222
WesBanco Inc 37,500 1,123
$ 11,233
Biotechnology - 5 .63%
Acceleron Pharma Inc
(d)
10,800 1,382
ADC Therapeutics SA
(d),(e)
15,600 499
Allogene Therapeutics Inc
(d)
14,500 366
Bluebird Bio Inc
(d)
7,800 337
Denali Therapeutics Inc
(d)
30,700 2,571
FibroGen Inc
(d)
22,800 846
Insmed Inc
(d)
40,300 1,342
Iovance Biotherapeutics Inc
(d)
30,400 1,411
MacroGenics Inc
(d)
30,700 702
Magenta Therapeutics Inc
(d)
43,900 344
Precision BioSciences Inc
(d)
63,800 532
Seagen Inc
(d)
6,700 1,173
$ 11,505
Building Materials - 2 .30%
Builders FirstSource Inc
(d)
64,600 2,637
Masonite International Corp
(d)
20,900 2,055
$ 4,692
Chemicals - 1 .09%
Cabot Corp 34,300 1,539
Koppers Holdings Inc
(d)
22,200 692
$ 2,231
Commercial Services - 5 .20%
AMN Healthcare Services Inc
(d)
21,300 1,454
BrightView Holdings Inc
(d)
68,200 1,031
Heidrick & Struggles International Inc 9,000 264
HMS Holdings Corp
(d)
64,500 2,370
Huron Consulting Group Inc
(d)
28,000 1,651
Medifast Inc 6,700 1,316
Nesco Holdings Inc
(d),(e)
74,400 548
Triton International Ltd/Bermuda 40,900 1,984
$ 10,618
Computers - 3 .00%
CACI International Inc
(d)
7,100 1,770
ExlService Holdings Inc
(d)
19,200 1,634
Perspecta Inc 83,600 2,013
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Ping Identity Holding Corp
(d)
24,600 $ 705
$ 6,122
Consumer Products - 0 .88%
Central Garden & Pet Co - A Shares
(d)
34,320 1,247
Quanex Building Products Corp 24,567 545
$ 1,792
Diversified Financial Services - 3 .80%
Federated Hermes Inc 28,400 820
Lazard Ltd 19,800 838
LPL Financial Holdings Inc 11,100 1,157
Piper Sandler Cos 18,750 1,892
Stifel Financial Corp 60,700 3,063
$ 7,770
Electric - 0 .88%
Portland General Electric Co 42,000 1,796
Electrical Components & Equipment - 1 .56%
EnerSys 31,400 2,608
nLight Inc
(d)
17,590 574
$ 3,182
Electronics - 3 .49%
Advanced Energy Industries Inc
(d)
23,500 2,279
Atkore International Group Inc
(d)
45,600 1,875
SYNNEX Corp 15,500 1,262
Vishay Intertechnology Inc 83,200 1,723
$ 7,139
Energy - Alternate Sources - 0 .48%
Array Technologies Inc
(d)
22,604 975
Engineering & Construction - 2 .72%
Dycom Industries Inc
(d)
31,600 2,386
Great Lakes Dredge & Dock Corp
(d)
102,100 1,345
MYR Group Inc
(d)
16,300 980
Tutor Perini Corp
(d)
65,486 848
$ 5,559
Entertainment - 3 .10%
Caesars Entertainment Inc
(d)
48,900 3,632
Golden Entertainment Inc
(d)
45,900 913
Vail Resorts Inc 6,400 1,785
$ 6,330
Food - 0 .99%
Performance Food Group Co
(d)
42,418 2,020
Forest Products & Paper - 0 .20%
Glatfelter Corp 25,000 410
Gas - 0 .77%
Southwest Gas Holdings Inc 26,000 1,580
Healthcare - Products - 4 .11%
Adaptive Biotechnologies Corp
(d)
23,200 1,372
Castle Biosciences Inc
(d)
9,500 638
Natera Inc
(d)
34,400 3,423
Nevro Corp
(d)
11,900 2,060
STAAR Surgical Co
(d)
11,500 911
$ 8,404
Healthcare - Services - 4 .51%
Accolade Inc
(d)
16,842 732
Addus HomeCare Corp
(d)
21,500 2,517
American Well Corp
(d),(e)
2,600 66
Encompass Health Corp 26,000 2,150
Syneos Health Inc
(d)
33,800 2,303
Teladoc Health Inc
(d)
7,200 1,440
$ 9,208
Holding Companies - Diversified - 2 .07%
Ajax I
(d)
86,200 1,070
GS Acquisition Holdings Corp II
(d)
180,600 2,059
Vesper Healthcare Acquisition Corp
(d)
90,100 1,092
$ 4,221
Home Builders - 1 .25%
Taylor Morrison Home Corp
(d)
99,400 2,550

Schedule of Investments
SmallCap Account
December 31, 2020
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Furnishings - 0 .76%
Purple Innovation Inc
(d)
47,034 $ 1,549
Insurance - 2 .90%
CNO Financial Group Inc 58,500 1,300
Essent Group Ltd 33,100 1,430
Hanover Insurance Group Inc/The 17,500 2,046
Reinsurance Group of America Inc 3,500 406
Stewart Information Services Corp 7,005 339
Trean Insurance Group Inc
(d)
30,400 398
$ 5,919
Internet - 1 .69%
Eventbrite Inc
(d)
73,400 1,328
Leslie's Inc
(d),(e)
29,800 827
Revolve Group Inc
(d)
41,700 1,300
$ 3,455
Iron & Steel - 1 .43%
Cleveland-Cliffs Inc 201,300 2,931
Leisure Products & Services - 1 .00%
Lindblad Expeditions Holdings Inc
(d)
32,000 548
Planet Fitness Inc
(d)
19,200 1,490
$ 2,038
Lodging - 0 .92%
Extended Stay America Inc 126,500 1,874
Machinery - Diversified - 0 .51%
Columbus McKinnon Corp/NY 27,000 1,038
Media - 0 .51%
World Wrestling Entertainment Inc 21,900 1,052
Metal Fabrication & Hardware - 1 .22%
Rexnord Corp 63,100 2,492
Mining - 0 .51%
Alcoa Corp
(d)
34,320 791
Piedmont Lithium Ltd ADR
(d)
9,400 250
$ 1,041
Miscellaneous Manufacturers - 1 .23%
Hillenbrand Inc 50,200 1,998
Trinseo SA 10,000 512
$ 2,510
Oil & Gas - 0 .72%
Parsley Energy Inc 80,400 1,142
PDC Energy Inc
(d)
16,200 332
$ 1,474
Oil & Gas Services - 0 .45%
ChampionX Corp
(d)
60,243 922
Packaging & Containers - 0 .78%
Graphic Packaging Holding Co 94,700 1,604
Pharmaceuticals - 3 .58%
AdaptHealth Corp
(d)
50,529 1,898
Collegium Pharmaceutical Inc
(d)
30,500 611
DexCom Inc
(d)
2,300 850
Horizon Therapeutics Plc
(d)
29,600 2,165
PMV Pharmaceuticals Inc
(d),(e)
12,166 748
Revance Therapeutics Inc
(d)
36,900 1,046
$ 7,318
REITs - 5 .41%
Agree Realty Corp 31,000 2,064
Cousins Properties Inc 59,201 1,983
First Industrial Realty Trust Inc 50,700 2,136
Ladder Capital Corp 94,600 925
Pebblebrook Hotel Trust 104,820 1,971
Rexford Industrial Realty Inc 40,000 1,964
$ 11,043
Retail - 5 .13%
Bed Bath & Beyond Inc
(e)
65,800 1,168
BJ's Wholesale Club Holdings Inc
(d)
51,700 1,927
Bloomin' Brands Inc 28,000 544
Brinker International Inc 18,300 1,035
Caleres Inc 106,600 1,668
Ruth's Hospitality Group Inc 41,060 728
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sally Beauty Holdings Inc
(d)
79,200 $ 1,033
Vroom Inc
(d)
40,900 1,676
World Fuel Services Corp 22,200 692
$ 10,471
Savings & Loans - 1 .56%
Meridian Bancorp Inc 17,200 257
Provident Financial Services Inc 54,200 973
Sterling Bancorp/DE 109,400 1,967
$ 3,197
Semiconductors - 3 .06%
Allegro MicroSystems Inc
(d)
59,100 1,576
Entegris Inc 21,700 2,085
SiTime Corp
(d)
23,100 2,586
$ 6,247
Software - 6 .55%
Aspen Technology Inc
(d)
14,400 1,876
Bentley Systems Inc
(e)
16,220 657
BigCommerce Holdings Inc
(d),(e)
6,000 385
Cloudflare Inc
(d)
25,300 1,923
Concentrix Corp
(d)
15,500 1,530
Duck Creek Technologies Inc
(d),(e)
6,100 264
Jamf Holding Corp
(d)
24,500 733
Manhattan Associates Inc
(d)
19,700 2,072
SolarWinds Corp
(d)
93,200 1,393
Sprout Social Inc
(d)
47,300 2,148
Sumo Logic Inc
(d),(e)
5,300 151
Vertex Inc
(d)
7,400 258
$ 13,390
Telecommunications - 0 .17%
Switch Inc 20,900 342
Transportation - 1 .47%
Atlas Air Worldwide Holdings Inc
(d)
19,337 1,055
Bristow Group Inc
(d)
23,100 608
Hub Group Inc
(d)
23,600 1,345
$ 3,008
TOTAL COMMON STOCKS $ 204,108
Total Investments $ 209,780
Other Assets and Liabilities -  (2.70)% (5,518)
TOTAL NET ASSETS - 100.00% $ 204,262
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,495 or
2.20% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan at the end of the period.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27 .23%
Financial 19 .17%
Industrial 16 .03%
Consumer, Cyclical 13 .91%
Technology 12 .61%
Basic Materials 3 .23%
Money Market Funds 2 .78%
Communications 2 .37%
Diversified 2 .07%
Energy 1 .65%
Utilities 1 .65%
Other Assets and Liabilities
( 2 .70 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Account
December 31, 2020
See accompanying notes.

Affiliated Securities December 31, 2019 Purchases Sales December 31, 2020
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 10,018 $ 134,651 $ 143,492 $ 1,177
$ 10,018 $ 134,651 $ 143,492 $ 1,177
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ 9 $ — $ — $ —
$ 9 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
December 31, 2020
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
BLUE CHIP ACCOUNT
Class 3 shares
2020(c) $ 10.00 $ – $ 0.34 $ 0.34 $ – $ – $ – $ 10.34
BOND MARKET INDEX ACCOUNT
Class 1 shares
2020 10.72 0.23 0.55 0.78 (0.29) – (0.29) 11.21
2019 10.15 0.28 0.58 0.86 (0.29) – (0.29) 10.72
2018 10.39 0.26 (0.28) (0.02) (0.22) – (0.22) 10.15
2017 10.25 0.22 0.11 0.33 (0.19) – (0.19) 10.39
2016 10.20 0.19 0.05 0.24 (0.19) – (0.19) 10.25
CORE PLUS BOND ACCOUNT
Class 1 shares
2020 11.50 0.23 0.86 1.09 (0.44) – (0.44) 12.15
2019 10.81 0.34 0.72 1.06 (0.37) – (0.37) 11.50
2018 11.35 0.36 (0.52) (0.16) (0.38) – (0.38) 10.81
2017 11.15 0.35 0.18 0.53 (0.33) – (0.33) 11.35
2016 11.05 0.32 0.14 0.46 (0.36) – (0.36) 11.15
DIVERSIFIED BALANCED ACCOUNT
Class 1 shares
2020 16.52 0.36 1.70 2.06 (0.40) (0.60) (1.00) 17.58
2019 14.87 0.36 2.34 2.70 (0.35) (0.70) (1.05) 16.52
2018 15.98 0.31 (0.78) (0.47) (0.43) (0.21) (0.64) 14.87
2017(g) 15.36 0.45 0.65 1.10 (0.26) (0.22) (0.48) 15.98
Class 2 shares
2020 16.55 0.32 1.70 2.02 (0.36) (0.60) (0.96) 17.61
2019 14.88 0.32 2.36 2.68 (0.31) (0.70) (1.01) 16.55
2018 15.99 0.27 (0.78) (0.51) (0.39) (0.21) (0.60) 14.88
2017 14.76 0.35 1.32 1.67 (0.22) (0.22) (0.44) 15.99
2016 14.11 0.22 0.75 0.97 (0.18) (0.14) (0.32) 14.76
Class 3 shares
2020(c) 17.32 0.05 0.21 0.26 – – – 17.58

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
3.40% (d) $ 5,170 1.05% (e),(f) – % (0.6 6 ) % (e) 54.6% (e)
7.29 2,735,259 0.14 – 2.04 104.0
8.47 2,539,460 0.15 (f) – 2.60 93.6
(0.19) 2,213,355 0.15 (f) – 2.52 123.1
3.27 2,448,068 0.23 (f) – 2.10 108.9
2.29 2,184,608 0.25 – 1.86 118.5
9.55 255,956 0.47 – 1.92 210.3
9.81 252,874 0.47 – 2.99 152.4
(1.41) 280,760 0.47 – 3.27 127.5
4.81 293,662 0.46 – 3.08 123.5
4.09 292,436 0.46 – 2.79 155.1
12.96 40,515 0.05 – 2.18 23.6
18.43 40,694 0.05 – 2.25 16.9
(3.14) 36,763 0.05 – 1.95 15.7
7.27 (d) 42,702 0.05 (e) – 4.27 (e) 13.9 (e)
12.63 979,751 0.30 – 1.95 23.6
18.23 988,264 0.30 (h) 0.30 ( i ) 1.96 16.9
(3.40) 968,449 0.30 (h) 0.30 ( i ) 1.69 15.7
11.43 1,131,373 0.30 (h) 0.30 ( i ) 2.27 13.9
6.90 1,099,647 0.30 (h) 0.30 ( i ) 1.51 14.1
1.50 (d) 10 0.4 5 (e) – 4. 3 1 (e) 23.6 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Period from May 1, 2017 date operations commenced, through December 31, 2017.
(h) Reflects Manager's voluntary expense limit.
( i ) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED BALANCED MANAGED VOLATILITY ACCOUNT
Class 2 shares
2020 $ 12.91 $ 0.24 $ 1.26 $ 1.50 ( $ 0.25) ( $ 0.51) ( $ 0.76) $ 13.65
2019 11.34 0.23 1.74 1.97 (0.21) (0.19) (0.40) 12.91
2018 12.25 0.19 (0.55) (0.36) (0.46) (0.09) (0.55) 11.34
2017 11.27 0.43 0.78 1.21 (0.15) (0.08) (0.23) 12.25
2016 10.72 0.16 0.53 0.69 (0.08) (0.06) (0.14) 11.27
Class 3 shares
2020(d) 13.46 0.04 0.15 0.19 – – – 13.65
DIVERSIFIED BALANCED VOLATILITY CONTROL ACCOUNT
Class 2 shares
2020 11.71 0.20 0.81 1.01 (0.18) (0.14) (0.32) 12.40
2019 10.31 0.28 1.30 1.58 (0.09) (0.09) (0.18) 11.71
2018 10.80 0.20 (0.58) (0.38) (0.08) (0.03) (0.11) 10.31
2017(h) 10.00 0.27 0.53 0.80 – – – 10.80
Class 3 shares
2020(d) 12.22 0.04 0.14 0.18 – – – 12.40
DIVERSIFIED GROWTH ACCOUNT
Class 2 shares
2020 18.69 0.35 2.12 2.47 (0.37) (0.64) (1.01) 20.15
2019 16.29 0.34 3.06 3.40 (0.33) (0.67) (1.00) 18.69
2018 17.66 0.30 (1.03) (0.73) (0.45) (0.19) (0.64) 16.29
2017 15.93 0.43 1.79 2.22 (0.23) (0.26) (0.49) 17.66
2016 15.08 0.24 0.98 1.22 (0.19) (0.18) (0.37) 15.93
Class 3 shares
2020(d) 19.80 0.07 0.28 0.35 – – – 20.15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
12.03% $ 185,139 0.31% (c) – % 1.84% 25.0%
17.48 176,235 0.31 (c) – 1.90 21.3
(3.20) 162,166 0.31 (c) – 1.59 16.2
10.90 181,005 0.31 (c) – 3.65 13.6
6.42 168,756 0.31 (c) – 1.48 13.6
1.41 (e) 10 0.4 6 (f) – 4. 31 (f) 25.0 (f)
8.82 184,469 0.38 (c) – 1.73 83.5
15.47 145,371 0.38 (c) – 2.47 33.1
(3.71) (g) 66,983 0 .38 (c) – 1.90 99.6
8.10 (e),(g) 36,522 0.39 (c),(f) – 3.36 (f) 8.0 (f)
1.47 (e) 10 0. 53 (f) – 5. 62 (f) 83.5 (f)
13.76 3,853,082 0.30 – 1.89 23.0
21.20 3,772,145 0.30 (i) 0.30 (j) 1.89 16.0
(4.51) (g) 3,488,312 0.30 (i) 0.30 (j) 1.69 15.5
14.21 (g) 3,945,713 0.30 (i) 0.30 (j) 2.52 10.9
8.14 3,588,901 0.30 (i) 0.30 (j) 1.53 11.1
1.77 (e) 10 0.4 5 (f) – 5. 91 (f) 23.0 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(h) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(i) Reflects Manager's voluntary expense limit.
(j) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED GROWTH MANAGED VOLATILITY ACCOUNT
Class 2 shares
2020 $ 13.53 $ 0.23 $ 1 .46 $ 1.69 ( $ 0.25) ( $ 0.64) ( $ 0.89) $ 14.33
2019 11.61 0.23 2.09 2.32 (0.20) (0.20) (0.40) 13.53
2018 12.72 0.19 (0.66) (0.47) (0.54) (0.10) (0.64) 11.61
2017 11.46 0.52 0.99 1.51 (0.15) (0.10) (0.25) 12.72
2016 10.79 0.16 0.66 0.82 (0.07) (0.08) (0.15) 11.46
Class 3 shares
2020(d) 14.09 0.05 0.19 0.24 – – – 14.33
DIVERSIFIED GROWTH VOLATILITY CONTROL ACCOUNT
Class 2 shares
2020 12.00 0.19 0.86 1.05 (0.18) (0.19) (0.37) 12.68
2019 10.37 0.26 1.55 1.81 (0.10) (0.08) (0.18) 12.00
2018 10.97 0.21 (0.71) (0.50) (0.07) (0.03) (0.10) 10.37
2017(g) 10.00 0.30 0.67 0.97 – – – 10.97
Class 3 shares
2020(d) 12.47 0.05 0.16 0.21 – – – 12.68
DIVERSIFIED INCOME ACCOUNT
Class 2 shares
2020 13.82 0.30 1.23 1.53 (0.28) (0.25) (0.53) 14.82
2019 12.46 0.29 1.58 1.87 (0.22) (0.29) (0.51) 13.82
2018 13.12 0.22 (0.51) (0.29) (0.28) (0.09) (0.37) 12.46
2017 12.34 0.26 0.82 1.08 (0.18) (0.12) (0.30) 13.12
2016 11.87 0.19 0.47 0.66 (0.12) (0.07) (0.19) 12.34
Class 3 shares
2020(d) 14.65 0.02 0.15 0.17 – – – 14.82

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
Portfolio Turnover
Rate
13.06% $ 378,238 0.30% (c) – % 1.74% 22.3%
20.18 353,687 0.31 (c) – 1.80 18.8
(4.07) 325,228 0.30 (c) – 1.53 16.3
13.34 355,062 0.30 (c) – 4.30 12.5
7.56 313,672 0.30 (c) – 1.49 11.7
1.70 (e) 10 0.4 5 (f) – 5. 91 (f) 22.3 (f)
8.98 995,575 0.37 – 1.63 85.9
17.57 765,417 0.37 (c) – 2.32 36.2
(4.60) 384,706 0.37 (c) – 1.96 103.6
9.70 (e) 171,769 0.38 (c),(f) – 3.80 (f) 0.9 (f)
1 .68 (e) 10 0. 52 (f) – 7.20 (f) 85.9 (f)
11.27 323,525 0.30 (h) 0.30 (i) 2.10 31.2
15.16 279,888 0.31 (h) 0.31 (i) 2.16 25.6
(2.38) 241,331 0.30 (h) 0.30 (i) 1.72 22.8
8.81 268,135 0.30 (h) 0.30 (i) 2.06 21.2
5.56 254,001 0.30 (h) 0.30 (i) 1.56 19.3
1.16 (e) 10 0. 45 (f) – 2. 69 (f) 31.2 (f)
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Period from March 30, 2017 date operations commenced, through December 31, 2017.
(h) Reflects Manager's voluntary expense limit.
(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
DIVERSIFIED INTERNATIONAL ACCOUNT
Class 1 shares
2020 $ 15.71 $ 0.18 $ 2.29 $ 2.47 ( $ 0.41) $ – ( $ 0.41) $ 17.77
2019 13.72 0.28 2.75 3.03 (0.26) (0.78) (1.04) 15.71
2018 17.01 0.31 (3.25) (2.94) (0.35) – (0.35) 13.72
2017 13.42 0.21 3.67 3.88 (0.29) – (0.29) 17.01
2016 13.68 0.24 (0.18) 0.06 (0.32) – (0.32) 13.42
EQUITY INCOME ACCOUNT
Class 1 shares
2020 28.19 0.55 1.08 1.63 (0.52) (0.76) (1.28) 28.54
2019 22.86 0.56 6.00 6.56 (0.51) (0.72) (1.23) 28.19
2018 26.08 0.64 (1.72) (1.08) (0.52) (1.62) (2.14) 22.86
2017 23.20 0.56 4.14 4.70 (0.58) (1.24) (1.82) 26.08
2016 21.67 0.57 2.77 3.34 (0.64) (1.17) (1.81) 23.20
Class 2 shares
2020 27.93 0.48 1.06 1.54 (0.45) (0.76) (1.21) 28.26
2019 22.66 0.49 5.95 6.44 (0.45) (0.72) (1.17) 27.93
2018 25.87 0.57 (1.70) (1.13) (0.46) (1.62) (2.08) 22.66
2017 23.03 0.49 4.11 4.60 (0.52) (1.24) (1.76) 25.87
2016 21.52 0.51 2.75 3.26 (0.58) (1.17) (1.75) 23.03
Class 3 shares
2020(c) 27.94 0.03 0.56 0.59 – – – 28.53
GOVERNMENT & HIGH QUALITY BOND ACCOUNT
Class 1 shares
2020 9.81 0.12 0.16 0.28 (0.26) – (0.26) 9.83
2019 9.47 0.22 0.39 0.61 (0.27) – (0.27) 9.81
2018 9.76 0.23 (0.15) 0.08 (0.37) – (0.37) 9.47
2017 9.98 0.31 (0.12) 0.19 (0.41) – (0.41) 9.76
2016 10.16 0.33 (0.14) 0.19 (0.37) – (0.37) 9.98
INTERNATIONAL EMERGING MARKETS ACCOUNT
Class 1 shares
2020 17.13 0.12 3.10 3.22 (0.41) – (0.41) 19.94
2019 15.12 0.40 2.20 2.60 (0.15) (0.44) (0.59) 17.13
2018 19.40 0.19 (4.25) (4.06) (0.22) – (0.22) 15.12
2017 13.94 0.15 5.53 5.68 (0.22) – (0.22) 19.40
2016 12.88 0.14 1.08 1.22 (0.16) – (0.16) 13.94

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
16.16% $ 291,726 0.92% 1.19% 47.1%
22.69 266,768 0.93 1.86 43.7
(17.54) 233,612 0.91 1.91 59.3
29.06 292,975 0.91 1.37 42.8
0.36 243,997 0.91 1.77 56.8
6.43 755,882 0.48 2.18 21.0
29.09 741,311 0.47 2.16 17.9
(5.01) 636,177 0.49 2.47 13.2
21.08 572,629 0.50 2.26 15.9
15.72 525,829 0.50 2.54 17.1
6.15 33,951 0.73 1.93 21.0
28.78 31,874 0.72 1.91 17.9
(5.24) 25,207 0.74 2.23 13.2
20.77 27,469 0.75 2.00 15.9
15.43 24,197 0.75 2.29 17.1
2.11 (d) 10 0.88 (e) 1.88 (e) 21.0 (e)
2.87 227,996 0.51 1.22 124.6
6.45 241,332 0.51 2.26 22.5
0.91 219,612 0.51 2.43 17.4
1.88 241,839 0.51 3.09 24.3
1.80 247,620 0.51 3.25 25.8
19.23 93,839 1.21 (f) ,(g) 0.71 57.6
17.60 89,729 1.20 (f) 2.46 112.5
(21.02) 83,366 1.35 (f) 1.05 121.8
40.84 114,735 1.35 (f) 0.91 98.6
9.40 ( h ) 85,677 1.40 (f) 1.07 115.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Period from December 9, 2020 date operations commenced, through December 31, 2020.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes .01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) During 2016, the Account experienced a significant one-time gain of approximately $0.07/share as the result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
LARGECAP GROWTH ACCOUNT I
Class 1 shares
2020 $ 37 .64 ( $ 0 .06 ) $ 13 .36 $ 13 .30 ( $ 0 .01 ) ( $ 2 .47 ) ( $ 2 .48 ) $ 48 .46
2019 30 .10 0 .01 10 .27 10 .28 ( 0 .02 ) ( 2 .72 ) ( 2 .74 ) 37 .64
2018 31 .18 0 .03 1 .41 1 .44 ( 0 .01 ) ( 2 .51 ) ( 2 .52 ) 30 .10
2017 24 .55 0 .01 8 .13 8 .14 ( 0 .01 ) ( 1 .50 ) ( 1 .51 ) 31 .18
2016 26 .33 0 .01 0 .34 0 .35 – ( 2 .13 ) ( 2 .13 ) 24 .55
LARGECAP S&P 500 INDEX ACCOUNT
Class 1 shares
2020 20 .19 0 .31 3 .12 3 .43 ( 0 .37 ) ( 1 .31 ) ( 1 .68 ) 21 .94
2019 16 .39 0 .34 4 .66 5 .00 ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 20 .19
2018 18 .06 0 .36 ( 1 .06 ) ( 0 .70 ) ( 0 .32 ) ( 0 .65 ) ( 0 .97 ) 16 .39
2017 15 .44 0 .29 2 .97 3 .26 ( 0 .29 ) ( 0 .35 ) ( 0 .64 ) 18 .06
2016 14 .41 0 .29 1 .36 1 .65 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .44
Class 2 shares
2020 19 .97 0 .26 3 .07 3 .33 ( 0 .34 ) ( 1 .31 ) ( 1 .65 ) 21 .65
2019 16 .24 0 .29 4 .62 4 .91 ( 0 .35 ) ( 0 .83 ) ( 1 .18 ) 19 .97
2018 17 .95 0 .32 ( 1 .07 ) ( 0 .75 ) ( 0 .31 ) ( 0 .65 ) ( 0 .96 ) 16 .24
2017 15 .38 0 .25 2 .95 3 .20 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .95
2016 14 .39 0 .26 1 .35 1 .61 ( 0 .25 ) ( 0 .37 ) ( 0 .62 ) 15 .38
LARGECAP S&P 500 MANAGED VOLATILITY INDEX ACCOUNT
Class 1 shares
2020 15 .06 0 .20 2 .24 2 .44 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 16 .90
2019 12 .74 0 .23 3 .36 3 .59 ( 0 .24 ) ( 1 .03 ) ( 1 .27 ) 15 .06
2018 13 .42 0 .23 ( 0 .71 ) ( 0 .48 ) ( 0 .20 ) – ( 0 .20 ) 12 .74
2017 12 .15 0 .18 2 .11 2 .29 ( 0 .18 ) ( 0 .84 ) ( 1 .02 ) 13 .42
2016 11 .27 0 .19 0 .96 1 .15 ( 0 .12 ) ( 0 .15 ) ( 0 .27 ) 12 .15

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
36 .20% $ 612,357 0 .69% (c) ( 0 .14 ) % 42 .2%
34 .92 502,653 0 .71 (c) 0 .03 30 .4
3 .60 296,139 0 .74 (c) 0 .08 36 .9
33 .71 302,147 0 .75 (c) 0 .03 36 .2
1 .26 244,058 0 .76 (c) 0 .04 36 .8
18 .08 2,892,842 0 .25 1 .60 11 .1
31 .10 2,693,344 0 .25 1 .80 3 .5
( 4 .58 ) 2,378,088 0 .25 1 .94 8 .7
21 .49 2,563,986 0 .25 1 .71 3 .0
11 .59 2,262,283 0 .25 1 .96 6 .4
17 .77 27,801 0 .50 1 .35 11 .1
30 .82 15,834 0 .50 1 .56 3 .5
( 4 .90 ) 7,081 0 .50 1 .77 8 .7
21 .20 3,234 0 .50 1 .46 3 .0
11 .30 766 0 .50 1 .74 6 .4
16 .67 235,112 0 .46 1 .31 8 .9
28 .92 217,779 0 .47 1 .59 3 .8
( 3 .73 ) 205,655 0 .46 1 .64 11 .2
19 .55 222,026 0 .46 (c) 1 .40 3 .0
10 .33 198,548 0 .46 (c) 1 .63 4 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
MIDCAP ACCOUNT
Class 1 shares
2020 $ 59 .93 $ 0 .08 $ 9 .93 $ 10 .01 ( $ 0 .44 ) ( $ 5 .81 ) ( $ 6 .25 ) $ 63 .69
2019 48 .53 0 .43 19 .93 20 .36 ( 0 .17 ) ( 8 .79 ) ( 8 .96 ) 59 .93
2018 59 .42 0 .17 ( 2 .93 ) ( 2 .76 ) ( 0 .17 ) ( 7 .96 ) ( 8 .13 ) 48 .53
2017 50 .96 0 .19 12 .48 12 .67 ( 0 .32 ) ( 3 .89 ) ( 4 .21 ) 59 .42
2016 55 .24 0 .33 5 .30 5 .63 ( 0 .24 ) ( 9 .67 ) ( 9 .91 ) 50 .96
Class 2 shares
2020 59 .42 ( 0 .07 ) 9 .84 9 .77 ( 0 .30 ) ( 5 .81 ) ( 6 .11 ) 63 .08
2019 48 .19 0 .28 19 .77 20 .05 ( 0 .03 ) ( 8 .79 ) ( 8 .82 ) 59 .42
2018 59 .05 0 .02 ( 2 .89 ) ( 2 .87 ) ( 0 .03 ) ( 7 .96 ) ( 7 .99 ) 48 .19
2017 50 .69 0 .05 12 .39 12 .44 ( 0 .19 ) ( 3 .89 ) ( 4 .08 ) 59 .05
2016 54 .97 0 .20 5 .27 5 .47 ( 0 .08 ) ( 9 .67 ) ( 9 .75 ) 50 .69
PRINCIPAL CAPITAL APPRECIATION ACCOUNT
Class 1 shares
2020 30 .72 0 .31 5 .21 5 .52 ( 0 .41 ) ( 1 .53 ) ( 1 .94 ) 34 .30
2019 25 .86 0 .38 7 .77 8 .15 ( 0 .50 ) ( 2 .79 ) ( 3 .29 ) 30 .72
2018 28 .54 0 .44 ( 1 .19 ) ( 0 .75 ) ( 0 .34 ) ( 1 .59 ) ( 1 .93 ) 25 .86
2017 23 .94 0 .28 4 .66 4 .94 ( 0 .34 ) – ( 0 .34 ) 28 .54
2016 22 .35 0 .30 1 .73 2 .03 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 23 .94
Class 2 shares
2020 30 .32 0 .24 5 .13 5 .37 ( 0 .35 ) ( 1 .53 ) ( 1 .88 ) 33 .81
2019 25 .58 0 .30 7 .67 7 .97 ( 0 .44 ) ( 2 .79 ) ( 3 .23 ) 30 .32
2018 28 .25 0 .37 ( 1 .17 ) ( 0 .80 ) ( 0 .28 ) ( 1 .59 ) ( 1 .87 ) 25 .58
2017 23 .71 0 .22 4 .60 4 .82 ( 0 .28 ) – ( 0 .28 ) 28 .25
2016 22 .14 0 .24 1 .72 1 .96 ( 0 .21 ) ( 0 .18 ) ( 0 .39 ) 23 .71
PRINCIPAL LIFETIME 2010 ACCOUNT
Class 1 shares
2020 12 .75 0 .25 1 .17 1 .42 ( 0 .33 ) ( 0 .25 ) ( 0 .58 ) 13 .59
2019 12 .18 0 .32 1 .37 1 .69 ( 0 .39 ) ( 0 .73 ) ( 1 .12 ) 12 .75
2018 13 .41 0 .32 ( 0 .80 ) ( 0 .48 ) ( 0 .41 ) ( 0 .34 ) ( 0 .75 ) 12 .18
2017 12 .48 0 .34 1 .07 1 .41 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .41
2016 12 .18 0 .27 0 .37 0 .64 ( 0 .27 ) ( 0 .07 ) ( 0 .34 ) 12 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
18 .33% (c) $ 604,094 0 .54% 0 .14% 12 .2%
43 .10 (c) 587,854 0 .55 0 .72 10 .5
( 6 .55 ) 474,365 0 .54 0 .29 24 .6
25 .51 575,104 0 .54 0 .34 13 .4
10 .37 576,634 0 .54 0 .62 13 .6
18 .07 25,643 0 .79 ( 0 .12 ) 12 .2
42 .72 (c) 20,808 0 .80 0 .48 10 .5
( 6 .79 ) (c) 15,710 0 .79 0 .04 24 .6
25 .19 (c) 17,792 0 .79 0 .09 13 .4
10 .11 14,985 0 .79 0 .38 13 .6
18 .72 147,026 0 .63 1 .03 36 .5
32 .49 143,227 0 .64 1 .27 29 .5
( 3 .41 ) 128,547 0 .63 1 .52 44 .9
20 .75 154,472 0 .63 1 .07 28 .5
9 .11 147,193 0 .63 1 .31 33 .7
18 .44 18,688 0 .88 0 .79 36 .5
32 .10 13,536 0 .89 1 .03 29 .5
( 3 .64 ) (c) 8,757 0 .88 1 .28 44 .9
20 .46 (c) 8,526 0 .88 0 .83 28 .5
8 .85 7,420 0 .88 1 .06 33 .7
11 .40 35,824 0 .02 1 .94 71 .6
14 .10 31,499 0 .04 2 .51 60 .8
( 3 .87 ) 31,890 0 .02 2 .43 29 .0
11 .42 41,836 0 .01 2 .57 21 .7
5 .25 42,641 0 .02 2 .16 28 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2020 ACCOUNT
Class 1 shares
2020 $ 13 .90 $ 0 .25 $ 1 .49 $ 1 .74 ( $ 0 .38 ) ( $ 0 .27 ) ( $ 0 .65 ) $ 14 .99
2019 12 .60 0 .34 1 .90 2 .24 ( 0 .34 ) ( 0 .60 ) ( 0 .94 ) 13 .90
2018 14 .11 0 .33 ( 1 .04 ) ( 0 .71 ) ( 0 .38 ) ( 0 .42 ) ( 0 .80 ) 12 .60
2017 12 .66 0 .36 1 .52 1 .88 ( 0 .27 ) ( 0 .16 ) ( 0 .43 ) 14 .11
2016 12 .64 0 .26 0 .47 0 .73 ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 12 .66
PRINCIPAL LIFETIME 2030 ACCOUNT
Class 1 shares
2020 13 .12 0 .23 1 .67 1 .90 ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 14 .51
2019 11 .58 0 .32 2 .18 2 .50 ( 0 .27 ) ( 0 .69 ) ( 0 .96 ) 13 .12
2018 13 .17 0 .29 ( 1 .15 ) ( 0 .86 ) ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .58
2017 11 .45 0 .34 1 .73 2 .07 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 13 .17
2016 11 .45 0 .22 0 .45 0 .67 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 11 .45
PRINCIPAL LIFETIME 2040 ACCOUNT
Class 1 shares
2020 16 .22 0 .29 2 .23 2 .52 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 18 .09
2019 13 .94 0 .37 3 .01 3 .38 ( 0 .30 ) ( 0 .80 ) ( 1 .10 ) 16 .22
2018 15 .97 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 13 .94
2017 13 .52 0 .36 2 .41 2 .77 ( 0 .20 ) ( 0 .12 ) ( 0 .32 ) 15 .97
2016 13 .53 0 .22 0 .51 0 .73 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 13 .52
PRINCIPAL LIFETIME 2050 ACCOUNT
Class 1 shares
2020 15 .59 0 .27 2 .24 2 .51 ( 0 .28 ) ( 0 .35 ) ( 0 .63 ) 17 .47
2019 13 .37 0 .32 3 .12 3 .44 ( 0 .29 ) ( 0 .93 ) ( 1 .22 ) 15 .59
2018 15 .62 0 .31 ( 1 .53 ) ( 1 .22 ) ( 0 .33 ) ( 0 .70 ) ( 1 .03 ) 13 .37
2017 13 .06 0 .32 2 .55 2 .87 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 15 .62
2016 13 .07 0 .21 0 .52 0 .73 ( 0 .18 ) ( 0 .56 ) ( 0 .74 ) 13 .06

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
12 .89% $ 194,167 0 .01% 1 .81% 53 .4%
18 .12 190,475 0 .01 2 .47 52 .7
( 5 .40 ) 172,173 0 .01 2 .37 28 .7
15 .00 197,935 0 .00 2 .64 23 .6
5 .76 186,646 0 .01 2 .03 17 .7
14 .89 228,291 0 .01 1 .77 52 .3
22 .01 182,172 0 .01 2 .47 35 .8
( 7 .06 ) 140,617 0 .01 2 .21 28 .6
18 .26 152,469 0 .01 2 .77 31 .0
5 .87 123,825 0 .01 1 .89 22 .4
16 .11 107,137 0 .01 1 .82 38 .9
24 .74 85,405 0 .02 2 .36 28 .8
( 7 .85 ) 62,741 0 .01 2 .17 14 .5
20 .68 63,759 0 .01 2 .43 28 .3
5 .45 49,980 0 .02 1 .68 30 .4
16 .68 49,779 0 .02 1 .75 32 .8
26 .39 38,881 0 .04 2 .11 24 .9
( 8 .64 ) 30,354 0 .02 2 .03 22 .6
22 .14 31,610 0 .02 2 .23 36 .5
5 .58 26,674 0 .03 1 .64 33 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME 2060 ACCOUNT
Class 1 shares
2020 $ 14 .68 $ 0 .25 $ 2 .10 $ 2 .35 ( $ 0 .22 ) ( $ 0 .32 ) ( $ 0 .54 ) $ 16 .49
2019 12 .32 0 .30 2 .99 3 .29 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 14 .68
2018 14 .38 0 .25 ( 1 .47 ) ( 1 .22 ) ( 0 .31 ) ( 0 .53 ) ( 0 .84 ) 12 .32
2017 11 .88 0 .40 2 .29 2 .69 ( 0 .12 ) ( 0 .07 ) ( 0 .19 ) 14 .38
2016 11 .75 0 .18 0 .46 0 .64 ( 0 .13 ) ( 0 .38 ) ( 0 .51 ) 11 .88
PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
Class 1 shares
2020 11 .92 0 .25 0 .96 1 .21 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .84
2019 11 .30 0 .33 1 .06 1 .39 ( 0 .29 ) ( 0 .48 ) ( 0 .77 ) 11 .92
2018 12 .11 0 .31 ( 0 .66 ) ( 0 .35 ) ( 0 .33 ) ( 0 .13 ) ( 0 .46 ) 11 .30
2017 11 .40 0 .30 0 .69 0 .99 ( 0 .28 ) – ( 0 .28 ) 12 .11
2016 11 .15 0 .26 0 .27 0 .53 ( 0 .28 ) – ( 0 .28 ) 11 .40
REAL ESTATE SECURITIES ACCOUNT
Class 1 shares
2020 21 .50 0 .36 ( 1 .21 ) ( 0 .85 ) ( 0 .39 ) ( 1 .15 ) ( 1 .54 ) 19 .11
2019 17 .86 0 .34 5 .18 5 .52 ( 0 .40 ) ( 1 .48 ) ( 1 .88 ) 21 .50
2018 20 .62 0 .37 ( 1 .09 ) ( 0 .72 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 17 .86
2017 21 .30 0 .25 1 .62 1 .87 ( 0 .39 ) ( 2 .16 ) ( 2 .55 ) 20 .62
2016 22 .20 0 .31 1 .09 1 .40 ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 21 .30
Class 2 shares
2020 21 .56 0 .34 ( 1 .24 ) ( 0 .90 ) ( 0 .35 ) ( 1 .15 ) ( 1 .50 ) 19 .16
2019 17 .92 0 .30 5 .18 5 .48 ( 0 .36 ) ( 1 .48 ) ( 1 .84 ) 21 .56
2018 20 .70 0 .34 ( 1 .12 ) ( 0 .78 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 17 .92
2017 21 .36 0 .19 1 .64 1 .83 ( 0 .33 ) ( 2 .16 ) ( 2 .49 ) 20 .70
2016 22 .29 0 .28 1 .06 1 .34 ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
16 .58% $ 11,468 0 .07% (c) 1 .73% 58 .8%
27 .24 8,131 0 .10 (c) 2 .15 38 .6
( 9 .25 ) 4,649 0 .10 (c) 1 .71 84 .9
22 .74 5,712 0 .10 (c) 2 .98 33 .1
5 .52 2,644 0 .10 (c) 1 .55 43 .1
10 .30 31,025 0 .03 2 .07 68 .6
12 .46 26,279 0 .06 2 .79 69 .0
( 3 .00 ) 20,664 0 .03 2 .61 31 .2
8 .76 24,630 0 .02 2 .56 20 .0
4 .77 24,741 0 .03 2 .29 28 .5
( 3 .42 ) 129,617 0 .83 1 .89 35 .4
31 .26 155,569 0 .88 (c) 1 .62 19 .3
( 4 .21 ) 133,429 0 .89 1 .89 17 .3
9 .19 154,615 0 .89 1 .19 19 .6
5 .85 158,760 0 .89 1 .38 31 .3
( 3 .65 ) 6,965 1 .08 1 .80 35 .4
30 .94 6,361 1 .13 (c) 1 .43 19 .3
( 4 .47 ) 3,493 1 .14 1 .73 17 .3
8 .94 2,830 1 .14 0 .89 19 .6
5 .53 4,215 1 .14 1 .26 31 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM BALANCED PORTFOLIO
Class 1 shares
2020 $ 15 .67 $ 0 .26 $ 1 .43 $ 1 .69 ( $ 0 .35 ) ( $ 0 .50 ) ( $ 0 .85 ) $ 16 .51
2019 13 .90 0 .31 2 .43 2 .74 ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 15 .67
2018 15 .89 0 .36 ( 1 .07 ) ( 0 .71 ) ( 0 .50 ) ( 0 .78 ) ( 1 .28 ) 13 .90
2017 14 .44 0 .45 1 .71 2 .16 ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 15 .89
2016 14 .69 0 .30 0 .70 1 .00 ( 0 .32 ) ( 0 .93 ) ( 1 .25 ) 14 .44
Class 2 shares
2020 15 .48 0 .23 1 .39 1 .62 ( 0 .31 ) ( 0 .50 ) ( 0 .81 ) 16 .29
2019 13 .74 0 .28 2 .39 2 .67 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 15 .48
2018 15 .72 0 .32 ( 1 .06 ) ( 0 .74 ) ( 0 .46 ) ( 0 .78 ) ( 1 .24 ) 13 .74
2017 14 .30 0 .42 1 .67 2 .09 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 15 .72
2016 14 .55 0 .27 0 .69 0 .96 ( 0 .28 ) ( 0 .93 ) ( 1 .21 ) 14 .30
SAM CONSERVATIVE BALANCED PORTFOLIO
Class 1 shares
2020 12 .19 0 .24 0 .89 1 .13 ( 0 .29 ) ( 0 .23 ) ( 0 .52 ) 12 .80
2019 11 .05 0 .28 1 .45 1 .73 ( 0 .35 ) ( 0 .24 ) ( 0 .59 ) 12 .19
2018 12 .33 0 .34 ( 0 .73 ) ( 0 .39 ) ( 0 .42 ) ( 0 .47 ) ( 0 .89 ) 11 .05
2017 11 .50 0 .38 0 .92 1 .30 ( 0 .34 ) ( 0 .13 ) ( 0 .47 ) 12 .33
2016 11 .52 0 .31 0 .42 0 .73 ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 11 .50
Class 2 shares
2020 12 .03 0 .22 0 .86 1 .08 ( 0 .27 ) ( 0 .23 ) ( 0 .50 ) 12 .61
2019 10 .91 0 .25 1 .43 1 .68 ( 0 .32 ) ( 0 .24 ) ( 0 .56 ) 12 .03
2018 12 .19 0 .31 ( 0 .73 ) ( 0 .42 ) ( 0 .39 ) ( 0 .47 ) ( 0 .86 ) 10 .91
2017 11 .38 0 .36 0 .89 1 .25 ( 0 .31 ) ( 0 .13 ) ( 0 .44 ) 12 .19
2016 11 .41 0 .27 0 .42 0 .69 ( 0 .27 ) ( 0 .45 ) ( 0 .72 ) 11 .38
SAM CONSERVATIVE GROWTH PORTFOLIO
Class 1 shares
2020 19 .94 0 .28 2 .22 2 .50 ( 0 .37 ) ( 0 .32 ) ( 0 .69 ) 21 .75
2019 17 .16 0 .36 3 .68 4 .04 ( 0 .36 ) ( 0 .90 ) ( 1 .26 ) 19 .94
2018 19 .86 0 .35 ( 1 .51 ) ( 1 .16 ) ( 0 .56 ) ( 0 .98 ) ( 1 .54 ) 17 .16
2017 17 .22 0 .54 2 .82 3 .36 ( 0 .30 ) ( 0 .42 ) ( 0 .72 ) 19 .86
2016 17 .22 0 .30 0 .90 1 .20 ( 0 .26 ) ( 0 .94 ) ( 1 .20 ) 17 .22
Class 2 shares
2020 19 .63 0 .24 2 .17 2 .41 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 21 .40
2019 16 .92 0 .32 3 .61 3 .93 ( 0 .32 ) ( 0 .90 ) ( 1 .22 ) 19 .63
2018 19 .60 0 .31 ( 1 .50 ) ( 1 .19 ) ( 0 .51 ) ( 0 .98 ) ( 1 .49 ) 16 .92
2017 17 .01 0 .49 2 .78 3 .27 ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 19 .60
2016 17 .02 0 .25 0 .89 1 .14 ( 0 .21 ) ( 0 .94 ) ( 1 .15 ) 17 .01

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
11 .28% $ 568,806 0 .23% 1 .74% 18 .9%
20 .01 574,960 0 .24 (c) 2 .06 23 .0
( 5 .04 ) 561,162 0 .23 (c) 2 .29 18 .2
15 .21 678,409 0 .23 2 .92 27 .4
6 .82 672,562 0 .23 2 .07 16 .5
10 .96 134,181 0 .48 1 .56 18 .9
19 .74 123,870 0 .49 (c) 1 .89 23 .0
( 5 .25 ) 104,051 0 .48 (c) 2 .10 18 .2
14 .88 110,129 0 .48 2 .77 27 .4
6 .62 97,047 0 .48 1 .88 16 .5
9 .60 164,411 0 .24 2 .03 23 .4
15 .88 164,095 0 .24 (c) 2 .32 30 .8
( 3 .49 ) 154,297 0 .22 (c) 2 .79 19 .5
11 .46 178,523 0 .23 3 .16 26 .3
6 .37 183,830 0 .23 2 .64 19 .8
9 .25 30,178 0 .49 1 .85 23 .4
15 .66 25,380 0 .49 (c) 2 .15 30 .8
( 3 .75 ) 20,449 0 .47 (c) 2 .59 19 .5
11 .14 20,541 0 .48 3 .06 26 .3
6 .08 17,477 0 .48 2 .39 19 .8
12 .95 226,009 0 .23 1 .46 20 .7
24 .06 213,346 0 .24 (c) 1 .89 16 .2
( 6 .62 ) 189,654 0 .23 (c) 1 .81 27 .0
19 .78 220,054 0 .23 2 .88 35 .1
7 .00 194,284 0 .23 1 .73 25 .5
12 .68 158,606 0 .48 1 .28 20 .7
23 .68 143,501 0 .49 (c) 1 .68 16 .2
( 6 .82 ) 118,307 0 .48 (c) 1 .60 27 .0
19 .46 127,079 0 .48 2 .68 35 .1
6 .76 108,247 0 .48 1 .49 25 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Variable Contracts Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net
Investment
Income
(Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
SAM FLEXIBLE INCOME PORTFOLIO
Class 1 shares
2020 $ 12 .58 $ 0 .31 $ 0 .57 $ 0 .88 ( $ 0 .36 ) ( $ 0 .29 ) ( $ 0 .65 ) $ 12 .81
2019 11 .86 0 .33 1 .22 1 .55 ( 0 .46 ) ( 0 .37 ) ( 0 .83 ) 12 .58
2018 12 .95 0 .40 ( 0 .63 ) ( 0 .23 ) ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 11 .86
2017 12 .45 0 .47 0 .56 1 .03 ( 0 .44 ) ( 0 .09 ) ( 0 .53 ) 12 .95
2016 12 .27 0 .42 0 .44 0 .86 ( 0 .43 ) ( 0 .25 ) ( 0 .68 ) 12 .45
Class 2 shares
2020 12 .44 0 .28 0 .56 0 .84 ( 0 .33 ) ( 0 .29 ) ( 0 .62 ) 12 .66
2019 11 .74 0 .31 1 .19 1 .50 ( 0 .43 ) ( 0 .37 ) ( 0 .80 ) 12 .44
2018 12 .83 0 .38 ( 0 .63 ) ( 0 .25 ) ( 0 .51 ) ( 0 .33 ) ( 0 .84 ) 11 .74
2017 12 .34 0 .45 0 .54 0 .99 ( 0 .41 ) ( 0 .09 ) ( 0 .50 ) 12 .83
2016 12 .17 0 .38 0 .44 0 .82 ( 0 .40 ) ( 0 .25 ) ( 0 .65 ) 12 .34
SAM STRATEGIC GROWTH PORTFOLIO
Class 1 shares
2020 21 .85 0 .26 2 .96 3 .22 ( 0 .38 ) ( 0 .52 ) ( 0 .90 ) 24 .17
2019 18 .36 0 .39 4 .54 4 .93 ( 0 .33 ) ( 1 .11 ) ( 1 .44 ) 21 .85
2018 21 .72 0 .33 ( 2 .01 ) ( 1 .68 ) ( 0 .52 ) ( 1 .16 ) ( 1 .68 ) 18 .36
2017 18 .54 0 .51 3 .54 4 .05 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 21 .72
2016 18 .70 0 .30 0 .85 1 .15 ( 0 .28 ) ( 1 .03 ) ( 1 .31 ) 18 .54
Class 2 shares
2020 21 .53 0 .22 2 .91 3 .13 ( 0 .34 ) ( 0 .52 ) ( 0 .86 ) 23 .80
2019 18 .11 0 .34 4 .47 4 .81 ( 0 .28 ) ( 1 .11 ) ( 1 .39 ) 21 .53
2018 21 .46 0 .28 ( 2 .00 ) ( 1 .72 ) ( 0 .47 ) ( 1 .16 ) ( 1 .63 ) 18 .11
2017 18 .33 0 .47 3 .48 3 .95 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 21 .46
2016 18 .50 0 .26 0 .83 1 .09 ( 0 .23 ) ( 1 .03 ) ( 1 .26 ) 18 .33
SHORT-TERM INCOME ACCOUNT
Class 1 shares
2020 2 .57 0 .04 0 .05 0 .09 ( 0 .06 ) – ( 0 .06 ) 2 .60
2019 2 .52 0 .06 0 .06 0 .12 ( 0 .07 ) – ( 0 .07 ) 2 .57
2018 2 .55 0 .06 ( 0 .03 ) 0 .03 ( 0 .06 ) – ( 0 .06 ) 2 .52
2017 2 .54 0 .05 0 .01 0 .06 ( 0 .05 ) – ( 0 .05 ) 2 .55
2016 2 .54 0 .05 – 0 .05 ( 0 .05 ) – ( 0 .05 ) 2 .54
SMALLCAP ACCOUNT
Class 1 shares
2020 15 .33 0 .03 3 .03 3 .06 ( 0 .07 ) ( 1 .06 ) ( 1 .13 ) 17 .26
2019 14 .30 0 .08 3 .67 3 .75 ( 0 .06 ) ( 2 .66 ) ( 2 .72 ) 15 .33
2018 17 .10 0 .03 ( 1 .62 ) ( 1 .59 ) ( 0 .06 ) ( 1 .15 ) ( 1 .21 ) 14 .30
2017 15 .21 0 .06 1 .89 1 .95 ( 0 .06 ) – ( 0 .06 ) 17 .10
2016 13 .55 0 .15 2 .15 2 .30 ( 0 .04 ) ( 0 .60 ) ( 0 .64 ) 15 .21
Class 2 shares
2020 15 .26 – 3 .01 3 .01 ( 0 .04 ) ( 1 .06 ) ( 1 .10 ) 17 .17
2019 14 .24 0 .04 3 .66 3 .70 ( 0 .02 ) ( 2 .66 ) ( 2 .68 ) 15 .26
2018 17 .04 ( 0 .01 ) ( 1 .62 ) ( 1 .63 ) ( 0 .02 ) ( 1 .15 ) ( 1 .17 ) 14 .24
2017 15 .17 0 .02 1 .87 1 .89 ( 0 .02 ) – ( 0 .02 ) 17 .04
2016 13 .52 0 .11 2 .15 2 .26 ( 0 .01 ) ( 0 .60 ) ( 0 .61 ) 15 .17

See accompanying notes.

Financial Highlights (Continued)
Principal Variable Contracts Funds, Inc.
Total Return(b)
Net Assets, End of Period (in
thousands)
Ratio of Expenses to Average Net
Assets
Ratio of Net Investment Income to
Average Net Assets Portfolio Turnover Rate
7 .27% $ 149,396 0 .24% 2 .51% 38 .6%
13 .25 157,922 0 .24 2 .65 37 .4
( 1 .97 ) 157,019 0 .23 3 .19 19 .9
8 .41 194,742 0 .23 3 .69 29 .3
7 .04 196,393 0 .23 3 .32 17 .1
7 .03 34,866 0 .49 2 .31 38 .6
12 .97 30,663 0 .49 2 .46 37 .4
( 2 .20 ) 25,656 0 .48 3 .07 19 .9
8 .13 23,003 0 .48 3 .57 29 .3
6 .73 20,085 0 .48 3 .06 17 .1
15 .40 187,904 0 .23 1 .24 22 .3
27 .44 169,489 0 .24 (c) 1 .89 20 .3
( 8 .60 ) 140,247 0 .23 (c) 1 .56 37 .8
22 .22 163,861 0 .23 2 .50 37 .7
6 .15 145,083 0 .23 1 .61 23 .4
15 .13 167,706 0 .48 1 .09 22 .3
27 .13 145,924 0 .49 (c) 1 .67 20 .3
( 8 .87 ) 114,902 0 .48 (c) 1 .34 37 .8
21 .95 126,632 0 .48 2 .33 37 .7
5 .90 103,870 0 .48 1 .41 23 .4
3 .36 157,019 0 .51 (c) 1 .61 73 .7
4 .70 130,852 0 .51 (c) 2 .31 54 .2
1 .02 149,075 0 .50 (c) 2 .19 49 .9
2 .39 158,446 0 .50 (c) 2 .01 67 .3
2 .14 170,538 0 .50 (c) 1 .91 48 .6
22 .20 195,848 0 .84 0 .24 38 .8
27 .40 184,434 0 .84 0 .53 34 .7
( 10 .89 ) 163,243 0 .83 0 .20 45 .0
12 .87 208,669 0 .83 0 .37 64 .1
17 .39 209,911 0 .83 1 .08 57 .1
21 .87 8,414 1 .09 ( 0 .01 ) 38 .8
27 .12 6,829 1 .09 0 .28 34 .7
( 11 .17 ) (d) 4,874 1 .08 ( 0 .05 ) 45 .0
12 .57 (d) 5,371 1 .08 0 .12 64 .1
17 .15 4,938 1 .08 0 .80 57 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return does not reflect charges attributable to separate accounts.  Inclusion of these charges would reduce the amounts shown.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of
Principal Variable Contracts Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Variable Contracts Funds, Inc. (the “Fund”) (comprising Blue Chip Account, Bond Market
Index Account, Core Plus Bond Account, Diversified Balanced Account, Diversified Balanced Managed Volatility Account, Diversified Balanced Volatility Control Account,
Diversified Growth Account, Diversified Growth Managed Volatility Account, Diversified Growth Volatility Control Account, Diversified Income Account, Diversified
International Account, Equity Income Account, Government & High Quality Bond Account, International Emerging Markets Account, LargeCap Growth Account I, LargeCap
S&P 500 Index Account, LargeCap S&P 500 Managed Volatility Index Account, MidCap Account, Principal Capital Appreciation Account, Principal LifeTime 2010 Account,
Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime 2060 Account,
Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth
Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, and SmallCap Account (collectively referred to as the “Accounts”), including the schedules of investments, as of December 31, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Accounts comprising the Fund at December 31, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Accounts comprising the Fund
Statement of
operations
Statements of
changes in net assets
Financial highlights
Bond Market Index Account
Core Plus Bond Account
Diversified Balanced Account
Diversified Balanced Managed Volatility Account
Diversified Growth Account
Diversified Growth Managed Volatility Account
Diversified Income Account
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
International Emerging Markets Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap S&P 500 Managed Volatility Index
Account
MidCap Account
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime 2060 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Account
SmallCap Account
For the year ended
December 31, 2020
For each of the two
years in the period ended
December 31, 2020
For each of the five years in the
period ended December 31, 2020
Blue Chip Account
For the period from December 9, 2020, date operations commenced, through December
31, 2020
Diversified Balanced Volatility Control Account
Diversified Growth Volatility Control Account
For the year ended
December 31, 2020
For each of the two
years in the period ended
December 31, 2020
For each of the three years ended
December 31, 2020 and the
period from March 30, 2017, date
operations commenced, through
December 31, 2017

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Accounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, transfer agent, agent banks, and brokers or by other appropriate auditing procedures where replies from agent banks and brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
February 19, 2021

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2020 (unaudited)

As a shareholder of Principal Variable Contracts Funds, Inc. you incur ongoing costs, including management fees; distribution fees; and
other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable
Contracts Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the
Accounts bear directly, each of the Accounts may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the Accounts invest. These expenses are not included in the Account’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( July 1, 2020 to
December 31, 2020 ), unless otherwise noted.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each account’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds.
Beginning Account
Value July 1, 2020
Ending
Account Value
December 31, 2020
Expenses Paid
During Period
July 1, 2020
to December 31, 2020
(a)
Annualized
Expense Ratio
Blue Chip Account Class 3
Actual $ 1,000.00 $ 1,034.00 $ 0.64
(b)
1.05%
Hypothetical 1,000.00 1,019.86 5.33 1.05
Bond Market Index Account Class 1
Actual 1,000.00 1,011.53 0.71 0.14
Hypothetical 1,000.00 1,024.43 0.71 0.14
Core Plus Bond Account Class 1
Actual 1,000.00 1,033.50 2.40 0.47
Hypothetical 1,000.00 1,022.77 2.39 0.47
Diversified Balanced Account Class 1
Actual 1,000.00 1,120.08 0.27 0.05
Hypothetical 1,000.00 1,024.89 0.25 0.05
Diversified Balanced Account Class 2
Actual 1,000.00 1,118.21 1.60 0.30
Hypothetical 1,000.00 1,023.63 1.53 0.30
Diversified Balanced Account Class 3
Actual 1,000.00 1,015.01 0.27
(b)
0.45
Hypothetical 1,000.00 1,022.87 2.29 0.45
Diversified Balanced Managed Volatility Account Class 2
Actual 1,000.00 1,112.58 1.65 0.31
Hypothetical 1,000.00 1,023.58 1.58 0.31
Diversified Balanced Managed Volatility Account Class 3
Actual 1,000.00 1,014.12 0.28
(b)
0.46
Hypothetical 1,000.00 1,022.82 2.34 0.46

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2020 (unaudited)

Beginning Account
Value July 1, 2020
Ending
Account Value
December 31, 2020
Expenses Paid
During Period
July 1, 2020
to December 31, 2020
(a)
Annualized
Expense Ratio
Diversified Balanced Volatility Control Account Class 2
Actual $ 1,000.00 $ 1,093.80 $ 2.00 0.38%
Hypothetical 1,000.00 1,023.23 1.93 0.38
Diversified Balanced Volatility Control Account Class 3
Actual 1,000.00 1,014.73 0.32
(b)
0.53
Hypothetical 1,000.00 1,022.47 2.69 0.53
Diversified Growth Account Class 2
Actual 1,000.00 1,151.81 1.62 0.30
Hypothetical 1,000.00 1,023.63 1.53 0.30
Diversified Growth Account Class 3
Actual 1,000.00 1,017.68 0.27
(b)
0.45
Hypothetical 1,000.00 1,022.87 2.29 0.45
Diversified Growth Managed Volatility Account Class 2
Actual 1,000.00 1,144.10 1.62 0.30
Hypothetical 1,000.00 1,023.63 1.53 0.30
Diversified Growth Managed Volatility Account Class 3
Actual 1,000.00 1,017.03 0.27
(b)
0.45
Hypothetical 1,000.00 1,022.87 2.29 0.45
Diversified Growth Volatility Control Account Class 2
Actual 1,000.00 1,118.67 1.97 0.37
Hypothetical 1,000.00 1,023.28 1.88 0.37
Diversified Growth Volatility Control Account Class 3
Actual 1,000.00 1,016.84 0.32
(b)
0.52
Hypothetical 1,000.00 1,022.52 2.64 0.52
Diversified Income Account Class 2
Actual 1,000.00 1,085.22 1.57 0.30
Hypothetical 1,000.00 1,023.63 1.53 0.30
Diversified Income Account Class 3
Actual 1,000.00 1,011.60 0.27
(b)
0.45
Hypothetical 1,000.00 1,022.87 2.29 0.45
Diversified International Account Class 1
Actual 1,000.00 1,277.96 5.21 0.91
Hypothetical 1,000.00 1,020.56 4.62 0.91
Equity Income Account Class 1
Actual 1,000.00 1,247.54 2.71 0.48
Hypothetical 1,000.00 1,022.72 2.44 0.48
Equity Income Account Class 2
Actual 1,000.00 1,245.67 4.12 0.73
Hypothetical 1,000.00 1,021.47 3.71 0.73
Equity Income Account Class 3
Actual 1,000.00 1,021.12 0.53
(b)
0.88
Hypothetical 1,000.00 1,020.71 4.47 0.88
Government & High Quality Bond Account Class 1
Actual 1,000.00 1,004.10 2.57 0.51
Hypothetical 1,000.00 1,022.57 2.59 0.51
International Emerging Markets Account Class 1
Actual 1,000.00 1,319.43 7.05 1.21
Hypothetical 1,000.00 1,019.05 6.14 1.21
LargeCap Growth Account I Class 1
Actual 1,000.00 1,232.04 3.87 0.69
Hypothetical 1,000.00 1,021.67 3.51 0.69
LargeCap S&P 500 Index Account Class 1
Actual 1,000.00 1,220.07 1.40 0.25
Hypothetical 1,000.00 1,023.88 1.27 0.25

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2020 (unaudited)

Beginning Account
Value July 1, 2020
Ending
Account Value
December 31, 2020
Expenses Paid
During Period
July 1, 2020
to December 31, 2020
(a)
Annualized
Expense Ratio
LargeCap S&P 500 Index Account Class 2
Actual $ 1,000.00 $ 1,218.58 $ 2.79 0.50%
Hypothetical 1,000.00 1,022.62 2.54 0.50
LargeCap S&P 500 Managed Volatility Index
Account Class 1
Actual 1,000.00 1,201.77 2.55 0.46
Hypothetical 1,000.00 1,022.82 2.34 0.46
MidCap Account Class 1
Actual 1,000.00 1,244.16 3.05 0.54
Hypothetical 1,000.00 1,022.42 2.75 0.54
MidCap Account Class 2
Actual 1,000.00 1,242.79 4.45 0.79
Hypothetical 1,000.00 1,021.17 4.01 0.79
Principal Capital Appreciation Account Class 1
Actual 1,000.00 1,229.60 3.53 0.63
Hypothetical 1,000.00 1,021.97 3.20 0.63
Principal Capital Appreciation Account Class 2
Actual 1,000.00 1,228.11 4.93 0.88
Hypothetical 1,000.00 1,020.71 4.47 0.88
Principal LifeTime 2010 Account Class 1
Actual 1,000.00 1,095.92 0.11 0.02
Hypothetical 1,000.00 1,025.04 0.10 0.02
Principal LifeTime 2020 Account Class 1
Actual 1,000.00 1,134. 60 0.00 0.00
Hypothetical 1,000.00 1,025.14 0.00 0.00
Principal LifeTime 2030 Account Class 1
Actual 1,000.00 1,177. 60 0.00 0.00
Hypothetical 1,000.00 1,025.14 0.00 0.00
Principal LifeTime 2040 Account Class 1
Actual 1,000.00 1,210.34 0.06 0.01
Hypothetical 1,000.00 1,025.09 0.05 0.01
Principal LifeTime 2050 Account Class 1
Actual 1,000.00 1,230.77 0.06 0.01
Hypothetical 1,000.00 1,025.09 0.05 0.01
Principal LifeTime 2060 Account Class 1
Actual 1,000.00 1,241.01 0.34 0.06
Hypothetical 1,000.00 1,024.83 0.31 0.06
Principal LifeTime Strategic Income Account Class 1
Actual 1,000.00 1,080.33 0.10 0.02
Hypothetical 1,000.00 1,025.04 0.10 0.02
Real Estate Securities Account Class 1
Actual 1,000.00 1,120.59 4.37 0.82
Hypothetical 1,000.00 1,021.01 4.17 0.82
Real Estate Securities Account Class 2
Actual 1,000.00 1,119.29 5.70 1.07
Hypothetical 1,000.00 1,019.76 5.43 1.07
SAM Balanced Portfolio Class 1
Actual 1,000.00 1,160.93 1.25 0.23
Hypothetical 1,000.00 1,023.98 1.17 0.23
SAM Balanced Portfolio Class 2
Actual 1,000.00 1,159.75 2.61 0.48
Hypothetical 1,000.00 1,022.72 2.44 0.48

Shareholder Expense Example
Principal Variable Contracts Funds, Inc.
December 31, 2020 (unaudited)

Beginning Account
Value July 1, 2020
Ending
Account Value
December 31, 2020
Expenses Paid
During Period
July 1, 2020
to December 31, 2020
(a)
Annualized
Expense Ratio
SAM Conservative Balanced Portfolio Class 1
Actual $ 1,000.00 $ 1,121.78 $ 1.23 0.23%
Hypothetical 1,000.00 1,023.98 1.17 0.23
SAM Conservative Balanced Portfolio Class 2
Actual 1,000.00 1,120.41 2.56 0.48
Hypothetical 1,000.00 1,022.72 2.44 0.48
SAM Conservative Growth Portfolio Class 1
Actual 1,000.00 1,201.82 1.27 0.23
Hypothetical 1,000.00 1,023.98 1.17 0.23
SAM Conservative Growth Portfolio Class 2
Actual 1,000.00 1,200.20 2.65 0.48
Hypothetical 1,000.00 1,022.72 2.44 0.48
SAM Flexible Income Portfolio Class 1
Actual 1,000.00 1,089.16 1.21 0.23
Hypothetical 1,000.00 1,023.98 1.17 0.23
SAM Flexible Income Portfolio Class 2
Actual 1,000.00 1,087.77 2.52 0.48
Hypothetical 1,000.00 1,022.72 2.44 0.48
SAM Strategic Growth Portfolio Class 1
Actual 1,000.00 1,242.13 1.30 0.23
Hypothetical 1,000.00 1,023.98 1.17 0.23
SAM Strategic Growth Portfolio Class 2
Actual 1,000.00 1,240.65 2.70 0.48
Hypothetical 1,000.00 1,022.72 2.44 0.48
Short-Term Income Account Class 1
Actual 1,000.00 1,010.04 2.58 0.51
Hypothetical 1,000.00 1,022.57 2.59 0.51
SmallCap Account Class 1
Actual 1,000.00 1,367.38 4.94 0.83
Hypothetical 1,000.00 1,020.96 4.22 0.83
SmallCap Account Class 2
Actual 1,000.00 1,365.47 6.42 1.08
Hypothetical 1,000.00 1,019.71 5.48 1.08
(a)
Expenses are equal to an Account's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
(b)
Expenses are equal to an Account’s annualized expense ratio multiplied by the average account value over the period (December 9, 2020 to December 31, 2020), multiplied by 22/366 (to reflect the period since inception).

Principal Variable Contracts Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Accounts made distributions for the month of September 2020 for which a portion is estimated to be in excess of the Account’s current and accumulated net income. As of September 2020, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Accounts will not be available until the end of the Accounts’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
September 2020
Fund Net Income Realized Gain Capital Sources
Diversified International Account 97.22% 0.00% 2.78%
LargeCap Growth Account I 0.00 100.00 0.00

FUND DIRECTORS AND OFFICERS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are also sponsored by
Principal Life Insurance Company. Each director generally holds office for an indefinite term until the director reaches age 72 (unless such mandatory retirement age is waived by the Board). Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 123 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired. 123 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 123 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Formerly, CEO, MAM USA 123 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
123 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 123 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 123 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Managing Director, Patomak Global Partners, LLC 123 None

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the
Manager and Principal Life.
Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other Directorships
Held by Director
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired. 123 SpartanNash; formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 123 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
Director, PGI since 2018
President, Principal Global Asset Management
(“PGAM”), PGI, Principal Life Insurance Company
(“PLIC”), and Principal Financial Services, Inc.
(“PFSI) (2018-2021)
Executive Vice President, RobustWealth, Inc. since
2018
Executive Vice President/Chief Investment Officer,
PLIC and PFSI (2014-2018)
123 None
Patrick Halter
Member, Executive Committee
Director since 2017
1959
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Chair, PGI since 2018
Director, PGI (2003-2018)
President, PGAM, PFSI, and PLIC since 2020
Director, Origin Asset Management LLP since 2018
Chair, Post Advisory Group, LLC (2017-2020)
Director, Post since 2020
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017
Chair, CCIP, LLC since 2017
123 None

The following table presents officers of the Funds.
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President, Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
Director, PFA since 2020
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, PFD since 2019
Director, PREI since 2020
Chair and Executive Vice President, PSS since 2019
Principal Executive Officer, OC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PGI
since 2016
Assistant General Counsel, PGI (2007–2016)
Vice President/Associate General Counsel, PLIC
since 2013
Tracy W. Bollin
Chief Financial Officer
Des Moines, IA 50392
1970
Managing Director, PGI since 2016
Chief Operating Officer, PMC (2015-2017)
Chief Financial Officer, PFA (2010-2015)
Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President/Treasurer, PFA since 2016
Vice President/Treasurer, PFD since 2016
Vice President/Treasurer, PGI since 2016
Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Compliance Advisor, PMC (2013-2015)
Sara L. Reece
Vice President and Controller
Des Moines, IA 50392
1975
Director - Accounting, PLIC since 2015
Assistant Financial Controller, PLIC prior to 2015
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer (2015-2018)
Deputy Chief Compliance Officer, PGI since 2017
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PLIC since 2013

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.
The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the
Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des
Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and
Name,
Position Held with the Fund,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2014-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President/Treasurer, PGI since 2017
Assistant Vice President/Treasury, PFA since 2013
Assistant Vice President/Treasury, PFD since 2013
Assistant Vice President/Treasury, PLIC since 2014
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC
Clint L. Woods
Counsel, Vice President, and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, PLIC since 2015
Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013
Jared Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI since 2017
Counsel, PLIC since 2015
Senior Attorney, Transamerica Life Insurance
Company (2013-2015)

otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated May 1, 2020 and as supplemented, and the Statement of Additional
Information dated May 1, 2020 and as supplemented. These documents may be obtained free of charge by writing Principal Funds,
Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses-pvc.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Variable Contracts Funds, Inc. (“PVC”) approved (1) the renewal of the Management Agreement and various subadvisory agreements for all Funds; and (2) a Management Agreement between PVC and Principal Global Investors, LLC (“PGI” or the “Manager”) related to the addition of the Blue Chip Account.
Annual Review and Renewal of Management Agreement and Subadvisory Agreements
At its September 15, 2020 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Subadvisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PVC, as defined in the 1940 Act
(the “Independent Directors”), annually to review and to consider the continuation of: (1) the Management Agreement between the Principal
Global Investors, LLC (the “Manager”) and PVC, on behalf of each of the thirty-three (33) series of PVC (each series is referred to as a
“Fund”); and (2) the Subadvisory Agreements between the Manager and each of Brown Advisory, LLC; Principal Real Estate Investors, LLC
(“Principal-REI”); Spectrum Asset Management Inc. (“Spectrum”) and T. Rowe Price Associates, Inc. (collectively, the “Subadvisors”). The
Management Agreement and the Subadvisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
With respect to the Management Agreement for each Fund, the Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with respect thereto, for each of the Funds. The Board concluded that a relationship with a capable and conscientious adviser is in the best interests of each Fund.
Nature, Extent and Quality of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreements, including accounting and administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreement. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for certain Funds to the Subadvisors. The Board noted
that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated subadvisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated Subadvisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated subadvisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing Subadvisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and information regarding the research payment accounts for applicable Funds and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2020 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2020, and compared those returns to various agreed-upon performance measures, including peer-group data based upon a broad-based, industry category determined by Morningstar Direct data.
For Funds or Subadvisors that did not have a three-year or five-year performance history, the Board reviewed performance for a one-year or three-year period ended March 31, 2020, respectively, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2020, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain
Subadvisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Subadvisor, remedial efforts being taken to improve performance and/or the Manager’s explanation for the performance of such Fund or
Subadvisor. The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Subadvisors, for which they received regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Subadvisors at the appropriate time, if necessary.
Investment Management Fees
The Board considered each Fund’s effective management fee rate. For each Fund, the Board received certain information from Broadridge.
For Funds the Board received information comparing each Fund’s (1) effective contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels, and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Class 1 shares of the Funds, in each case as available, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by
Broadridge (“Expense Group”), and, if available, a broad-based, industry category defined by Broadridge (“Expense Universe”). For Funds that did not offer Class 1 shares, the information provided was based upon Class 2 shares.
In evaluating the effective management fee rates, the Board considered a variety of factors, including the effective fee rates, breakpoints, comparison to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, subadvisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered that certain PVC funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fees of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to their Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better.
With respect to the PVC Principal LifeTime Accounts, the Board noted that the Funds pay no Fund-level management fees. The Board also reviewed the actual non-management expenses of the Funds, which the Board concluded were reasonable. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses.
With respect to the Largecap Growth Account I that uses the “Core Satellite” structure, the Board also considered that the Manager contractually agreed to continue to waive a portion of its management fee. The Board considered the services provided by the Manager in managing the enhanced index “Core” sleeve as a part of the overall services covered by the net management fee received by the Manager.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for certain Funds and share classes that are both currently operating and projected to operate below current applicable expense caps.
With regard to the Short Term Income Account and the Government & High Quality Bond Account, the Board accepted management’s proposal to amend the Management Agreement for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to the LargeCap S&P 500 Managed Volatility Index Account, the Board noted that the contractual management fee rate, the effective net management fee rate and the total net expense ratio on the basis of Class 1 shares were higher than third quartile (each was at the
99th percentile) in the Expense Group. Considering all relevant factors, including that the other funds in the Expense Group did not include the additional feature of a volatility management strategy and that the Fund’s performance was in the second quartile of its Performance
Universe for the three-year and blended three- and five-year periods ended March 31, 2020 (29th and 31st percentiles, respectively), the
Board concluded that the Management Agreement should be renewed.
Considering all factors they deemed relevant, the Board concluded that the management fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.
In addition, with regard to the Diversified Growth Volatility Control Account and the Diversified Balanced Volatility Control Account, both of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment
Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-
traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager, received under the Management Agreements and the estimated direct and indirect costs incurred in providing to each Fund the services described in the applicable Management Agreements for the year ended December 31, 2019. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisors (Principal-REI and Spectrum) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2019. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Principal LifeTime Accounts do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fees for the Bond Market Index Account, Diversified Balanced Account, the Diversified Balanced
Managed Volatility Account, the Diversified Balanced Volatility Control Account, the Diversified Growth Account, the Diversified Growth
Managed Volatility Account, the Diversified Growth Volatility Control Account, the Diversified Income Account and the LargeCap S&P 500
Index Account do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including the level of the fee, the Board determined that no breakpoints were necessary at this time.
The Board further determined that no breakpoints are necessary at this time for the LargeCap S&P 500 Managed Volatility Index Account
due, among other factors, to their current asset levels and taking into account levels of profitability to the Manager.
Subadvisory Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fees, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Subadvisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisors to the subadvised Funds under the
Subadvisory Agreements are satisfactory.
Investment Performance
As to each subadvised Fund, the Manager had advised the Board that the investment services delivered by each Subadvisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Subadvisor is qualified and that either: (1) the investment performance of the Subadvisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Subadvisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Subadvisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each subadvised Fund, the Board considered the subadvisory fee rates, noting that the Manager compensates each Subadvisor from its own management fee, so that shareholders pay only the management fee. For each subadvised Fund, the Board received certain information from Broadridge comparing each such Fund’s subadvisory fee rate at current asset levels and at theoretical asset levels to subadvisory fee rates of subadvised funds in the Expense Group and, if available, the Expense Universe.
The Board considered whether there are economies of scale with respect to the subadvisory services provided to each subadvised Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees or whether the subadvisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the subadvisory fees and the factor of profitability, with respect to unaffiliated Subadvisors, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the
Subadvisor. The Board considered the profitability of the affiliated Subadvisors in conjunction with their review of the profitability of the
Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.
Other Benefits to Subadvisors
The Board also considered the character and amount of other incidental benefits received by each Subadvisor when evaluating the subadvisory fees. The Board considered as a part of this analysis each Subadvisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that, on the basis of the information provided, the subadvisory fees were reasonable.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.
Management Agreement for Blue Chip Account
On September 14, 2020, the Board met to consider for the newly established PVC Blue Chip Account (the “Account”) the approval of a management agreement (the “Management Agreement”) between PVC and Principal Global Investors, LLC (the “Manager”).
Based upon their review, the Board concluded that it was in the best interests of the Account to approve the Management Agreement and, accordingly, recommended to the Board of Directors the approval of the Management Agreement. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.
The Board considered, among other factors, that the Manager serves as the investment adviser to the existing series of PVC, that the Manager has had a long-term relationship with PVC, and that the Manager has demonstrated a long-term commitment to support the Principal Funds.
The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of the Account. In addition, the Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services expected to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2020 annual renewal of the management agreements for the other
Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other accounts of PVC under the management agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreement for PVC; and (3) considered the compliance program established by the Manager for PVC, as applicable, the quality of that program and the level of compliance attained by PVC. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Account under the Management Agreement are expected to be satisfactory.
Investment Performance
Because the Account is a newly created series, the Board did not review performance of the Account as no track record was available. The
Board reviewed the historical one- , three- and five-year and since inception (June 14, 2012) performance, net of fees, as of June 30, 2020 of the Institutional Class shares of a series of Principal Funds, Inc. (“PFI”) that is managed by the Manager in accordance with the proposed investment strategy for the Account, as compared to a relevant benchmark index and a relevant Morningstar category. The Board also reviewed the historical annual performance of the Institutional Class shares of the same series of PFI for each of the last five calendar years, net of fees, as compared to the relevant benchmark index and the relevant Morningstar category. The Board concluded, based upon the information provided, that the Manager is qualified.
Fees, Economies of Scale and Profitability
The Board considered the Account’s proposed management fee. The Board received information from the Manager, based upon data supplied by Broadridge, comparing the proposed management fee to advisory fees of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Account under the Management Agreement. The
Board noted that the proposed management fee schedule includes breakpoints, and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.
In evaluating the management fee, the Board considered the estimated profitability of the Account to the Manager. The Board also reviewed the anticipated expense ratio of the Class 3 shares of the Account and considered that the Manager proposed to cap the total expense ratio for that class at a specified level through April 30, 2020. On the basis of the information provided, the Board concluded that the proposed management fee for the Account was reasonable.

Other Benefits
The Board also considered the character and amount of other incidental benefits to be received by the Manager. The Board noted that the
Manager intends to use Account commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Manager and its affiliates were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Account.

Special Meeting of Shareholders
Principal Variable Contracts Funds, Inc.
Held October 28, 2020
1. The approval of a change to the Account’s sub-classification under the Investment Company Act of 1940 from ‘diversified’ to ‘non-
diversified’ and a change to the related fundamental investment restriction.
For Against Abstain
LargeCap Growth Account I 11,143,341.183 846,221.384 670,898.969

Federal Income Tax Information
Principal Variable Contracts Funds, Inc.
December 31, 2020 (unaudited)

Long-Term Capital Gain Dividends. Certain Accounts distributed long-term capital gain dividends during the fiscal year ended December
31, 2020 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the notes to financial statements. To the extent necessary to distribute such capital gains, certain Accounts may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the percentage of ordinary income distributions (dividend income and short-term gains, if any) for the year ended December 31, 2020 , that qualifies for the DRD are as follows:
Foreign Taxes Paid. The following Accounts elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes reported on a per share basis in the year ended December 31, 2020 , are as follows:
The Accounts may receive a refund of taxes that can result in a redetermination of historical foreign taxes paid in accordance with IRC
Section 905(c). The Accounts will provide by February 28th annually, when applicable, any foreign tax redetermination on Principal’s Tax
Center website under the Principal Variable Contracts Funds, Inc.’s Foreign Tax Redetermination Notices.
The latest Federal Income Tax Information is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
DRD DRD
Blue Chip Account N/A MidCap Account 100.00%
Bond Market Index Account 0.00% Principal Capital Appreciation Account 100.00
Core Plus Bond Account 0.56 Principal LifeTime 2010 Account 11.02
Diversified Balanced Account 31.32 Principal LifeTime 2020 Account 16.33
Diversified Balanced Managed Volatility Account 30.79 Principal LifeTime 2030 Account 26.36
Diversified Balanced Volatility Control Account 28.84 Principal LifeTime 2040 Account 31.63
Diversified Growth Account 43.39 Principal LifeTime 2050 Account 36.93
Diversified Growth Managed Volatility Account 40.11 Principal LifeTime 2060 Account 39.24
Diversified Growth Volatility Control Account 35.97 Principal LifeTime Strategic Income Account 7.90
Diversified Income Account 22.20 Real Estate Securities Account 0.69
Diversified International Account 0.00 SAM Balanced Portfolio 33.12
Equity Income Account 81.49 SAM Conservative Balanced Portfolio 22.15
Government & High Quality Bond Account 0.00 SAM Conservative Growth Portfolio 45.85
International Emerging Markets Account 0.19 SAM Flexible Income Portfolio 16.19
LargeCap Growth Account I 87.21 SAM Strategic Growth Portfolio 49.37
LargeCap S&P 500 Index Account 92.86 Short-Term Income Account 0.00
LargeCap S&P 500 Managed Volatility Index
Account 99.99 SmallCap Account 99.96
Foreign Taxes
Per Share
Foreign
Source
Income
Foreign Taxes
Per Share
Foreign
Source
Income
Diversified Balanced Account $ 0.0033 8.43% Principal LifeTime 2030 Account $ 0.0068 24.10%
Diversified Balanced Managed Volatility Account 0.0025 9.35 Principal LifeTime 2040 Account 0.0104 31.08
Diversified Balanced Volatility Control Account 0.0018 8.99 Principal LifeTime 2050 Account 0.0108 35.33
Diversified Growth Account 0.0051 13.13 Principal LifeTime 2060 Account 0.0100 40.21
Diversified Growth Managed Volatility Account 0.0037 13.55 Principal LifeTime Strategic Income Account 0.0019 6.95
Diversified Growth Volatility Control Account 0.0026 12.33 SAM Balanced Portfolio 0.0077 20.32
Diversified Income Account 0.0014 4.87 SAM Conservative Balanced Portfolio 0.0038 11.58
Diversified International Account 0.0441 99.41 SAM Conservative Growth Portfolio 0.0119 27.74
International Emerging Markets Account 0.0554 99.12 SAM Flexible Income Portfolio 0.0019 6.47
Principal LifeTime 2010 Account 0.0031 8.75 SAM Strategic Growth Portfolio 0.0185 38.64
Principal LifeTime 2020 Account 0.0060 14.01

principalfunds.com
This report must be preceded or accompanied by a current prospectus for the Principal Variable
Contracts Funds, Inc.
Principal, Principal and symbol design, and Principal Financial Group are registered trademarks and services marks of Principal Financial Services, Inc., a Principal Financial Group company.
© 2020 Principal Financial Services, Inc. | MM1290-26 | 12/2020 | 103321

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit hereto in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

December 31, 2019 - $586,320
December 31, 2020 - $533,501

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. Ernst & Young has billed the following amounts for those services.

December 31, 2019 - $5,500
December 31, 2020 - $5,500

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

December 31, 2019 - $184,133
December 31, 2020 - $171,654

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst and Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst and Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

December 31, 2019 - $189,633
December 31, 2020 - $177,154

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Variable Contracts Funds, Inc.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	2/9/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
            Kamal Bhatia, President and CEO

Date	2/9/21

By	/s/ Tracy W. Bollin
            Tracy W. Bollin, Chief Financial Officer

Date	2/9/21